UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Balanced Index Fund Investor Shares - VBINX

Vanguard Balanced Index Fund Admiral™ Shares - VBIAX

Vanguard Balanced Index Fund Institutional Shares - VBAIX

Vanguard Balanced Index Fund
Investor Shares (VBINX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.18%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its composite benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Technology companies accounted for half of the 23.77% return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. With the sole exception of basic materials, all sectors posted gains, mostly in double digits.
  The Treasury yield curve steepened over the course of the year, with yields falling at the short end of the maturity spectrum and rising at the long end. The yield curve went from inverted to normal but remained relatively flat. With prices falling for longer-term bonds, the Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, returned 1.33%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.46%	8.16%	8.04%
Balanced Composite Index	14.49%	8.60%	8.38%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
CRSP US Total Market Index	23.77%	13.81%	12.50%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$57,480
Number of Portfolio Holdings	16,214
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$944
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	60.9%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.2%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2

Vanguard Balanced Index Fund
Admiral™ Shares (VBIAX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its composite benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Technology companies accounted for half of the 23.77% return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. With the sole exception of basic materials, all sectors posted gains, mostly in double digits.
  The Treasury yield curve steepened over the course of the year, with yields falling at the short end of the maturity spectrum and rising at the long end. The yield curve went from inverted to normal but remained relatively flat. With prices falling for longer-term bonds, the Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, returned 1.33%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.59%	8.28%	8.17%
Balanced Composite Index	14.49%	8.60%	8.38%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
CRSP US Total Market Index	23.77%	13.81%	12.50%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$57,480
Number of Portfolio Holdings	16,214
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$944
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	60.9%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.2%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR502

Vanguard Balanced Index Fund
Institutional Shares (VBAIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its composite benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Technology companies accounted for half of the 23.77% return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. With the sole exception of basic materials, all sectors posted gains, mostly in double digits.
  The Treasury yield curve steepened over the course of the year, with yields falling at the short end of the maturity spectrum and rising at the long end. The yield curve went from inverted to normal but remained relatively flat. With prices falling for longer-term bonds, the Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, returned 1.33%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.60%	8.29%	8.18%
Balanced Composite Index	14.49%	8.60%	8.38%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
CRSP US Total Market Index	23.77%	13.81%	12.50%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$57,480
Number of Portfolio Holdings	16,214
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$944
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	60.9%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.2%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR869

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$79,000	$78,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$79,000	$78,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Balanced Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	191
Tax information	192

Balanced Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (60.9%)
Basic Materials (0.9%)
	Linde plc	294,716	123,389
	Air Products and Chemicals Inc.	137,164	39,783
	Ecolab Inc.	157,356	36,872
	Freeport-McMoRan Inc.	883,392	33,640
	Newmont Corp.	704,916	26,237
	Fastenal Co.	353,376	25,411
	Nucor Corp.	145,318	16,960
	International Flavors & Fragrances Inc.	158,845	13,430
	LyondellBasell Industries NV Class A	160,581	11,926
	International Paper Co.	215,108	11,577
	Steel Dynamics Inc.	89,394	10,197
	Avery Dennison Corp.	49,626	9,287
	CF Industries Holdings Inc.	107,560	9,177
	Reliance Inc.	33,059	8,901
	Eastman Chemical Co.	68,756	6,279
	Albemarle Corp.	72,810	6,267
	Alcoa Corp.	159,924	6,042
*	RBC Bearings Inc.	19,605	5,865
	Mueller Industries Inc.	70,668	5,608
	Royal Gold Inc.	40,786	5,378
	Carpenter Technology Corp.	29,437	4,996
	Mosaic Co.	197,237	4,848
	Celanese Corp. Class A	68,215	4,721
	United States Steel Corp.	126,321	4,294
	UFP Industries Inc.	35,502	3,999
	FMC Corp.	77,812	3,782
	Commercial Metals Co.	70,154	3,480
	Element Solutions Inc.	136,598	3,474
	Balchem Corp.	20,396	3,324
*	Arcadium Lithium plc	632,514	3,245
	Hexcel Corp.	50,630	3,174
	Cabot Corp.	33,474	3,057
*	Cleveland-Cliffs Inc.	310,038	2,914
	Timken Co.	38,762	2,766
	Westlake Corp.	24,068	2,759
	Olin Corp.	72,548	2,452
	NewMarket Corp.	4,453	2,353
	Avient Corp.	56,078	2,291
	Ashland Inc.	29,879	2,135
	Sensient Technologies Corp.	26,094	1,859
	Hecla Mining Co.	376,224	1,847
	Huntsman Corp.	101,134	1,823
	Scotts Miracle-Gro Co.	26,682	1,770
	Innospec Inc.	15,925	1,753
*	Uranium Energy Corp.	250,001	1,673
	Sylvamo Corp.	21,122	1,669
	Chemours Co.	91,463	1,546
	Minerals Technologies Inc.	19,377	1,477
	Hawkins Inc.	11,595	1,422
*	Coeur Mining Inc.	222,616	1,273
	Materion Corp.	12,611	1,247
	Quaker Chemical Corp.	8,032	1,131
*	Perimeter Solutions Inc.	86,817	1,110
*	MP Materials Corp.	69,522	1,085
*	Ingevity Corp.	22,680	924
	Stepan Co.	12,702	822
	Worthington Steel Inc.	23,759	756
	Tronox Holdings plc	72,864	734
	Kaiser Aluminum Corp.	9,951	699
*,1	Energy Fuels Inc.	118,771	609

Balanced Index Fund
		Shares	Market Value• ($000)
*	Century Aluminum Co.	30,544	557
*	Ecovyst Inc.	70,433	538
	AdvanSix Inc.	17,533	500
	Koppers Holdings Inc.	13,128	425
*	Metallus Inc.	27,885	394
*	Magnera Corp.	21,501	391
	Mativ Holdings Inc.	35,261	384
*	Rayonier Advanced Materials Inc.	44,700	369
*	Ivanhoe Electric Inc.	43,379	328
	Compass Minerals International Inc.	27,293	307
	Ryerson Holding Corp.	16,074	298
*	Universal Stainless & Alloy Products Inc.	6,317	278
*	Northwest Pipe Co.	5,459	263
*	GrafTech International Ltd.	143,000	247
*	Ur-Energy Inc.	215,196	247
*	Clearwater Paper Corp.	8,076	240
*	LSB Industries Inc.	27,907	212
	Olympic Steel Inc.	6,373	209
	Omega Flex Inc.	4,899	206
	Radius Recycling Inc.	13,287	202
*	Intrepid Potash Inc.	7,428	163
*	Tredegar Corp.	18,346	141
*,1	ASP Isotopes Inc.	31,163	141
*	LanzaTech Global Inc.	99,800	137
*	United States Antimony Corp.	66,667	118
*	Dakota Gold Corp.	50,500	111
*,1	Piedmont Lithium Inc.	12,436	109
*	Ascent Industries Co.	9,600	107
*	Perma-Pipe International Holdings Inc.	7,151	107
*	Alto Ingredients Inc.	67,114	105
*	Unifi Inc.	16,177	101
*	Comstock Inc.	119,899	96
	American Vanguard Corp.	19,365	90
*	Origin Materials Inc.	68,704	88
	FutureFuel Corp.	16,400	87
	Northern Technologies International Corp.	5,764	78
*	NN Inc.	22,036	72
*,1	American Battery Technology Co.	23,913	59
*	Idaho Strategic Resources Inc.	5,629	57
*	Contango ORE Inc.	5,641	57
*	Culp Inc.	7,359	43
	Friedman Industries Inc.	2,625	40
*	Hycroft Mining Holding Corp. Class A	15,211	34
	United-Guardian Inc.	2,067	20
	Chicago Rivet & Machine Co.	710	11
			512,286
Consumer Discretionary (9.2%)
*	Amazon.com Inc.	5,847,977	1,282,988
*	Tesla Inc.	1,686,002	680,875
	Costco Wholesale Corp.	273,924	250,988
	Walmart Inc.	2,734,352	247,049
	Home Depot Inc.	614,192	238,915
*	Netflix Inc.	264,145	235,438
	McDonald's Corp.	443,336	128,519
	Walt Disney Co.	1,119,262	124,630
	Booking Holdings Inc.	20,460	101,654
	Lowe's Cos. Inc.	348,600	86,034
	TJX Cos. Inc.	697,584	84,275
*	Uber Technologies Inc.	1,234,890	74,489
	Starbucks Corp.	700,139	63,888
	NIKE Inc. Class B	734,959	55,614
*	Chipotle Mexican Grill Inc. Class A	840,909	50,707
*	O'Reilly Automotive Inc.	35,689	42,320
	Marriott International Inc. Class A	137,205	38,272
	Target Corp.	281,719	38,083
	Hilton Worldwide Holdings Inc.	150,467	37,189
	General Motors Co.	677,787	36,106
	Royal Caribbean Cruises Ltd.	149,088	34,393
*	AutoZone Inc.	10,420	33,365

Balanced Index Fund
		Shares	Market Value• ($000)
*	Trade Desk Inc. Class A	276,779	32,530
*	Airbnb Inc. Class A	243,685	32,023
	Ross Stores Inc.	203,771	30,824
*	Copart Inc.	533,994	30,646
*	Lululemon Athletica Inc.	68,754	26,292
	Delta Air Lines Inc.	399,196	24,151
	Ford Motor Co.	2,395,121	23,712
	Electronic Arts Inc.	161,773	23,667
	DR Horton Inc.	169,097	23,643
	Yum! Brands Inc.	172,173	23,099
	Lennar Corp. Class A	153,683	20,958
*	United Airlines Holdings Inc.	203,409	19,751
*	ROBLOX Corp. Class A	338,503	19,586
	Garmin Ltd.	94,566	19,505
*	Take-Two Interactive Software Inc.	103,706	19,090
*	Deckers Outdoor Corp.	93,423	18,973
	eBay Inc.	296,717	18,382
	Tractor Supply Co.	330,755	17,550
*	Carvana Co. Class A	75,534	15,361
*	Carnival Corp.	606,838	15,122
*	Warner Bros Discovery Inc.	1,371,296	14,495
*	NVR Inc.	1,771	14,485
*	Expedia Group Inc.	75,970	14,155
	Williams-Sonoma Inc.	76,164	14,104
	PulteGroup Inc.	126,669	13,794
	Darden Restaurants Inc.	72,728	13,578
*	Live Nation Entertainment Inc.	99,597	12,898
*	Ulta Beauty Inc.	29,156	12,681
	Southwest Airlines Co.	372,702	12,530
*	Burlington Stores Inc.	39,239	11,185
*	DraftKings Inc. Class A	286,347	10,652
*	Liberty Media Corp.-Liberty Formula One Class C	113,102	10,480
	Dollar General Corp.	136,775	10,370
	Las Vegas Sands Corp.	201,615	10,355
	Estee Lauder Cos. Inc. Class A	137,241	10,290
	RB Global Inc.	114,020	10,286
	Best Buy Co. Inc.	119,462	10,250
	Omnicom Group Inc.	119,031	10,241
	Genuine Parts Co.	85,930	10,033
*	Dollar Tree Inc.	126,868	9,507
	Tapestry Inc.	144,172	9,419
*	Aptiv plc	144,841	8,760
	Domino's Pizza Inc.	19,979	8,386
	Rollins Inc.	180,903	8,385
	Toll Brothers Inc.	62,646	7,890
*	GameStop Corp. Class A	250,146	7,840
*	CarMax Inc.	95,551	7,812
	Dick's Sporting Goods Inc.	34,117	7,807
	Pool Corp.	22,542	7,685
	Texas Roadhouse Inc. Class A	41,418	7,473
*	BJ's Wholesale Club Holdings Inc.	81,505	7,282
*	Duolingo Inc. Class A	22,403	7,264
*	American Airlines Group Inc.	406,334	7,082
*	Norwegian Cruise Line Holdings Ltd.	273,705	7,042
	Fox Corp. Class A	142,195	6,908
	Service Corp. International	84,629	6,755
	Interpublic Group of Cos. Inc.	231,020	6,473
*	Floor & Decor Holdings Inc. Class A	63,497	6,331
*,1	Rivian Automotive Inc. Class A	475,415	6,323
	News Corp. Class A	227,005	6,252
	Aramark	163,502	6,100
*	TKO Group Holdings Inc. Class A	42,831	6,087
*	Cava Group Inc.	53,381	6,021
	Murphy USA Inc.	11,965	6,003
	Lithia Motors Inc. Class A	16,566	5,921
	LKQ Corp.	160,252	5,889
	Tempur Sealy International Inc.	102,024	5,784
*	Skechers USA Inc. Class A	82,037	5,516
	Ralph Lauren Corp. Class A	23,541	5,438
	Churchill Downs Inc.	39,901	5,328

Balanced Index Fund
		Shares	Market Value• ($000)
	Bath & Body Works Inc.	135,016	5,235
	Wingstop Inc.	18,218	5,178
	VF Corp.	240,867	5,169
*	Planet Fitness Inc. Class A	51,909	5,132
*	Alaska Air Group Inc.	78,442	5,079
	New York Times Co. Class A	95,938	4,994
	Wyndham Hotels & Resorts Inc.	48,444	4,883
*	Abercrombie & Fitch Co. Class A	31,667	4,733
*	Light & Wonder Inc.	54,758	4,730
	Wynn Resorts Ltd.	54,808	4,722
	Hasbro Inc.	81,964	4,583
*	MGM Resorts International	129,589	4,490
	H&R Block Inc.	84,980	4,490
*	elf Beauty Inc.	34,720	4,359
	Vail Resorts Inc.	23,114	4,333
	BorgWarner Inc.	135,010	4,292
	U-Haul Holding Co.	66,652	4,269
*	Caesars Entertainment Inc.	125,785	4,204
*	Ollie's Bargain Outlet Holdings Inc.	37,779	4,145
	Gentex Corp.	141,503	4,065
*	Bright Horizons Family Solutions Inc.	36,198	4,013
	Whirlpool Corp.	34,038	3,897
	Hyatt Hotels Corp. Class A	24,759	3,887
*	Crocs Inc.	33,972	3,721
*	Taylor Morrison Home Corp. Class A	60,477	3,702
*	SiteOne Landscape Supply Inc.	28,082	3,700
*	Mattel Inc.	207,922	3,686
	PVH Corp.	34,498	3,648
*	RH	9,211	3,625
	Gap Inc.	151,201	3,573
*	Dutch Bros Inc. Class A	67,228	3,521
*	Etsy Inc.	66,192	3,501
*	Brinker International Inc.	25,973	3,436
*	Five Below Inc.	32,617	3,423
	Meritage Homes Corp.	22,195	3,414
*	AutoNation Inc.	19,705	3,347
	Paramount Global Class B	317,345	3,319
	Group 1 Automotive Inc.	7,832	3,301
*	Chewy Inc. Class A	94,665	3,170
	Lear Corp.	33,462	3,169
*	Shake Shack Inc. Class A	23,743	3,082
*	Champion Homes Inc.	33,908	2,987
*	Asbury Automotive Group Inc.	12,145	2,952
*	Grand Canyon Education Inc.	18,003	2,949
	Sirius XM Holdings Inc.	127,293	2,902
	Nexstar Media Group Inc. Class A	18,293	2,890
	Kontoor Brands Inc.	33,771	2,884
[1]	Endeavor Group Holdings Inc. Class A	92,051	2,880
	Thor Industries Inc.	30,033	2,874
*	Liberty Media Corp.-Liberty Formula One Class A	34,112	2,867
*	Valvoline Inc.	78,972	2,857
*	Boot Barn Holdings Inc.	18,791	2,853
	Boyd Gaming Corp.	38,019	2,758
	Macy's Inc.	161,974	2,742
*	Lyft Inc. Class A	211,700	2,731
	Six Flags Entertainment Corp.	55,448	2,672
*	Stride Inc.	25,406	2,640
	Newell Brands Inc.	260,055	2,590
*	Wayfair Inc. Class A	58,324	2,585
*	Frontdoor Inc.	46,904	2,564
	KB Home	38,722	2,545
*	Madison Square Garden Sports Corp.	11,266	2,543
	Academy Sports & Outdoors Inc.	44,116	2,538
	Warner Music Group Corp. Class A	78,768	2,442
*	SkyWest Inc.	24,136	2,417
	News Corp. Class B	76,582	2,330
*,1	Lucid Group Inc. Class A	762,161	2,302
[1]	Choice Hotels International Inc.	15,959	2,266
*	Urban Outfitters Inc.	40,448	2,220
	Harley-Davidson Inc.	71,804	2,163

Balanced Index Fund
		Shares	Market Value• ($000)
*	Cinemark Holdings Inc.	69,779	2,162
*	Cavco Industries Inc.	4,807	2,145
*	Dorman Products Inc.	16,340	2,117
*	M/I Homes Inc.	15,779	2,098
	Fox Corp. Class B	45,783	2,094
	Signet Jewelers Ltd.	25,668	2,072
	Travel + Leisure Co.	40,488	2,043
*	Tri Pointe Homes Inc.	56,037	2,032
	Rush Enterprises Inc. Class A	36,808	2,017
*	Adtalem Global Education Inc.	22,037	2,002
*	Victoria's Secret & Co.	48,238	1,998
*	YETI Holdings Inc.	51,743	1,993
*	ACV Auctions Inc. Class A	89,590	1,935
*	Penn Entertainment Inc.	97,383	1,930
	Penske Automotive Group Inc.	12,510	1,907
*	Liberty Media Corp.-Liberty Live Class C	27,883	1,898
*	Peloton Interactive Inc. Class A	217,564	1,893
	Polaris Inc.	32,753	1,887
*	Sweetgreen Inc. Class A	58,662	1,881
	TEGNA Inc.	100,640	1,841
	Steven Madden Ltd.	43,009	1,829
	Wendy's Co.	110,211	1,796
	American Eagle Outfitters Inc.	107,411	1,791
	Marriott Vacations Worldwide Corp.	19,601	1,760
	Advance Auto Parts Inc.	36,148	1,709
*	Hilton Grand Vacations Inc.	43,235	1,684
	Columbia Sportswear Co.	19,721	1,655
*	Hanesbrands Inc.	202,654	1,650
	Nordstrom Inc.	66,720	1,611
	Graham Holdings Co. Class B	1,842	1,606
	LCI Industries	14,834	1,534
*	Visteon Corp.	17,295	1,534
*	Coty Inc. Class A	212,775	1,481
	HNI Corp.	29,185	1,470
*	JetBlue Airways Corp.	185,344	1,457
	PriceSmart Inc.	15,686	1,446
*	Goodyear Tire & Rubber Co.	160,260	1,442
	Interparfums Inc.	10,962	1,442
	Red Rock Resorts Inc. Class A	31,072	1,437
*	Capri Holdings Ltd.	67,806	1,428
	Strategic Education Inc.	14,860	1,388
	Cheesecake Factory Inc.	28,441	1,349
*	Laureate Education Inc.	72,759	1,331
	Century Communities Inc.	17,610	1,292
*	OPENLANE Inc.	64,175	1,273
	Acushnet Holdings Corp.	17,635	1,253
*	Foot Locker Inc.	56,726	1,234
	Phinia Inc.	25,110	1,210
	La-Z-Boy Inc.	26,930	1,173
*	LGI Homes Inc.	12,866	1,150
	Carter's Inc.	20,980	1,137
	John Wiley & Sons Inc. Class A	26,016	1,137
*	QuantumScape Corp. Class A	218,781	1,135
*	Sonos Inc.	73,635	1,107
*	Green Brick Partners Inc.	19,232	1,086
*	Knowles Corp.	53,474	1,066
	PROG Holdings Inc.	24,285	1,026
	Wolverine World Wide Inc.	45,920	1,019
	Perdoceo Education Corp.	38,507	1,019
*	TripAdvisor Inc.	67,679	1,000
*	Life Time Group Holdings Inc.	45,066	997
	Dillard's Inc. Class A	2,302	994
	Buckle Inc.	19,438	988
	Levi Strauss & Co. Class A	56,726	981
*	United Parks & Resorts Inc.	17,138	963
*	AMC Entertainment Holdings Inc. Class A	240,221	956
	Dana Inc.	81,618	944
*	Under Armour Inc. Class A	113,850	943
*	Liberty Media Corp.-Liberty Live Class A	14,147	942
	MillerKnoll Inc.	41,498	937

Balanced Index Fund
		Shares	Market Value• ($000)
	Kohl's Corp.	65,916	925
	Allegiant Travel Co.	9,329	878
	Interface Inc. Class A	35,478	864
	Upbound Group Inc.	29,612	864
*	Helen of Troy Ltd.	13,918	833
*	Fox Factory Holding Corp.	27,248	825
*	Sabre Corp.	224,300	819
	Papa John's International Inc.	19,817	814
*	QuinStreet Inc.	34,959	807
	Winnebago Industries Inc.	16,457	786
*	Revolve Group Inc. Class A	23,377	783
*	Avis Budget Group Inc.	9,687	781
*	Madison Square Garden Entertainment Corp. Class A	21,871	779
*	G-III Apparel Group Ltd.	23,686	773
*	Gentherm Inc.	19,254	769
	Worthington Enterprises Inc.	19,118	767
*	Atlanta Braves Holdings Inc. Class C	20,055	767
	Camping World Holdings Inc. Class A	36,250	764
	Winmark Corp.	1,926	757
*	Central Garden & Pet Co. Class A	22,486	743
*	Universal Technical Institute Inc.	28,362	729
	Leggett & Platt Inc.	75,268	723
	Cracker Barrel Old Country Store Inc.	13,326	704
	Oxford Industries Inc.	8,938	704
*	Arlo Technologies Inc.	62,427	699
*	Sally Beauty Holdings Inc.	65,334	683
*	Rush Street Interactive Inc.	49,309	677
	Steelcase Inc. Class A	55,928	661
*	Everi Holdings Inc.	48,724	658
*	Sphere Entertainment Co.	16,138	651
*	Topgolf Callaway Brands Corp.	82,494	648
	Monarch Casino & Resort Inc.	8,111	640
*	Cars.com Inc.	36,500	633
*	Integral Ad Science Holding Corp.	60,118	628
	Bloomin' Brands Inc.	50,064	611
*	Lions Gate Entertainment Corp. Class A	70,265	600
*	Coursera Inc.	70,601	600
*	Under Armour Inc. Class C	80,321	599
*	Dave & Buster's Entertainment Inc.	20,384	595
*	Central Garden & Pet Co.	15,120	587
*	Viad Corp.	13,607	578
*	Revelyst Inc.	29,909	575
*	Global Business Travel Group I	61,260	568
*	RealReal Inc.	51,827	566
*	XPEL Inc.	14,093	563
*	Driven Brands Holdings Inc.	33,841	546
	Matthews International Corp. Class A	19,642	544
*	Sun Country Airlines Holdings Inc.	36,171	527
*	Udemy Inc.	63,982	527
*	Figs Inc. Class A	82,563	511
	Krispy Kreme Inc.	50,296	499
*	Gannett Co. Inc.	96,200	487
	Jack in the Box Inc.	11,673	486
	Sonic Automotive Inc. Class A	7,587	481
*	Mister Car Wash Inc.	65,542	478
	Caleres Inc.	20,439	473
*	National Vision Holdings Inc.	45,301	472
*	BJ's Restaurants Inc.	13,399	471
*	Beazer Homes USA Inc.	16,992	467
*	Daily Journal Corp.	818	465
*	First Watch Restaurant Group Inc.	24,865	463
	Ethan Allen Interiors Inc.	16,422	462
*	Malibu Boats Inc. Class A	11,718	440
	Golden Entertainment Inc.	13,829	437
*	American Axle & Manufacturing Holdings Inc.	72,396	422
	Sturm Ruger & Co. Inc.	11,636	412
*,1	Red Cat Holdings Inc.	32,071	412
	Monro Inc.	16,572	411
*	Liquidity Services Inc.	12,573	406
	Standard Motor Products Inc.	12,908	400

Balanced Index Fund
		Shares	Market Value• ($000)
*	ODP Corp.	17,611	400
*	Thryv Holdings Inc.	25,658	380
*	MarineMax Inc.	13,108	379
*	Lions Gate Entertainment Corp. Class B	49,648	375
	Build-A-Bear Workshop Inc.	8,127	374
*	Dream Finders Homes Inc. Class A	16,072	374
*	Kura Sushi USA Inc. Class A	4,046	366
*	Stagwell Inc. Class A	55,590	366
*	Accel Entertainment Inc. Class A	34,084	364
	Sinclair Inc.	22,500	363
*	Portillo's Inc. Class A	38,368	361
*,1	Frontier Group Holdings Inc.	50,439	359
*	Hovnanian Enterprises Inc. Class A	2,630	352
	Shoe Carnival Inc.	10,530	348
	Marcus Corp.	15,780	339
	Carriage Services Inc. Class A	8,479	338
*	Bally's Corp.	18,708	335
	A-Mark Precious Metals Inc.	11,724	321
	Rush Enterprises Inc. Class B	5,850	318
*,1	Atlanta Braves Holdings Inc. Class A	7,675	313
	Guess? Inc.	21,897	308
*	Eastman Kodak Co.	46,489	305
	Arhaus Inc. Class A	32,331	304
*	National CineMedia Inc.	44,600	296
*	Genesco Inc.	6,592	282
	Scholastic Corp.	13,210	282
[1]	Paramount Global Class A	12,582	281
	Arko Corp.	41,580	274
*	PlayAGS Inc.	23,386	270
	Smith & Wesson Brands Inc.	26,547	268
*,1	Serve Robotics Inc.	19,569	264
*	KinderCare Learning Cos. Inc.	14,652	261
*	Stitch Fix Inc. Class A	59,923	258
	RCI Hospitality Holdings Inc.	4,425	254
*	Lindblad Expeditions Holdings Inc.	21,076	250
*	Clear Channel Outdoor Holdings Inc.	181,601	249
*	Lincoln Educational Services Corp.	15,484	245
*	Xponential Fitness Inc. Class A	18,173	244
*	Hertz Global Holdings Inc.	63,805	234
*,1	SES AI Corp.	106,300	233
*	Denny's Corp.	37,823	229
	Dine Brands Global Inc.	7,552	227
*	MasterCraft Boat Holdings Inc.	11,800	225
*	Clean Energy Fuels Corp.	88,725	223
*	America's Car-Mart Inc.	4,309	221
*	Boston Omaha Corp. Class A	15,593	221
*	Funko Inc. Class A	15,668	210
*	American Public Education Inc.	9,534	206
	Movado Group Inc.	10,482	206
*	Sleep Number Corp.	13,537	206
*	Zumiez Inc.	10,629	204
	Global Industrial Co.	8,121	201
*	Lovesac Co.	8,246	195
*	Corsair Gaming Inc.	28,628	189
*	El Pollo Loco Holdings Inc.	16,271	188
*,1	Vuzix Corp.	47,800	188
	Weyco Group Inc.	4,901	184
*	Outbrain Inc.	25,574	184
*	JAKKS Pacific Inc.	6,436	181
*	Savers Value Village Inc.	17,243	177
*	1-800-Flowers.com Inc. Class A	21,198	173
	Designer Brands Inc. Class A	32,252	172
*	Leslie's Inc.	77,024	172
*	iHeartMedia Inc. Class A	81,059	160
*	Legacy Housing Corp.	6,400	158
*	AMC Networks Inc. Class A	15,881	157
*	Smith Douglas Homes Corp. Class A	5,974	153
	Flexsteel Industries Inc.	2,803	152
	Gray Television Inc.	46,283	146
	Haverty Furniture Cos. Inc.	6,462	144

Balanced Index Fund
		Shares	Market Value• ($000)
*	Landsea Homes Corp.	16,972	144
*	Beyond Inc.	28,771	142
*	Latham Group Inc.	20,462	142
*	iRobot Corp.	17,796	138
*	Petco Health & Wellness Co. Inc. Class A	36,284	138
*	Cooper-Standard Holdings Inc.	10,000	136
*	European Wax Center Inc. Class A	20,055	134
*	Strattec Security Corp.	3,216	133
*	Turtle Beach Corp.	7,698	133
	Cricut Inc. Class A	23,296	133
	Superior Group of Cos. Inc.	8,001	132
	Rocky Brands Inc.	5,601	128
*,1	Wheels Up Experience Inc.	75,718	125
*	Traeger Inc.	51,360	123
*	Full House Resorts Inc.	29,586	121
	Nathan's Famous Inc.	1,509	119
	Lakeland Industries Inc.	4,633	118
*	OneWater Marine Inc. Class A	6,600	115
*	BARK Inc.	62,355	115
*	Barnes & Noble Education Inc.	11,411	115
	Hamilton Beach Brands Holding Co. Class A	6,747	114
*	Stoneridge Inc.	18,241	114
*	Potbelly Corp.	11,769	111
	J. Jill Inc.	4,000	110
*	LiveOne Inc.	73,227	108
*	Citi Trends Inc.	3,954	104
*	Travelzoo	5,176	103
*	GoPro Inc. Class A	93,976	102
*	Kewaunee Scientific Corp.	1,646	102
*	Motorcar Parts of America Inc.	13,428	102
*	Chegg Inc.	61,656	99
*	EW Scripps Co. Class A	44,261	98
	Johnson Outdoors Inc. Class A	2,929	97
*	Universal Electronics Inc.	8,830	97
	Clarus Corp.	21,337	96
*	Holley Inc.	31,500	95
*	Destination XL Group Inc.	34,900	94
	Entravision Communications Corp. Class A	38,303	90
*	Playstudios Inc.	47,646	89
*	Qurate Retail Inc. Class A	266,634	88
*	Angi Inc. Class A	51,994	86
*	Cardlytics Inc.	23,301	86
*	Tile Shop Holdings Inc.	12,370	86
[1]	Lucky Strike Entertainment Corp.	8,497	85
*	ContextLogic Inc. Class A	12,102	85
	Townsquare Media Inc. Class A	9,269	84
	Virco Manufacturing Corp.	8,208	84
	Bassett Furniture Industries Inc.	5,800	80
*	Vera Bradley Inc.	19,900	78
*	Red Robin Gourmet Burgers Inc.	14,100	77
	Cato Corp. Class A	18,491	72
*	WW International Inc.	56,463	72
*	Fossil Group Inc.	42,400	71
	NL Industries Inc.	9,161	71
	Canterbury Park Holding Corp.	3,400	71
*	Sportsman's Warehouse Holdings Inc.	25,100	67
*	AMMO Inc.	60,739	67
*	Nerdy Inc.	40,600	66
*	American Outdoor Brands Inc.	4,281	65
*	Lee Enterprises Inc.	4,325	64
	Escalade Inc.	4,321	62
	Marine Products Corp.	6,508	60
*,1	Luminar Technologies Inc. Class A	10,999	59
*	ThredUp Inc. Class A	41,643	58
	Hooker Furnishings Corp.	4,101	57
*	Lands' End Inc.	4,317	57
*	RumbleON Inc. Class B	10,451	57
*,1	Blink Charging Co.	37,833	53
*	Torrid Holdings Inc.	9,950	52
*	Superior Industries International Inc.	25,107	51

Balanced Index Fund
		Shares	Market Value• ($000)
*	Century Casinos Inc.	15,363	50
*	Tilly's Inc. Class A	11,657	50
*	ONE Group Hospitality Inc.	15,411	45
*	Purple Innovation Inc. Class A	45,093	35
*	Mesa Air Group Inc.	29,600	34
	CuriosityStream Inc.	20,600	32
*	Allbirds Inc. Class A	4,333	30
	Lifetime Brands Inc.	4,913	29
*,1	Sonder Holdings Inc.	8,360	27
*	Marchex Inc. Class B	15,105	26
*	Spruce Power Holding Corp.	7,850	23
*	Lulu's Fashion Lounge Holdings Inc.	15,108	17
	Big 5 Sporting Goods Corp.	8,874	16
*	Noodles & Co. Class A	27,098	16
*	Kartoon Studios Inc.	25,381	15
*	Rent the Runway Inc. Class A	1,522	13
*	Focus Universal Inc.	24,180	8
*	Cumulus Media Inc. Class A	10,024	7
*	Owlet Inc. Class A	1,397	6
*,2	Luby's Inc.	6,211	5
*,1,2	SRAX Inc.	7,476	1
*	Canoo Inc.	761	1
*,2	Marriott International Lodging Ltd.	62,955	—
			5,282,163
Consumer Staples (2.4%)
	Procter & Gamble Co.	1,456,679	244,212
	Coca-Cola Co.	2,131,358	132,698
	PepsiCo Inc.	848,466	129,018
	Philip Morris International Inc.	959,670	115,496
	Altria Group Inc.	1,047,704	54,784
	Mondelez International Inc. Class A	825,764	49,323
	Colgate-Palmolive Co.	504,462	45,861
	McKesson Corp.	78,428	44,697
	CVS Health Corp.	774,947	34,787
	Kimberly-Clark Corp.	205,477	26,926
	Kenvue Inc.	1,182,823	25,253
	Kroger Co.	400,333	24,480
	Corteva Inc.	425,369	24,229
	Cencora Inc.	107,238	24,094
	Sysco Corp.	302,397	23,121
	Keurig Dr Pepper Inc.	707,745	22,733
*	Monster Beverage Corp.	420,810	22,118
	General Mills Inc.	343,960	21,934
	Constellation Brands Inc. Class A	95,410	21,086
	Kraft Heinz Co.	522,947	16,060
	Church & Dwight Co. Inc.	152,237	15,941
	Hershey Co.	91,424	15,483
	Archer-Daniels-Midland Co.	295,913	14,950
	Kellanova	169,537	13,727
	Clorox Co.	76,596	12,440
	McCormick & Co. Inc. (Non-Voting)	155,815	11,879
	Tyson Foods Inc. Class A	177,334	10,186
*	US Foods Holding Corp.	141,254	9,529
	Casey's General Stores Inc.	22,923	9,083
	Conagra Brands Inc.	297,224	8,248
*	Performance Food Group Co.	93,987	7,947
*	Sprouts Farmers Market Inc.	62,107	7,892
	J M Smucker Co.	62,716	6,906
	Brown-Forman Corp. Class B	180,790	6,866
	Bunge Global SA	86,786	6,748
	Molson Coors Beverage Co. Class B	107,905	6,185
*	BellRing Brands Inc.	79,699	6,005
	Lamb Weston Holdings Inc.	88,082	5,887
	Hormel Foods Corp.	187,104	5,869
	Ingredion Inc.	39,290	5,405
	Campbell's Co.	120,458	5,045
*	Freshpet Inc.	30,081	4,455
	Albertsons Cos. Inc. Class A	216,729	4,257
	Walgreens Boots Alliance Inc.	430,232	4,014

Balanced Index Fund
		Shares	Market Value• ($000)
	Coca-Cola Consolidated Inc.	3,141	3,958
*	Darling Ingredients Inc.	99,211	3,342
*	Post Holdings Inc.	27,759	3,177
	Primo Brands Corp.	97,867	3,011
*	Celsius Holdings Inc.	102,511	2,700
	Cal-Maine Foods Inc.	24,826	2,555
	Flowers Foods Inc.	116,046	2,398
*	Simply Good Foods Co.	55,780	2,174
	Lancaster Colony Corp.	11,809	2,045
	WD-40 Co.	8,293	2,013
	Energizer Holdings Inc.	45,569	1,590
*	Boston Beer Co. Inc. Class A	5,233	1,570
	Spectrum Brands Holdings Inc.	17,105	1,445
	J & J Snack Foods Corp.	7,377	1,144
*	Chefs' Warehouse Inc.	22,562	1,113
*	Pilgrim's Pride Corp.	22,298	1,012
*	United Natural Foods Inc.	36,633	1,000
	Edgewell Personal Care Co.	29,668	997
*	TreeHouse Foods Inc.	27,777	976
	Brown-Forman Corp. Class A	25,690	968
*	Vita Coco Co. Inc.	26,028	961
	Reynolds Consumer Products Inc.	33,928	916
	Andersons Inc.	20,748	841
	Universal Corp.	15,272	838
	Fresh Del Monte Produce Inc.	24,817	824
*	Grocery Outlet Holding Corp.	52,066	813
*	Vital Farms Inc.	20,289	765
	Weis Markets Inc.	10,408	705
	Utz Brands Inc.	44,167	692
	WK Kellogg Co.	37,560	676
	National Beverage Corp.	15,304	653
	Ingles Markets Inc. Class A	9,591	618
	Turning Point Brands Inc.	9,243	556
	John B Sanfilippo & Son Inc.	5,217	454
*	Herbalife Ltd.	62,910	421
*	Mission Produce Inc.	28,628	411
	SpartanNash Co.	22,260	408
	Seaboard Corp.	161	391
*	Honest Co. Inc.	52,806	366
	Tootsie Roll Industries Inc.	11,187	362
	B&G Foods Inc.	46,582	321
	MGP Ingredients Inc.	8,024	316
*	Hain Celestial Group Inc.	51,181	315
	Oil-Dri Corp. of America	3,586	314
	ACCO Brands Corp.	59,091	310
	Calavo Growers Inc.	12,130	309
	Natural Grocers by Vitamin Cottage Inc.	6,914	275
*	USANA Health Sciences Inc.	7,561	271
*	Seneca Foods Corp. Class A	3,311	262
*,1	Westrock Coffee Co.	36,270	233
	Limoneira Co.	9,259	226
*,1	Beyond Meat Inc.	42,680	160
	Nu Skin Enterprises Inc. Class A	22,293	154
*	Mama's Creations Inc.	19,100	152
*	Guardian Pharmacy Services Inc. Class A	7,019	142
*	Olaplex Holdings Inc.	81,743	141
*	Medifast Inc.	7,584	134
	Village Super Market Inc. Class A	3,722	119
	Lifevantage Corp.	6,557	115
*	Beauty Health Co.	66,859	106
*	Lifeway Foods Inc.	4,098	102
*	Nature's Sunshine Products Inc.	6,506	95
*	HF Foods Group Inc.	25,551	82
*	PetMed Express Inc.	17,072	82
*	Zevia PBC Class A	16,067	67
*	Veru Inc.	82,146	53
*	GrowGeneration Corp.	28,800	49
*	Cibus Inc. Class A	8,052	22
*	PLBY Group Inc.	14,539	21
*,1	BRC Inc. Class A	4,449	14

Balanced Index Fund
		Shares	Market Value• ($000)
*	Natural Alternatives International Inc.	2,268	10
*	Benson Hill Inc.	3,974	8
			1,364,696
Energy (2.1%)
	Exxon Mobil Corp.	2,718,535	292,433
	Chevron Corp.	1,056,290	152,993
	ConocoPhillips	799,623	79,299
	EOG Resources Inc.	347,567	42,605
	Williams Cos. Inc.	752,665	40,734
	ONEOK Inc.	360,331	36,177
	Schlumberger NV	865,862	33,197
	Kinder Morgan Inc.	1,165,309	31,929
	Phillips 66	254,438	28,988
	Cheniere Energy Inc.	131,577	28,272
	Marathon Petroleum Corp.	197,984	27,619
	Baker Hughes Co. Class A	609,423	24,999
	Targa Resources Corp.	134,795	24,061
	Valero Energy Corp.	194,982	23,903
	Hess Corp.	170,880	22,729
	Occidental Petroleum Corp.	407,008	20,110
	Diamondback Energy Inc.	118,083	19,346
	EQT Corp.	368,982	17,014
	Expand Energy Corp.	135,633	13,502
	Halliburton Co.	491,953	13,376
	Devon Energy Corp.	406,149	13,293
	Texas Pacific Land Corp.	11,363	12,567
*	First Solar Inc.	63,257	11,148
	Coterra Energy Inc.	426,512	10,893
	TechnipFMC plc	264,417	7,652
	Ovintiv Inc.	161,484	6,540
*	Antero Resources Corp.	183,352	6,426
	DT Midstream Inc.	62,527	6,217
	Permian Resources Corp. Class A	390,786	5,620
*	Enphase Energy Inc.	79,343	5,449
	APA Corp.	230,142	5,314
	Range Resources Corp.	141,797	5,102
	Chord Energy Corp.	37,620	4,399
	Matador Resources Co.	69,073	3,886
	NOV Inc.	241,793	3,530
	HF Sinclair Corp.	99,599	3,491
	ChampionX Corp.	119,405	3,247
	Weatherford International plc	45,299	3,245
*	CNX Resources Corp.	87,993	3,227
	Antero Midstream Corp.	207,123	3,125
	Viper Energy Inc. Class A	63,563	3,119
*	NEXTracker Inc. Class A	84,691	3,094
	SM Energy Co.	70,071	2,716
	Civitas Resources Inc.	58,834	2,699
	California Resources Corp.	51,917	2,694
	Magnolia Oil & Gas Corp. Class A	114,007	2,665
	Archrock Inc.	103,563	2,578
	Murphy Oil Corp.	84,970	2,571
	Noble Corp. plc	77,935	2,447
	Cactus Inc. Class A	41,310	2,411
	Northern Oil & Gas Inc.	58,637	2,179
	Patterson-UTI Energy Inc.	237,613	1,963
	Liberty Energy Inc. Class A	92,287	1,836
*	Transocean Ltd.	488,745	1,833
	Helmerich & Payne Inc.	56,400	1,806
	Warrior Met Coal Inc.	31,942	1,733
*	Valaris Ltd.	37,886	1,676
*	Oceaneering International Inc.	62,248	1,623
*	Gulfport Energy Corp.	8,778	1,617
	Crescent Energy Co. Class A	108,654	1,587
*	Tidewater Inc.	28,785	1,575
	Arch Resources Inc.	10,714	1,513
	CONSOL Energy Inc.	13,987	1,492
	Peabody Energy Corp.	69,910	1,464
	PBF Energy Inc. Class A	54,229	1,440

Balanced Index Fund
		Shares	Market Value• ($000)
	Kinetik Holdings Inc. Class A	24,976	1,416
*	Alpha Metallurgical Resources Inc.	6,536	1,308
	Kodiak Gas Services Inc.	30,038	1,226
*,1	Plug Power Inc.	575,208	1,225
*	Calumet Inc.	52,840	1,164
[1]	New Fortress Energy Inc. Class A	71,560	1,082
	Sitio Royalties Corp. Class A	49,181	943
	World Kinect Corp.	33,183	913
*	NextDecade Corp.	118,473	913
*	DNOW Inc.	68,835	896
[1]	Atlas Energy Solutions Inc. Class A	37,884	840
*	Helix Energy Solutions Group Inc.	89,793	837
*	Comstock Resources Inc.	44,726	815
*	Talos Energy Inc.	80,315	780
*	Expro Group Holdings NV	60,536	755
	Delek US Holdings Inc.	39,494	731
	Select Water Solutions Inc. Class A	54,530	722
*	Centrus Energy Corp. Class A	9,414	627
*	Fluence Energy Inc.	39,386	625
	Solaris Energy Infrastructure Inc. Class A	21,551	620
*	MRC Global Inc.	47,905	612
*	Vital Energy Inc.	19,638	607
*	Array Technologies Inc.	98,465	595
	SunCoke Energy Inc.	54,237	580
*	American Superconductor Corp.	23,338	575
*	Shoals Technologies Group Inc. Class A	95,853	530
*	Par Pacific Holdings Inc.	30,251	496
*	ProPetro Holding Corp.	52,959	494
	Core Laboratories Inc.	28,267	489
*	Bristow Group Inc. Class A	13,913	477
*	Ameresco Inc. Class A	19,234	452
*	REX American Resources Corp.	10,843	452
	CVR Energy Inc.	22,241	417
*	Green Plains Inc.	41,000	389
*	Nabors Industries Ltd.	6,400	366
*	NPK International Inc.	43,054	330
*	Gevo Inc.	156,500	327
*	Innovex International Inc.	23,177	324
	RPC Inc.	52,743	313
*	EVgo Inc. Class A	77,161	312
	Granite Ridge Resources Inc.	46,967	303
	Riley Exploration Permian Inc.	9,364	299
*	TETRA Technologies Inc.	81,500	292
	Vitesse Energy Inc.	11,615	290
*	BKV Corp.	10,914	260
*	Summit Midstream Corp.	6,626	250
*,1	ChargePoint Holdings Inc.	233,000	249
*,1	Sunnova Energy International Inc.	71,764	246
	SandRidge Energy Inc.	20,416	239
	VAALCO Energy Inc.	52,169	228
	Berry Corp.	47,100	195
	Ramaco Resources Inc. Class A	18,625	191
*	Hallador Energy Co.	15,236	174
*	Natural Gas Services Group Inc.	6,383	171
*	Amplify Energy Corp.	27,400	164
*	Solid Power Inc.	87,000	164
*	Oil States International Inc.	32,247	163
*	Montauk Renewables Inc.	40,536	161
*	Matrix Service Co.	12,854	154
*	Flotek Industries Inc.	16,184	154
	Ranger Energy Services Inc. Class A	9,800	152
*	Forum Energy Technologies Inc.	8,700	135
[1]	HighPeak Energy Inc.	9,147	134
	W&T Offshore Inc.	74,445	124
*,1	ProFrac Holding Corp. Class A	15,926	124
*	PrimeEnergy Resources Corp.	519	114
	Epsilon Energy Ltd.	18,200	113
*	DMC Global Inc.	14,657	108
	Evolution Petroleum Corp.	20,558	108
*	Complete Solaria Inc.	57,471	103

Balanced Index Fund
		Shares	Market Value• ($000)
	Adams Resources & Energy Inc.	2,685	101
*	Ring Energy Inc.	74,543	101
*	Profire Energy Inc.	39,216	100
	NACCO Industries Inc. Class A	2,823	84
	Energy Services of America Corp.	6,464	82
*,1	FuelCell Energy Inc.	9,010	81
*	SEACOR Marine Holdings Inc.	10,363	68
*,1	Stem Inc.	105,000	63
*	KLX Energy Services Holdings Inc.	11,351	57
	PHX Minerals Inc.	13,999	56
*	Aemetis Inc.	20,069	54
*	Geospace Technologies Corp.	5,246	53
*,1	TPI Composites Inc.	27,321	52
*	OPAL Fuels Inc. Class A	14,600	49
*	Ideal Power Inc.	5,004	38
*	American Resources Corp.	26,300	27
*	Beam Global	2,828	9
*	Empire Petroleum Corp.	1,148	9
*	Drilling Tools International Corp.	459	1
*,2	Novusterra Inc.	2,191	—
*,2	American Carbon Corp.	6,575	—
			1,184,210
Financials (6.9%)
*	Berkshire Hathaway Inc. Class B	1,008,537	457,150
	JPMorgan Chase & Co.	1,740,662	417,254
	Bank of America Corp.	4,272,102	187,759
	Wells Fargo & Co.	2,057,287	144,504
	Goldman Sachs Group Inc.	193,900	111,031
	S&P Global Inc.	196,462	97,844
	Morgan Stanley	746,376	93,834
	Progressive Corp.	362,475	86,853
	Blackrock Inc.	82,403	84,472
	Citigroup Inc.	1,108,530	78,029
	Blackstone Inc.	445,664	76,841
	Charles Schwab Corp.	935,034	69,202
	Chubb Ltd.	236,949	65,469
	Marsh & McLennan Cos. Inc.	303,949	64,562
	KKR & Co. Inc.	410,492	60,716
*	Berkshire Hathaway Inc. Class A	81	55,155
	Intercontinental Exchange Inc.	355,203	52,929
	CME Group Inc.	223,037	51,796
	PNC Financial Services Group Inc.	244,940	47,237
	US Bancorp	959,594	45,897
	Aon plc Class A	127,023	45,622
	Moody's Corp.	95,168	45,050
	Arthur J Gallagher & Co.	154,761	43,929
	Apollo Global Management Inc.	243,882	40,280
	Aflac Inc.	343,059	35,486
	Truist Financial Corp.	813,212	35,277
	Bank of New York Mellon Corp.	449,111	34,505
	Travelers Cos. Inc.	139,929	33,707
	Ameriprise Financial Inc.	59,880	31,882
	Allstate Corp.	164,043	31,626
*	Coinbase Global Inc. Class A	120,018	29,800
	MetLife Inc.	362,702	29,698
	American International Group Inc.	383,357	27,908
	MSCI Inc. Class A	45,963	27,578
	Discover Financial Services	154,212	26,714
	Prudential Financial Inc.	219,016	25,960
	Nasdaq Inc.	284,945	22,029
	Ares Management Corp. Class A	116,579	20,638
	Arch Capital Group Ltd.	220,033	20,320
	Hartford Financial Services Group Inc.	179,233	19,608
	Willis Towers Watson plc	62,403	19,547
	M&T Bank Corp.	102,652	19,300
	Raymond James Financial Inc.	113,702	17,661
	Fifth Third Bancorp	409,417	17,310
	State Street Corp.	171,255	16,809
*	Robinhood Markets Inc. Class A	448,629	16,716

Balanced Index Fund
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	72,532	16,399
	Brown & Brown Inc.	150,361	15,340
	T. Rowe Price Group Inc.	135,628	15,338
	LPL Financial Holdings Inc.	46,365	15,139
	Huntington Bancshares Inc.	896,767	14,590
	Cincinnati Financial Corp.	96,605	13,882
	First Citizens BancShares Inc. Class A	6,427	13,580
	Regions Financial Corp.	549,204	12,917
*	Markel Group Inc.	7,482	12,916
	Cboe Global Markets Inc.	64,976	12,696
	Northern Trust Corp.	115,300	11,818
	FactSet Research Systems Inc.	23,557	11,314
	Interactive Brokers Group Inc. Class A	63,380	11,197
	Citizens Financial Group Inc.	251,835	11,020
	Principal Financial Group Inc.	141,057	10,919
	KeyCorp	609,662	10,450
	W R Berkley Corp.	177,931	10,413
*	SoFi Technologies Inc.	637,724	9,821
	Loews Corp.	113,267	9,593
	Everest Group Ltd.	26,307	9,535
	Tradeweb Markets Inc. Class A	72,256	9,460
	Equitable Holdings Inc.	195,061	9,201
	Fidelity National Financial Inc.	158,064	8,874
	Reinsurance Group of America Inc.	40,601	8,674
	East West Bancorp Inc.	86,295	8,264
	Blue Owl Capital Inc. Class A	353,843	8,230
	RenaissanceRe Holdings Ltd.	31,563	7,853
	Unum Group	107,334	7,839
	Carlyle Group Inc.	143,910	7,266
	Jefferies Financial Group Inc.	89,257	6,998
	Assurant Inc.	31,578	6,733
	First Horizon Corp.	326,215	6,570
	Erie Indemnity Co. Class A	15,787	6,508
	American Financial Group Inc.	47,022	6,439
	Kinsale Capital Group Inc.	13,805	6,421
	Stifel Financial Corp.	59,824	6,346
	Evercore Inc. Class A	22,468	6,228
	Annaly Capital Management Inc.	336,145	6,151
	Ally Financial Inc.	169,217	6,094
	SEI Investments Co.	72,097	5,947
	Webster Financial Corp.	106,403	5,876
	Houlihan Lokey Inc. Class A	33,103	5,749
	Morningstar Inc.	16,925	5,700
	Primerica Inc.	20,667	5,609
	Globe Life Inc.	49,679	5,540
	Western Alliance Bancorp	64,404	5,380
	Pinnacle Financial Partners Inc.	45,347	5,187
	Wintrust Financial Corp.	41,506	5,176
	Old Republic International Corp.	140,124	5,071
	MarketAxess Holdings Inc.	22,253	5,030
	Comerica Inc.	80,827	4,999
	Zions Bancorp NA	91,345	4,955
	AGNC Investment Corp.	527,434	4,858
	Cullen/Frost Bankers Inc.	35,668	4,788
	Corebridge Financial Inc.	158,381	4,740
	Commerce Bancshares Inc.	74,921	4,668
	SouthState Corp.	46,773	4,653
	Invesco Ltd.	265,744	4,645
	RLI Corp.	27,357	4,509
	Synovus Financial Corp.	83,388	4,272
	Prosperity Bancshares Inc.	56,198	4,235
	Old National Bancorp	194,559	4,223
	Popular Inc.	44,105	4,149
	Axis Capital Holdings Ltd.	46,587	4,129
	Voya Financial Inc.	59,095	4,068
	Ryan Specialty Holdings Inc. Class A	62,669	4,021
	Franklin Resources Inc.	196,851	3,994
	Cadence Bank	114,148	3,932
	OneMain Holdings Inc.	74,584	3,888
	First American Financial Corp.	61,354	3,831

Balanced Index Fund
		Shares	Market Value• ($000)
	Jackson Financial Inc. Class A	43,394	3,779
	Starwood Property Trust Inc.	197,507	3,743
	MGIC Investment Corp.	156,315	3,706
*	Mr Cooper Group Inc.	37,975	3,646
	SLM Corp.	131,691	3,632
	Glacier Bancorp Inc.	71,310	3,581
	Columbia Banking System Inc.	130,349	3,521
	Selective Insurance Group Inc.	37,647	3,521
	Rithm Capital Corp.	321,928	3,486
	Hamilton Lane Inc. Class A	23,417	3,467
	Lazard Inc. Class A	66,677	3,433
	Essent Group Ltd.	61,947	3,372
	Affiliated Managers Group Inc.	18,039	3,336
	Janus Henderson Group plc	78,019	3,318
	Lincoln National Corp.	104,101	3,301
	FNB Corp.	221,468	3,273
	Moelis & Co. Class A	43,210	3,192
*	MARA Holdings Inc.	190,350	3,192
	TPG Inc. Class A	50,652	3,183
	United Bankshares Inc.	84,601	3,177
	Home BancShares Inc.	111,032	3,142
	Piper Sandler Cos.	10,381	3,114
	Hanover Insurance Group Inc.	20,013	3,095
*	Clearwater Analytics Holdings Inc. Class A	110,768	3,048
	Bank OZK	67,249	2,995
*	Upstart Holdings Inc.	48,071	2,960
	White Mountains Insurance Group Ltd.	1,502	2,921
	Radian Group Inc.	92,033	2,919
	UMB Financial Corp.	25,769	2,908
	Hancock Whitney Corp.	52,760	2,887
	First Financial Bankshares Inc.	75,686	2,728
	Assured Guaranty Ltd.	29,890	2,690
	Valley National Bancorp	296,327	2,685
	ServisFirst Bancshares Inc.	30,721	2,603
	Ameris Bancorp	40,849	2,556
	FirstCash Holdings Inc.	24,118	2,499
	Kemper Corp.	37,202	2,472
	United Community Banks Inc.	72,794	2,352
	Associated Banc-Corp	97,952	2,341
*	Axos Financial Inc.	33,337	2,329
	CNO Financial Group Inc.	60,852	2,264
*	Texas Capital Bancshares Inc.	28,912	2,261
	StepStone Group Inc. Class A	38,915	2,252
	Fulton Financial Corp.	114,562	2,209
	PJT Partners Inc. Class A	13,985	2,207
	International Bancshares Corp.	34,115	2,155
	Atlantic Union Bankshares Corp.	56,483	2,140
*	Enstar Group Ltd.	6,538	2,106
	First Hawaiian Inc.	80,930	2,100
	Eastern Bankshares Inc.	120,892	2,085
	Community Financial System Inc.	33,290	2,053
	Federated Hermes Inc. Class B	49,458	2,033
	Victory Capital Holdings Inc. Class A	30,442	1,993
	BGC Group Inc. Class A	219,737	1,991
	Cathay General Bancorp	41,109	1,957
	WSFS Financial Corp.	36,748	1,952
	Walker & Dunlop Inc.	20,028	1,947
	Flagstar Financial Inc.	208,269	1,943
	First Bancorp	103,334	1,921
	Artisan Partners Asset Management Inc. Class A	44,312	1,908
*	Riot Platforms Inc.	186,381	1,903
	Bread Financial Holdings Inc.	31,086	1,898
*	Genworth Financial Inc. Class A	268,806	1,879
*	Brighthouse Financial Inc.	38,089	1,830
	Virtu Financial Inc. Class A	51,111	1,824
	First Interstate BancSystem Inc. Class A	56,109	1,822
	CVB Financial Corp.	84,086	1,800
	BankUnited Inc.	46,762	1,785
	PennyMac Financial Services Inc.	17,394	1,777
*	NMI Holdings Inc. Class A	48,021	1,765

Balanced Index Fund
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	78,654	1,745
	Blackstone Mortgage Trust Inc. Class A	100,121	1,743
	Bank of Hawaii Corp.	24,123	1,719
	WaFd Inc.	51,265	1,653
*	Palomar Holdings Inc.	15,564	1,643
*	Baldwin Insurance Group Inc. Class A	41,877	1,623
*	Oscar Health Inc. Class A	120,451	1,619
	Cohen & Steers Inc.	17,492	1,615
*	StoneX Group Inc.	16,474	1,614
	Park National Corp.	9,251	1,586
	Independent Bank Corp.	24,469	1,571
	First Financial Bancorp	57,056	1,534
*	Bancorp Inc.	29,022	1,527
	Pacific Premier Bancorp Inc.	61,176	1,525
[1]	Arbor Realty Trust Inc.	109,787	1,521
*	Enova International Inc.	15,761	1,511
	Seacoast Banking Corp. of Florida	54,672	1,505
	BOK Financial Corp.	13,869	1,476
*	Credit Acceptance Corp.	3,099	1,455
	Banner Corp.	21,627	1,444
	Provident Financial Services Inc.	76,524	1,444
*	Goosehead Insurance Inc. Class A	13,288	1,425
	Towne Bank	41,441	1,411
	First Merchants Corp.	35,020	1,397
	Renasant Corp.	38,746	1,385
	NBT Bancorp Inc.	28,603	1,366
	BancFirst Corp.	11,588	1,358
	Heartland Financial USA Inc.	22,092	1,354
	WesBanco Inc.	40,096	1,305
*	Triumph Financial Inc.	14,349	1,304
	Independent Bank Group Inc.	21,245	1,289
	Stock Yards Bancorp Inc.	17,792	1,274
	Enterprise Financial Services Corp.	22,547	1,272
*	Lemonade Inc.	34,317	1,259
	Banc of California Inc.	81,198	1,255
	OFG Bancorp	28,956	1,225
	Trustmark Corp.	33,226	1,175
	Stewart Information Services Corp.	17,372	1,172
	Mercury General Corp.	17,295	1,150
	FB Financial Corp.	21,988	1,133
	Federal Agricultural Mortgage Corp. Class C	5,682	1,119
	Pathward Financial Inc.	15,084	1,110
	First Bancorp (XNGS)	24,122	1,061
	Lakeland Financial Corp.	15,266	1,050
*	Skyward Specialty Insurance Group Inc.	20,585	1,040
	Northwest Bancshares Inc.	78,672	1,038
	First Commonwealth Financial Corp.	61,266	1,037
*	LendingClub Corp.	64,048	1,037
	City Holding Co.	8,556	1,014
*	SiriusPoint Ltd.	61,122	1,002
	National Bank Holdings Corp. Class A	23,105	995
	Horace Mann Educators Corp.	24,691	969
*	Trupanion Inc.	19,975	963
	Compass Diversified Holdings	40,800	942
	Virtus Investment Partners Inc.	4,231	933
*	Rocket Cos. Inc. Class A	82,700	931
	S&T Bancorp Inc.	24,278	928
	Sandy Spring Bancorp Inc.	27,023	911
	Hope Bancorp Inc.	71,436	878
	WisdomTree Inc.	82,998	871
	Hilltop Holdings Inc.	29,597	847
	Live Oak Bancshares Inc.	21,351	844
	Veritex Holdings Inc.	31,038	843
*	Customers Bancorp Inc.	17,259	840
*	Sable Offshore Corp.	35,911	822
	Nicolet Bankshares Inc.	7,800	818
	Ladder Capital Corp. Class A	72,214	808
	Nelnet Inc. Class A	7,568	808
	Westamerica Bancorp	15,228	799
	Stellar Bancorp Inc.	27,609	783

Balanced Index Fund
		Shares	Market Value• ($000)
	First Busey Corp.	32,976	777
	QCR Holdings Inc.	9,550	770
	Berkshire Hills Bancorp Inc.	26,734	760
	Dime Community Bancshares Inc.	24,474	752
	Employers Holdings Inc.	14,669	751
	TriCo Bancshares	17,122	748
	German American Bancorp Inc.	18,297	736
	Two Harbors Investment Corp.	61,485	727
	Apollo Commercial Real Estate Finance Inc.	83,218	721
[1]	Ready Capital Corp.	104,696	714
*	Encore Capital Group Inc.	14,715	703
	Safety Insurance Group Inc.	8,465	698
	Preferred Bank	7,683	664
	Cannae Holdings Inc.	32,672	649
	Franklin BSP Realty Trust Inc.	51,558	647
	Chimera Investment Corp.	46,032	644
	PennyMac Mortgage Investment Trust	50,993	642
	MFA Financial Inc.	62,757	639
	Brookline Bancorp Inc.	53,848	635
*	Coastal Financial Corp.	7,483	635
	Peoples Bancorp Inc.	19,866	630
	Ellington Financial Inc.	51,641	626
	Dynex Capital Inc.	49,160	622
	OceanFirst Financial Corp.	34,312	621
	ARMOUR Residential REIT Inc.	32,944	621
	Origin Bancorp Inc.	18,335	610
	Safehold Inc.	32,169	594
	First Bancshares Inc.	16,812	588
	Navient Corp.	44,080	586
	Bank First Corp.	5,853	580
	HCI Group Inc.	4,980	580
	AMERISAFE Inc.	11,182	576
	Premier Financial Corp.	22,099	565
	Enact Holdings Inc.	17,460	565
*	Dave Inc.	6,298	547
	ConnectOne Bancorp Inc.	23,765	544
	Amerant Bancorp Inc. Class A	24,085	540
	Southside Bancshares Inc.	16,711	531
	Heritage Financial Corp.	21,194	519
	Redwood Trust Inc.	79,346	518
	Burke & Herbert Financial Services Corp.	8,192	511
	Community Trust Bancorp Inc.	9,586	508
	Tompkins Financial Corp.	7,468	507
	UWM Holdings Corp. Class A	85,264	500
	Univest Financial Corp.	16,579	489
	Hanmi Financial Corp.	20,656	488
	Eagle Bancorp Inc.	18,256	475
	TFS Financial Corp.	37,695	473
	Byline Bancorp Inc.	16,290	472
	First Mid Bancshares Inc.	12,767	470
	Brightsphere Investment Group Inc.	17,636	465
	F&G Annuities & Life Inc.	11,212	465
*	ProAssurance Corp.	28,996	461
*	NB Bancorp Inc.	25,503	461
	Central Pacific Financial Corp.	15,648	455
*	PRA Group Inc.	21,626	452
	Mercantile Bank Corp.	9,965	443
	Merchants Bancorp	12,134	443
	Equity Bancshares Inc. Class A	10,342	439
	Business First Bancshares Inc.	17,003	437
	Independent Bank Corp. (Michigan)	12,460	434
	Capitol Federal Financial Inc.	73,045	432
	Old Second Bancorp Inc.	24,322	432
	BrightSpire Capital Inc. Class A	74,965	423
*	Root Inc. Class A	5,801	421
	Orrstown Financial Services Inc.	11,436	419
*	Open Lending Corp.	67,137	401
	P10 Inc. Class A	31,735	400
[1]	Orchid Island Capital Inc.	51,187	398
	First Community Bankshares Inc.	9,546	397

Balanced Index Fund
		Shares	Market Value• ($000)
*	Ambac Financial Group Inc.	31,321	396
	Horizon Bancorp Inc.	24,347	392
	Washington Trust Bancorp Inc.	12,408	389
	New York Mortgage Trust Inc.	64,067	388
	KKR Real Estate Finance Trust Inc.	38,141	385
	Metrocity Bankshares Inc.	12,006	384
	Northeast Bank	4,108	377
	Esquire Financial Holdings Inc.	4,686	373
	Republic Bancorp Inc. Class A	5,332	373
	TrustCo Bank Corp.	11,133	371
	Amalgamated Financial Corp.	10,985	368
*	EZCORP Inc. Class A	30,070	367
*	Metropolitan Bank Holding Corp.	6,282	367
	Heritage Commerce Corp.	39,071	366
*	Selectquote Inc.	96,684	360
	Claros Mortgage Trust Inc.	79,600	360
*	CrossFirst Bankshares Inc.	23,559	357
	Camden National Corp.	8,247	352
	Peapack-Gladstone Financial Corp.	10,598	340
	Farmers National Banc Corp.	23,843	339
	Southern Missouri Bancorp Inc.	5,889	338
	HomeTrust Bancshares Inc.	9,773	329
	Midland States Bancorp Inc.	13,432	328
	Great Southern Bancorp Inc.	5,479	327
	Tiptree Inc. Class A	15,559	325
	TPG RE Finance Trust Inc.	37,900	322
	Oppenheimer Holdings Inc. Class A	4,996	320
	Shore Bancshares Inc.	19,980	317
	Mid Penn Bancorp Inc.	10,959	316
	First Financial Corp.	6,821	315
	1st Source Corp.	5,376	314
	GCM Grosvenor Inc. Class A	25,046	307
	United Fire Group Inc.	10,744	306
	Universal Insurance Holdings Inc.	14,378	303
[1]	Invesco Mortgage Capital Inc.	37,686	303
	Financial Institutions Inc.	11,078	302
*	Porch Group Inc.	60,900	300
	First Foundation Inc.	47,414	294
*	Hippo Holdings Inc.	10,907	292
	Five Star Bancorp	9,655	291
*	Third Coast Bancshares Inc.	8,500	289
	Bar Harbor Bankshares	9,406	288
	Flushing Financial Corp.	20,120	287
*	Firstsun Capital Bancorp	6,957	279
	CNB Financial Corp.	10,742	267
*	TWFG Inc. Class A	8,661	267
	Peoples Financial Services Corp.	5,170	265
	MidWestOne Financial Group Inc.	9,059	264
*	Bowhead Specialty Holdings Inc.	7,440	264
	Capital City Bank Group Inc.	7,094	260
*	California Bancorp	15,639	259
	HarborOne Bancorp Inc.	21,420	253
	SmartFinancial Inc.	8,174	253
	Northfield Bancorp Inc.	21,434	249
	Northrim Bancorp Inc.	3,190	249
	Sierra Bancorp	8,494	246
*	Greenlight Capital Re Ltd. Class A	17,350	243
*	Columbia Financial Inc.	15,169	240
	First Bank	17,027	240
	Enterprise Bancorp Inc.	6,024	238
	Ares Commercial Real Estate Corp.	39,600	233
	Capital Bancorp Inc.	8,094	231
*	LendingTree Inc.	5,940	230
	Arrow Financial Corp.	7,799	224
	Regional Management Corp.	6,593	224
[1]	Donegal Group Inc. Class B	15,876	224
	Farmers & Merchants Bancorp Inc.	7,584	223
	Diamond Hill Investment Group Inc.	1,430	222
	Hingham Institution For Savings	862	219
*	MBIA Inc.	33,738	218

Balanced Index Fund
		Shares	Market Value• ($000)
	Northeast Community Bancorp Inc.	8,905	218
	South Plains Financial Inc.	6,236	217
	NewtekOne Inc.	16,800	215
	Civista Bancshares Inc.	10,116	213
	RBB Bancorp	10,392	213
*	Hagerty Inc. Class A	22,074	213
	Alerus Financial Corp.	11,041	212
	West Bancorp Inc.	9,617	208
	Kearny Financial Corp.	29,132	206
	Plumas Bancorp	4,330	205
*	Carter Bankshares Inc.	11,673	205
	First Bancorp Inc.	7,333	201
	John Marshall Bancorp Inc.	10,000	201
	First Business Financial Services Inc.	4,314	200
	Unity Bancorp Inc.	4,581	200
	Waterstone Financial Inc.	14,550	196
	ACNB Corp.	4,849	193
	Citizens Community Bancorp Inc.	11,806	192
	Citizens Financial Services Inc.	3,038	192
	First Internet Bancorp	5,320	191
*	Heritage Insurance Holdings Inc.	15,504	188
	Bank of Marin Bancorp	7,785	185
	Colony Bankcorp Inc.	11,200	181
	Investors Title Co.	760	180
	Community West Bancshares	9,286	180
*	Southern First Bancshares Inc.	4,512	179
*	World Acceptance Corp.	1,594	179
	Home Bancorp Inc.	3,816	176
	HBT Financial Inc.	7,843	172
*	Ponce Financial Group Inc.	13,205	172
	ChoiceOne Financial Services Inc.	4,770	170
*	FVCBankcorp Inc.	13,437	169
*	American Coastal Insurance Corp.	12,533	169
	FS Bancorp Inc.	3,965	163
	Citizens & Northern Corp.	8,711	162
	Oak Valley Bancorp	5,531	162
	BayCom Corp.	5,936	159
*	Bridgewater Bancshares Inc.	11,567	156
	Primis Financial Corp.	13,308	155
	LCNB Corp.	9,701	147
	NexPoint Diversified Real Estate Trust	24,032	147
	Guild Holdings Co. Class A	10,380	146
*	FB Bancorp Inc.	12,283	146
	Hawthorn Bancshares Inc.	5,084	144
	Middlefield Banc Corp.	5,094	143
*	eHealth Inc.	14,951	141
	BankFinancial Corp.	10,939	139
	Greene County Bancorp Inc.	5,012	139
	Western New England Bancorp Inc.	14,848	137
	Chicago Atlantic Real Estate Finance Inc.	8,900	137
	First of Long Island Corp.	11,641	136
	Guaranty Bancshares Inc.	3,925	136
	Southern States Bancshares Inc.	4,057	135
	Investar Holding Corp.	6,106	134
	Fidelity D&D Bancorp Inc.	2,713	132
*	HomeStreet Inc.	11,588	132
	OP Bancorp	8,347	132
	Penns Woods Bancorp Inc.	4,312	131
*,1	Citizens Inc. Class A	31,480	126
	Angel Oak Mortgage REIT Inc.	13,600	126
	LINKBANCORP Inc.	16,648	125
	Chemung Financial Corp.	2,549	124
	PCB Bancorp	6,062	123
*	Onity Group Inc.	4,011	123
*	Finance of America Cos. Inc. Class A	4,370	123
*	Abacus Life Inc.	15,703	123
	Princeton Bancorp Inc.	3,544	122
	National Bankshares Inc.	4,164	120
	C&F Financial Corp.	1,671	119
	Rithm Property Trust Inc.	39,755	118

Balanced Index Fund
		Shares	Market Value• ($000)
	Meridian Corp.	8,504	117
	Parke Bancorp Inc.	5,702	117
	First Community Corp.	4,821	116
*	loanDepot Inc. Class A	57,100	116
	MainStreet Bancshares Inc.	6,374	115
	MVB Financial Corp.	5,521	114
	ESSA Bancorp Inc.	5,800	113
*	Blue Foundry Bancorp	11,548	113
	Granite Point Mortgage Trust Inc.	40,300	112
	OppFi Inc.	14,620	112
	Orange County Bancorp Inc.	1,979	110
*	BV Financial Inc.	6,407	110
	James River Group Holdings Ltd.	22,386	109
	Virginia National Bankshares Corp.	2,852	109
	Franklin Financial Services Corp.	3,600	108
	Ames National Corp.	6,500	107
	Timberland Bancorp Inc.	3,466	106
	Red River Bancshares Inc.	1,941	105
*	AlTi Global Inc.	23,697	104
	BCB Bancorp Inc.	8,673	103
	Crawford & Co. Class A	8,911	103
	Evans Bancorp Inc.	2,390	103
*	Pioneer Bancorp Inc.	8,918	103
*	Security National Financial Corp. Class A	8,602	103
	Norwood Financial Corp.	3,727	101
*	ECB Bancorp Inc.	6,780	101
	Advanced Flower Capital Inc.	12,000	100
	AG Mortgage Investment Trust Inc.	14,938	99
*	Kingstone Cos. Inc.	6,427	98
*	SR Bancorp Inc.	8,183	97
	Ellington Credit Co.	14,528	96
	SB Financial Group Inc.	4,586	96
	First United Corp.	2,828	95
	USCB Financial Holdings Inc.	5,222	93
	CF Bankshares Inc.	3,592	92
	Hanover Bancorp Inc.	3,902	90
*	Velocity Financial Inc.	4,566	89
*	ACRES Commercial Realty Corp.	5,440	88
	Bank7 Corp.	1,874	87
	Bankwell Financial Group Inc.	2,772	86
	Riverview Bancorp Inc.	14,806	85
	Union Bankshares Inc.	2,941	85
	William Penn Bancorp	7,000	84
	Crawford & Co. Class B	7,107	83
*	Kingsway Financial Services Inc.	9,900	83
*	NI Holdings Inc.	5,165	81
	Silvercrest Asset Management Group Inc. Class A	4,379	81
	Lument Finance Trust Inc.	30,449	79
	Eagle Bancorp Montana Inc.	5,063	78
	First Northwest Bancorp	7,546	77
*	Forge Global Holdings Inc.	79,468	74
	Medallion Financial Corp.	7,764	73
	Seven Hills Realty Trust	5,409	71
*	Oportun Financial Corp.	18,084	70
*	Provident Bancorp Inc.	6,170	70
	First Financial Northwest Inc.	3,170	69
	Nexpoint Real Estate Finance Inc.	4,115	65
*	Consumer Portfolio Services Inc.	5,489	60
	Peoples Bancorp of North Carolina Inc.	1,927	60
*	Maiden Holdings Ltd.	35,700	60
*	First Western Financial Inc.	2,900	57
*	Sterling Bancorp Inc.	12,013	57
	First Savings Financial Group Inc.	2,109	56
	Sunrise Realty Trust Inc.	4,000	56
	Westwood Holdings Group Inc.	3,791	55
	First Guaranty Bancshares Inc.	4,784	54
	Finward Bancorp	1,917	54
[1]	B. Riley Financial Inc.	11,394	52
	Cherry Hill Mortgage Investment Corp.	19,275	51
	Provident Financial Holdings Inc.	3,235	51

Balanced Index Fund
		Shares	Market Value• ($000)
*	GoHealth Inc. Class A	3,633	49
*	Blue Ridge Bankshares Inc.	14,200	46
	Summit State Bank	5,830	45
	Sachem Capital Corp.	30,000	40
*	BM Technologies Inc.	7,778	38
*,1	Bakkt Holdings Inc. Class A	1,444	36
	Hennessy Advisors Inc.	2,219	28
*	Heritage Global Inc.	14,800	27
	First National Corp.	1,110	26
	US Global Investors Inc. Class A	9,831	24
	AmeriServ Financial Inc.	8,751	23
*	Finwise Bancorp	1,306	21
	United Security Bancshares	1,969	20
*	Catalyst Bancorp Inc.	1,629	19
	Territorial Bancorp Inc.	1,875	18
*	Affinity Bancshares Inc.	810	14
*	Katapult Holdings Inc.	1,844	12
*	SWK Holdings Corp.	470	7
*	GCT Semiconductor Holding Inc.	2,565	6
*	1895 Bancorp of Wisconsin Inc.	337	3
	Ohio Valley Banc Corp.	6	—
			3,968,198
Health Care (6.1%)
	Eli Lilly & Co.	527,886	407,528
	UnitedHealth Group Inc.	568,655	287,660
	Johnson & Johnson	1,488,717	215,298
	AbbVie Inc.	1,091,898	194,030
	Merck & Co. Inc.	1,563,052	155,492
	Thermo Fisher Scientific Inc.	236,282	122,921
	Abbott Laboratories	1,072,439	121,304
*	Intuitive Surgical Inc.	219,907	114,783
	Pfizer Inc.	3,495,998	92,749
	Danaher Corp.	401,599	92,187
	Amgen Inc.	331,779	86,475
*	Boston Scientific Corp.	911,635	81,427
	Stryker Corp.	211,993	76,328
	Gilead Sciences Inc.	769,096	71,041
	Bristol-Myers Squibb Co.	1,251,100	70,762
*	Vertex Pharmaceuticals Inc.	158,686	63,903
	Medtronic plc	792,696	63,321
	Elevance Health Inc.	142,937	52,729
*	Regeneron Pharmaceuticals Inc.	66,499	47,369
	Cigna Group	171,534	47,367
	Zoetis Inc. Class A	250,254	40,774
	Becton Dickinson & Co.	178,645	40,529
	HCA Healthcare Inc.	109,383	32,831
*	Edwards Lifesciences Corp.	362,519	26,837
	Agilent Technologies Inc.	176,298	23,684
	GE HealthCare Technologies Inc.	280,881	21,959
	ResMed Inc.	90,851	20,777
*	IDEXX Laboratories Inc.	50,239	20,771
*	IQVIA Holdings Inc.	105,418	20,716
*	Veeva Systems Inc. Class A	90,132	18,950
*	Centene Corp.	312,439	18,928
	Humana Inc.	74,537	18,911
*	Dexcom Inc.	241,891	18,812
*	Alnylam Pharmaceuticals Inc.	79,797	18,777
	Cardinal Health Inc.	148,882	17,608
	West Pharmaceutical Services Inc.	44,824	14,683
*	Biogen Inc.	90,385	13,822
*	Waters Corp.	36,817	13,658
*	Illumina Inc.	98,030	13,100
	Zimmer Biomet Holdings Inc.	123,250	13,019
	STERIS plc	61,358	12,613
*	Natera Inc.	77,506	12,269
	Labcorp Holdings Inc.	51,694	11,854
*	Cooper Cos. Inc.	123,670	11,369
*	Insulet Corp.	43,358	11,319
	Quest Diagnostics Inc.	69,018	10,412

Balanced Index Fund
		Shares	Market Value• ($000)
*	Molina Healthcare Inc.	35,383	10,298
*	Hologic Inc.	138,918	10,015
*	United Therapeutics Corp.	27,555	9,723
	Viatris Inc.	743,378	9,255
	Baxter International Inc.	317,025	9,244
*	Align Technology Inc.	43,983	9,171
*	Moderna Inc.	215,579	8,964
*	Neurocrine Biosciences Inc.	62,862	8,581
*	Avantor Inc.	399,582	8,419
	Revvity Inc.	75,373	8,412
*	BioMarin Pharmaceutical Inc.	118,240	7,772
*	Insmed Inc.	111,531	7,700
*	Tenet Healthcare Corp.	58,883	7,433
	Bio-Techne Corp.	98,508	7,096
*	Sarepta Therapeutics Inc.	56,205	6,834
*	Incyte Corp.	94,995	6,561
	Universal Health Services Inc. Class B	34,518	6,193
*	Exact Sciences Corp.	109,724	6,165
*	Vaxcyte Inc.	74,086	6,065
	Royalty Pharma plc Class A	233,230	5,950
*	Charles River Laboratories International Inc.	31,676	5,847
*	Globus Medical Inc. Class A	70,620	5,841
	Encompass Health Corp.	61,939	5,720
*	Solventum Corp.	85,393	5,641
*	Exelixis Inc.	167,651	5,583
*	Penumbra Inc.	22,804	5,416
*	Henry Schein Inc.	77,762	5,381
*	HealthEquity Inc.	54,595	5,238
*	Intra-Cellular Therapies Inc.	62,217	5,196
	Teleflex Inc.	28,666	5,102
*	Medpace Holdings Inc.	15,305	5,085
*	Masimo Corp.	29,761	4,920
	Chemed Corp.	9,222	4,886
*	Glaukos Corp.	32,228	4,832
*	Repligen Corp.	32,885	4,733
*	REVOLUTION Medicines Inc.	108,040	4,726
	Ensign Group Inc.	35,427	4,707
*	Jazz Pharmaceuticals plc	35,732	4,400
*	Bio-Rad Laboratories Inc. Class A	12,150	3,991
*	Lantheus Holdings Inc.	42,969	3,844
	Bruker Corp.	65,539	3,842
*	DaVita Inc.	25,484	3,811
*	Halozyme Therapeutics Inc.	79,122	3,783
*	Elanco Animal Health Inc.	305,346	3,698
*	Doximity Inc. Class A	66,846	3,569
*	Roivant Sciences Ltd.	292,716	3,463
*	Inspire Medical Systems Inc.	18,483	3,426
*	Blueprint Medicines Corp.	39,187	3,418
*	Cytokinetics Inc.	72,515	3,411
*	Ionis Pharmaceuticals Inc.	94,759	3,313
*	Merit Medical Systems Inc.	34,057	3,294
*	Madrigal Pharmaceuticals Inc.	10,221	3,154
*	RadNet Inc.	41,353	2,888
*	Alkermes plc	99,349	2,857
*	Crinetics Pharmaceuticals Inc.	55,019	2,813
*	Corcept Therapeutics Inc.	55,403	2,792
*	Integer Holdings Corp.	20,627	2,733
*	TG Therapeutics Inc.	87,012	2,619
*	Viking Therapeutics Inc.	65,022	2,616
*	Bridgebio Pharma Inc.	95,219	2,613
*	PROCEPT BioRobotics Corp.	32,286	2,600
*	Hims & Hers Health Inc.	105,460	2,550
*	Krystal Biotech Inc.	15,875	2,487
*	Haemonetics Corp.	31,529	2,462
*	Option Care Health Inc.	104,307	2,420
*	ADMA Biologics Inc.	140,779	2,414
	DENTSPLY SIRONA Inc.	126,119	2,394
*	Prestige Consumer Healthcare Inc.	30,574	2,388
	Organon & Co.	156,839	2,340
*	Ultragenyx Pharmaceutical Inc.	54,590	2,297

Balanced Index Fund
		Shares	Market Value• ($000)
*	Scholar Rock Holding Corp.	52,669	2,276
*	ICU Medical Inc.	14,646	2,273
*	Nuvalent Inc. Class A	28,828	2,257
*	Guardant Health Inc.	71,874	2,196
*	PTC Therapeutics Inc.	48,446	2,187
	Perrigo Co. plc	84,597	2,175
*	Acadia Healthcare Co. Inc.	54,117	2,146
*	Apellis Pharmaceuticals Inc.	67,234	2,145
*	Rhythm Pharmaceuticals Inc.	37,635	2,107
*	Avidity Biosciences Inc.	71,851	2,089
*	Axsome Therapeutics Inc.	24,531	2,076
*	Arcellx Inc.	26,915	2,064
*	Envista Holdings Corp.	106,806	2,060
*	Novocure Ltd.	67,612	2,015
*	CorVel Corp.	17,358	1,931
*	Biohaven Ltd.	51,359	1,918
*	Veracyte Inc.	47,115	1,866
*	Amedisys Inc.	20,139	1,828
*	iRhythm Technologies Inc.	19,250	1,736
*	Amicus Therapeutics Inc.	183,544	1,729
*	Vericel Corp.	31,125	1,709
*	QuidelOrtho Corp.	38,230	1,703
*	Neogen Corp.	136,261	1,654
*	SpringWorks Therapeutics Inc.	44,839	1,620
*	Twist Bioscience Corp.	34,687	1,612
*	Inari Medical Inc.	30,282	1,546
*,1	Recursion Pharmaceuticals Inc. Class A	227,940	1,541
	Patterson Cos. Inc.	49,339	1,523
*	Enovis Corp.	34,085	1,496
*	Denali Therapeutics Inc.	72,843	1,485
*	ACADIA Pharmaceuticals Inc.	80,566	1,478
*	Tandem Diabetes Care Inc.	40,951	1,475
*	Addus HomeCare Corp.	11,690	1,465
*	Catalyst Pharmaceuticals Inc.	69,357	1,447
*	Arrowhead Pharmaceuticals Inc.	75,124	1,412
*	Protagonist Therapeutics Inc.	36,386	1,405
*	Sotera Health Co.	100,628	1,377
*	Warby Parker Inc. Class A	55,631	1,347
	Concentra Group Holdings Parent Inc.	68,036	1,346
*	NeoGenomics Inc.	81,292	1,340
*	Edgewise Therapeutics Inc.	49,864	1,331
*	Ideaya Biosciences Inc.	51,329	1,319
*	Tarsus Pharmaceuticals Inc.	23,562	1,305
	CONMED Corp.	18,966	1,298
*	Omnicell Inc.	28,793	1,282
*	Privia Health Group Inc.	65,217	1,275
*	Geron Corp.	359,553	1,273
*	TransMedics Group Inc.	20,161	1,257
*	Vera Therapeutics Inc. Class A	29,676	1,255
*	Janux Therapeutics Inc.	23,432	1,255
*	Iovance Biotherapeutics Inc.	168,900	1,250
*	Azenta Inc.	24,679	1,234
	Premier Inc. Class A	57,602	1,221
*	Ligand Pharmaceuticals Inc.	11,241	1,204
	Select Medical Holdings Corp.	63,867	1,204
*	Dyne Therapeutics Inc.	51,077	1,203
*	Waystar Holding Corp.	32,524	1,194
*	Kymera Therapeutics Inc.	29,585	1,190
*	Summit Therapeutics Inc.	66,223	1,182
*	Beam Therapeutics Inc.	47,314	1,173
*	Supernus Pharmaceuticals Inc.	31,698	1,146
*	Agios Pharmaceuticals Inc.	34,831	1,145
*	Akero Therapeutics Inc.	40,567	1,129
	LeMaitre Vascular Inc.	12,243	1,128
*	UFP Technologies Inc.	4,565	1,116
*	Dynavax Technologies Corp.	85,461	1,091
*	Celldex Therapeutics Inc.	43,148	1,090
*	Fortrea Holdings Inc.	57,658	1,075
*	CG oncology Inc.	37,386	1,072
*	Mirum Pharmaceuticals Inc.	25,240	1,044

Balanced Index Fund
		Shares	Market Value• ($000)
*	Apogee Therapeutics Inc.	22,967	1,040
*	MannKind Corp.	160,359	1,031
*	Immunovant Inc.	41,592	1,030
*	Xencor Inc.	43,673	1,004
*	Surgery Partners Inc.	47,341	1,002
*	Soleno Therapeutics Inc.	22,041	991
*	BioCryst Pharmaceuticals Inc.	129,109	971
*	Travere Therapeutics Inc.	54,050	942
*	Teladoc Health Inc.	101,690	924
*	10X Genomics Inc. Class A	64,342	924
*	Integra LifeSciences Holdings Corp.	40,453	917
*	Arcutis Biotherapeutics Inc.	64,105	893
*	Harmony Biosciences Holdings Inc.	25,489	877
*	Viridian Therapeutics Inc.	45,737	877
	National HealthCare Corp.	7,923	852
	US Physical Therapy Inc.	9,599	852
*	AtriCure Inc.	27,817	850
*	Praxis Precision Medicines Inc.	10,977	845
*	Nurix Therapeutics Inc.	44,659	841
*	Astrana Health Inc.	26,132	824
*	Amphastar Pharmaceuticals Inc.	21,874	812
*	Ocular Therapeutix Inc.	94,601	808
*	Phreesia Inc.	31,986	805
*	RxSight Inc.	23,261	800
*	Progyny Inc.	46,292	799
*	Certara Inc.	75,036	799
*	GeneDx Holdings Corp. Class A	10,283	790
*	Evolent Health Inc. Class A	69,541	782
*	Spyre Therapeutics Inc.	33,370	777
*	BioLife Solutions Inc.	28,958	752
*	Novavax Inc.	92,583	744
*	Ardelyx Inc.	146,000	740
*	Intellia Therapeutics Inc.	62,743	732
*	Pediatrix Medical Group Inc.	55,346	726
*	Clover Health Investments Corp. Class A	230,600	726
	Embecta Corp.	34,719	717
*	Myriad Genetics Inc.	51,531	706
*	STAAR Surgical Co.	29,010	705
*	Arvinas Inc.	36,652	703
*	Syndax Pharmaceuticals Inc.	52,955	700
*	Disc Medicine Inc.	10,988	697
*	MiMedx Group Inc.	71,096	684
*	CareDx Inc.	31,343	671
*	Artivion Inc.	23,447	670
*	Rocket Pharmaceuticals Inc.	52,067	654
*	Amneal Pharmaceuticals Inc.	81,700	647
*	ANI Pharmaceuticals Inc.	11,494	635
*	Owens & Minor Inc.	48,573	635
*	Alignment Healthcare Inc.	56,264	633
*	Day One Biopharmaceuticals Inc.	49,510	627
*	Harrow Inc.	18,403	617
*	Brookdale Senior Living Inc.	121,631	612
*	AdaptHealth Corp. Class A	63,634	606
*	Alphatec Holdings Inc.	65,358	600
*	BrightSpring Health Services Inc.	34,913	595
*	Innoviva Inc.	32,910	571
*	Avadel Pharmaceuticals plc ADR	54,321	571
*	Healthcare Services Group Inc.	48,112	559
*	Collegium Pharmaceutical Inc.	19,128	548
*	Avid Bioservices Inc.	43,517	537
	HealthStream Inc.	16,675	530
*,1	Anavex Life Sciences Corp.	48,976	526
*	Vir Biotechnology Inc.	71,121	522
*	Pennant Group Inc.	19,513	517
*	Zymeworks Inc.	34,666	508
*	Liquidia Corp.	42,159	496
*	Pacira BioSciences Inc.	26,335	496
*	Cogent Biosciences Inc.	63,480	495
*	89bio Inc.	63,122	494
*	Replimune Group Inc.	39,913	483

Balanced Index Fund
		Shares	Market Value• ($000)
*	Adaptive Biotechnologies Corp.	80,050	480
*	Pliant Therapeutics Inc.	36,322	478
*	ArriVent Biopharma Inc.	17,701	472
*	Castle Biosciences Inc.	17,567	468
*	LifeStance Health Group Inc.	62,893	464
*	Nuvation Bio Inc.	173,898	463
	LENZ Therapeutics Inc.	15,893	459
*	Kura Oncology Inc.	52,443	457
*	Poseida Therapeutics Inc. Class A	46,675	448
*	Enliven Therapeutics Inc.	19,895	448
*	Neumora Therapeutics Inc.	41,991	445
*	Arcus Biosciences Inc.	29,233	435
*	Kiniksa Pharmaceuticals International plc Class A	21,265	421
*	Avanos Medical Inc.	26,104	416
[1]	Oruka Therapeutics Inc.	21,276	413
*	Relay Therapeutics Inc.	99,704	411
*	Axogen Inc.	24,755	408
*	ARS Pharmaceuticals Inc.	38,546	407
*	Ironwood Pharmaceuticals Inc. Class A	91,420	405
*	agilon health Inc.	211,328	402
*	Evolus Inc.	36,061	398
*	Cullinan Therapeutics Inc.	32,552	396
*	Orthofix Medical Inc.	21,491	375
*	Maravai LifeSciences Holdings Inc. Class A	68,585	374
*	Cytek Biosciences Inc.	56,674	368
*	SI-BONE Inc.	26,195	367
*	Paragon 28 Inc.	35,331	365
*	Omeros Corp.	35,983	356
*	Emergent BioSolutions Inc.	35,612	340
*	Varex Imaging Corp.	23,210	339
*,1	Altimmune Inc.	46,812	338
*	Dianthus Therapeutics Inc.	15,359	335
*	PACS Group Inc.	25,218	331
	iRadimed Corp.	5,991	330
*	Keros Therapeutics Inc.	20,528	325
*	Erasca Inc.	128,247	322
*	ORIC Pharmaceuticals Inc.	39,638	320
*,1	CorMedix Inc.	39,265	318
*,1	Capricor Therapeutics Inc.	22,929	316
*	Savara Inc.	102,185	314
*,1	Pacific Biosciences of California Inc.	170,463	312
*	Surmodics Inc.	7,842	311
*,1	GRAIL Inc.	17,397	311
*	Annexon Inc.	58,962	302
*	Immunome Inc.	28,381	301
*	Cargo Therapeutics Inc.	20,883	301
*	EyePoint Pharmaceuticals Inc.	40,182	299
*	Stoke Therapeutics Inc.	26,952	297
*	Standard BioTools Inc.	168,508	295
*	Phathom Pharmaceuticals Inc.	36,289	295
*,1	ImmunityBio Inc.	113,844	291
*	Xeris Biopharma Holdings Inc.	84,399	286
*	Astria Therapeutics Inc.	31,704	283
*	Tourmaline Bio Inc.	13,817	280
*	MaxCyte Inc.	66,640	277
*	Tactile Systems Technology Inc.	16,140	276
*	OrthoPediatrics Corp.	11,689	271
*	Monte Rosa Therapeutics Inc.	38,787	269
*	ClearPoint Neuro Inc.	17,134	264
*	Zevra Therapeutics Inc.	31,625	264
*	Arbutus Biopharma Corp.	80,372	263
*	Quanterix Corp.	24,560	261
*	Septerna Inc.	11,400	261
*	GoodRx Holdings Inc. Class A	56,002	260
*	Butterfly Network Inc.	83,143	259
*	Esperion Therapeutics Inc.	117,202	258
*,1	Humacyte Inc.	50,925	257
*	DocGo Inc.	60,100	255
*	ChromaDex Corp.	47,403	251
*	Delcath Systems Inc.	20,787	250

Balanced Index Fund
		Shares	Market Value• ($000)
*	Entrada Therapeutics Inc.	14,416	249
*	Theravance Biopharma Inc.	26,350	248
*	Bioventus Inc. Class A	23,179	243
*	Avita Medical Inc.	18,756	240
*	Mineralys Therapeutics Inc.	19,245	237
*	Health Catalyst Inc.	33,373	236
*	Terns Pharmaceuticals Inc.	42,528	236
	Phibro Animal Health Corp. Class A	11,182	235
*	Treace Medical Concepts Inc.	31,640	235
*	OPKO Health Inc.	158,724	233
	National Research Corp.	13,198	233
*,1	Pulse Biosciences Inc.	13,264	231
*	Verve Therapeutics Inc.	40,860	230
*	Zimvie Inc.	16,330	228
*	OmniAb Inc.	64,445	228
*	Akebia Therapeutics Inc.	119,228	227
*	Arcturus Therapeutics Holdings Inc.	13,374	227
*	KalVista Pharmaceuticals Inc.	26,515	225
*	Tectonic Therapeutic Inc.	4,878	225
*	REGENXBIO Inc.	28,991	224
*	Celcuity Inc.	16,943	222
*	Codexis Inc.	46,017	220
*,1	Ginkgo Bioworks Holdings Inc. Class A	22,218	218
*	Enhabit Inc.	27,672	216
*	Bicara Therapeutics Inc.	12,411	216
*	Ceribell Inc.	8,154	211
*	Allogene Therapeutics Inc.	96,081	205
*	Y-mAbs Therapeutics Inc.	25,975	203
*	AngioDynamics Inc.	22,092	202
*	Voyager Therapeutics Inc.	35,606	202
*	Talkspace Inc.	65,383	202
*	Vanda Pharmaceuticals Inc.	41,986	201
*	Rigel Pharmaceuticals Inc.	11,934	201
*	Chimerix Inc.	57,135	199
*	Fulcrum Therapeutics Inc.	42,012	197
*	Sage Therapeutics Inc.	36,148	196
*	Rezolute Inc.	39,810	195
*	Community Health Systems Inc.	64,983	194
*	Revance Therapeutics Inc.	62,822	191
*	TruBridge Inc.	9,434	186
*	Fulgent Genetics Inc.	10,050	186
*	Jasper Therapeutics Inc.	8,701	186
*	Eton Pharmaceuticals Inc.	13,900	185
*	Corvus Pharmaceuticals Inc.	33,278	178
*	4D Molecular Therapeutics Inc.	31,864	177
*	CVRx Inc.	13,772	175
*	Trevi Therapeutics Inc.	42,268	174
*	Aldeyra Therapeutics Inc.	34,700	173
*	Kodiak Sciences Inc.	17,382	173
*	Tyra Biosciences Inc.	12,400	172
*	Upstream Bio Inc.	10,374	171
*,1	Senseonics Holdings Inc.	324,200	170
*	AnaptysBio Inc.	12,700	168
*	Aquestive Therapeutics Inc.	47,200	168
*	Cerus Corp.	109,208	168
*	Viemed Healthcare Inc.	20,899	168
*	Aura Biosciences Inc.	20,471	168
*	Neurogene Inc.	7,268	166
*	OraSure Technologies Inc.	45,774	165
	SIGA Technologies Inc.	27,490	165
*	Contineum Therapeutics Inc. Class A	11,235	165
*	Inogen Inc.	17,882	164
*	C4 Therapeutics Inc.	45,458	164
*	Gossamer Bio Inc.	178,281	161
*	Taysha Gene Therapies Inc.	92,210	160
*	NeuroPace Inc.	14,122	158
*	Anika Therapeutics Inc.	9,542	157
*	Korro Bio Inc.	4,115	157
*	Atea Pharmaceuticals Inc.	46,519	156
*	Olema Pharmaceuticals Inc.	26,604	155

Balanced Index Fund
		Shares	Market Value• ($000)
*	Accolade Inc.	45,110	154
*	Eledon Pharmaceuticals Inc.	37,040	153
*	Third Harmonic Bio Inc.	14,820	153
*,1	Ocugen Inc.	187,541	151
*,1	Quantum-Si Inc.	55,714	150
*	Organogenesis Holdings Inc. Class A	46,498	149
*	Candel Therapeutics Inc.	17,160	149
*	Semler Scientific Inc.	2,739	148
*	Pulmonx Corp.	21,458	146
*	Amylyx Pharmaceuticals Inc.	38,707	146
*	Inhibikase Therapeutics Inc.	44,358	144
*	Sana Biotechnology Inc.	87,453	143
*,1	MBX Biosciences Inc.	7,765	143
*	Sangamo Therapeutics Inc.	138,868	142
*	Nektar Therapeutics Class A	151,005	140
*	aTyr Pharma Inc.	38,420	139
*	Sonida Senior Living Inc.	6,041	139
*	Lifecore Biomedical Inc.	18,610	138
*	iTeos Therapeutics Inc.	17,698	136
*	Absci Corp.	51,403	135
*	Biote Corp. Class A	21,603	134
*	DiaMedica Therapeutics Inc.	24,554	133
*	Aveanna Healthcare Holdings Inc.	28,788	132
*	Abeona Therapeutics Inc.	23,500	131
*	Verastem Inc.	25,193	130
*,1	Cartesian Therapeutics Inc.	7,206	129
	Utah Medical Products Inc.	2,090	128
*,1	Prime Medicine Inc.	43,118	126
*	MacroGenics Inc.	38,094	124
*	ACELYRIN Inc.	39,064	123
*	Accuray Inc.	61,258	121
*	Myomo Inc.	18,756	121
*,1	Heron Therapeutics Inc.	78,614	120
*	XOMA Royalty Corp.	4,561	120
*	LifeMD Inc.	23,838	118
*	Electromed Inc.	3,905	115
*	Tango Therapeutics Inc.	36,978	114
*	Rapport Therapeutics Inc.	6,368	113
*	Perspective Therapeutics Inc.	35,471	113
*	Aclaris Therapeutics Inc.	44,964	112
*	Larimar Therapeutics Inc.	28,760	111
	Acme United Corp.	2,909	109
*,1	Cardiff Oncology Inc.	24,797	108
*	Protara Therapeutics Inc.	20,334	107
*	Fate Therapeutics Inc.	63,965	106
*	Mersana Therapeutics Inc.	74,304	106
*	Sanara Medtech Inc.	3,200	106
*	Design Therapeutics Inc.	17,141	106
*	Personalis Inc.	18,216	105
*	ProKidney Corp. Class A	61,933	105
*,1	Zenas Biopharma Inc.	12,782	105
*	Precigen Inc.	93,207	104
*	Caribou Biosciences Inc.	65,300	104
*	Inhibrx Biosciences Inc.	6,746	104
*	Alumis Inc.	13,254	104
*	Joint Corp.	9,539	101
*	2seventy bio Inc.	34,344	101
*	Alector Inc.	52,271	99
*	Checkpoint Therapeutics Inc.	31,036	99
*,1	Artiva Biotherapeutics Inc.	9,779	99
*	Vaxart Inc.	148,173	98
*,1	Zynex Inc.	12,104	97
*	Pro-Dex Inc.	2,075	97
*	Sera Prognostics Inc. Class A	11,848	96
*	RCM Technologies Inc.	4,309	95
*	Multiplan Corp.	6,435	95
*	KORU Medical Systems Inc.	24,374	94
*	Atossa Therapeutics Inc.	98,096	93
*	ModivCare Inc.	7,812	93
*	Regulus Therapeutics Inc.	58,824	93

Balanced Index Fund
		Shares	Market Value• ($000)
*	Coya Therapeutics Inc.	15,974	92
*	Zomedica Corp.	759,400	91
*	Metagenomi Inc.	25,316	91
*	Coherus Biosciences Inc.	65,031	90
*	Sutro Biopharma Inc.	49,072	90
*	Inmune Bio Inc.	19,048	89
*	FONAR Corp.	5,825	88
*	Leap Therapeutics Inc.	30,303	87
*	Puma Biotechnology Inc.	28,100	86
*	Elutia Inc. Class A	23,021	86
*	Orchestra BioMed Holdings Inc.	21,354	85
*	Fennec Pharmaceuticals Inc.	13,356	84
*	TScan Therapeutics Inc.	27,590	84
*	Enanta Pharmaceuticals Inc.	14,469	83
*	Seer Inc. Class A	36,017	83
*	Nevro Corp.	21,922	82
*	Inozyme Pharma Inc.	29,430	82
*,1	Telomir Pharmaceuticals Inc.	19,608	81
*	Sensus Healthcare Inc.	11,601	80
*	Kyverna Therapeutics Inc.	21,511	80
*	Cidara Therapeutics Inc.	2,966	80
*	X4 Pharmaceuticals Inc.	107,908	79
*	Stereotaxis Inc.	34,516	79
*,1	Tenaya Therapeutics Inc.	54,322	78
*	Zentalis Pharmaceuticals Inc.	24,854	75
*	Adverum Biotechnologies Inc.	15,577	73
*	OnKure Therapeutics Inc. Class A	8,445	73
*	Editas Medicine Inc.	55,877	71
*	Achieve Life Sciences Inc.	20,200	71
*	Sagimet Biosciences Inc. Class A	15,559	70
*	Foghorn Therapeutics Inc.	14,601	69
*	Biomea Fusion Inc.	17,900	69
*	Alpha Teknova Inc.	8,236	69
*	Lyell Immunopharma Inc.	105,726	68
*	Ventyx Biosciences Inc.	31,028	68
*	Corbus Pharmaceuticals Holdings Inc.	5,650	67
*	Lexeo Therapeutics Inc.	9,914	65
*	Lineage Cell Therapeutics Inc.	128,266	64
*,1	Cassava Sciences Inc.	27,129	64
*	scPharmaceuticals Inc.	18,200	64
*	LENSAR Inc.	7,146	64
*	Sight Sciences Inc.	17,683	64
*	Allakos Inc.	52,074	63
*,1	Lexicon Pharmaceuticals Inc.	84,532	62
*	American Well Corp. Class A	8,536	62
*	Karyopharm Therapeutics Inc.	90,538	61
*	Inotiv Inc.	14,694	61
*	Cabaletta Bio Inc.	26,492	60
*	Solid Biosciences Inc.	14,964	60
*	Renovaro Inc.	70,239	59
*	Seres Therapeutics Inc.	69,975	58
*	Black Diamond Therapeutics Inc.	27,000	58
*	PMV Pharmaceuticals Inc.	37,924	57
*	InfuSystem Holdings Inc.	6,650	56
*	OptimizeRx Corp.	11,439	56
*	Compass Therapeutics Inc.	38,900	56
*,1	Bluebird Bio Inc.	6,625	55
*	Harvard Bioscience Inc.	25,649	54
*	ElectroCore Inc.	3,168	51
*,1	IGM Biosciences Inc.	8,083	49
*	Applied Therapeutics Inc.	56,773	49
*	908 Devices Inc.	22,158	49
*	Assertio Holdings Inc.	56,592	49
*	CytomX Therapeutics Inc.	46,219	48
*	Nkarta Inc.	19,414	48
*	Greenwich Lifesciences Inc.	4,233	48
*	Alto Neuroscience Inc.	11,433	48
*	XBiotech Inc.	11,679	46
*	Biodesix Inc.	30,322	46
*	Innovage Holding Corp.	11,700	46

Balanced Index Fund
		Shares	Market Value• ($000)
*	Climb Bio Inc.	25,309	46
*	Nutex Health Inc.	1,458	46
*	Acumen Pharmaceuticals Inc.	26,300	45
*	Immuneering Corp. Class A	20,162	44
*	Hyperfine Inc. Class A	49,514	44
*	Aligos Therapeutics Inc.	1,073	43
*	Aadi Bioscience Inc.	13,200	42
*	Pyxis Oncology Inc.	26,643	42
*	Tela Bio Inc.	13,582	41
*	Ovid therapeutics Inc.	43,087	40
*	Adicet Bio Inc.	41,441	40
*	PepGen Inc.	10,654	40
*	Akoya Biosciences Inc.	17,202	39
*	Outset Medical Inc.	34,549	38
*	Acrivon Therapeutics Inc.	6,200	37
*	Mural Oncology plc	11,445	37
*	Exagen Inc.	8,667	36
*	FibroGen Inc.	65,782	35
*,1	Galectin Therapeutics Inc.	26,902	35
*	RAPT Therapeutics Inc.	21,985	35
*	Atara Biotherapeutics Inc.	2,595	35
*	Apyx Medical Corp.	21,359	34
*	Werewolf Therapeutics Inc.	23,041	34
*	Forian Inc.	16,600	34
*	iCAD Inc.	18,133	33
*,1	Agenus Inc.	12,045	33
*	23andMe Holding Co. Class A	10,055	33
*	Clearside Biomedical Inc.	33,500	32
*	CytoSorbents Corp.	35,641	32
*,1	Genelux Corp.	13,500	32
*	Dyadic International Inc.	17,910	31
*	Neuronetics Inc.	19,481	31
*	PDS Biotechnology Corp.	19,304	31
*	ALX Oncology Holdings Inc.	18,529	31
*	Shattuck Labs Inc.	24,751	30
*	Nautilus Biotechnology Inc.	17,600	30
*,1	Nuvectis Pharma Inc.	5,600	30
*	Anixa Biosciences Inc.	12,599	29
*	Kronos Bio Inc.	30,839	29
*	Cue Biopharma Inc.	25,288	28
*	Generation Bio Co.	26,818	28
*	Vicarious Surgical Inc. Class A	2,122	28
*	Instil Bio Inc.	1,388	27
*	Inovio Pharmaceuticals Inc.	14,626	27
*	Invivyd Inc.	58,006	26
*	Optinose Inc.	3,840	26
*	Kezar Life Sciences Inc.	3,787	25
*	Actinium Pharmaceuticals Inc.	19,281	24
*,1	Scilex Holding Co.	56,900	24
*	Tempus AI Inc. Class A	717	24
*	Cumberland Pharmaceuticals Inc.	9,187	22
*	Passage Bio Inc.	38,001	22
*,1	Annovis Bio Inc.	4,100	21
*	Marinus Pharmaceuticals Inc.	37,350	20
*	Rallybio Corp.	19,513	19
*,1	NeueHealth Inc.	2,499	19
*	Verrica Pharmaceuticals Inc.	26,135	18
*	Co-Diagnostics Inc.	22,573	17
*	Immunic Inc.	17,318	17
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $390)	44,359	17
*	Singular Genomics Systems Inc.	889	17
*	Citius Pharmaceuticals Inc.	4,251	17
*,1	Q32 Bio Inc.	4,783	16
*	IRIDEX Corp.	8,974	15
*	Ardent Health Partners Inc.	871	15
*	Context Therapeutics Inc.	13,335	14
*	Vigil Neuroscience Inc.	8,064	14
*	BioAtla Inc.	22,308	13
*	Ikena Oncology Inc.	8,052	13
*,1	Cognition Therapeutics Inc.	16,450	12

Balanced Index Fund
		Shares	Market Value• ($000)
*	Oncology Institute Inc.	39,500	12
*	MEI Pharma Inc.	4,686	12
*	Relmada Therapeutics Inc.	20,489	11
*	Retractable Technologies Inc.	15,700	11
*	Athira Pharma Inc.	18,737	11
*	Cellectar Biosciences Inc.	37,500	11
*,1	Celularity Inc. Class A	5,470	11
*,1	Outlook Therapeutics Inc.	5,578	11
*,1	Reviva Pharmaceuticals Holdings Inc.	5,640	10
*	Movano Inc.	1,808	10
*	Rapid Micro Biosystems Inc. Class A	10,240	9
*	Palatin Technologies Inc.	7,577	8
*	Precision BioSciences Inc.	2,184	8
*,1	CEL - SCI Corp.	17,497	7
*	SCYNEXIS Inc.	4,840	6
*	Allurion Technologies Inc.	13,649	6
*	Curis Inc.	1,935	6
*	TherapeuticsMD Inc.	5,268	5
*	Sensei Biotherapeutics Inc.	8,878	4
*	Impact BioMedical Inc.	2,800	4
*	ProPhase Labs Inc.	3,600	3
*	Clene Inc.	588	3
*,1	BioAge Labs Inc.	499	3
*	CAMP4 Therapeutics Corp.	627	3
*	Carisma Therapeutics Inc.	1,292	1
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			3,524,378
Industrials (7.6%)
	Visa Inc. Class A	1,068,329	337,635
	Mastercard Inc. Class A	507,221	267,087
	Accenture plc Class A	387,153	136,197
	Caterpillar Inc.	298,240	108,190
	General Electric Co.	634,520	105,832
	RTX Corp.	823,604	95,307
	Honeywell International Inc.	401,554	90,707
	American Express Co.	304,846	90,475
	Union Pacific Corp.	374,967	85,507
*	Boeing Co.	460,874	81,575
	Eaton Corp. plc	244,077	81,002
	Automatic Data Processing Inc.	251,954	73,754
*	Fiserv Inc.	350,856	72,073
	Lockheed Martin Corp.	146,647	71,262
	Deere & Co.	160,542	68,022
	United Parcel Service Inc. Class B	451,487	56,932
	GE Vernova Inc.	170,113	55,955
*	PayPal Holdings Inc.	617,352	52,691
	Trane Technologies plc	139,156	51,397
	Parker-Hannifin Corp.	79,468	50,544
	Sherwin-Williams Co.	139,905	47,558
	Illinois Tool Works Inc.	173,493	43,991
	Emerson Electric Co.	352,186	43,646
	3M Co.	335,940	43,366
	Northrop Grumman Corp.	90,061	42,265
	TransDigm Group Inc.	32,874	41,661
	Capital One Financial Corp.	222,866	39,741
	Cintas Corp.	211,550	38,650
	CSX Corp.	1,188,573	38,355
	FedEx Corp.	135,838	38,215
	General Dynamics Corp.	144,266	38,013
	Carrier Global Corp.	525,494	35,870
	PACCAR Inc.	323,221	33,621
	Norfolk Southern Corp.	139,271	32,687
	Johnson Controls International plc	408,816	32,268
	Cummins Inc.	84,577	29,484
*	Block Inc. Class A	343,664	29,208
	Quanta Services Inc.	90,890	28,726
	WW Grainger Inc.	27,045	28,507
*	Fair Isaac Corp.	14,264	28,399

Balanced Index Fund
		Shares	Market Value• ($000)
	United Rentals Inc.	40,276	28,372
	Paychex Inc.	199,522	27,977
	Howmet Aerospace Inc.	249,066	27,240
	Fidelity National Information Services Inc.	330,815	26,720
*	Axon Enterprise Inc.	44,591	26,501
	AMETEK Inc.	142,975	25,773
	L3Harris Technologies Inc.	117,347	24,676
	Verisk Analytics Inc. Class A	87,044	23,975
	Otis Worldwide Corp.	246,352	22,815
	Ingersoll Rand Inc.	247,190	22,361
	Ferguson Enterprises Inc.	124,182	21,554
	Old Dominion Freight Line Inc.	118,810	20,958
	Vulcan Materials Co.	81,150	20,874
	Westinghouse Air Brake Technologies Corp.	105,565	20,014
	Rockwell Automation Inc.	69,925	19,984
	Equifax Inc.	76,551	19,509
	Martin Marietta Materials Inc.	37,551	19,395
	Global Payments Inc.	157,216	17,618
	DuPont de Nemours Inc.	229,918	17,531
	Dow Inc.	434,598	17,440
	Xylem Inc.	150,313	17,439
	Smurfit WestRock plc	322,883	17,390
*	Keysight Technologies Inc.	107,144	17,211
	PPG Industries Inc.	142,115	16,976
	Fortive Corp.	214,518	16,089
	Dover Corp.	84,776	15,904
*	Mettler-Toledo International Inc.	12,932	15,825
	Synchrony Financial	238,739	15,518
	Veralto Corp.	145,239	14,793
	Hubbell Inc. Class B	33,309	13,953
*	Corpay Inc.	40,885	13,836
*	Teledyne Technologies Inc.	29,005	13,462
	EMCOR Group Inc.	28,144	12,775
	Packaging Corp. of America	55,036	12,390
*	Zebra Technologies Corp. Class A	31,836	12,296
	Lennox International Inc.	19,836	12,086
	HEICO Corp. Class A	62,421	11,615
	TransUnion	120,024	11,127
	Snap-on Inc.	32,025	10,872
*	Trimble Inc.	148,673	10,505
	Pentair plc	102,057	10,271
	Watsco Inc.	21,652	10,261
	Jacobs Solutions Inc.	76,796	10,261
	Ball Corp.	185,652	10,235
	Carlisle Cos. Inc.	27,698	10,216
	Booz Allen Hamilton Holding Corp. Class A	78,989	10,166
*	Builders FirstSource Inc.	71,092	10,161
	RPM International Inc.	79,931	9,836
	IDEX Corp.	46,863	9,808
	Masco Corp.	132,179	9,592
	Expeditors International of Washington Inc.	85,383	9,458
	Comfort Systems USA Inc.	21,943	9,305
	FTAI Aviation Ltd.	63,759	9,184
	Owens Corning	53,334	9,084
*	XPO Inc.	68,574	8,993
	Textron Inc.	115,066	8,801
	AECOM	82,331	8,795
	Graco Inc.	104,336	8,794
*	Affirm Holdings Inc. Class A	142,718	8,692
	JB Hunt Transport Services Inc.	49,751	8,490
	Curtiss-Wright Corp.	23,537	8,353
	Jack Henry & Associates Inc.	45,234	7,930
	Stanley Black & Decker Inc.	95,264	7,649
*	Saia Inc.	16,564	7,549
	ITT Inc.	50,644	7,236
	CH Robinson Worldwide Inc.	69,822	7,214
	nVent Electric plc	101,650	6,928
	Allegion plc	52,854	6,907
	Nordson Corp.	31,878	6,670
	Tetra Tech Inc.	166,244	6,623

Balanced Index Fund
		Shares	Market Value• ($000)
	Lincoln Electric Holdings Inc.	35,204	6,600
	AptarGroup Inc.	41,140	6,463
	Regal Rexnord Corp.	41,305	6,408
	BWX Technologies Inc.	56,754	6,322
	Crown Holdings Inc.	74,705	6,177
	Woodward Inc.	36,994	6,157
*	Core & Main Inc. Class A	119,676	6,093
*	Rocket Lab USA Inc.	233,767	5,954
	Allison Transmission Holdings Inc.	53,379	5,768
*	TopBuild Corp.	18,365	5,718
*	Generac Holdings Inc.	36,864	5,716
	Applied Industrial Technologies Inc.	23,611	5,654
	Acuity Brands Inc.	19,081	5,574
	Advanced Drainage Systems Inc.	48,001	5,549
	WESCO International Inc.	30,396	5,500
*	API Group Corp.	152,868	5,499
	Fortune Brands Innovations Inc.	76,687	5,240
*	Fluor Corp.	105,874	5,222
*	BILL Holdings Inc.	61,300	5,193
	Eagle Materials Inc.	20,817	5,137
*	Paylocity Holding Corp.	25,743	5,135
	Toro Co.	64,039	5,130
*	Chart Industries Inc.	26,536	5,064
*	MasTec Inc.	37,003	5,038
	A O Smith Corp.	73,682	5,026
	Graphic Packaging Holding Co.	184,737	5,017
*	ATI Inc.	89,124	4,905
	Donaldson Co. Inc.	72,221	4,864
	Knight-Swift Transportation Holdings Inc. Class A	91,087	4,831
	AAON Inc.	40,218	4,733
	Genpact Ltd.	109,209	4,691
	Flowserve Corp.	81,375	4,681
*	Axalta Coating Systems Ltd.	135,271	4,629
*	Trex Co. Inc.	66,923	4,620
	Crane Co.	30,124	4,571
	Huntington Ingalls Industries Inc.	24,108	4,556
*	Middleby Corp.	33,213	4,499
*	Shift4 Payments Inc. Class A	42,723	4,434
	Berry Global Group Inc.	67,389	4,358
*	WEX Inc.	24,757	4,340
	Simpson Manufacturing Co. Inc.	26,151	4,337
	MKS Instruments Inc.	41,480	4,330
	Robert Half Inc.	60,890	4,290
	Esab Corp.	35,714	4,284
*	AZEK Co. Inc. Class A	89,489	4,248
*	FTI Consulting Inc.	22,154	4,234
*	ExlService Holdings Inc.	94,836	4,209
	Louisiana-Pacific Corp.	39,609	4,102
*	SPX Technologies Inc.	27,214	3,960
*	Mohawk Industries Inc.	33,053	3,938
	Ryder System Inc.	24,802	3,890
	Badger Meter Inc.	18,329	3,888
*	Beacon Roofing Supply Inc.	38,099	3,870
	Oshkosh Corp.	40,395	3,840
	MSA Safety Inc.	23,130	3,834
*	Summit Materials Inc. Class A	75,769	3,834
	Valmont Industries Inc.	12,502	3,834
	Cognex Corp.	106,744	3,828
*	Kirby Corp.	35,744	3,782
	AGCO Corp.	40,021	3,741
	Landstar System Inc.	21,699	3,729
	Armstrong World Industries Inc.	26,186	3,701
	Littelfuse Inc.	15,614	3,679
*	WillScot Holdings Corp.	109,970	3,678
*	Aurora Innovation Inc. Class A	583,199	3,674
	CSW Industrials Inc.	10,364	3,656
*	Knife River Corp.	35,447	3,603
*	Modine Manufacturing Co.	30,934	3,586
	Moog Inc. Class A	17,837	3,511
	Federal Signal Corp.	37,758	3,488

Balanced Index Fund
		Shares	Market Value• ($000)
	GATX Corp.	22,263	3,450
	Watts Water Technologies Inc. Class A	16,891	3,434
	Vontier Corp.	92,961	3,390
*	ACI Worldwide Inc.	64,488	3,348
	Herc Holdings Inc.	17,463	3,306
*	GXO Logistics Inc.	73,453	3,195
	Zurn Elkay Water Solutions Corp.	84,223	3,142
	HEICO Corp.	13,033	3,098
*	Itron Inc.	28,283	3,071
	Sealed Air Corp.	90,637	3,066
*	Sterling Infrastructure Inc.	18,087	3,047
	Sonoco Products Co.	61,848	3,021
*	Dycom Industries Inc.	17,108	2,978
	Air Lease Corp. Class A	61,127	2,947
*	Gates Industrial Corp. plc	142,627	2,934
	Arcosa Inc.	29,675	2,871
	Belden Inc.	25,308	2,850
	Boise Cascade Co.	23,804	2,829
	Maximus Inc.	37,824	2,824
	Exponent Inc.	31,544	2,811
	Matson Inc.	20,486	2,762
	Silgan Holdings Inc.	52,911	2,754
	Brunswick Corp.	41,186	2,664
*	Bloom Energy Corp. Class A	119,947	2,664
*	AeroVironment Inc.	17,263	2,657
*	Euronet Worldwide Inc.	25,677	2,641
	Installed Building Products Inc.	14,863	2,605
	Sensata Technologies Holding plc	94,014	2,576
	John Bean Technologies Corp.	19,777	2,514
*	Spirit AeroSystems Holdings Inc. Class A	73,553	2,507
*	Kratos Defense & Security Solutions Inc.	94,596	2,495
	Kadant Inc.	7,184	2,478
*	Construction Partners Inc. Class A	27,931	2,471
*	CBIZ Inc.	29,532	2,417
*	RXO Inc.	100,462	2,395
	Primoris Services Corp.	31,147	2,380
	Brink's Co.	25,556	2,371
	Granite Construction Inc.	26,925	2,362
*	Joby Aviation Inc.	289,674	2,355
*	Verra Mobility Corp. Class A	97,261	2,352
	Franklin Electric Co. Inc.	23,893	2,328
	HB Fuller Co.	34,261	2,312
	EnerSys	24,734	2,286
	Enpro Inc.	13,014	2,244
*	Mirion Technologies Inc. Class A	127,375	2,223
*	ASGN Inc.	26,360	2,197
	Korn Ferry	32,519	2,193
	Western Union Co.	205,272	2,176
	Mueller Water Products Inc. Class A	96,640	2,174
*	Remitly Global Inc.	94,430	2,131
	ESCO Technologies Inc.	15,921	2,121
*	Amentum Holdings Inc.	98,606	2,074
	MSC Industrial Direct Co. Inc. Class A	27,637	2,064
*	GMS Inc.	24,266	2,058
	Griffon Corp.	28,881	2,058
	Atmus Filtration Technologies Inc.	51,767	2,028
	ABM Industries Inc.	39,266	2,010
	ADT Inc.	288,649	1,995
*	Resideo Technologies Inc.	85,407	1,969
*	Everus Construction Group Inc.	29,726	1,954
	UL Solutions Inc. Class A	38,035	1,897
	Brady Corp. Class A	25,596	1,890
	Otter Tail Corp.	25,555	1,887
*	Hayward Holdings Inc.	121,348	1,855
	Crane NXT Co.	31,041	1,807
	Terex Corp.	38,775	1,792
*,1	Archer Aviation Inc. Class A	183,437	1,789
	Trinity Industries Inc.	50,459	1,771
	Atkore Inc.	21,142	1,764
	Insperity Inc.	22,644	1,755

Balanced Index Fund
		Shares	Market Value• ($000)
	Alight Inc. Class A	251,264	1,739
	ManpowerGroup Inc.	29,810	1,721
	McGrath RentCorp	15,103	1,689
	TriNet Group Inc.	18,177	1,650
*	OSI Systems Inc.	9,796	1,640
	Patrick Industries Inc.	19,500	1,620
*	NCR Atleos Corp.	46,336	1,572
	UniFirst Corp.	9,147	1,565
	Hub Group Inc. Class A	35,104	1,564
*	Leonardo DRS Inc.	48,369	1,563
*	Payoneer Global Inc.	154,763	1,554
	Albany International Corp. Class A	18,978	1,518
*	Loar Holdings Inc.	20,422	1,509
*	Flywire Corp.	71,354	1,471
	Standex International Corp.	7,713	1,442
*	MYR Group Inc.	9,619	1,431
	Enerpac Tool Group Corp. Class A	34,496	1,417
	AZZ Inc.	17,276	1,415
	EVERTEC Inc.	40,682	1,405
	Barnes Group Inc.	29,374	1,388
*	CoreCivic Inc.	63,653	1,384
	ArcBest Corp.	14,662	1,368
	ICF International Inc.	11,456	1,366
*	Huron Consulting Group Inc.	10,970	1,363
	Hillenbrand Inc.	43,384	1,335
	Powell Industries Inc.	6,024	1,335
	Werner Enterprises Inc.	36,502	1,311
*	Upwork Inc.	77,981	1,275
*	AAR Corp.	20,760	1,272
*	Mercury Systems Inc.	30,276	1,272
	Alamo Group Inc.	6,636	1,234
*	Hillman Solutions Corp.	126,084	1,228
	Kennametal Inc.	49,448	1,188
	VSE Corp.	12,479	1,187
	Greenbrier Cos. Inc.	19,047	1,162
*	Gibraltar Industries Inc.	19,451	1,146
*	Masterbrand Inc.	76,727	1,121
*	IES Holdings Inc.	5,569	1,119
*,1	Enovix Corp.	101,324	1,101
*	AvidXchange Holdings Inc.	106,455	1,101
	Argan Inc.	7,996	1,096
	Vestis Corp.	70,694	1,077
	International Seaways Inc.	29,765	1,070
*	Standardaero Inc.	43,026	1,065
*	Marqeta Inc. Class A	274,024	1,039
*	Donnelley Financial Solutions Inc.	16,200	1,016
	REV Group Inc.	31,226	995
*	O-I Glass Inc.	91,461	991
	Apogee Enterprises Inc.	13,651	975
*,1	PureCycle Technologies Inc.	93,329	957
	H&E Equipment Services Inc.	19,482	954
*	Triumph Group Inc.	49,946	932
*	Intuitive Machines Inc. Class A	51,265	931
	Tennant Co.	11,399	929
*	First Advantage Corp.	49,578	929
	Helios Technologies Inc.	20,020	894
	Greif Inc. Class A	14,342	877
*	Air Transport Services Group Inc.	39,197	862
	United States Lime & Minerals Inc.	6,405	850
	Lindsay Corp.	6,789	803
	Pitney Bowes Inc.	103,700	751
*	Blue Bird Corp.	19,245	743
	Napco Security Technologies Inc.	20,789	739
*	Vicor Corp.	15,232	736
*	Legalzoom.com Inc.	97,843	735
	Perella Weinberg Partners Class A	30,221	720
	Schneider National Inc. Class B	24,564	719
*	NV5 Global Inc.	38,083	717
*	American Woodmark Corp.	8,965	713
*,1	Symbotic Inc. Class A	29,379	697

Balanced Index Fund
		Shares	Market Value• ($000)
*	Tutor Perini Corp.	28,747	696
	Quanex Building Products Corp.	28,374	688
	CRA International Inc.	3,597	673
	Kforce Inc.	11,689	663
*	Cimpress plc	9,036	648
	Barrett Business Services Inc.	14,856	645
	Deluxe Corp.	28,469	643
*	Thermon Group Holdings Inc.	22,309	642
*	Proto Labs Inc.	16,291	637
	Columbus McKinnon Corp.	17,002	633
	TriMas Corp.	25,605	630
*	Aspen Aerogels Inc.	52,096	619
*,1	Eos Energy Enterprises Inc.	126,739	616
*	Transcat Inc.	5,740	607
*	DXP Enterprises Inc.	7,285	602
*	Janus International Group Inc.	80,240	590
*	BrightView Holdings Inc.	36,760	588
	Bel Fuse Inc. Class B	7,089	585
*	Planet Labs PBC	134,700	544
*	Limbach Holdings Inc.	6,316	540
*	Ducommun Inc.	8,441	537
*	CECO Environmental Corp.	17,471	528
*	V2X Inc.	10,963	524
*	AMN Healthcare Services Inc.	21,806	522
	Marten Transport Ltd.	33,456	522
*	Sezzle Inc.	2,040	522
	Heidrick & Struggles International Inc.	11,672	517
	Astec Industries Inc.	14,899	501
	FTAI Infrastructure Inc.	68,496	497
*	Great Lakes Dredge & Dock Corp.	43,592	492
*	BlueLinx Holdings Inc.	4,788	489
	Wabash National Corp.	27,738	475
	Cadre Holdings Inc.	14,657	473
	Gorman-Rupp Co.	12,400	470
	Mesa Laboratories Inc.	3,518	464
*	Energy Recovery Inc.	31,443	462
*	Forward Air Corp.	13,929	449
*	JELD-WEN Holding Inc.	53,779	440
	Miller Industries Inc.	6,700	438
*	Paymentus Holdings Inc. Class A	12,186	398
*	International Money Express Inc.	18,974	395
*	Montrose Environmental Group Inc.	19,918	369
*	Moneylion Inc.	4,202	361
	National Presto Industries Inc.	3,650	359
*	Evolv Technologies Holdings Inc.	88,976	351
	Pactiv Evergreen Inc.	20,010	350
*	Repay Holdings Corp. Class A	45,790	349
*	Cross Country Healthcare Inc.	19,178	348
	Insteel Industries Inc.	12,794	346
*	Cantaloupe Inc.	36,293	345
*	Conduent Inc.	85,066	344
	Willis Lease Finance Corp.	1,624	337
*	Willdan Group Inc.	8,821	336
	Douglas Dynamics Inc.	13,865	328
	LSI Industries Inc.	16,459	320
*	Franklin Covey Co.	8,348	314
*	ZipRecruiter Inc. Class A	43,176	313
*	Byrna Technologies Inc.	10,800	311
*	Green Dot Corp. Class A	29,098	310
	Kelly Services Inc. Class A	21,601	301
*	3D Systems Corp.	91,666	301
*	I3 Verticals Inc. Class A	12,808	295
	Ennis Inc.	13,575	286
	Covenant Logistics Group Inc. Class A	5,230	285
	Cass Information Systems Inc.	6,831	279
*	Graham Corp.	6,141	273
	Hyster-Yale Inc.	5,323	271
*	FARO Technologies Inc.	10,474	266
*	Astronics Corp.	16,605	265
	Heartland Express Inc.	23,446	263

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Centuri Holdings Inc.	13,276	256
	Shyft Group Inc.	21,038	247
	Allient Inc.	9,444	229
*	CryoPort Inc.	28,888	225
*	Radiant Logistics Inc.	33,408	224
*,1	Redwire Corp.	13,639	224
*	BlackSky Technology Inc. Class A	20,451	221
*	TaskUS Inc. Class A	12,974	220
*	Bowman Consulting Group Ltd.	8,779	219
*	Hyliion Holdings Corp.	83,600	218
*	Distribution Solutions Group Inc.	6,200	213
*	Titan Machinery Inc.	14,860	210
	Myers Industries Inc.	18,925	209
*,1	Spire Global Inc.	14,787	208
	Luxfer Holdings plc	15,807	207
*	Custom Truck One Source Inc.	42,875	206
*	Blade Air Mobility Inc.	46,795	199
	Resources Connection Inc.	22,291	190
	Park-Ohio Holdings Corp.	7,030	185
*,1	Eve Holding Inc.	32,833	179
*	L B Foster Co. Class A	6,452	174
	Park Aerospace Corp.	11,793	173
*,1	Microvast Holdings Inc.	83,100	172
*	Titan International Inc.	24,716	168
*	TrueBlue Inc.	19,732	166
*	Performant Healthcare Inc.	54,600	165
	CompoSecure Inc. Class A	10,764	165
	Universal Logistics Holdings Inc.	3,546	163
*	Atlanticus Holdings Corp.	2,887	161
	Quad/Graphics Inc.	22,982	160
*	Target Hospitality Corp.	16,505	160
*	Orion Group Holdings Inc.	20,493	150
*	Amprius Technologies Inc.	53,249	149
*	Ranpak Holdings Corp. Class A	21,553	148
	Karat Packaging Inc.	4,844	147
*	Forrester Research Inc.	9,338	146
*	Manitowoc Co. Inc.	15,878	145
*	Priority Technology Holdings Inc.	12,270	144
	Kronos Worldwide Inc.	14,677	143
*	Vishay Precision Group Inc.	5,860	138
*	Hudson Technologies Inc.	24,429	136
*	Mayville Engineering Co. Inc.	8,494	134
	Frequency Electronics Inc.	7,176	133
*	AerSale Corp.	19,557	123
*	Core Molding Technologies Inc.	7,270	120
*	Taylor Devices Inc.	2,715	113
*	CPI Card Group Inc.	3,680	110
*	LightPath Technologies Inc. Class A	30,132	106
*	Proficient Auto Logistics Inc.	13,115	106
	Alta Equipment Group Inc.	15,900	104
*	Research Solutions Inc.	25,126	104
*	Manitex International Inc.	17,391	101
	Information Services Group Inc.	29,685	99
*	AirJoule Technologies Corp.	12,411	99
	Hurco Cos. Inc.	5,051	97
*	Gencor Industries Inc.	5,230	92
	Greif Inc. Class B	1,357	92
*	FreightCar America Inc.	10,256	92
*	Smith-Midland Corp.	2,056	91
*	Paysign Inc.	29,000	88
*,1	Virgin Galactic Holdings Inc.	13,972	82
*	VirTra Inc.	12,000	81
*	SoundThinking Inc.	6,113	80
*	Concrete Pumping Holdings Inc.	11,630	77
*	M-Tron Industries Inc.	1,581	77
*	Acacia Research Corp.	16,538	72
	Eastern Co.	2,595	69
*	Mistras Group Inc.	7,495	68
	HireQuest Inc.	4,700	67
*	Commercial Vehicle Group Inc.	26,700	66

Balanced Index Fund
		Shares	Market Value• ($000)
	TTEC Holdings Inc.	13,047	65
	EVI Industries Inc.	3,846	63
	Twin Disc Inc.	5,130	60
*	Babcock & Wilcox Enterprises Inc.	35,646	58
	BGSF Inc.	9,700	51
*	Ultralife Corp.	6,533	49
*	Luna Innovations Inc.	22,193	48
*	PAMT Corp.	2,804	46
*	Wrap Technologies Inc.	21,600	46
*	374Water Inc.	53,808	37
*	Desktop Metal Inc. Class A	15,950	37
*	CS Disco Inc.	6,031	30
*	Nikola Corp.	25,383	30
*	Markforged Holding Corp.	8,790	28
*	Broadwind Inc.	12,171	23
*	Flux Power Holdings Inc.	14,200	22
*	INNOVATE Corp.	4,105	20
*	Knightscope Inc. Class A	1,353	17
*	Lightbridge Corp.	3,359	16
*	RF Industries Ltd.	3,910	15
*	Hydrofarm Holdings Group Inc.	24,181	14
*	Orion Energy Systems Inc.	13,570	11
*	DHI Group Inc.	4,237	7
*	Innovative Solutions & Support Inc.	764	7
*,2	Patriot National Inc.	7,513	—
			4,388,802
Other (0.0%)[4]
[5]	Vanguard Total Bond Market ETF	425,024	30,564
Real Estate (1.6%)
	Prologis Inc.	570,479	60,300
	Equinix Inc.	59,624	56,219
	American Tower Corp.	288,658	52,943
	Welltower Inc.	384,791	48,495
	Digital Realty Trust Inc.	204,617	36,285
	Simon Property Group Inc.	191,179	32,923
	Public Storage	97,205	29,107
	Realty Income Corp.	542,752	28,988
*	CBRE Group Inc. Class A	187,086	24,563
	Crown Castle Inc.	269,379	24,449
	Extra Space Storage Inc.	131,022	19,601
	AvalonBay Communities Inc.	87,366	19,218
	Iron Mountain Inc.	181,380	19,065
	VICI Properties Inc. Class A	640,536	18,710
*	CoStar Group Inc.	254,871	18,246
	Equity Residential	222,777	15,986
	Ventas Inc.	259,389	15,275
	SBA Communications Corp. Class A	66,825	13,619
	Weyerhaeuser Co.	451,481	12,709
	Invitation Homes Inc.	359,561	11,495
	Essex Property Trust Inc.	39,308	11,220
	Mid-America Apartment Communities Inc.	71,662	11,077
	Alexandria Real Estate Equities Inc.	108,386	10,573
	Sun Communities Inc.	78,714	9,679
	Kimco Realty Corp.	410,341	9,614
	UDR Inc.	204,606	8,882
	Healthpeak Properties Inc.	434,345	8,804
	Regency Centers Corp.	112,351	8,306
	Gaming & Leisure Properties Inc.	159,366	7,675
	Camden Property Trust	66,088	7,669
	Host Hotels & Resorts Inc.	432,635	7,580
	WP Carey Inc.	135,636	7,389
*	Jones Lang LaSalle Inc.	29,180	7,387
	American Homes 4 Rent Class A	193,924	7,257
	Equity LifeStyle Properties Inc.	107,557	7,163
*	Zillow Group Inc. Class C	96,170	7,121
	BXP Inc.	88,176	6,557
	Lamar Advertising Co. Class A	53,365	6,497
	Omega Healthcare Investors Inc.	167,611	6,344

Balanced Index Fund
		Shares	Market Value• ($000)
	CubeSmart	139,700	5,986
	Federal Realty Investment Trust	51,258	5,738
	Brixmor Property Group Inc.	185,687	5,170
	Rexford Industrial Realty Inc.	131,104	5,069
	EastGroup Properties Inc.	30,411	4,881
	Vornado Realty Trust	111,972	4,707
	NNN REIT Inc.	113,118	4,621
	Agree Realty Corp.	64,614	4,552
	First Industrial Realty Trust Inc.	82,175	4,119
	STAG Industrial Inc.	114,105	3,859
	Americold Realty Trust Inc.	178,017	3,810
	Healthcare Realty Trust Inc. Class A	222,457	3,771
	Terreno Realty Corp.	62,218	3,680
	Ryman Hospitality Properties Inc.	35,198	3,673
	Kite Realty Group Trust	134,133	3,386
	Essential Properties Realty Trust Inc.	108,069	3,380
	CareTrust REIT Inc.	114,776	3,105
	Cousins Properties Inc.	100,808	3,089
	Macerich Co.	153,131	3,050
	SL Green Realty Corp.	44,083	2,994
	Kilroy Realty Corp.	73,486	2,973
	Phillips Edison & Co. Inc.	76,499	2,866
	Independence Realty Trust Inc.	141,297	2,803
	American Healthcare REIT Inc.	93,535	2,658
	Sabra Health Care REIT Inc.	149,753	2,594
	Lineage Inc.	42,326	2,479
	Rayonier Inc.	92,560	2,416
	Tanger Inc.	68,132	2,325
*	GEO Group Inc.	80,899	2,264
	EPR Properties	48,252	2,137
	COPT Defense Properties	68,410	2,117
	Apple Hospitality REIT Inc.	130,804	2,008
	HA Sustainable Infrastructure Capital Inc.	74,747	2,005
	Highwoods Properties Inc.	64,385	1,969
	Douglas Emmett Inc.	105,145	1,952
	National Health Investors Inc.	27,363	1,896
	PotlatchDeltic Corp.	48,140	1,890
*	Cushman & Wakefield plc	143,192	1,873
*	Compass Inc. Class A	316,929	1,854
	Broadstone Net Lease Inc.	116,292	1,844
	Acadia Realty Trust	74,802	1,807
	Park Hotels & Resorts Inc.	121,079	1,704
	Urban Edge Properties	77,411	1,664
	Four Corners Property Trust Inc.	60,445	1,640
	National Storage Affiliates Trust	42,318	1,604
	Outfront Media Inc.	88,829	1,576
*	Zillow Group Inc. Class A	22,154	1,570
	Sunstone Hotel Investors Inc.	127,651	1,511
*	Howard Hughes Holdings Inc.	18,144	1,396
	LXP Industrial Trust	171,078	1,389
	Curbline Properties Corp.	58,807	1,366
	InvenTrust Properties Corp.	43,393	1,307
	Retail Opportunity Investments Corp.	73,702	1,279
[1]	Medical Properties Trust Inc.	322,079	1,272
	DigitalBridge Group Inc.	106,455	1,201
	Innovative Industrial Properties Inc.	17,780	1,185
	St. Joe Co.	24,927	1,120
	DiamondRock Hospitality Co.	117,653	1,062
	Newmark Group Inc. Class A	82,100	1,052
	Pebblebrook Hotel Trust	76,931	1,042
	LTC Properties Inc.	28,959	1,001
	Xenia Hotels & Resorts Inc.	65,976	980
	RLJ Lodging Trust	94,819	968
	Getty Realty Corp.	32,126	968
	Global Net Lease Inc.	127,197	929
	Empire State Realty Trust Inc. Class A	84,242	869
	Veris Residential Inc.	51,309	853
	UMH Properties Inc.	44,503	840
	Elme Communities	52,814	806
	JBG SMITH Properties	51,869	797

Balanced Index Fund
		Shares	Market Value• ($000)
	Uniti Group Inc.	142,515	784
*	Apartment Investment & Management Co. Class A	85,801	780
	Alexander & Baldwin Inc.	43,062	764
	Sila Realty Trust Inc.	31,062	755
	American Assets Trust Inc.	28,063	737
	Piedmont Office Realty Trust Inc. Class A	79,829	730
	NETSTREIT Corp.	51,369	727
	Easterly Government Properties Inc. Class A	63,044	716
	Centerspace	10,400	688
*	Opendoor Technologies Inc.	386,765	619
	Brandywine Realty Trust	109,789	615
*	Redfin Corp.	77,098	607
	Kennedy-Wilson Holdings Inc.	60,126	601
	Marcus & Millichap Inc.	15,657	599
	NexPoint Residential Trust Inc.	14,338	599
	Paramount Group Inc.	109,537	541
	eXp World Holdings Inc.	44,520	512
	Armada Hoffler Properties Inc.	48,374	495
	Gladstone Commercial Corp.	28,553	464
	Plymouth Industrial REIT Inc.	25,118	447
	Summit Hotel Properties Inc.	63,207	433
	Whitestone REIT	28,407	403
	Community Healthcare Trust Inc.	18,947	364
	Farmland Partners Inc.	30,824	363
	Saul Centers Inc.	8,462	328
	CBL & Associates Properties Inc.	10,853	319
	Diversified Healthcare Trust	135,185	311
	CTO Realty Growth Inc.	15,777	311
*	NET Lease Office Properties	9,912	309
	Hudson Pacific Properties Inc.	100,418	304
	Chatham Lodging Trust	33,638	301
	Service Properties Trust	109,016	277
	SITE Centers Corp.	18,058	276
*	Forestar Group Inc.	10,316	267
	Global Medical REIT Inc.	34,528	267
	Peakstone Realty Trust	23,900	265
	One Liberty Properties Inc.	9,388	256
	Universal Health Realty Income Trust	6,652	248
*	Anywhere Real Estate Inc.	69,700	230
	Gladstone Land Corp.	21,191	230
	Bridge Investment Group Holdings Inc. Class A	27,276	229
	Alexander's Inc.	1,097	219
	RMR Group Inc. Class A	10,425	215
*	FRP Holdings Inc.	6,856	210
*	Tejon Ranch Co.	11,078	176
	FrontView REIT Inc.	9,289	168
	Postal Realty Trust Inc. Class A	12,803	167
	Orion Office REIT Inc.	42,982	159
*	Maui Land & Pineapple Co. Inc.	6,499	143
	City Office REIT Inc.	23,669	131
*	Seritage Growth Properties Class A	31,500	130
	Alpine Income Property Trust Inc.	7,700	129
	Braemar Hotels & Resorts Inc.	41,700	125
*,1	Seaport Entertainment Group Inc.	4,483	125
	Modiv Industrial Inc. Class C	7,600	113
	Equity Commonwealth	61,932	110
	Industrial Logistics Properties Trust	29,643	108
	BRT Apartments Corp.	5,582	101
	Franklin Street Properties Corp.	50,715	93
*	Douglas Elliman Inc.	53,336	89
*	AMREP Corp.	2,786	87
*	RE/MAX Holdings Inc. Class A	7,682	82
*	Stratus Properties Inc.	3,856	80
	Clipper Realty Inc.	14,042	64
	Global Self Storage Inc.	10,820	58
	Office Properties Income Trust	36,326	36
*	Bluerock Homes Trust Inc.	2,589	34
*	Offerpad Solutions Inc.	10,420	30
*	Ashford Hospitality Trust Inc.	3,321	24
*	Star Holdings	2,316	23

Balanced Index Fund
		Shares	Market Value• ($000)
*	Sotherly Hotels Inc.	10,020	9
*	Rafael Holdings Inc. Class B	4,249	7
*,2	Spirit MTA REIT	44,200	4
			901,631
Technology (21.3%)
	Apple Inc.	9,341,721	2,339,353
	Microsoft Corp.	4,595,320	1,936,927
	NVIDIA Corp.	14,377,659	1,930,776
	Meta Platforms Inc. Class A	1,347,099	788,740
	Alphabet Inc. Class A	3,612,215	683,792
	Broadcom Inc.	2,886,159	669,127
	Alphabet Inc. Class C	2,905,323	553,290
	Salesforce Inc.	561,167	187,615
	Oracle Corp.	1,027,694	171,255
*	ServiceNow Inc.	127,274	134,926
	International Business Machines Corp.	571,766	125,691
*	Advanced Micro Devices Inc.	1,002,221	121,058
*	Adobe Inc.	271,927	120,921
	Texas Instruments Inc.	563,990	105,754
	QUALCOMM Inc.	686,187	105,412
	Intuit Inc.	164,233	103,220
*	Palantir Technologies Inc. Class A	1,279,640	96,779
	Applied Materials Inc.	508,900	82,762
*	Palo Alto Networks Inc.	405,193	73,729
	Analog Devices Inc.	306,302	65,077
	Marvell Technology Inc.	534,638	59,051
	Micron Technology Inc.	685,443	57,687
	Lam Research Corp.	793,216	57,294
	KLA Corp.	82,490	51,979
	Amphenol Corp. Class A	741,877	51,523
*	Cadence Design Systems Inc.	169,121	50,814
*	Crowdstrike Holdings Inc. Class A	144,204	49,341
	Intel Corp.	2,392,874	47,977
*	Synopsys Inc.	94,643	45,936
*	AppLovin Corp. Class A	138,340	44,799
*	Autodesk Inc.	132,710	39,225
*	Fortinet Inc.	378,594	35,770
	Roper Technologies Inc.	66,210	34,419
*,1	MicroStrategy Inc. Class A	117,121	33,921
*	Workday Inc. Class A	131,383	33,901
*	DoorDash Inc. Class A	201,451	33,793
*	Snowflake Inc. Class A	182,575	28,191
	TE Connectivity plc	183,665	26,259
	Vertiv Holdings Co. Class A	230,985	26,242
*	Datadog Inc. Class A	183,277	26,188
*	Atlassian Corp. Class A	99,485	24,213
	Cognizant Technology Solutions Corp. Class A	304,622	23,425
	Corning Inc.	476,879	22,661
	Dell Technologies Inc. Class C	196,422	22,636
*	Gartner Inc.	45,113	21,856
*	HubSpot Inc.	30,359	21,153
	HP Inc.	597,627	19,501
*	Cloudflare Inc. Class A	179,743	19,355
	Microchip Technology Inc.	332,435	19,065
*	ANSYS Inc.	53,649	18,097
	Hewlett Packard Enterprise Co.	804,434	17,175
*	GoDaddy Inc. Class A	86,310	17,035
	Monolithic Power Systems Inc.	28,672	16,965
*	ON Semiconductor Corp.	263,469	16,612
*	Tyler Technologies Inc.	26,498	15,280
	NetApp Inc.	125,925	14,617
	CDW Corp.	82,404	14,342
*	PTC Inc.	70,475	12,958
*	Western Digital Corp.	214,033	12,763
	Teradyne Inc.	100,587	12,666
*	Zoom Communications Inc. Class A	145,906	11,907
	Leidos Holdings Inc.	82,404	11,871
*	Pure Storage Inc. Class A	192,627	11,833
*	DocuSign Inc. Class A	125,783	11,313

Balanced Index Fund
		Shares	Market Value• ($000)
	Seagate Technology Holdings plc	130,967	11,304
*	VeriSign Inc.	49,850	10,317
*	Reddit Inc. Class A	62,904	10,281
*	Zscaler Inc.	56,894	10,264
*	Manhattan Associates Inc.	37,711	10,191
*	Toast Inc. Class A	278,336	10,145
*	MongoDB Inc. Class A	43,406	10,105
*	Pinterest Inc. Class A	348,428	10,104
*	Astera Labs Inc.	73,538	9,740
	SS&C Technologies Holdings Inc.	127,711	9,678
*	Nutanix Inc. Class A	157,142	9,614
	Jabil Inc.	66,415	9,557
*	Dynatrace Inc.	175,791	9,554
*	Super Micro Computer Inc.	307,464	9,372
*	Twilio Inc. Class A	86,129	9,309
	Entegris Inc.	93,594	9,271
*	F5 Inc.	36,226	9,110
*	Coherent Corp.	95,445	9,042
*	Akamai Technologies Inc.	92,874	8,883
	Skyworks Solutions Inc.	98,979	8,777
	Gen Digital Inc.	319,361	8,744
*	Guidewire Software Inc.	50,912	8,583
*	Okta Inc. Class A	101,151	7,971
*	EPAM Systems Inc.	33,583	7,852
*	Snap Inc. Class A	663,261	7,143
*	Dayforce Inc.	93,318	6,779
	Paycom Software Inc.	32,035	6,566
*	Credo Technology Group Holding Ltd.	87,207	5,861
*	CACI International Inc. Class A	13,866	5,603
*	Samsara Inc. Class A	125,577	5,486
*	Elastic NV	54,264	5,376
*	Procore Technologies Inc.	69,491	5,207
*	Match Group Inc.	156,793	5,129
*	Onto Innovation Inc.	30,575	5,096
*	MACOM Technology Solutions Holdings Inc.	38,283	4,973
*	Kyndryl Holdings Inc.	143,720	4,973
*	Fabrinet	22,475	4,942
*	Lattice Semiconductor Corp.	86,046	4,875
	KBR Inc.	82,994	4,808
	TD SYNNEX Corp.	39,567	4,640
	Bentley Systems Inc. Class B	98,391	4,595
*	Smartsheet Inc. Class A	81,568	4,570
*,1	IonQ Inc.	106,496	4,448
*	Gitlab Inc. Class A	76,656	4,320
*	SPS Commerce Inc.	23,075	4,246
*	Commvault Systems Inc.	27,112	4,091
*	Qorvo Inc.	58,471	4,089
	Universal Display Corp.	27,966	4,089
*	Dropbox Inc. Class A	135,793	4,079
*	Altair Engineering Inc. Class A	37,262	4,066
*	Maplebear Inc.	96,089	3,980
*	Aspen Technology Inc.	15,826	3,951
*,1	SoundHound AI Inc. Class A	197,478	3,918
*	Unity Software Inc.	173,490	3,898
*	SentinelOne Inc. Class A	173,534	3,852
*	Confluent Inc. Class A	136,864	3,827
*	Arrow Electronics Inc.	32,590	3,687
*	Q2 Holdings Inc.	35,123	3,535
*	Rambus Inc.	65,885	3,483
	Science Applications International Corp.	30,606	3,421
*	CCC Intelligent Solutions Holdings Inc.	288,780	3,387
*	Novanta Inc.	22,117	3,379
*	UiPath Inc. Class A	261,478	3,323
*	Workiva Inc. Class A	30,219	3,309
*	Cirrus Logic Inc.	32,957	3,282
*	Semtech Corp.	52,894	3,271
*	Qualys Inc.	22,842	3,203
*	Appfolio Inc. Class A	12,721	3,139
*	HashiCorp Inc. Class A	88,786	3,037
*	Insight Enterprises Inc.	19,542	2,972

Balanced Index Fund
		Shares	Market Value• ($000)
*	Tenable Holdings Inc.	75,251	2,963
*	Varonis Systems Inc. Class B	65,614	2,915
	Dolby Laboratories Inc. Class A	36,853	2,878
*	Rubrik Inc. Class A	43,201	2,824
	Avnet Inc.	52,838	2,764
	Advanced Energy Industries Inc.	23,831	2,756
*	Parsons Corp.	29,735	2,743
	Pegasystems Inc.	29,398	2,740
*	Box Inc. Class A	84,145	2,659
*	Plexus Corp.	16,732	2,618
	Dun & Bradstreet Holdings Inc.	207,454	2,585
*	Silicon Laboratories Inc.	19,950	2,478
*	SiTime Corp.	11,456	2,458
*,1	Rigetti Computing Inc.	157,339	2,401
*	Sanmina Corp.	31,570	2,389
*	C3.ai Inc. Class A	69,307	2,386
*	Blackbaud Inc.	31,779	2,349
*	Impinj Inc.	15,863	2,304
*	Freshworks Inc. Class A	139,306	2,253
*	DXC Technology Co.	110,259	2,203
*	Core Scientific Inc.	156,663	2,201
	Power Integrations Inc.	35,412	2,185
*	Intapp Inc.	33,761	2,164
*	FormFactor Inc.	48,721	2,144
*	BlackLine Inc.	34,589	2,102
*,1	Trump Media & Technology Group Corp.	60,866	2,076
*	nCino Inc.	61,406	2,062
*	Agilysys Inc.	15,507	2,042
*	Zeta Global Holdings Corp. Class A	110,347	1,985
	Amkor Technology Inc.	76,768	1,972
*	IAC Inc.	45,252	1,952
*	Vertex Inc. Class A	36,022	1,922
*	ZoomInfo Technologies Inc. Class A	182,512	1,918
*	Synaptics Inc.	25,065	1,913
*	Cargurus Inc. Class A	51,568	1,884
*	Five9 Inc.	45,692	1,857
*	Braze Inc. Class A	44,159	1,849
*	Teradata Corp.	58,739	1,830
*	Alarm.com Holdings Inc.	29,845	1,815
*	Klaviyo Inc. Class A	42,972	1,772
	Progress Software Corp.	26,937	1,755
*	Ambarella Inc.	23,727	1,726
*	Diodes Inc.	27,665	1,706
*	Informatica Inc. Class A	65,507	1,699
*	JFrog Ltd.	56,634	1,666
*	DoubleVerify Holdings Inc.	86,677	1,665
*	RingCentral Inc. Class A	47,540	1,664
*	Allegro MicroSystems Inc.	75,092	1,642
*	PAR Technology Corp.	22,240	1,616
*	Rapid7 Inc.	39,439	1,587
	Clear Secure Inc. Class A	58,769	1,566
*	Yelp Inc. Class A	38,426	1,487
	Concentrix Corp.	34,166	1,478
*	AvePoint Inc.	89,161	1,472
*	TTM Technologies Inc.	59,292	1,467
*	Axcelis Technologies Inc.	20,681	1,445
*	Ziff Davis Inc.	25,928	1,409
*	Cleanspark Inc.	148,743	1,370
*	Magnite Inc.	80,943	1,289
*	NCR Voyix Corp.	92,673	1,283
*	Alkami Technology Inc.	34,829	1,278
	Vishay Intertechnology Inc.	75,188	1,274
*	ePlus Inc.	16,530	1,221
*	Rogers Corp.	11,580	1,177
*	Xometry Inc. Class A	27,395	1,169
*	DigitalOcean Holdings Inc.	34,221	1,166
*	LiveRamp Holdings Inc.	37,462	1,138
*	Hut 8 Corp.	53,784	1,102
*	Verint Systems Inc.	39,647	1,088
*	IPG Photonics Corp.	14,569	1,059

Balanced Index Fund
		Shares	Market Value• ($000)
*	Asana Inc. Class A	52,246	1,059
*	Terawulf Inc.	186,160	1,054
*	Paycor HCM Inc.	52,865	982
*,1	Quantum Computing Inc.	59,190	980
	CTS Corp.	18,505	976
*	PagerDuty Inc.	52,784	964
	Adeia Inc.	67,431	943
*	Veeco Instruments Inc.	35,042	939
	Benchmark Electronics Inc.	20,539	932
*	Sprout Social Inc. Class A	30,332	932
*	NetScout Systems Inc.	42,491	920
*	Photronics Inc.	39,053	920
*	Ultra Clean Holdings Inc.	25,486	916
*	Zuora Inc. Class A	91,365	906
*	MaxLinear Inc. Class A	45,564	901
*	Grid Dynamics Holdings Inc.	39,107	870
	CSG Systems International Inc.	16,632	850
	A10 Networks Inc.	45,979	846
*	Appian Corp. Class A	25,655	846
*	Matterport Inc.	172,084	816
	QXO Inc.	48,694	774
*	Schrodinger Inc.	39,370	759
*	Applied Digital Corp.	99,082	757
*	Fastly Inc. Class A	79,756	753
*	Ibotta Inc. Class A	11,294	735
*	Cohu Inc.	27,302	729
*,1	Rumble Inc.	54,595	710
*	Cipher Mining Inc.	151,805	704
*	Jamf Holding Corp.	49,955	702
*	Onestream Inc. Class A	24,146	689
*	Diebold Nixdorf Inc.	15,972	687
*	Innodata Inc.	17,104	676
*	ScanSource Inc.	14,245	676
*	Ichor Holdings Ltd.	20,918	674
*	PDF Solutions Inc.	22,859	619
*	Weave Communications Inc.	37,966	604
*	Penguin Solutions Inc.	30,223	580
*,1	D-Wave Quantum Inc.	68,194	573
*	PROS Holdings Inc.	26,062	572
*	Alpha & Omega Semiconductor Ltd.	15,358	569
	Xerox Holdings Corp.	66,559	561
	PC Connection Inc.	7,992	554
*	Blend Labs Inc. Class A	130,700	550
*	Vimeo Inc.	85,713	549
*	Olo Inc. Class A	70,610	542
*	Wolfspeed Inc.	81,279	541
*	Amplitude Inc. Class A	50,190	530
*	Sprinklr Inc. Class A	62,160	525
*	ACM Research Inc. Class A	32,940	497
	Hackett Group Inc.	15,802	485
*	ServiceTitan Inc. Class A	4,696	483
	SolarWinds Corp.	32,181	459
*	indie Semiconductor Inc. Class A	108,291	439
*	Daktronics Inc.	25,715	434
*	Digimarc Corp.	11,500	431
*	Yext Inc.	67,569	430
*	Bumble Inc. Class A	52,368	426
	Shutterstock Inc.	13,995	425
*	OneSpan Inc.	22,719	421
*	CEVA Inc.	13,214	417
*	E2open Parent Holdings Inc.	153,217	408
*	SEMrush Holdings Inc. Class A	34,076	405
*	PubMatic Inc. Class A	26,866	395
*,1	KULR Technology Group Inc.	109,534	389
*	Ouster Inc.	31,745	388
*	NextNav Inc.	24,536	382
*	EverQuote Inc. Class A	18,329	366
*	Meridianlink Inc.	17,063	352
*	Mitek Systems Inc.	31,555	351
*	N-able Inc.	36,701	343

Balanced Index Fund
		Shares	Market Value• ($000)
*	Couchbase Inc.	21,711	338
*	nLight Inc.	32,121	337
	Climb Global Solutions Inc.	2,562	325
*,1	Aehr Test Systems	19,324	321
*	Kimball Electronics Inc.	16,381	307
*	Nextdoor Holdings Inc.	127,537	302
	Simulations Plus Inc.	10,335	288
*	TechTarget Inc.	14,363	285
*,1	Navitas Semiconductor Corp. Class A	79,200	283
*	NerdWallet Inc. Class A	20,606	274
*	Consensus Cloud Solutions Inc.	11,103	265
*	Vivid Seats Inc. Class A	57,212	265
*,1	BigBear.ai Holdings Inc.	58,366	260
*	Bandwidth Inc. Class A	15,236	259
*	BigCommerce Holdings Inc.	42,020	257
*	Innovid Corp.	80,434	249
*	Red Violet Inc.	6,626	240
*	MediaAlpha Inc. Class A	19,925	225
*	SmartRent Inc. Class A	126,100	221
*	Unisys Corp.	34,118	216
*	Viant Technology Inc. Class A	11,328	215
*	SkyWater Technology Inc.	15,297	211
*	Grindr Inc.	11,831	211
*	Cerence Inc.	26,089	205
	NVE Corp.	2,507	204
	Logility Supply Chain Solutions Inc.	17,983	199
*,1	Atomera Inc.	16,254	189
	Methode Electronics Inc.	15,661	185
*,1	MicroVision Inc.	128,598	168
*,1	Groupon Inc. Class A	13,144	160
*	Getty Images Holdings Inc.	73,000	158
*	Enfusion Inc. Class A	14,958	154
*	Arteris Inc.	15,000	153
*	Domo Inc. Class B	21,491	152
*	Brightcove Inc.	33,486	146
*	Backblaze Inc. Class A	23,692	143
*	TrueCar Inc.	36,324	135
*	Kaltura Inc.	61,000	134
*	Tucows Inc. Class A	7,729	132
	Immersion Corp.	14,956	131
*	Telos Corp.	38,079	130
*	Asure Software Inc.	13,700	129
	ReposiTrak Inc.	5,533	122
*	Eventbrite Inc. Class A	34,474	116
*	Digital Turbine Inc.	67,013	113
*	ON24 Inc.	16,973	110
	CSP Inc.	6,362	102
*	eGain Corp.	16,436	102
*	CoreCard Corp.	4,500	102
	Richardson Electronics Ltd.	7,000	98
*	Definitive Healthcare Corp. Class A	23,692	97
*	WM Technology Inc.	69,888	96
*	Upland Software Inc.	21,208	92
*	Rackspace Technology Inc.	41,198	91
*	Expensify Inc. Class A	26,560	89
*	Kopin Corp.	64,443	88
*	Synchronoss Technologies Inc.	8,956	86
*	Aeva Technologies Inc.	18,120	86
*	1stdibs.com Inc.	23,800	84
*	Identiv Inc.	21,679	79
*	Rekor Systems Inc.	50,566	79
*	FiscalNote Holdings Inc.	70,600	76
*,1	LivePerson Inc.	49,636	75
*	AudioEye Inc.	4,937	75
*	Rimini Street Inc.	27,624	74
*	AXT Inc.	32,600	71
*	SecureWorks Corp. Class A	8,244	70
*,1	Veritone Inc.	20,477	67
*	DLH Holdings Corp.	8,200	66
*	Amtech Systems Inc.	11,877	65

Balanced Index Fund
		Shares	Market Value• ($000)
*	Everspin Technologies Inc.	8,413	54
*	inTEST Corp.	6,257	54
*	Intevac Inc.	15,339	52
*	BuzzFeed Inc. Class A	19,525	52
*	QuickLogic Corp.	4,076	46
*	Inuvo Inc.	65,578	42
*	Zedge Inc. Class B	12,613	34
*	AstroNova Inc.	2,465	30
*	GSI Technology Inc.	9,342	28
*	Phunware Inc.	4,864	25
*	Pixelworks Inc.	32,934	24
*	TransAct Technologies Inc.	5,458	22
*	VirnetX Holding Corp.	2,607	20
*	comScore Inc.	2,920	17
*	Ingram Micro Holding Corp.	808	16
*	Beachbody Co. Inc.	2,336	14
*	authID Inc.	2,200	13
*	CVD Equipment Corp.	2,712	12
*	Key Tronic Corp.	1,139	5
*	Data I/O Corp.	1,496	4
			12,259,228
Telecommunications (1.2%)
	Cisco Systems Inc.	2,218,703	131,347
	AT&T Inc.	4,435,415	100,994
	Verizon Communications Inc.	2,339,267	93,547
	Comcast Corp. Class A	2,357,870	88,491
*	Arista Networks Inc.	621,524	68,697
	T-Mobile US Inc.	286,725	63,289
	Motorola Solutions Inc.	103,342	47,768
*	Charter Communications Inc. Class A	57,201	19,607
	Juniper Networks Inc.	202,753	7,593
*	Ciena Corp.	89,230	7,568
*	Roku Inc. Class A	78,973	5,871
*	Liberty Broadband Corp. Class C	73,794	5,517
*	Frontier Communications Parent Inc.	154,034	5,345
*	Lumentum Holdings Inc.	40,824	3,427
	InterDigital Inc.	15,905	3,081
*	Lumen Technologies Inc.	569,150	3,022
	Cogent Communications Holdings Inc.	27,000	2,081
*	AST SpaceMobile Inc. Class A	93,702	1,977
	Telephone & Data Systems Inc.	55,278	1,885
	Iridium Communications Inc.	64,505	1,872
*	EchoStar Corp. Class A	73,636	1,686
*	Viavi Solutions Inc.	134,867	1,362
*	Extreme Networks Inc.	80,504	1,348
*	Calix Inc.	37,005	1,290
	Cable One Inc.	2,861	1,036
*	Globalstar Inc.	487,445	1,009
*	Applied Optoelectronics Inc.	26,771	987
*	Harmonic Inc.	73,673	975
*,1	Infinera Corp.	128,094	842
*	CommScope Holding Co. Inc.	124,629	649
*	Digi International Inc.	21,457	649
	IDT Corp. Class B	13,592	646
*	Liberty Broadband Corp. Class A	8,602	640
*	Viasat Inc.	69,807	594
*	United States Cellular Corp.	9,366	587
*	Powerfleet Inc.	70,706	471
*	NETGEAR Inc.	14,998	418
	Shenandoah Telecommunications Co.	31,810	401
*	ADTRAN Holdings Inc.	43,100	359
*	Altice USA Inc. Class A	136,545	329
*	Xperi Inc.	27,800	285
*	Ribbon Communications Inc.	63,300	263
*	Anterix Inc.	8,305	255
*	fuboTV Inc.	202,554	255
*	Gogo Inc.	29,635	240
	Spok Holdings Inc.	13,828	222
*	8x8 Inc.	81,172	217

Balanced Index Fund
		Shares	Market Value• ($000)
*	Clearfield Inc.	6,525	202
*	Ooma Inc.	13,024	183
*	WideOpenWest Inc.	35,637	177
*	Lightwave Logic Inc.	79,946	168
	ATN International Inc.	8,375	141
*	Aviat Networks Inc.	7,168	130
*	BK Technologies Corp.	2,710	93
*	Comtech Telecommunications Corp.	22,650	91
*	Genasys Inc.	27,790	72
*	Inseego Corp.	6,806	70
*	Airgain Inc.	8,585	61
*	Lantronix Inc.	14,911	61
*	KVH Industries Inc.	9,132	52
*	Cambium Networks Corp.	11,400	7
*,2	GCI Liberty Inc.	78,532	—
			682,502
Utilities (1.6%)
	NextEra Energy Inc.	1,270,703	91,097
	Southern Co.	677,682	55,787
	Duke Energy Corp.	477,098	51,402
	Waste Management Inc.	248,136	50,071
	Constellation Energy Corp.	194,375	43,484
	Sempra	390,479	34,253
	American Electric Power Co. Inc.	328,890	30,333
	Vistra Corp.	209,436	28,875
	Dominion Energy Inc.	520,232	28,020
	Waste Connections Inc.	159,228	27,320
	PG&E Corp.	1,314,043	26,517
	Public Service Enterprise Group Inc.	308,205	26,040
	Republic Services Inc. Class A	125,593	25,267
	Xcel Energy Inc.	356,042	24,040
	Exelon Corp.	620,405	23,352
	Entergy Corp.	265,381	20,121
	Consolidated Edison Inc.	215,638	19,241
	Edison International	239,704	19,138
	WEC Energy Group Inc.	196,094	18,441
	American Water Works Co. Inc.	120,954	15,058
	Ameren Corp.	165,275	14,733
	PPL Corp.	436,356	14,164
	DTE Energy Co.	115,229	13,914
	FirstEnergy Corp.	336,842	13,400
	Atmos Energy Corp.	94,949	13,223
	Eversource Energy	226,844	13,028
	CenterPoint Energy Inc.	399,789	12,685
	CMS Energy Corp.	185,399	12,357
	NRG Energy Inc.	125,138	11,290
	NiSource Inc.	284,406	10,455
	Alliant Energy Corp.	159,231	9,417
	Evergy Inc.	133,112	8,193
*	Clean Harbors Inc.	30,157	6,940
*	Talen Energy Corp.	31,602	6,367
	Essential Utilities Inc.	168,177	6,108
	Pinnacle West Capital Corp.	69,526	5,894
	AES Corp.	439,242	5,653
	OGE Energy Corp.	121,551	5,014
*	Casella Waste Systems Inc. Class A	38,331	4,056
	UGI Corp.	131,816	3,721
	IDACORP Inc.	33,236	3,632
	National Fuel Gas Co.	56,651	3,438
	New Jersey Resources Corp.	62,670	2,923
	Portland General Electric Co.	65,321	2,849
	TXNM Energy Inc.	56,305	2,768
	Southwest Gas Holdings Inc.	37,687	2,665
	Black Hills Corp.	44,381	2,597
	ONE Gas Inc.	35,365	2,449
	Ormat Technologies Inc.	35,268	2,388
	Spire Inc.	34,551	2,344
	ALLETE Inc.	34,044	2,206
	MDU Resources Group Inc.	118,853	2,142

Balanced Index Fund
				Shares	Market Value• ($000)
		MGE Energy Inc.		22,141	2,080
		Northwestern Energy Group Inc.		38,555	2,061
		American States Water Co.		23,590	1,833
		Avista Corp.		48,071	1,761
		Chesapeake Utilities Corp.		14,312	1,737
		California Water Service Group		37,324	1,692
*		Sunrun Inc.		134,318	1,242
*,1		Oklo Inc. Class A		57,164	1,214
*		Hawaiian Electric Industries Inc.		106,259	1,034
		Northwest Natural Holding Co.		25,775	1,020
		Clearway Energy Inc. Class C		36,699	954
		Clearway Energy Inc. Class A		38,729	947
*		NuScale Power Corp.		50,507	906
		SJW Group		18,327	902
		Middlesex Water Co.		11,771	619
		Unitil Corp.		9,983	541
		Aris Water Solutions Inc. Class A		17,685	423
*		Enviri Corp.		47,240	364
*,1		NANO Nuclear Energy Inc.		12,525	312
		Excelerate Energy Inc. Class A		8,952	271
*		Net Power Inc.		21,689	230
		York Water Co.		6,531	214
		Genie Energy Ltd. Class B		13,020	203
		Artesian Resources Corp. Class A		6,216	196
*		Cadiz Inc.		31,280	163
*		Pure Cycle Corp.		12,111	154
*		Arq Inc.		17,280	131
*		Altus Power Inc. Class A		30,069	122
*		Perma-Fix Environmental Services Inc.		10,678	118
		RGC Resources Inc.		5,719	115
*		Quest Resource Holding Corp.		16,000	104
*		Aqua Metals Inc.		4,089	10
					904,543
Total Common Stocks (Cost $6,892,114)					35,003,201
Preferred Stocks (0.0%)
*,1,2		Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)		47,692	—
Rights (0.0%)
*,1,2		Tobira Therapeutics Inc. CVR Exp. 12/31/28		9,469	43
*,2		Inhibrx Inc. CVR		26,986	17
*,2		Imara Inc. CVR		11,325	10
*,2		Spectrum Pharmaceuticals Inc. CVR		118,300	10
*,2		Adamas Pharmaceuticals Inc. CVR		59,600	4
*,1,2		Oncternal Therapeutics Inc. CVR		2,749	3
*,2		Xeris Biopharma Holdings Inc. CVR		45,300	2
*,2		Gyre Therapeutics Inc. CVR		23,975	2
*,2		Surface Oncology Inc. CVR		24,474	2
*,2		Ocera Therapeutics Inc. CVR		3,700	1
*,2		Chinook Therapeutics Inc. CVR		6,844	1
*,2		Miragen Therapeutics Inc. CVR		36,076	1
*,2		Ambit Biosciences Corp. CVR		1,900	—
*,2		F-star Therapeutics Inc. CVR		5,459	—
*,2		Pineapple Energy Inc. CVR		463	—
*,1,2		Carisma Therapeutics Inc. CVR		128,046	—
*,2		Dianthus Therapeutics Inc. CVR		4,251	—
*		CytoSorbents Corp. Exp. 1/10/25		35,641	—
Total Rights (Cost $177)					96
Warrants (0.0%)
*,2		Athenex Inc. Exp. 8/15/27 (Cost $—)		13,166	—
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.2%)
U.S. Government Securities (18.3%)
	United States Treasury Note/Bond	3.875%	1/15/26	34,457	34,339

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.375%	1/31/26	50,560	48,506
United States Treasury Note/Bond	2.625%	1/31/26	21,804	21,433
United States Treasury Note/Bond	4.250%	1/31/26	28,374	28,374
United States Treasury Note/Bond	1.625%	2/15/26	43,930	42,674
United States Treasury Note/Bond	4.000%	2/15/26	29,789	29,709
United States Treasury Note/Bond	0.500%	2/28/26	54,345	52,061
United States Treasury Note/Bond	4.625%	2/28/26	50,295	50,499
United States Treasury Note/Bond	4.625%	3/15/26	33,850	33,993
United States Treasury Note/Bond	0.750%	3/31/26	59,340	56,837
United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,913
United States Treasury Note/Bond	4.500%	3/31/26	55,129	55,284
United States Treasury Note/Bond	3.750%	4/15/26	4,640	4,610
United States Treasury Note/Bond	0.750%	4/30/26	31,316	29,912
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,652
United States Treasury Note/Bond	4.875%	4/30/26	36,939	37,228
United States Treasury Note/Bond	1.625%	5/15/26	50,327	48,573
United States Treasury Note/Bond	3.625%	5/15/26	128,106	127,045
United States Treasury Note/Bond	0.750%	5/31/26	36,415	34,680
United States Treasury Note/Bond	2.125%	5/31/26	17,795	17,278
United States Treasury Note/Bond	4.875%	5/31/26	38,984	39,307
United States Treasury Note/Bond	4.125%	6/15/26	50,659	50,572
United States Treasury Note/Bond	0.875%	6/30/26	42,111	40,071
United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,631
United States Treasury Note/Bond	4.625%	6/30/26	54,308	54,605
United States Treasury Note/Bond	4.500%	7/15/26	73,958	74,224
United States Treasury Note/Bond	0.625%	7/31/26	50,979	48,175
United States Treasury Note/Bond	1.875%	7/31/26	15,760	15,194
United States Treasury Note/Bond	4.375%	7/31/26	35,270	35,336
United States Treasury Note/Bond	1.500%	8/15/26	51,245	49,051
United States Treasury Note/Bond	4.375%	8/15/26	35,727	35,794
United States Treasury Note/Bond	0.750%	8/31/26	21,498	20,302
United States Treasury Note/Bond	1.375%	8/31/26	19,824	18,920
United States Treasury Note/Bond	3.750%	8/31/26	27,298	27,089
United States Treasury Note/Bond	4.625%	9/15/26	65,610	66,000
United States Treasury Note/Bond	0.875%	9/30/26	64,685	61,047
United States Treasury Note/Bond	1.625%	9/30/26	15,141	14,481
United States Treasury Note/Bond	3.500%	9/30/26	69,623	68,764
United States Treasury Note/Bond	4.625%	10/15/26	45,188	45,470
United States Treasury Note/Bond	1.125%	10/31/26	48,559	45,911
United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,512
United States Treasury Note/Bond	4.125%	10/31/26	59,690	59,569
United States Treasury Note/Bond	2.000%	11/15/26	43,345	41,598
United States Treasury Note/Bond	4.625%	11/15/26	90,254	90,846
United States Treasury Note/Bond	6.500%	11/15/26	910	948
United States Treasury Note/Bond	1.250%	11/30/26	49,956	47,232
United States Treasury Note/Bond	1.625%	11/30/26	25,526	24,306
United States Treasury Note/Bond	4.250%	11/30/26	48,509	48,509
United States Treasury Note/Bond	4.375%	12/15/26	52,791	52,923
United States Treasury Note/Bond	1.250%	12/31/26	48,345	45,595
United States Treasury Note/Bond	1.750%	12/31/26	19,066	18,166
United States Treasury Note/Bond	4.250%	12/31/26	69,030	69,041
United States Treasury Note/Bond	4.000%	1/15/27	44,102	43,888
United States Treasury Note/Bond	1.500%	1/31/27	55,509	52,491
United States Treasury Note/Bond	2.250%	2/15/27	26,207	25,151
United States Treasury Note/Bond	4.125%	2/15/27	43,620	43,504
United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,558
United States Treasury Note/Bond	1.875%	2/28/27	50,678	48,215
United States Treasury Note/Bond	4.250%	3/15/27	57,223	57,223
United States Treasury Note/Bond	0.625%	3/31/27	24,045	22,200
United States Treasury Note/Bond	2.500%	3/31/27	24,930	24,007
United States Treasury Note/Bond	4.500%	4/15/27	47,161	47,404
United States Treasury Note/Bond	0.500%	4/30/27	22,163	20,331
United States Treasury Note/Bond	2.750%	4/30/27	40,528	39,186
United States Treasury Note/Bond	2.375%	5/15/27	39,787	38,102
United States Treasury Note/Bond	4.500%	5/15/27	48,968	49,221
United States Treasury Note/Bond	0.500%	5/31/27	27,015	24,702
United States Treasury Note/Bond	2.625%	5/31/27	39,701	38,225
United States Treasury Note/Bond	4.625%	6/15/27	48,545	48,962
United States Treasury Note/Bond	0.500%	6/30/27	30,694	27,984
United States Treasury Note/Bond	3.250%	6/30/27	40,890	39,938

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.375%	7/15/27	28,901	28,982
	United States Treasury Note/Bond	0.375%	7/31/27	52,975	47,976
	United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,996
	United States Treasury Note/Bond	2.250%	8/15/27	44,310	42,115
	United States Treasury Note/Bond	3.750%	8/15/27	30,301	29,922
	United States Treasury Note/Bond	0.500%	8/31/27	31,645	28,668
	United States Treasury Note/Bond	3.125%	8/31/27	30,264	29,399
	United States Treasury Note/Bond	3.375%	9/15/27	44,979	43,960
	United States Treasury Note/Bond	0.375%	9/30/27	45,460	40,907
	United States Treasury Note/Bond	4.125%	9/30/27	25,600	25,504
	United States Treasury Note/Bond	3.875%	10/15/27	45,154	44,688
	United States Treasury Note/Bond	0.500%	10/31/27	46,885	42,197
	United States Treasury Note/Bond	4.125%	10/31/27	33,084	32,960
	United States Treasury Note/Bond	2.250%	11/15/27	49,833	47,116
	United States Treasury Note/Bond	4.125%	11/15/27	64,905	64,641
	United States Treasury Note/Bond	6.125%	11/15/27	775	812
	United States Treasury Note/Bond	0.625%	11/30/27	69,305	62,418
	United States Treasury Note/Bond	3.875%	11/30/27	36,467	36,062
	United States Treasury Note/Bond	0.625%	12/31/27	74,020	66,479
	United States Treasury Note/Bond	3.875%	12/31/27	13,578	13,427
	United States Treasury Note/Bond	0.750%	1/31/28	61,625	55,366
	United States Treasury Note/Bond	3.500%	1/31/28	18,603	18,182
	United States Treasury Note/Bond	2.750%	2/15/28	39,138	37,377
	United States Treasury Note/Bond	1.125%	2/29/28	73,857	67,002
	United States Treasury Note/Bond	4.000%	2/29/28	13,288	13,172
	United States Treasury Note/Bond	1.250%	3/31/28	72,966	66,274
	United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,228
	United States Treasury Note/Bond	1.250%	4/30/28	64,511	58,423
	United States Treasury Note/Bond	3.500%	4/30/28	20,226	19,720
	United States Treasury Note/Bond	2.875%	5/15/28	30,665	29,295
	United States Treasury Note/Bond	1.250%	5/31/28	68,185	61,590
	United States Treasury Note/Bond	3.625%	5/31/28	29,800	29,148
[6]	United States Treasury Note/Bond	1.250%	6/30/28	96,129	86,636
	United States Treasury Note/Bond	4.000%	6/30/28	42,341	41,911
	United States Treasury Note/Bond	1.000%	7/31/28	84,064	74,843
	United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,403
	United States Treasury Note/Bond	2.875%	8/15/28	59,890	56,980
	United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,090
	United States Treasury Note/Bond	1.125%	8/31/28	53,461	47,689
	United States Treasury Note/Bond	4.375%	8/31/28	17,517	17,537
	United States Treasury Note/Bond	1.250%	9/30/28	85,670	76,568
	United States Treasury Note/Bond	4.625%	9/30/28	49,957	50,441
	United States Treasury Note/Bond	1.375%	10/31/28	54,550	48,873
	United States Treasury Note/Bond	4.875%	10/31/28	30,645	31,200
	United States Treasury Note/Bond	3.125%	11/15/28	38,279	36,628
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,240
	United States Treasury Note/Bond	1.500%	11/30/28	76,835	69,019
	United States Treasury Note/Bond	4.375%	11/30/28	66,081	66,133
	United States Treasury Note/Bond	1.375%	12/31/28	27,340	24,384
	United States Treasury Note/Bond	3.750%	12/31/28	49,190	48,099
	United States Treasury Note/Bond	1.750%	1/31/29	43,405	39,200
	United States Treasury Note/Bond	4.000%	1/31/29	52,413	51,709
	United States Treasury Note/Bond	2.625%	2/15/29	53,000	49,555
	United States Treasury Note/Bond	1.875%	2/28/29	39,895	36,142
	United States Treasury Note/Bond	4.250%	2/28/29	54,282	54,044
	United States Treasury Note/Bond	2.375%	3/31/29	45,010	41,550
	United States Treasury Note/Bond	4.125%	3/31/29	42,410	42,012
	United States Treasury Note/Bond	2.875%	4/30/29	36,814	34,657
	United States Treasury Note/Bond	4.625%	4/30/29	59,369	59,963
	United States Treasury Note/Bond	2.375%	5/15/29	40,671	37,494
	United States Treasury Note/Bond	2.750%	5/31/29	34,370	32,141
	United States Treasury Note/Bond	4.500%	5/31/29	65,626	65,964
	United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,246
	United States Treasury Note/Bond	4.250%	6/30/29	59,106	58,801
	United States Treasury Note/Bond	2.625%	7/31/29	31,430	29,161
	United States Treasury Note/Bond	4.000%	7/31/29	47,659	46,929
	United States Treasury Note/Bond	1.625%	8/15/29	32,167	28,558
	United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,705
	United States Treasury Note/Bond	3.125%	8/31/29	43,880	41,576
	United States Treasury Note/Bond	3.625%	8/31/29	50,621	49,039

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.500%	9/30/29	50,443	48,559
United States Treasury Note/Bond	3.875%	9/30/29	31,540	30,860
United States Treasury Note/Bond	4.000%	10/31/29	43,225	42,509
United States Treasury Note/Bond	4.125%	10/31/29	27,936	27,626
United States Treasury Note/Bond	1.750%	11/15/29	21,500	19,068
United States Treasury Note/Bond	3.875%	11/30/29	23,001	22,491
United States Treasury Note/Bond	4.125%	11/30/29	50,954	50,397
United States Treasury Note/Bond	3.875%	12/31/29	22,936	22,413
United States Treasury Note/Bond	4.375%	12/31/29	36,500	36,494
United States Treasury Note/Bond	3.500%	1/31/30	28,360	27,217
United States Treasury Note/Bond	1.500%	2/15/30	49,629	43,099
United States Treasury Note/Bond	4.000%	2/28/30	31,267	30,700
United States Treasury Note/Bond	3.625%	3/31/30	32,760	31,578
United States Treasury Note/Bond	3.500%	4/30/30	31,267	29,933
United States Treasury Note/Bond	0.625%	5/15/30	61,827	50,746
United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,788
United States Treasury Note/Bond	3.750%	5/31/30	34,745	33,638
United States Treasury Note/Bond	3.750%	6/30/30	35,775	34,618
United States Treasury Note/Bond	4.000%	7/31/30	28,266	27,683
United States Treasury Note/Bond	0.625%	8/15/30	88,711	72,078
United States Treasury Note/Bond	4.125%	8/31/30	40,363	39,757
United States Treasury Note/Bond	4.625%	9/30/30	27,910	28,180
United States Treasury Note/Bond	4.875%	10/31/30	32,461	33,191
United States Treasury Note/Bond	0.875%	11/15/30	84,936	69,515
United States Treasury Note/Bond	4.375%	11/30/30	40,335	40,203
United States Treasury Note/Bond	3.750%	12/31/30	33,592	32,374
United States Treasury Note/Bond	4.000%	1/31/31	37,088	36,207
United States Treasury Note/Bond	1.125%	2/15/31	87,768	72,436
United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,370
United States Treasury Note/Bond	4.250%	2/28/31	37,465	37,055
United States Treasury Note/Bond	4.125%	3/31/31	36,231	35,586
United States Treasury Note/Bond	4.625%	4/30/31	40,597	40,959
United States Treasury Note/Bond	1.625%	5/15/31	93,328	78,760
United States Treasury Note/Bond	4.625%	5/31/31	40,424	40,778
United States Treasury Note/Bond	4.250%	6/30/31	37,318	36,863
United States Treasury Note/Bond	4.125%	7/31/31	45,935	45,038
United States Treasury Note/Bond	1.250%	8/15/31	94,807	77,386
United States Treasury Note/Bond	3.750%	8/31/31	40,606	38,918
United States Treasury Note/Bond	3.625%	9/30/31	37,318	35,481
United States Treasury Note/Bond	4.125%	10/31/31	31,575	30,924
United States Treasury Note/Bond	1.375%	11/15/31	91,466	74,773
United States Treasury Note/Bond	4.125%	11/30/31	45,307	44,358
United States Treasury Note/Bond	4.500%	12/31/31	45,880	45,937
United States Treasury Note/Bond	1.875%	2/15/32	94,466	79,499
United States Treasury Note/Bond	2.875%	5/15/32	81,874	73,584
United States Treasury Note/Bond	2.750%	8/15/32	82,840	73,507
United States Treasury Note/Bond	4.125%	11/15/32	83,882	81,851
United States Treasury Note/Bond	3.500%	2/15/33	82,436	76,717
United States Treasury Note/Bond	3.375%	5/15/33	81,833	75,235
United States Treasury Note/Bond	3.875%	8/15/33	91,515	87,139
United States Treasury Note/Bond	4.500%	11/15/33	90,547	90,179
United States Treasury Note/Bond	4.000%	2/15/34	98,744	94,594
United States Treasury Note/Bond	4.375%	5/15/34	99,199	97,742
United States Treasury Note/Bond	3.875%	8/15/34	94,085	89,028
United States Treasury Note/Bond	4.250%	11/15/34	67,770	66,044
United States Treasury Note/Bond	4.500%	2/15/36	6,734	6,721
United States Treasury Note/Bond	4.750%	2/15/37	3,885	3,938
United States Treasury Note/Bond	5.000%	5/15/37	14,986	15,515
United States Treasury Note/Bond	4.375%	2/15/38	11,517	11,199
United States Treasury Note/Bond	4.500%	5/15/38	13,544	13,335
United States Treasury Note/Bond	3.500%	2/15/39	6,398	5,605
United States Treasury Note/Bond	4.250%	5/15/39	7,883	7,482
United States Treasury Note/Bond	4.500%	8/15/39	9,884	9,618
United States Treasury Note/Bond	4.375%	11/15/39	11,686	11,202
United States Treasury Note/Bond	4.625%	2/15/40	10,000	9,844
United States Treasury Note/Bond	1.125%	5/15/40	26,245	15,788
United States Treasury Note/Bond	4.375%	5/15/40	22,387	21,418
United States Treasury Note/Bond	1.125%	8/15/40	42,196	25,159
United States Treasury Note/Bond	3.875%	8/15/40	8,449	7,605
United States Treasury Note/Bond	1.375%	11/15/40	52,330	32,379

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.250%	11/15/40	8,412	7,907
	United States Treasury Note/Bond	1.875%	2/15/41	51,471	34,461
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	5,941
	United States Treasury Note/Bond	2.250%	5/15/41	48,760	34,589
	United States Treasury Note/Bond	4.375%	5/15/41	7,600	7,237
	United States Treasury Note/Bond	1.750%	8/15/41	56,711	36,703
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	10,556
	United States Treasury Note/Bond	2.000%	11/15/41	60,355	40,532
	United States Treasury Note/Bond	3.125%	11/15/41	10,928	8,790
	United States Treasury Note/Bond	2.375%	2/15/42	42,662	30,363
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,091
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	9,373
	United States Treasury Note/Bond	3.250%	5/15/42	33,020	26,860
	United States Treasury Note/Bond	2.750%	8/15/42	13,006	9,767
	United States Treasury Note/Bond	3.375%	8/15/42	32,648	26,945
	United States Treasury Note/Bond	2.750%	11/15/42	15,070	11,255
	United States Treasury Note/Bond	4.000%	11/15/42	30,693	27,619
	United States Treasury Note/Bond	3.125%	2/15/43	12,758	10,075
	United States Treasury Note/Bond	3.875%	2/15/43	30,537	26,949
	United States Treasury Note/Bond	2.875%	5/15/43	25,464	19,281
	United States Treasury Note/Bond	3.875%	5/15/43	31,759	27,968
	United States Treasury Note/Bond	3.625%	8/15/43	21,797	18,466
	United States Treasury Note/Bond	4.375%	8/15/43	30,140	28,374
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	16,358
	United States Treasury Note/Bond	4.750%	11/15/43	30,582	30,209
	United States Treasury Note/Bond	3.625%	2/15/44	19,823	16,720
	United States Treasury Note/Bond	4.500%	2/15/44	29,425	28,101
	United States Treasury Note/Bond	3.375%	5/15/44	22,842	18,509
	United States Treasury Note/Bond	4.625%	5/15/44	35,619	34,550
	United States Treasury Note/Bond	3.125%	8/15/44	23,700	18,397
	United States Treasury Note/Bond	4.125%	8/15/44	31,343	28,385
[6]	United States Treasury Note/Bond	3.000%	11/15/44	21,616	16,408
	United States Treasury Note/Bond	4.625%	11/15/44	23,087	22,394
	United States Treasury Note/Bond	2.500%	2/15/45	27,388	19,001
	United States Treasury Note/Bond	3.000%	5/15/45	13,714	10,363
	United States Treasury Note/Bond	2.875%	8/15/45	25,342	18,689
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	12,401
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	20,916
	United States Treasury Note/Bond	2.500%	5/15/46	30,475	20,747
	United States Treasury Note/Bond	2.250%	8/15/46	22,919	14,797
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,038
	United States Treasury Note/Bond	3.000%	2/15/47	26,775	19,847
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	18,915
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	22,607
	United States Treasury Note/Bond	2.750%	11/15/47	25,190	17,680
	United States Treasury Note/Bond	3.000%	2/15/48	35,038	25,709
	United States Treasury Note/Bond	3.125%	5/15/48	36,347	27,238
	United States Treasury Note/Bond	3.000%	8/15/48	38,399	28,055
	United States Treasury Note/Bond	3.375%	11/15/48	35,136	27,455
	United States Treasury Note/Bond	3.000%	2/15/49	39,182	28,517
	United States Treasury Note/Bond	2.875%	5/15/49	38,285	27,158
	United States Treasury Note/Bond	2.250%	8/15/49	34,100	21,126
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	22,166
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	24,330
	United States Treasury Note/Bond	1.250%	5/15/50	59,052	28,013
	United States Treasury Note/Bond	1.375%	8/15/50	54,370	26,522
	United States Treasury Note/Bond	1.625%	11/15/50	53,713	28,023
	United States Treasury Note/Bond	1.875%	2/15/51	59,930	33,355
	United States Treasury Note/Bond	2.375%	5/15/51	63,096	39,711
	United States Treasury Note/Bond	2.000%	8/15/51	55,375	31,650
	United States Treasury Note/Bond	1.875%	11/15/51	58,507	32,289
	United States Treasury Note/Bond	2.250%	2/15/52	53,439	32,422
	United States Treasury Note/Bond	2.875%	5/15/52	51,652	36,140
	United States Treasury Note/Bond	3.000%	8/15/52	50,563	36,311
	United States Treasury Note/Bond	4.000%	11/15/52	51,745	45,115
	United States Treasury Note/Bond	3.625%	2/15/53	53,348	43,379
	United States Treasury Note/Bond	3.625%	5/15/53	52,584	42,798
	United States Treasury Note/Bond	4.125%	8/15/53	53,406	47,623
	United States Treasury Note/Bond	4.750%	11/15/53	55,967	55,416
	United States Treasury Note/Bond	4.250%	2/15/54	58,512	53,438

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	5/15/54	55,626	54,122
	United States Treasury Note/Bond	4.250%	8/15/54	57,402	52,505
	United States Treasury Note/Bond	4.500%	11/15/54	34,070	32,526
					10,508,924
Agency Bonds and Notes (0.2%)
[7,8]	AID-Israel	5.500%	9/18/33	400	417
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,296
	Federal Farm Credit Banks	3.875%	2/2/26	500	498
	Federal Farm Credit Banks	4.750%	3/9/26	700	704
	Federal Farm Credit Banks	4.750%	5/8/26	2,000	2,012
	Federal Farm Credit Banks	4.375%	6/23/26	600	601
	Federal Farm Credit Banks	4.500%	8/14/26	875	878
	Federal Farm Credit Banks	4.875%	8/28/26	744	751
	Federal Farm Credit Banks	3.875%	10/16/26	200	198
	Federal Farm Credit Banks	4.750%	5/6/27	996	1,005
	Federal Farm Credit Banks	4.500%	5/20/27	7,675	7,700
	Federal Farm Credit Banks	4.500%	6/7/28	5,000	5,011
	Federal Farm Credit Banks	4.250%	12/15/28	404	401
	Federal Farm Credit Banks	4.750%	4/30/29	742	751
	Federal Farm Credit Banks	3.500%	9/10/29	323	310
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,226
	Federal Home Loan Banks	3.625%	9/4/26	1,920	1,899
	Federal Home Loan Banks	4.000%	10/9/26	3,000	2,984
	Federal Home Loan Banks	4.625%	11/17/26	2,475	2,489
	Federal Home Loan Banks	1.250%	12/21/26	6,500	6,127
	Federal Home Loan Banks	4.125%	1/15/27	950	946
	Federal Home Loan Banks	4.750%	4/9/27	1,000	1,009
	Federal Home Loan Banks	4.250%	12/10/27	4,000	3,986
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,600
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,048
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,886
	Federal Home Loan Banks	4.750%	12/8/28	165	167
	Federal Home Loan Banks	4.750%	3/10/34	1,495	1,491
	Federal Home Loan Banks	5.500%	7/15/36	2,775	2,942
[7,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,488
[9]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	6,775
[9]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,556
[9]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,783
[9]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,706
[9]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,142
[9]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,686
[9]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,286
[9]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,758
[9]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,299
[9]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,349
[7]	Private Export Funding Corp.	1.400%	7/15/28	800	717
[7]	Private Export Funding Corp.	3.650%	3/15/30	300	287
[7]	Tennessee Valley Authority	2.875%	2/1/27	1,000	970
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,500
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,234
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,355
[7]	Tennessee Valley Authority	4.700%	7/15/33	575	573
	Tennessee Valley Authority	4.375%	8/1/34	728	704
	Tennessee Valley Authority	4.650%	6/15/35	500	494
	Tennessee Valley Authority	5.880%	4/1/36	785	851
	Tennessee Valley Authority	5.500%	6/15/38	225	235
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,465
	Tennessee Valley Authority	3.500%	12/15/42	200	162
	Tennessee Valley Authority	4.250%	9/15/52	500	426
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,608
	Tennessee Valley Authority	4.625%	9/15/60	519	461
	Tennessee Valley Authority	4.250%	9/15/65	700	576
					115,779
Conventional Mortgage-Backed Securities (7.7%)
[7,9]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	740	702
[7,9]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	11,706	11,170
[7,9]	Freddie Mac Gold Pool	3.000%	10/1/26–2/1/47	41,220	36,920
[7,9]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	57,246	52,070
[7,9]	Freddie Mac Gold Pool	4.000%	5/1/25–11/1/48	30,808	28,802

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,9]	Freddie Mac Gold Pool	4.500%	5/1/25–1/1/49	14,351	13,868
[7,9]	Freddie Mac Gold Pool	5.000%	9/1/25–1/1/49	4,235	4,231
[7,9]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	3,845	3,942
[7,9]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	2,325	2,405
[7,9]	Freddie Mac Gold Pool	7.000%	9/1/25–12/1/38	156	163
[7,9]	Freddie Mac Gold Pool	7.500%	10/1/25–1/1/32	6	6
[7,9]	Freddie Mac Gold Pool	8.000%	9/1/25–1/1/31	10	10
[7,9]	Freddie Mac Gold Pool	8.500%	5/1/25–5/1/30	1	1
[7]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	2,018	1,793
[7]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,329	3,049
[7]	Ginnie Mae I Pool	4.000%	1/15/25–6/15/46	4,793	4,532
[7]	Ginnie Mae I Pool	4.500%	9/15/25–2/15/49	4,301	4,169
[7]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	2,741	2,721
[7]	Ginnie Mae I Pool	6.000%	6/15/32	47	47
[7]	Ginnie Mae I Pool	6.500%	3/15/26–8/15/39	330	336
[7]	Ginnie Mae I Pool	7.000%	12/15/25–8/15/32	135	137
[7]	Ginnie Mae I Pool	7.500%	11/15/25–3/15/32	24	24
[7]	Ginnie Mae I Pool	8.000%	7/15/25–3/15/32	18	18
[7]	Ginnie Mae I Pool	8.500%	7/15/26–6/15/30	3	3
[7]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,020	3,074
[7]	Ginnie Mae II Pool	2.000%	8/20/50–4/20/52	152,869	122,224
[7]	Ginnie Mae II Pool	2.500%	6/20/27–7/20/52	151,962	127,140
[7]	Ginnie Mae II Pool	3.000%	2/20/27–2/20/53	152,914	133,568
[7,10]	Ginnie Mae II Pool	3.500%	9/20/25–1/15/55	118,322	107,000
[7]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/54	83,146	77,273
[7,10]	Ginnie Mae II Pool	4.500%	11/20/35–1/15/55	100,665	95,575
[7,10]	Ginnie Mae II Pool	5.000%	5/20/39–1/15/55	125,729	122,288
[7,10]	Ginnie Mae II Pool	5.500%	10/20/52–1/15/55	132,162	131,218
[7]	Ginnie Mae II Pool	6.000%	12/20/52–9/20/54	91,530	92,259
[7,10]	Ginnie Mae II Pool	6.500%	12/20/35–1/15/55	38,390	39,226
[7]	Ginnie Mae II Pool	7.000%	4/20/38–9/20/54	10,073	10,345
[7]	Ginnie Mae II Pool	7.500%	12/20/53	536	551
[7,9]	UMBS Pool	1.500%	7/1/35–4/1/52	196,634	155,693
[7,9,10]	UMBS Pool	2.000%	11/1/27–1/25/55	832,452	667,759
[7,9,10]	UMBS Pool	2.500%	1/1/27–1/25/55	585,205	487,017
[7,9]	UMBS Pool	3.000%	1/1/26–11/1/53	362,053	314,741
[7,9,10]	UMBS Pool	3.500%	9/1/25–1/25/55	214,730	193,307
[7,9]	UMBS Pool	4.000%	1/1/25–1/1/55	197,247	182,615
[7,9,10]	UMBS Pool	4.500%	6/1/25–1/25/55	170,486	161,977
[7,9,10]	UMBS Pool	5.000%	8/1/25–1/25/55	247,187	239,908
[7,9,10]	UMBS Pool	5.500%	1/1/32–1/25/55	308,250	305,566
[7,9,10]	UMBS Pool	6.000%	10/1/25–1/25/55	267,561	270,228
[7,9]	UMBS Pool	6.500%	11/1/52–12/1/54	147,015	151,045
[7,9]	UMBS Pool	7.000%	9/1/25–11/1/54	33,864	35,228
[7,9]	UMBS Pool	7.500%	8/1/25–1/1/54	2,107	2,210
[7,9]	UMBS Pool	8.000%	1/1/26–10/1/30	1	1
[7,9]	UMBS Pool	8.500%	6/1/25–7/1/30	5	5
[7,9]	UMBS Pool	9.000%	6/1/26	1	1
					4,400,161
Nonconventional Mortgage-Backed Securities (0.0%)
[7,9,11]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	16	17
[7,9,11]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	7	7
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.885%	12/1/41	13	14
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	27	28
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.432%	7.067%	7/1/36	7	7
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.011%	3/1/43	56	57
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	13	13
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.242%	12/1/43	36	37
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.294%	9/1/43	7	7
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.219%	7/1/43	64	65
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.975%	6/1/43	18	18
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	25	26
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	5	5
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	3	3
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	12	12
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.641%	7.391%	8/1/35	27	27
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.672%	7.286%	10/1/42	23	23
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.679%	7.061%	6/1/42	51	52
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	6	7

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	11	11
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	36	37
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.224%	5/1/40	5	5
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	6	6
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	4	4
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	13	14
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	2	2
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	21	22
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.314%	11/1/39	2	3
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.708%	6.976%	8/1/39	32	32
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	5	5
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.244%	9/1/43	32	33
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.573%	5/1/42	23	24
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	2	2
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.526%	7/1/41	44	45
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	7	7
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.778%	6.588%	5/1/42	8	8
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	17	17
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.967%	7/1/42	28	29
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.304%	3/1/42	28	28
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	35	36
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.804%	8/1/42	54	56
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.858%	2/1/42	76	78
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.798%	6.674%	11/1/39	10	10
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	28	29
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.333%	3/1/41	15	16
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	13	13
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	3	3
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	5	5
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.463%	2/1/41	8	8
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.650%	1/1/42	4	4
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	15	15
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	5	6
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.654%	12/1/41	21	21
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.738%	12/1/40	12	12
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40	11	12
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	15	15
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	4	4
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	8	8
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.374%	9/1/40	7	7
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.377%	4/1/41	18	19
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	16	16
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.163%	2/1/42	19	20
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.424%	1/1/40	8	8
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	4	4
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.582%	12/1/39	12	13
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	9	9
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.072%	11/1/34	11	12
[7,9,11]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	21	21
[7,9,11]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.473%	4/1/37	9	9
[7,9,11]	Fannie Mae Pool, RFUCCT6M + 1.840%	7.090%	8/1/37	15	15
[7,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.485%	2/1/36	8	8
[7,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.662%	11/1/34	11	11
[7,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	2	2
[7,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.551%	10/1/36	12	12
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	3	3
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	10	11
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.085%	11/1/43	29	29
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	4	4
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	5	5
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	4	4
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	13	13
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	1	1
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	3	4
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	4	5
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	15	15
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.223%	12/1/41	25	25
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	2	2
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.441%	2/1/42	6	6
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.843%	7.276%	3/1/42	6	6

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	7	7
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/40	2	2
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.201%	1/1/41	16	17
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	2	2
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.311%	5/1/40	2	2
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	5	5
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	12	12
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.779%	2/1/42	6	7
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.493%	9/1/40	8	8
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	10	10
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	2	2
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	4	4
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	4	4
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	5	5
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[7,9,11]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.226%	1/1/37	27	27
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	246	248
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	323	325
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	140	141
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	23	23
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38	2	2
[7,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	4	4
[7,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	4	4
[7,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	8	8
					2,304
Total U.S. Government and Agency Obligations (Cost $16,496,431)					15,027,168
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[7]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	195	194
[7]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	50
[7]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	399	399
[7]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	201
[7]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	245	247
[7]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	76
[7]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	100	99
[7]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	90	89
[7]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,559
[7]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,941
[7]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,257
[7]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	378
[7]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	425
[7]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	420	427
[7]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/29	1,000	1,015
[7]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	1,100	1,124
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	48	47
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	1	1
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	49
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	96
[7]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	227
[7]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	102
[7]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	547
[7]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	929
[7]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	1,000	1,010
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	19	19
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	297
[7]	BANK Series 2017-BNK4	3.625%	5/15/50	800	774
[7]	BANK Series 2017-BNK5	3.390%	6/15/60	700	673
[7]	BANK Series 2017-BNK5	3.624%	6/15/60	350	334
[7]	BANK Series 2017-BNK6	3.254%	7/15/60	164	158
[7]	BANK Series 2017-BNK6	3.518%	7/15/60	980	945
[7]	BANK Series 2017-BNK6	3.741%	7/15/60	780	748
[7]	BANK Series 2017-BNK7	3.175%	9/15/60	480	461
[7]	BANK Series 2017-BNK7	3.435%	9/15/60	275	264
[7]	BANK Series 2017-BNK7	3.748%	9/15/60	300	286
[7]	BANK Series 2017-BNK8	3.488%	11/15/50	600	564
[7]	BANK Series 2017-BNK8	3.731%	11/15/50	100	93
[7]	BANK Series 2017-BNK8	4.092%	11/15/50	250	195
[7]	BANK Series 2017-BNK9	3.279%	11/15/54	266	254

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	BANK Series 2017-BNK9	3.538%	11/15/54	600	576
[7]	BANK Series 2018-BNK10	3.641%	2/15/61	76	75
[7]	BANK Series 2018-BNK10	3.688%	2/15/61	400	385
[7]	BANK Series 2018-BNK10	3.898%	2/15/61	150	143
[7]	BANK Series 2018-BNK11	4.046%	3/15/61	400	388
[7]	BANK Series 2018-BNK12	4.255%	5/15/61	500	487
[7]	BANK Series 2018-BNK12	4.342%	5/15/61	150	145
[7]	BANK Series 2018-BNK13	3.953%	8/15/61	165	159
[7]	BANK Series 2018-BNK13	4.217%	8/15/61	825	800
[7]	BANK Series 2018-BNK14	3.966%	9/15/60	100	97
[7]	BANK Series 2018-BNK14	4.128%	9/15/60	123	123
[7]	BANK Series 2018-BNK14	4.231%	9/15/60	250	243
[7]	BANK Series 2018-BNK14	4.481%	9/15/60	175	165
[7]	BANK Series 2018-BNK15	4.407%	11/15/61	470	459
[7]	BANK Series 2019-BNK16	4.005%	2/15/52	275	263
[7]	BANK Series 2019-BNK17	3.714%	4/15/52	360	341
[7]	BANK Series 2019-BNK17	3.976%	4/15/52	75	70
[7]	BANK Series 2019-BNK18	3.584%	5/15/62	640	584
[7]	BANK Series 2019-BNK18	3.826%	5/15/62	200	181
[7]	BANK Series 2019-BNK19	3.183%	8/15/61	550	493
[7]	BANK Series 2019-BNK19	4.027%	8/15/61	140	111
[7]	BANK Series 2019-BNK20	3.011%	9/15/62	725	651
[7]	BANK Series 2019-BNK21	2.851%	10/17/52	595	534
[7]	BANK Series 2019-BNK21	3.093%	10/17/52	300	265
[7]	BANK Series 2019-BNK22	2.978%	11/15/62	315	284
[7]	BANK Series 2019-BNK23	2.920%	12/15/52	735	661
[7]	BANK Series 2019-BNK23	3.203%	12/15/52	275	244
[7]	BANK Series 2019-BNK24	2.960%	11/15/62	575	517
[7]	BANK Series 2019-BNK24	3.283%	11/15/62	275	247
[7]	BANK Series 2020-BNK25	2.649%	1/15/63	375	331
[7]	BANK Series 2020-BNK25	2.841%	1/15/63	265	230
[7]	BANK Series 2020-BNK26	2.403%	3/15/63	675	588
[7]	BANK Series 2020-BNK26	2.687%	3/15/63	215	184
[7]	BANK Series 2020-BNK27	2.144%	4/15/63	600	507
[7]	BANK Series 2020-BNK27	2.551%	4/15/63	175	147
[7]	BANK Series 2020-BNK28	1.844%	3/15/63	180	151
[7]	BANK Series 2020-BNK29	1.997%	11/15/53	250	206
[7]	BANK Series 2020-BNK30	1.925%	12/15/53	300	247
[7]	BANK Series 2020-BNK30	2.111%	12/15/53	35	29
[7]	BANK Series 2021-BNK31	2.036%	2/15/54	225	188
[7]	BANK Series 2021-BNK31	2.211%	2/15/54	125	103
[7]	BANK Series 2021-BNK32	2.643%	4/15/54	350	303
[7]	BANK Series 2021-BNK33	2.556%	5/15/64	175	150
[7]	BANK Series 2021-BNK34	2.438%	6/15/63	675	557
[7]	BANK Series 2021-BNK35	2.285%	6/15/64	400	335
[7]	BANK Series 2021-BNK36	2.470%	9/15/64	600	507
[7]	BANK Series 2021-BNK36	2.695%	9/15/64	175	146
[7]	BANK Series 2021-BNK37	2.618%	11/15/64	600	508
[7]	BANK Series 2022-BNK43	4.399%	8/15/55	800	755
[7]	BANK Series 2022-BNK43	4.830%	8/15/55	175	166
[7]	BANK Series 2023-5YR2	6.656%	7/15/56	500	524
[7]	BANK Series 2023-5YR2	7.140%	7/15/56	175	184
[7]	BANK Series 2023-5YR3	6.724%	9/15/56	250	263
[7]	BANK Series 2023-5YR3	7.315%	9/15/56	250	266
[7]	BANK Series 2023-5YR3	7.315%	9/15/56	100	106
[7]	BANK Series 2023-BNK45	5.203%	2/15/56	250	249
[7]	BANK Series 2023-BNK45	5.651%	2/15/56	150	149
[7]	BANK Series 2023-BNK46	5.745%	8/15/56	500	515
[7]	BANK Series 2023-BNK46	6.385%	8/15/56	115	121
[7]	BANK Series 2024-5YR9	5.614%	8/15/57	400	407
[7]	BANK Series 2024-BNK47	5.716%	6/15/57	700	724
[7]	BANK Series 2024-BNK48	5.053%	10/15/57	690	679
[7]	BANK Series 2024-BNK48	5.355%	10/15/57	580	571
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,050
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	405
[7]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	212
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,048
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	89
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	571
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	341

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,304
[7]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,140
[7]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	310
[7]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	487
[7]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	398
[7]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	125
[7]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	129
[7]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	444
[7]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	93
[7]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	553
[7]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	189
[7]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	83
[7]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	321
[7]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	820
[7]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	750	790
[7]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	253
[7]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	76
[7]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	179
[7]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	77
[7]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	500	526
[7]	BBCMS Mortgage Trust Series 2023-C21	6.297%	9/15/56	250	260
[7]	BBCMS Mortgage Trust Series 2023-C21	6.297%	9/15/56	100	103
[7]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	300	333
[7]	BBCMS Mortgage Trust Series 2023-C22	7.126%	11/15/56	100	110
[7]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	800	824
[7]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	200	203
[7]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	50	51
[7]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	500	522
[7]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	312	316
[7]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	1,150	1,175
[7]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	562
[7]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	432
[7]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	188
[7]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,186
[7]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	587
[7]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	961
[7]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	242
[7]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	479
[7]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,141
[7]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	434
[7]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	120
[7]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	24
[7]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	416
[7]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	190
[7]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	95
[7]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	248
[7]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	284
[7]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	116
[7]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	187
[7]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,341
[7]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	283
[7]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	272
[7]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	203
[7]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	236
[7]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	334
[7]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	86
[7]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	131	124
[7]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	728
[7]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	90
[7]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	177
[7]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	61
[7]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	350
[7]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	28
[7]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	437
[7]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	41
[7]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	330
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	471
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	131
[7]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,540
[7]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	218

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	422
[7]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	83
[7]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	465
[7]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	206
[7]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	485
[7]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	291
[7]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	67
[7]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	189
[7]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	62
[7]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	784
[7]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	425
[7]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,205
[7]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	300	251
[7]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	265
[7]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	223
[7]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	355
[7]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	94
[7]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	853
[7]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	261
[7]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	332
[7]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	181
[7]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	83
[7]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	273
[7]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	100	102
[7]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	50	52
[7]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	500	502
[7]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/57	250	252
[7]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	243
[7]	BMO Mortgage Trust Series 2022-C2	4.808%	7/15/54	300	294
[7]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	901
[7]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	125	124
[7]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,042
[7]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	500	527
[7]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	300	320
[7]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	800	849
[7]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	273
[7]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/56	50	50
[7]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	205
[7]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	77
[7]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	524
[7]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	169
[7]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	400	428
[7]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	300	306
[7]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	50	51
[7]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	600	631
[7]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	600	629
[7]	BMO Mortgage Trust Series 2024-5C4	7.019%	5/15/57	600	628
[7]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	615	631
[7]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	900	931
[7]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	965	1,001
[7]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	250	254
[7]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	45	45
[7]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	100
[7]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	117	118
[7]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	125	127
[7]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	550	553
[7]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	250	251
[7]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/27	225	223
[7]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/28	240	237
[7]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	57	57
[7]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	25
[7]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	114	115
[7]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	32
[7]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	375	379
[7]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/28	250	251
[7]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	61
[7]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	491
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	499
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	208
[7]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,251

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,944
[7]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,325
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	85	84
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	98
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	201	200
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	222
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	240	239
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	99
[7]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	176
[7]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	100
[7]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	230	230
[7]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	105	105
[7]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	32	32
[7]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	88	87
[7]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	109	107
[7]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	97
[7]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	158	156
[7]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	169
[7]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	186	186
[7]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	99
[7]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	368	369
[7]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	150
[7]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	325	326
[7]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	101
[7]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	200	202
[7]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	122
[7]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	100	102
[7]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	150	154
[7]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	150	151
[7]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	50	50
[7]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	550	553
[7]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/30	400	402
[7]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	415	415
[7]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	160	160
[7]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	56	56
[7]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	72
[7]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	591
[7]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	575
[7]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	475
[7]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	114
[7]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	474
[7]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	279
[7]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	139	136
[7]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	455
[7]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	260
[7]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	22	22
[7]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	557
[7]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	181
[7]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	694
[7]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	421
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	540
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	390
[7]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,305
[7]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	288
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	767
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	191
[7]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	299
[7]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	567
[7]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	480	488
[7]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	850	852
[7]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	450	449
[7]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	422
[7]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	975
[7]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	100	101
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	312
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	347
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	181	180
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	197
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	46	45
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	415

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,057
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	243
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	243
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	83	80
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,057
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	141
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	169	164
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,165
[7]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	131
[7]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	616
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	877
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,003
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	395
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	163
[7]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/54	475	460
[7]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	77	76
[7]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	113	112
[7]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	97
[7]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	76	76
[7]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	49
[7]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	225	226
[7]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	50
[7]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	356
[7]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	51
[7]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	200	201
[7]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	50	50
[7]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	1,200	1,216
[7]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	570	577
[7]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	140	137
[7]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	49	45
[7]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	25
[7]	COMM Mortgage Trust Series 2014-CR14	3.706%	2/10/47	98	94
[7]	COMM Mortgage Trust Series 2014-CR15	3.922%	2/10/47	54	53
[7]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	19	19
[7]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	571
[7]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	488
[7]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	174
[7]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	291	289
[7]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	840
[7]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	58	58
[7]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	200
[7]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	83	83
[7]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	119
[7]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	477
[7]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	408
[7]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	134
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	197
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	164
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	217
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	918
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.112%	8/15/48	200	182
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	24	24
[7]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	772
[7]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	760
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	234
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	542
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,166
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	241
[7]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,372
[7]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,030
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	931
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	148
[7]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	85	85
[7]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	101
[7]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	382
[7]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	293
[7]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	314
[7]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	574
[7]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	139
[7]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	169

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,990
[7]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,080
[7]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,372
[7]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,334
[7]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	162	160
[7]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	2	2
[7]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	90	90
[7]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	170	166
[7]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	25	25
[7]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	148
[7]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	123	122
[7]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	100
[7]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	145	145
[7]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	102
[7]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	97	97
[7]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	101
[7]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	103
[7]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	9	9
[7]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	100
[7]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[7]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	60	60
[7]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	81
[7]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	250	252
[7]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	45	45
[7,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	84	83
[7,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	226	219
[7,9]	Fannie Mae-Aces Series 2015-M12	2.797%	5/25/25	481	477
[7,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	467	461
[7,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	208	204
[7,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	235	229
[7,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	674	657
[7,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	432	420
[7,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	157	152
[7,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,150	1,116
[7,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	822	797
[7,9]	Fannie Mae-Aces Series 2016-M12	2.438%	9/25/26	854	824
[7,9]	Fannie Mae-Aces Series 2016-M13	2.519%	9/25/26	172	166
[7,9]	Fannie Mae-Aces Series 2017-M1	2.415%	10/25/26	837	806
[7,9]	Fannie Mae-Aces Series 2017-M2	2.825%	2/25/27	707	684
[7,9]	Fannie Mae-Aces Series 2017-M3	2.464%	12/25/26	1,063	1,022
[7,9]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	779	750
[7,9]	Fannie Mae-Aces Series 2017-M5	2.993%	4/25/29	170	160
[7,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	548	530
[7,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,141	1,104
[7,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	472	438
[7,9]	Fannie Mae-Aces Series 2017-M12	3.061%	6/25/27	744	718
[7,9]	Fannie Mae-Aces Series 2017-M14	2.811%	11/25/27	256	243
[7,9]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/27	943	909
[7,9]	Fannie Mae-Aces Series 2018-M1	2.989%	12/25/27	369	354
[7,9]	Fannie Mae-Aces Series 2018-M2	2.906%	1/25/28	1,260	1,204
[7,9]	Fannie Mae-Aces Series 2018-M3	3.063%	2/25/30	251	233
[7,9]	Fannie Mae-Aces Series 2018-M4	3.057%	3/25/28	514	490
[7,9]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	359	343
[7,9]	Fannie Mae-Aces Series 2018-M10	3.355%	7/25/28	196	189
[7,9]	Fannie Mae-Aces Series 2018-M12	3.627%	8/25/30	850	803
[7,9]	Fannie Mae-Aces Series 2018-M13	3.743%	9/25/30	611	578
[7,9]	Fannie Mae-Aces Series 2018-M14	3.580%	8/25/28	660	636
[7,9]	Fannie Mae-Aces Series 2019-M1	3.543%	9/25/28	626	603
[7,9]	Fannie Mae-Aces Series 2019-M2	3.623%	11/25/28	783	752
[7,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	818	767
[7,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	724	687
[7,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	760	712
[7,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,491	1,391
[7,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,644	2,450
[7,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	939	855
[7,9]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,833
[7,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	118	105
[7,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,305	1,190
[7,9]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	194	175
[7,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	731

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	453	403
[7,9]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	290	249
[7,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	295
[7,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	954
[7,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	763
[7,9]	Fannie Mae-Aces Series 2020-M52	1.315%	10/25/30	975	809
[7,9]	Fannie Mae-Aces Series 2021-M1	1.389%	11/25/30	725	595
[7,9]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	225	187
[7,9]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	1,050	859
[7,9]	Fannie Mae-Aces Series 2021-M4	1.462%	2/25/31	4,275	3,502
[7,9]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	1,900	1,550
[7,9]	Fannie Mae-Aces Series 2021-M13	1.599%	4/25/31	215	176
[7,9]	Fannie Mae-Aces Series 2021-M13	1.627%	3/25/33	200	155
[7,9]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	1,250	1,027
[7,9]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	1,500	1,218
[7,9]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	325	266
[7,9]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	450	367
[7,9]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	664
[7,9]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/31	725	598
[7,9]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	1,100	908
[7,9]	Fannie Mae-Aces Series 2023-M1S	4.501%	4/25/33	640	624
[7,9]	Fannie Mae-Aces Series 2023-M6	4.181%	7/25/28	612	600
[7,9]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	300	289
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	322	321
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	579	576
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	489	486
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	926	920
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	443	439
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	719	713
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	445
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	271
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	683	671
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	993	973
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	561
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	998
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	485
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	781
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	978
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	1,950	1,903
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,349
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,737
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,264
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	888
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	580
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	846
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	483
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	868	837
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	266
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	926
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	435
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	482
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	971
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	655
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,516
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	487
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	976
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	184	181
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	781
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,169
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	536
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,351
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,322
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,001
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	37	36
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	774
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,132
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	455
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	857
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	287
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	922

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,541
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,067
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,062
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	914
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,676
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	774
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,359
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,269
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,001
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,634
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	864
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	514
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	854
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	192
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	463
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	420
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	587
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,047
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,003
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,341
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	918
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	110	97
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	586
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	43	39
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	583
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,802
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,027
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	741
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	923
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	516
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	952
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	217	191
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,521
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	582
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,811
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	420
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	759
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	96	86
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	723
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	465
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	623
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	465
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,738
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	98	88
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	456
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	365
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,510
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	808
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	236
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	362
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	380
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	780
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	387
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	264
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	807
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	349
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	287
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	288
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	581
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	950	921
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	500	498
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	1,300	1,303
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/34	515	496
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/34	825	811
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	642
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	479
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	450	451
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	800	800
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	550	552
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	400	404

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	250	251
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	300	303
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	500	499
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	750	766
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	650	667
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	600	613
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	530	543
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	540	548
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	300	299
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/29	500	495
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	7	7
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	470	469
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	787	783
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,550	1,531
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,928	1,890
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,644
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,711
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,584
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	779
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	501
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	411	373
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	992
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	660
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	590
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	112
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	640
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	624
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	800	784
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	350	352
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	500	503
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/31	1,100	1,075
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/31	1,725	1,705
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	282
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	1,949
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	347
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	847
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,912
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	793
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	479
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	644
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	926
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	278
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	797
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	243	199
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	682
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	526
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	513
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	609	605
[7,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	778	766
[7]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	460	465
[7]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	102
[7]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	250	254
[7]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	69	69
[7]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	75
[7]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	350	352
[7]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	101
[7]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	102
[7]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	44	44
[7]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	121	120
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	45	45
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	49
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	110	110
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	100
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	238	237
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	325
[7]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	175
[7]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	75
[7]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	252
[7]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	51
[7]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	350	355

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	150	153
[7]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	500	504
[7]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	640	646
[7]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	684
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	659
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	68	68
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	175
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	75
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	185	186
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	76
[7]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	100	101
[7]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	76
[7]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	350	352
[7]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	75	75
[7]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	75	76
[7]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	500	506
[7]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	165	164
[7]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	175	173
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	74	73
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	35	34
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	221
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	58	57
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	97
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	54	53
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	73
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	127	126
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	49
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	89	89
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	99
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	431	431
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	101
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	196	196
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	300	300
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	274
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	139	141
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	82
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	200	203
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	200	205
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	100	101
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	50	50
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/29	800	809
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	700	708
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	200	199
[7]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	37	35
[7]	GS Mortgage Securities Trust Series 2014-GC24	4.419%	9/10/47	125	112
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	14	13
[7]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	119
[7]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	447
[7]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	30	30
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	74	74
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	393
[7]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	293
[7]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	747
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	267
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	191
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	601
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	233
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	670
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	93
[7]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	22
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	934
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	244
[7]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	192
[7]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	369
[7]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	226
[7]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	500
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,012
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	243

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	457
[7]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	471
[7]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	134
[7]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	217
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	391
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	60
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	124	122
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	29	29
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	74
[7]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	256	257
[7]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	276
[7]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	400	405
[7]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	153
[7]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	1,000	1,011
[7]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	1,500	1,523
[7]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	120	119
[7]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	250	247
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	9	9
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	75
[7]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	63	62
[7]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	99
[7]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	63	63
[7]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	74
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	104	103
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	74
[7]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	166	167
[7]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	76
[7]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	176
[7]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	50
[7]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	500	505
[7]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	61
[7]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	300	305
[7]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	850	867
[7]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	500	505
[7]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	50	51
[7]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	1,000	1,012
[7]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	1,000	1,014
[7]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	700	701
[7]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	140	139
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	28	28
[7]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	23	23
[7]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	98
[7]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	329	329
[7]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	100
[7]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	196	198
[7]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	58
[7]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	150	152
[7]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	100	102
[7]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	500	503
[7]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	262	263
[7]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	135	134
[7]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	51	50
[7]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	572	573
[7]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	176
[7]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	226
[7]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	75
[7]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	252
[7]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	76
[7]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	560	566
[7]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	81
[7]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	380	385
[7]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	250	246
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	321
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	938
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	389
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	311
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.536%	2/15/47	63	61
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	114	109
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	6	6
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	185

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	13	13
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	285
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	153	151
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	197
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	191
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	112	111
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	99
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	348
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	192
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	19	19
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	52	52
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	418
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	297
[7]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	59	59
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,212
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	238
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	370
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,310
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	769
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	67
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	291
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	137
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	95
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,924
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	383
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	261
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	165
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	964
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	119
[7]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,082
[7]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	203
[7]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	379	379
[7]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	200
[7]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	350	354
[7]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	275	274
[7]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	140	139
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	36	36
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	49
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	265	265
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	50
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	300	306
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	250	258
[7]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	700	703
[7]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	50	50
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.274%	6/15/47	25	24
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	189
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	447
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	273
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	47	47
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	19	19
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	15	15
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	247
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	167
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	32	32
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	785
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	771
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	911
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	778
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	311
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	970
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	382
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	381
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	550
[7]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	215
[7]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	296
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	383
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	284
[7]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	770
[7]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	796
[7]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	530

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	974
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	115
[7]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	185
[7]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	245	235
[7]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	597
[7]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	709
[7]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	255
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	669
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	101
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	317
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	42
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	20
[7]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	614
[7]	Morgan Stanley Capital I Trust Series 2022-L8	3.793%	4/15/55	750	677
[7]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	336
[7]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	208
[7]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	150	158
[7]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	38	38
[7]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	75
[7]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	131	131
[7]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[7]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	200	201
[7]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	50	50
[7]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/27	1,000	1,007
[7]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	1,000	1,004
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	205	202
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	88	87
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	146
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	225	225
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	100
[7]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	525	527
[7]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	50
[7]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	500	508
[7]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	500	512
[7]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	1,000	1,014
[7]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	71	70
[7]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	212
[7]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	110	109
[7]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	137	135
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	91	89
[7]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	41	41
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	126	125
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	198
[7]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	121	120
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	49	49
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	150
[7]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	100
[7]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	94	94
[7]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	100
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	50	50
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	75
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	76
[7]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	36	36
[7]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	121
[7]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	81
[7]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	220	221
[7]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	122
[7]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	306
[7]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	350	354
[7]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	200	205
[7]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	350	362
[7]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	200	202
[7]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[7]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	100	100
[7]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	50
[7]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	500	505
[7]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	800	813
[7]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	380	385
[7]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	300	301
[7]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	922

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	406
[7]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	800	815
[7]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	1,275	1,283
[7]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	34	34
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	152	150
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	37	36
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	122
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	42	42
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	97
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	142	141
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	74
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	195	194
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	74
[7]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	214	214
[7]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	100
[7]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	251
[7]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	100
[7]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	275	277
[7]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	76
[7]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	250	254
[7]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	200	204
[7]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	400	402
[7]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	100	100
[7]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	1,250	1,267
[7]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	575	579
[7]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	400	402
[7]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	205	203
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	769
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	335
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	575
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	143
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	692
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	285
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	411
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	567
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	245
[7]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	377
[7]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	577
[7]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	306
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	463
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	193
[7]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	311
[7]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,155
[7]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	776
[7]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	145
[7]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	461
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	579
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	96
[7]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	938
[7]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	555
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	372
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	116
[7]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	403
[7]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	247
[7]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	624
[7]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	896
[7]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	523
[7]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	875
[7]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	350
[7]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	747
[7]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	151
[7]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	200	204
[7]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	200	201
[7]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	525	530
[7]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	2,000	1,981
[7]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	250	250
[7]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	500	504
[7]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	203
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	68	67
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	98

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	201
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	50
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	200	203
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	150	153
[7]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	275	276
[7]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	115	115
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	141	141
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	116
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	223
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	195
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	222
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	174
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	44	44
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	198
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	504
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	26	26
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	468
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	315
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	144	140
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	318
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	88	87
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	594
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	94
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	205
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	821
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	230
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	691
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	377
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	384
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	577
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	141
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	957
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,148
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,169
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,159
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	191
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	751
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	971
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	457
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,052
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	486
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	937
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	657
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	711
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	181
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	312
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	684
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	410
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	868
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	118
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	147
[7]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	338
[7]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	600	618
[7]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	300	301
[7]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	725	732
[7]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	550	546
[7]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	31	30
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	89
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	4	4
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	72
[7]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	38	38
[7]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	19	19
[7]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	45	44
[7]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	147
[7]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	69	68
[7]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	243
[7]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	137	135
[7]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	49
[7]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	180	179
[7]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	123

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	159	158
[7]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	99
[7]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	396	396
[7]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	100
[7]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	275	275
[7]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	275
[7]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	175	176
[7]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25
[7]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	500	509
[7]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	350	352
[7]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	100	100
[7]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	1,000	1,013
[7]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	250	249
[7]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	175	173
[7]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	225	225
[7]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50
[7]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	353
[7]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	178
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $515,884)					482,747
Corporate Bonds (10.0%)
Communications (0.8%)
	Alphabet Inc.	0.800%	8/15/27	542	496
	Alphabet Inc.	1.100%	8/15/30	2,773	2,306
	Alphabet Inc.	1.900%	8/15/40	1,000	652
	Alphabet Inc.	2.050%	8/15/50	2,500	1,384
	Alphabet Inc.	2.250%	8/15/60	1,100	594
	America Movil SAB de CV	3.625%	4/22/29	700	658
	America Movil SAB de CV	2.875%	5/7/30	700	624
	America Movil SAB de CV	4.700%	7/21/32	1,000	955
	America Movil SAB de CV	6.375%	3/1/35	800	846
	America Movil SAB de CV	6.125%	11/15/37	300	308
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,535
	America Movil SAB de CV	4.375%	7/16/42	950	794
	America Movil SAB de CV	4.375%	4/22/49	1,000	814
	AppLovin Corp.	5.125%	12/1/29	750	748
	AppLovin Corp.	5.375%	12/1/31	700	700
	AppLovin Corp.	5.500%	12/1/34	775	768
	AppLovin Corp.	5.950%	12/1/54	700	690
	AT&T Inc.	3.875%	1/15/26	2,000	1,982
	AT&T Inc.	1.700%	3/25/26	3,000	2,895
	AT&T Inc.	3.800%	2/15/27	1,820	1,785
	AT&T Inc.	1.650%	2/1/28	2,750	2,500
[7]	AT&T Inc.	4.100%	2/15/28	952	931
	AT&T Inc.	4.350%	3/1/29	1,988	1,945
[7]	AT&T Inc.	4.300%	2/15/30	2,249	2,176
	AT&T Inc.	2.250%	2/1/32	2,000	1,652
	AT&T Inc.	2.550%	12/1/33	3,868	3,113
	AT&T Inc.	4.500%	5/15/35	2,230	2,062
	AT&T Inc.	5.250%	3/1/37	1,100	1,074
	AT&T Inc.	4.900%	8/15/37	1,405	1,323
	AT&T Inc.	4.850%	3/1/39	1,000	926
	AT&T Inc.	3.500%	6/1/41	5,400	4,132
	AT&T Inc.	4.300%	12/15/42	1,523	1,265
	AT&T Inc.	4.350%	6/15/45	1,137	932
	AT&T Inc.	4.750%	5/15/46	1,909	1,656
[7]	AT&T Inc.	5.150%	11/15/46	742	681
	AT&T Inc.	5.650%	2/15/47	200	197
	AT&T Inc.	4.500%	3/9/48	1,900	1,564
	AT&T Inc.	4.550%	3/9/49	1,424	1,181
	AT&T Inc.	3.650%	6/1/51	2,885	2,032
	AT&T Inc.	3.500%	9/15/53	9,306	6,261
	AT&T Inc.	3.550%	9/15/55	6,651	4,478
	AT&T Inc.	3.800%	12/1/57	5,253	3,631
	AT&T Inc.	3.650%	9/15/59	5,999	3,971
	AT&T Inc.	3.850%	6/1/60	1,155	799
	Baidu Inc.	1.720%	4/9/26	500	481
	Baidu Inc.	3.625%	7/6/27	325	317
	Baidu Inc.	4.375%	3/29/28	400	393

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baidu Inc.	4.875%	11/14/28	750	747
	Baidu Inc.	3.425%	4/7/30	320	296
	Baidu Inc.	2.375%	8/23/31	925	779
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	2,618	2,543
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	1,585	1,545
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	400	323
[7]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	345
[7]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	253
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	935	877
	Booking Holdings Inc.	3.600%	6/1/26	755	745
	Booking Holdings Inc.	3.550%	3/15/28	650	629
	Booking Holdings Inc.	4.625%	4/13/30	1,500	1,486
	British Telecommunications plc	5.125%	12/4/28	250	250
	British Telecommunications plc	9.625%	12/15/30	2,300	2,785
	Charter Communications Operating LLC	6.150%	11/10/26	1,000	1,019
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,314
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	966
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	881
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,275
	Charter Communications Operating LLC	6.100%	6/1/29	2,100	2,140
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,194
	Charter Communications Operating LLC	2.300%	2/1/32	800	633
	Charter Communications Operating LLC	4.400%	4/1/33	900	803
	Charter Communications Operating LLC	6.650%	2/1/34	750	772
	Charter Communications Operating LLC	6.550%	6/1/34	1,500	1,533
	Charter Communications Operating LLC	6.384%	10/23/35	1,064	1,062
	Charter Communications Operating LLC	3.500%	6/1/41	500	342
	Charter Communications Operating LLC	3.500%	3/1/42	1,550	1,053
	Charter Communications Operating LLC	6.484%	10/23/45	4,760	4,493
	Charter Communications Operating LLC	5.375%	5/1/47	2,850	2,326
	Charter Communications Operating LLC	5.750%	4/1/48	2,000	1,710
	Charter Communications Operating LLC	5.125%	7/1/49	750	589
	Charter Communications Operating LLC	4.800%	3/1/50	3,227	2,422
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,156
	Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,381
	Charter Communications Operating LLC	3.850%	4/1/61	1,700	1,025
	Charter Communications Operating LLC	4.400%	12/1/61	1,300	862
	Charter Communications Operating LLC	3.950%	6/30/62	1,650	1,003
	Charter Communications Operating LLC	5.500%	4/1/63	900	714
	Comcast Corp.	3.150%	3/1/26	2,460	2,422
	Comcast Corp.	2.350%	1/15/27	1,930	1,844
	Comcast Corp.	3.300%	2/1/27	1,375	1,338
	Comcast Corp.	3.300%	4/1/27	1,250	1,214
	Comcast Corp.	3.150%	2/15/28	1,381	1,315
	Comcast Corp.	4.150%	10/15/28	5,341	5,210
	Comcast Corp.	4.550%	1/15/29	816	808
	Comcast Corp.	5.100%	6/1/29	3,000	3,027
	Comcast Corp.	2.650%	2/1/30	1,050	940
	Comcast Corp.	3.400%	4/1/30	1,375	1,274
	Comcast Corp.	4.250%	10/15/30	1,200	1,157
	Comcast Corp.	1.950%	1/15/31	1,300	1,087
	Comcast Corp.	1.500%	2/15/31	400	326
	Comcast Corp.	4.250%	1/15/33	1,275	1,189
	Comcast Corp.	7.050%	3/15/33	1,025	1,141
	Comcast Corp.	4.800%	5/15/33	803	780
	Comcast Corp.	5.300%	6/1/34	525	524
	Comcast Corp.	4.400%	8/15/35	1,000	920
	Comcast Corp.	6.500%	11/15/35	71	77
	Comcast Corp.	3.200%	7/15/36	700	564
	Comcast Corp.	6.450%	3/15/37	1,350	1,446
	Comcast Corp.	3.900%	3/1/38	1,225	1,028
	Comcast Corp.	4.600%	10/15/38	2,300	2,077
	Comcast Corp.	3.250%	11/1/39	200	152
	Comcast Corp.	3.750%	4/1/40	1,350	1,085
	Comcast Corp.	4.650%	7/15/42	565	493
	Comcast Corp.	4.600%	8/15/45	1,291	1,106
	Comcast Corp.	3.400%	7/15/46	4,700	3,300
	Comcast Corp.	4.000%	8/15/47	1,700	1,296
	Comcast Corp.	3.969%	11/1/47	1,871	1,420
	Comcast Corp.	4.000%	3/1/48	1,186	900

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.700%	10/15/48	500	429
	Comcast Corp.	3.999%	11/1/49	1,803	1,361
	Comcast Corp.	3.450%	2/1/50	1,400	957
	Comcast Corp.	2.800%	1/15/51	1,575	935
	Comcast Corp.	2.887%	11/1/51	4,431	2,666
	Comcast Corp.	2.450%	8/15/52	200	108
	Comcast Corp.	4.049%	11/1/52	1,071	803
	Comcast Corp.	5.350%	5/15/53	1,705	1,574
	Comcast Corp.	2.937%	11/1/56	5,288	3,077
	Comcast Corp.	4.950%	10/15/58	1,150	994
	Comcast Corp.	2.650%	8/15/62	1,000	522
	Comcast Corp.	2.987%	11/1/63	2,384	1,342
	Comcast Corp.	5.500%	5/15/64	1,142	1,064
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,009
	Discovery Communications LLC	4.900%	3/11/26	550	549
	Discovery Communications LLC	3.950%	3/20/28	1,609	1,523
	Discovery Communications LLC	4.125%	5/15/29	2,300	2,145
	Discovery Communications LLC	3.625%	5/15/30	930	827
	Discovery Communications LLC	5.000%	9/20/37	530	440
	Discovery Communications LLC	6.350%	6/1/40	1,155	1,067
	Electronic Arts Inc.	4.800%	3/1/26	275	275
	Electronic Arts Inc.	1.850%	2/15/31	152	126
	Electronic Arts Inc.	2.950%	2/15/51	600	375
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,603
	Expedia Group Inc.	4.625%	8/1/27	900	896
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,447
	Expedia Group Inc.	3.250%	2/15/30	1,025	944
	Expedia Group Inc.	2.950%	3/15/31	270	238
	FactSet Research Systems Inc.	3.450%	3/1/32	500	441
	Fox Corp.	4.709%	1/25/29	1,000	988
	Fox Corp.	3.500%	4/8/30	560	520
	Fox Corp.	6.500%	10/13/33	1,040	1,094
	Fox Corp.	5.476%	1/25/39	950	902
	Fox Corp.	5.576%	1/25/49	1,500	1,389
	Grupo Televisa SAB	8.500%	3/11/32	50	55
	Grupo Televisa SAB	6.625%	1/15/40	500	451
	Grupo Televisa SAB	5.000%	5/13/45	1,240	897
	Grupo Televisa SAB	6.125%	1/31/46	350	295
	Grupo Televisa SAB	5.250%	5/24/49	600	445
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	395
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	369
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	799
	Koninklijke KPN NV	8.375%	10/1/30	500	576
	Meta Platforms Inc.	3.500%	8/15/27	1,000	977
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,226
	Meta Platforms Inc.	4.300%	8/15/29	823	812
	Meta Platforms Inc.	4.800%	5/15/30	816	822
	Meta Platforms Inc.	4.550%	8/15/31	809	795
	Meta Platforms Inc.	3.850%	8/15/32	3,525	3,276
	Meta Platforms Inc.	4.950%	5/15/33	500	500
	Meta Platforms Inc.	4.750%	8/15/34	3,543	3,449
	Meta Platforms Inc.	4.450%	8/15/52	2,450	2,059
	Meta Platforms Inc.	5.600%	5/15/53	2,039	2,035
	Meta Platforms Inc.	5.400%	8/15/54	3,251	3,147
	Meta Platforms Inc.	4.650%	8/15/62	1,200	1,016
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,436
	Meta Platforms Inc.	5.550%	8/15/64	2,625	2,561
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,233
	Netflix Inc.	4.375%	11/15/26	1,339	1,335
	Netflix Inc.	4.875%	4/15/28	2,346	2,355
	Netflix Inc.	5.875%	11/15/28	2,826	2,927
	Netflix Inc.	6.375%	5/15/29	322	341
[12]	Netflix Inc.	4.875%	6/15/30	583	580
	Netflix Inc.	4.900%	8/15/34	685	672
	Netflix Inc.	5.400%	8/15/54	220	214
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,134
	Omnicom Group Inc.	2.450%	4/30/30	620	544
	Omnicom Group Inc.	4.200%	6/1/30	400	384
	Omnicom Group Inc.	2.600%	8/1/31	750	640
	Omnicom Group Inc.	5.300%	11/1/34	500	492

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Orange SA	9.000%	3/1/31	1,860	2,217
Orange SA	5.375%	1/13/42	700	670
Orange SA	5.500%	2/6/44	600	581
Paramount Global	2.900%	1/15/27	599	573
Paramount Global	3.375%	2/15/28	1,425	1,341
Paramount Global	3.700%	6/1/28	400	377
Paramount Global	7.875%	7/30/30	400	433
Paramount Global	4.950%	1/15/31	2,000	1,868
Paramount Global	4.200%	5/19/32	1,000	881
Paramount Global	5.500%	5/15/33	1,200	1,127
Paramount Global	6.875%	4/30/36	1,800	1,828
Paramount Global	5.900%	10/15/40	300	264
Paramount Global	4.850%	7/1/42	873	689
Paramount Global	4.375%	3/15/43	2,268	1,651
Paramount Global	5.850%	9/1/43	2,565	2,210
Paramount Global	5.250%	4/1/44	500	390
Paramount Global	4.900%	8/15/44	500	379
Paramount Global	4.600%	1/15/45	1,040	765
Rogers Communications Inc.	5.000%	2/15/29	1,522	1,512
Rogers Communications Inc.	3.800%	3/15/32	1,900	1,708
Rogers Communications Inc.	5.300%	2/15/34	306	298
Rogers Communications Inc.	4.500%	3/15/42	700	590
Rogers Communications Inc.	4.500%	3/15/43	540	448
Rogers Communications Inc.	5.000%	3/15/44	500	443
Rogers Communications Inc.	4.300%	2/15/48	350	273
Rogers Communications Inc.	4.350%	5/1/49	500	391
Rogers Communications Inc.	3.700%	11/15/49	500	349
Rogers Communications Inc.	4.550%	3/15/52	2,900	2,313
Sprint Capital Corp.	6.875%	11/15/28	909	964
Sprint Capital Corp.	8.750%	3/15/32	4,000	4,781
Sprint LLC	7.625%	3/1/26	1,300	1,329
Take-Two Interactive Software Inc.	5.000%	3/28/26	590	592
Take-Two Interactive Software Inc.	3.700%	4/14/27	500	488
Take-Two Interactive Software Inc.	4.950%	3/28/28	580	580
Take-Two Interactive Software Inc.	4.000%	4/14/32	500	462
Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,648
Telefonica Emisiones SA	7.045%	6/20/36	335	368
Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,419
Telefonica Emisiones SA	5.213%	3/8/47	656	582
Telefonica Emisiones SA	4.895%	3/6/48	752	636
Telefonica Emisiones SA	5.520%	3/1/49	1,000	920
Telefonica Europe BV	8.250%	9/15/30	1,580	1,802
TELUS Corp.	2.800%	2/16/27	500	479
TELUS Corp.	3.400%	5/13/32	350	309
TELUS Corp.	4.300%	6/15/49	500	385
Tencent Music Entertainment Group	2.000%	9/3/30	400	336
Thomson Reuters Corp.	3.350%	5/15/26	400	393
Thomson Reuters Corp.	5.500%	8/15/35	350	350
Thomson Reuters Corp.	5.850%	4/15/40	400	405
Time Warner Cable Enterprises LLC	8.375%	7/15/33	550	617
Time Warner Cable LLC	7.300%	7/1/38	785	799
Time Warner Cable LLC	6.750%	6/15/39	1,250	1,225
Time Warner Cable LLC	5.875%	11/15/40	1,010	902
Time Warner Cable LLC	5.500%	9/1/41	975	828
Time Warner Cable LLC	4.500%	9/15/42	1,230	916
T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,254
T-Mobile USA Inc.	2.250%	2/15/26	482	469
T-Mobile USA Inc.	2.625%	4/15/26	502	489
T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,396
T-Mobile USA Inc.	5.375%	4/15/27	335	336
T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,013
T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,837
T-Mobile USA Inc.	4.950%	3/15/28	314	314
T-Mobile USA Inc.	4.800%	7/15/28	1,000	994
T-Mobile USA Inc.	4.850%	1/15/29	1,000	995
T-Mobile USA Inc.	2.625%	2/15/29	670	609
T-Mobile USA Inc.	2.400%	3/15/29	275	248
T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,060
T-Mobile USA Inc.	4.200%	10/1/29	750	726
T-Mobile USA Inc.	3.875%	4/15/30	9,675	9,103

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.550%	2/15/31	2,100	1,805
	T-Mobile USA Inc.	2.875%	2/15/31	893	783
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,690
	T-Mobile USA Inc.	2.250%	11/15/31	900	747
	T-Mobile USA Inc.	2.700%	3/15/32	925	782
	T-Mobile USA Inc.	5.200%	1/15/33	1,160	1,148
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,074
	T-Mobile USA Inc.	5.750%	1/15/34	750	769
	T-Mobile USA Inc.	5.150%	4/15/34	1,500	1,473
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,162
	T-Mobile USA Inc.	3.000%	2/15/41	2,900	2,064
	T-Mobile USA Inc.	4.500%	4/15/50	3,790	3,106
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,042
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,399
	T-Mobile USA Inc.	5.650%	1/15/53	964	931
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	994
	T-Mobile USA Inc.	5.250%	6/15/55	400	363
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,187
	T-Mobile USA Inc.	5.800%	9/15/62	335	323
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	984
[7]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,358
[7]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	56
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	281
[7]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	406
[7]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	313
[7]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	268
	Uber Technologies Inc.	4.300%	1/15/30	1,250	1,210
	Uber Technologies Inc.	4.800%	9/15/34	1,075	1,026
	Uber Technologies Inc.	5.350%	9/15/54	850	784
	VeriSign Inc.	2.700%	6/15/31	700	601
	Verizon Communications Inc.	4.125%	3/16/27	2,050	2,026
	Verizon Communications Inc.	3.000%	3/22/27	900	869
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,482
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,540
	Verizon Communications Inc.	4.016%	12/3/29	3,614	3,468
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,180
	Verizon Communications Inc.	1.500%	9/18/30	500	415
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,473
	Verizon Communications Inc.	1.750%	1/20/31	400	330
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,101
	Verizon Communications Inc.	2.355%	3/15/32	2,950	2,444
	Verizon Communications Inc.	5.050%	5/9/33	816	806
	Verizon Communications Inc.	4.500%	8/10/33	1,775	1,673
	Verizon Communications Inc.	4.400%	11/1/34	2,600	2,406
[12]	Verizon Communications Inc.	4.780%	2/15/35	1,800	1,715
	Verizon Communications Inc.	4.272%	1/15/36	1,254	1,127
	Verizon Communications Inc.	5.250%	3/16/37	862	842
	Verizon Communications Inc.	4.812%	3/15/39	1,425	1,312
	Verizon Communications Inc.	2.650%	11/20/40	5,725	3,910
	Verizon Communications Inc.	3.400%	3/22/41	2,400	1,815
	Verizon Communications Inc.	2.850%	9/3/41	905	626
	Verizon Communications Inc.	4.750%	11/1/41	500	448
	Verizon Communications Inc.	6.550%	9/15/43	500	548
	Verizon Communications Inc.	4.125%	8/15/46	1,380	1,094
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,631
	Verizon Communications Inc.	4.522%	9/15/48	1,000	833
	Verizon Communications Inc.	4.000%	3/22/50	1,200	911
	Verizon Communications Inc.	2.875%	11/20/50	4,017	2,457
	Verizon Communications Inc.	3.550%	3/22/51	4,750	3,347
	Verizon Communications Inc.	3.875%	3/1/52	200	148
	Verizon Communications Inc.	5.500%	2/23/54	900	859
	Verizon Communications Inc.	4.672%	3/15/55	200	168
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,574
	Verizon Communications Inc.	3.000%	11/20/60	1,500	866
	Verizon Communications Inc.	3.700%	3/22/61	3,240	2,194
	Vodafone Group plc	6.150%	2/27/37	426	447
	Vodafone Group plc	5.250%	5/30/48	1,300	1,201
	Vodafone Group plc	4.875%	6/19/49	1,250	1,073
	Vodafone Group plc	4.250%	9/17/50	1,600	1,240
	Vodafone Group plc	5.625%	2/10/53	1,299	1,233

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	5.750%	6/28/54	2,830	2,731
	Vodafone Group plc	5.750%	2/10/63	200	189
	Vodafone Group plc	5.875%	6/28/64	850	821
	Walt Disney Co.	1.750%	1/13/26	1,400	1,362
	Walt Disney Co.	3.375%	11/15/26	281	275
	Walt Disney Co.	3.700%	3/23/27	400	394
	Walt Disney Co.	2.200%	1/13/28	500	467
	Walt Disney Co.	2.000%	9/1/29	2,096	1,863
	Walt Disney Co.	3.800%	3/22/30	1,085	1,038
	Walt Disney Co.	2.650%	1/13/31	3,000	2,651
	Walt Disney Co.	6.550%	3/15/33	392	431
	Walt Disney Co.	6.200%	12/15/34	775	844
	Walt Disney Co.	6.400%	12/15/35	1,728	1,897
	Walt Disney Co.	6.150%	3/1/37	800	849
	Walt Disney Co.	4.625%	3/23/40	475	438
	Walt Disney Co.	3.500%	5/13/40	2,700	2,161
	Walt Disney Co.	5.400%	10/1/43	600	587
	Walt Disney Co.	4.750%	9/15/44	690	618
	Walt Disney Co.	4.950%	10/15/45	100	91
	Walt Disney Co.	2.750%	9/1/49	2,000	1,245
	Walt Disney Co.	4.700%	3/23/50	1,155	1,025
	Walt Disney Co.	3.600%	1/13/51	2,200	1,612
	Walt Disney Co.	3.800%	5/13/60	1,100	797
	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,468
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,209
	Warnermedia Holdings Inc.	4.279%	3/15/32	1,200	1,057
	Warnermedia Holdings Inc.	5.050%	3/15/42	2,380	1,908
	Warnermedia Holdings Inc.	5.141%	3/15/52	7,985	5,938
	Warnermedia Holdings Inc.	5.391%	3/15/62	3,935	2,893
	Weibo Corp.	3.375%	7/8/30	650	582
					452,141
Consumer Discretionary (0.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,252
[12]	Alibaba Group Holding Ltd.	4.875%	5/26/30	850	842
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,224
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	555
[12]	Alibaba Group Holding Ltd.	5.250%	5/26/35	1,000	980
	Alibaba Group Holding Ltd.	4.000%	12/6/37	735	627
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	441
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,195
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	856
[12]	Alibaba Group Holding Ltd.	5.625%	11/26/54	550	534
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	556
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	558
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,392
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,196
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,039
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,499
	Amazon.com Inc.	4.550%	12/1/27	2,000	2,011
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,936
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,678
	Amazon.com Inc.	4.650%	12/1/29	2,000	2,012
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,414
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,618
	Amazon.com Inc.	4.700%	12/1/32	3,000	2,984
	Amazon.com Inc.	4.800%	12/5/34	975	971
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,553
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,578
	Amazon.com Inc.	4.950%	12/5/44	1,025	977
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,793
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,070
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,030
	Amazon.com Inc.	3.950%	4/13/52	400	314
	Amazon.com Inc.	4.250%	8/22/57	785	640
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,027
	Amazon.com Inc.	3.250%	5/12/61	3,000	1,951
	Amazon.com Inc.	4.100%	4/13/62	200	156
[7]	American Honda Finance Corp.	4.950%	1/9/26	600	601
	American Honda Finance Corp.	4.750%	1/12/26	2,300	2,302

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	American Honda Finance Corp.	5.250%	7/7/26	600	605
[7]	American Honda Finance Corp.	2.300%	9/9/26	250	241
[7]	American Honda Finance Corp.	4.400%	10/5/26	1,400	1,395
[7]	American Honda Finance Corp.	2.350%	1/8/27	375	358
	American Honda Finance Corp.	4.900%	3/12/27	1,350	1,354
[7]	American Honda Finance Corp.	4.900%	7/9/27	400	402
[7]	American Honda Finance Corp.	4.450%	10/22/27	700	695
[7]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,188
[7]	American Honda Finance Corp.	5.125%	7/7/28	600	604
	American Honda Finance Corp.	5.650%	11/15/28	600	615
[7]	American Honda Finance Corp.	2.250%	1/12/29	250	225
	American Honda Finance Corp.	4.900%	3/13/29	400	399
[7]	American Honda Finance Corp.	4.400%	9/5/29	750	730
	American Honda Finance Corp.	4.600%	4/17/30	500	491
[7]	American Honda Finance Corp.	5.050%	7/10/31	350	346
[7]	American Honda Finance Corp.	4.850%	10/23/31	750	734
[7]	American Honda Finance Corp.	4.900%	1/10/34	1,600	1,535
[7]	American University	3.672%	4/1/49	400	306
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	150	146
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	500	485
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	700	604
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	625	591
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	225	169
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	1,300	758
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	900	638
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	1,500	1,346
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/54	200	195
	AutoNation Inc.	3.800%	11/15/27	250	242
	AutoNation Inc.	1.950%	8/1/28	1,000	897
	AutoNation Inc.	3.850%	3/1/32	750	672
	AutoZone Inc.	3.125%	4/21/26	300	294
	AutoZone Inc.	5.050%	7/15/26	500	503
	AutoZone Inc.	3.750%	6/1/27	700	684
	AutoZone Inc.	4.500%	2/1/28	420	416
	AutoZone Inc.	6.250%	11/1/28	500	523
	AutoZone Inc.	3.750%	4/18/29	550	524
	AutoZone Inc.	5.100%	7/15/29	400	402
	AutoZone Inc.	4.000%	4/15/30	1,400	1,334
	AutoZone Inc.	1.650%	1/15/31	1,158	952
	AutoZone Inc.	4.750%	8/1/32	500	484
	AutoZone Inc.	4.750%	2/1/33	500	480
	AutoZone Inc.	5.200%	8/1/33	500	493
	AutoZone Inc.	6.550%	11/1/33	300	323
	AutoZone Inc.	5.400%	7/15/34	600	596
	Best Buy Co. Inc.	4.450%	10/1/28	987	970
	BorgWarner Inc.	2.650%	7/1/27	900	856
	BorgWarner Inc.	4.950%	8/15/29	200	199
	BorgWarner Inc.	5.400%	8/15/34	200	197
	BorgWarner Inc.	4.375%	3/15/45	500	407
[7]	Brown University	2.924%	9/1/50	500	330
	Brunswick Corp.	2.400%	8/18/31	500	409
	Brunswick Corp.	4.400%	9/15/32	500	458
	Brunswick Corp.	5.100%	4/1/52	500	388
[7]	California Endowment	2.498%	4/1/51	150	89
	California Institute of Technology	4.700%	11/1/11	325	266
	California Institute of Technology	3.650%	9/1/19	450	286
[7]	Case Western Reserve University	5.405%	6/1/22	200	187
	Choice Hotels International Inc.	3.700%	12/1/29	500	464
	Choice Hotels International Inc.	5.850%	8/1/34	500	501
	Claremont Mckenna College	3.775%	1/1/22	275	178
	Cornell University	4.835%	6/15/34	500	491
	Darden Restaurants Inc.	3.850%	5/1/27	750	733
	Darden Restaurants Inc.	4.350%	10/15/27	550	543
	Darden Restaurants Inc.	4.550%	10/15/29	550	536
	Darden Restaurants Inc.	4.550%	2/15/48	550	442
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	526
	Dick's Sporting Goods Inc.	4.100%	1/15/52	550	401
[7]	Duke University	2.682%	10/1/44	300	211
[7]	Duke University	2.757%	10/1/50	340	217
[7]	Duke University	2.832%	10/1/55	550	341

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	1.400%	5/10/26	675	646
	eBay Inc.	3.600%	6/5/27	500	487
	eBay Inc.	2.700%	3/11/30	865	776
	eBay Inc.	2.600%	5/10/31	675	582
	eBay Inc.	6.300%	11/22/32	500	531
	eBay Inc.	4.000%	7/15/42	600	477
	eBay Inc.	3.650%	5/10/51	925	658
[7]	Emory University	2.143%	9/1/30	600	522
[7]	Emory University	2.969%	9/1/50	150	99
	Ferguson Enterprises Inc.	5.000%	10/3/34	635	607
[7]	Ford Foundation	2.415%	6/1/50	250	146
[7]	Ford Foundation	2.815%	6/1/70	750	421
	Ford Motor Co.	9.625%	4/22/30	2,150	2,483
	Ford Motor Co.	7.450%	7/16/31	757	813
	Ford Motor Co.	3.250%	2/12/32	2,387	1,986
	Ford Motor Co.	6.100%	8/19/32	1,407	1,400
	Ford Motor Co.	4.750%	1/15/43	1,260	991
	Ford Motor Co.	7.400%	11/1/46	125	132
	Ford Motor Co.	5.291%	12/8/46	1,064	910
	Ford Motor Credit Co. LLC	4.542%	8/1/26	239	236
	Ford Motor Credit Co. LLC	2.700%	8/10/26	1,227	1,178
	Ford Motor Credit Co. LLC	5.125%	11/5/26	1,500	1,499
	Ford Motor Credit Co. LLC	4.271%	1/9/27	286	280
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,825	1,844
	Ford Motor Credit Co. LLC	4.950%	5/28/27	477	473
	Ford Motor Credit Co. LLC	4.125%	8/17/27	398	385
	Ford Motor Credit Co. LLC	3.815%	11/2/27	239	229
	Ford Motor Credit Co. LLC	7.350%	11/4/27	477	499
	Ford Motor Credit Co. LLC	2.900%	2/16/28	739	682
	Ford Motor Credit Co. LLC	6.800%	5/12/28	477	493
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,250	1,295
	Ford Motor Credit Co. LLC	2.900%	2/10/29	486	435
	Ford Motor Credit Co. LLC	5.800%	3/8/29	1,500	1,500
	Ford Motor Credit Co. LLC	5.113%	5/3/29	723	704
	Ford Motor Credit Co. LLC	5.303%	9/6/29	1,500	1,470
	Ford Motor Credit Co. LLC	7.350%	3/6/30	784	830
	Ford Motor Credit Co. LLC	7.200%	6/10/30	200	210
	Ford Motor Credit Co. LLC	4.000%	11/13/30	1,727	1,554
	Ford Motor Credit Co. LLC	6.050%	3/5/31	4,000	3,990
	Ford Motor Credit Co. LLC	3.625%	6/17/31	1,000	864
	Ford Motor Credit Co. LLC	6.054%	11/5/31	6,750	6,696
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,144	1,194
	Ford Motor Credit Co. LLC	6.125%	3/8/34	1,500	1,466
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	370
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	461
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	512
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	392
	General Motors Co.	4.200%	10/1/27	400	392
	General Motors Co.	6.800%	10/1/27	1,050	1,096
	General Motors Co.	5.000%	10/1/28	650	647
	General Motors Co.	5.400%	10/15/29	500	503
	General Motors Co.	5.600%	10/15/32	175	176
	General Motors Co.	5.000%	4/1/35	1,030	963
	General Motors Co.	6.600%	4/1/36	600	629
	General Motors Co.	5.150%	4/1/38	825	759
	General Motors Co.	6.250%	10/2/43	1,235	1,223
	General Motors Co.	5.200%	4/1/45	1,120	969
	General Motors Co.	6.750%	4/1/46	700	731
	General Motors Co.	5.400%	4/1/48	425	373
	General Motors Co.	5.950%	4/1/49	1,483	1,401
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,178
	General Motors Financial Co. Inc.	5.400%	4/6/26	850	855
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	858
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	517
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	899
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	1,001
	General Motors Financial Co. Inc.	5.350%	7/15/27	725	732
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,417
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	290
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	804

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,122
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	331
	General Motors Financial Co. Inc.	5.800%	1/7/29	2,000	2,040
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	786
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,930
	General Motors Financial Co. Inc.	5.550%	7/15/29	2,950	2,982
	General Motors Financial Co. Inc.	4.900%	10/6/29	325	320
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,489
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	419
	General Motors Financial Co. Inc.	5.750%	2/8/31	300	304
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	762
	General Motors Financial Co. Inc.	5.600%	6/18/31	675	677
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	518
	General Motors Financial Co. Inc.	6.100%	1/7/34	800	812
	General Motors Financial Co. Inc.	5.950%	4/4/34	1,750	1,758
	General Motors Financial Co. Inc.	5.450%	9/6/34	475	461
	Genuine Parts Co.	6.500%	11/1/28	248	260
	Genuine Parts Co.	4.950%	8/15/29	700	697
	Genuine Parts Co.	1.875%	11/1/30	600	500
	Genuine Parts Co.	6.875%	11/1/33	400	439
[7]	George Washington University	4.300%	9/15/44	550	472
[7]	George Washington University	4.126%	9/15/48	800	653
[7]	Georgetown University	4.315%	4/1/49	378	313
[7]	Georgetown University	2.943%	4/1/50	405	262
	Georgetown University	5.115%	4/1/53	225	214
[7]	Georgetown University	5.215%	10/1/18	243	214
	GXO Logistics Inc.	6.250%	5/6/29	440	451
	GXO Logistics Inc.	2.650%	7/15/31	500	420
	GXO Logistics Inc.	6.500%	5/6/34	420	430
	Harley-Davidson Inc.	4.625%	7/28/45	500	403
	Hasbro Inc.	3.550%	11/19/26	1,000	977
	Hasbro Inc.	3.900%	11/19/29	725	681
	Hasbro Inc.	6.350%	3/15/40	400	404
	Hasbro Inc.	5.100%	5/15/44	350	303
	Home Depot Inc.	3.000%	4/1/26	1,000	982
	Home Depot Inc.	5.150%	6/25/26	1,500	1,515
	Home Depot Inc.	4.950%	9/30/26	500	504
	Home Depot Inc.	2.500%	4/15/27	3,156	3,020
	Home Depot Inc.	0.900%	3/15/28	850	759
	Home Depot Inc.	3.900%	12/6/28	700	682
	Home Depot Inc.	4.900%	4/15/29	500	504
	Home Depot Inc.	2.950%	6/15/29	2,400	2,231
	Home Depot Inc.	4.750%	6/25/29	900	901
	Home Depot Inc.	2.700%	4/15/30	3,215	2,894
	Home Depot Inc.	1.375%	3/15/31	1,000	809
	Home Depot Inc.	4.850%	6/25/31	650	649
	Home Depot Inc.	1.875%	9/15/31	700	578
	Home Depot Inc.	3.250%	4/15/32	925	825
	Home Depot Inc.	4.500%	9/15/32	875	851
	Home Depot Inc.	4.950%	6/25/34	575	567
	Home Depot Inc.	5.875%	12/16/36	2,995	3,154
	Home Depot Inc.	3.300%	4/15/40	2,415	1,878
	Home Depot Inc.	4.200%	4/1/43	975	822
	Home Depot Inc.	4.875%	2/15/44	1,950	1,781
	Home Depot Inc.	4.400%	3/15/45	500	427
	Home Depot Inc.	4.250%	4/1/46	1,820	1,512
	Home Depot Inc.	3.900%	6/15/47	900	703
	Home Depot Inc.	4.500%	12/6/48	875	746
	Home Depot Inc.	3.125%	12/15/49	1,042	697
	Home Depot Inc.	3.350%	4/15/50	1,250	872
	Home Depot Inc.	2.375%	3/15/51	1,000	563
	Home Depot Inc.	2.750%	9/15/51	2,000	1,217
	Home Depot Inc.	3.625%	4/15/52	1,433	1,037
	Home Depot Inc.	4.950%	9/15/52	750	682
	Home Depot Inc.	5.300%	6/25/54	600	575
	Home Depot Inc.	3.500%	9/15/56	200	139
	Home Depot Inc.	5.400%	6/25/64	444	425
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	741
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,322
	Hyatt Hotels Corp.	4.850%	3/15/26	350	350

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	5.750%	1/30/27	300	305
	Hyatt Hotels Corp.	4.375%	9/15/28	850	826
	Hyatt Hotels Corp.	5.250%	6/30/29	700	701
	Hyatt Hotels Corp.	5.750%	4/23/30	400	409
	Hyatt Hotels Corp.	5.375%	12/15/31	750	746
	Hyatt Hotels Corp.	5.500%	6/30/34	400	396
	JD.com Inc.	3.875%	4/29/26	400	394
	JD.com Inc.	3.375%	1/14/30	300	277
	JD.com Inc.	4.125%	1/14/50	400	313
[7]	Johns Hopkins University	4.705%	7/1/32	375	368
[7]	Johns Hopkins University	4.083%	7/1/53	490	396
	Las Vegas Sands Corp.	3.500%	8/18/26	950	925
	Las Vegas Sands Corp.	5.900%	6/1/27	1,765	1,790
	Las Vegas Sands Corp.	6.000%	8/15/29	200	202
	Las Vegas Sands Corp.	6.200%	8/15/34	550	553
	Lear Corp.	3.800%	9/15/27	204	198
	Lear Corp.	4.250%	5/15/29	400	385
	Lear Corp.	3.500%	5/30/30	350	319
	Lear Corp.	2.600%	1/15/32	500	416
	Lear Corp.	5.250%	5/15/49	250	215
	Lear Corp.	3.550%	1/15/52	500	329
	Leggett & Platt Inc.	3.500%	11/15/27	700	661
	Leggett & Platt Inc.	3.500%	11/15/51	500	303
	Leland Stanford Junior University	1.289%	6/1/27	100	92
	Leland Stanford Junior University	3.647%	5/1/48	1,075	831
	Leland Stanford Junior University	2.413%	6/1/50	355	211
	Lennar Corp.	5.250%	6/1/26	1,500	1,507
	Lennar Corp.	4.750%	11/29/27	700	698
	Lowe's Cos. Inc.	4.800%	4/1/26	650	651
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,658
	Lowe's Cos. Inc.	3.100%	5/3/27	642	621
	Lowe's Cos. Inc.	1.300%	4/15/28	500	447
	Lowe's Cos. Inc.	1.700%	9/15/28	925	827
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,285
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,349
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	835
	Lowe's Cos. Inc.	2.625%	4/1/31	800	695
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,144
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	984
	Lowe's Cos. Inc.	5.150%	7/1/33	650	646
	Lowe's Cos. Inc.	5.000%	4/15/40	525	490
	Lowe's Cos. Inc.	2.800%	9/15/41	925	633
	Lowe's Cos. Inc.	4.250%	9/15/44	63	50
	Lowe's Cos. Inc.	3.700%	4/15/46	1,430	1,055
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,277
	Lowe's Cos. Inc.	4.550%	4/5/49	500	412
	Lowe's Cos. Inc.	5.125%	4/15/50	500	447
	Lowe's Cos. Inc.	3.000%	10/15/50	400	249
	Lowe's Cos. Inc.	3.500%	4/1/51	750	511
	Lowe's Cos. Inc.	4.250%	4/1/52	1,650	1,285
	Lowe's Cos. Inc.	5.750%	7/1/53	900	880
	Lowe's Cos. Inc.	4.450%	4/1/62	570	440
	Lowe's Cos. Inc.	5.800%	9/15/62	668	646
	Lowe's Cos. Inc.	5.850%	4/1/63	450	439
	Magna International Inc.	5.050%	3/14/29	1,000	1,004
	Magna International Inc.	2.450%	6/15/30	500	439
[7]	Marriott International Inc.	3.125%	6/15/26	1,809	1,768
[7]	Marriott International Inc.	4.650%	12/1/28	2,000	1,985
	Marriott International Inc.	4.875%	5/15/29	500	498
	Marriott International Inc.	4.800%	3/15/30	500	496
[7]	Marriott International Inc.	4.625%	6/15/30	1,300	1,276
[7]	Marriott International Inc.	2.850%	4/15/31	1,200	1,048
[7]	Marriott International Inc.	3.500%	10/15/32	850	750
[7]	Marriott International Inc.	2.750%	10/15/33	250	205
	Marriott International Inc.	5.300%	5/15/34	750	744
	Marriott International Inc.	5.350%	3/15/35	850	838
	Masco Corp.	3.500%	11/15/27	100	96
	Masco Corp.	1.500%	2/15/28	500	450
	Masco Corp.	2.000%	10/1/30	500	420
	Masco Corp.	2.000%	2/15/31	500	418

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	4.500%	5/15/47	475	389
[7]	Massachusetts Institute of Technology	2.989%	7/1/50	370	249
	Massachusetts Institute of Technology	3.067%	4/1/52	500	339
	Massachusetts Institute of Technology	5.600%	7/1/11	860	864
	Massachusetts Institute of Technology	4.678%	7/1/14	700	591
	Massachusetts Institute of Technology	3.885%	7/1/16	200	140
[7]	McDonald's Corp.	3.700%	1/30/26	1,125	1,116
[7]	McDonald's Corp.	3.500%	3/1/27	200	195
[7]	McDonald's Corp.	3.500%	7/1/27	2,750	2,679
[7]	McDonald's Corp.	3.800%	4/1/28	500	487
	McDonald's Corp.	4.800%	8/14/28	600	601
[7]	McDonald's Corp.	5.000%	5/17/29	500	503
[7]	McDonald's Corp.	2.625%	9/1/29	1,350	1,229
[7]	McDonald's Corp.	2.125%	3/1/30	600	524
[7]	McDonald's Corp.	3.600%	7/1/30	2,675	2,507
	McDonald's Corp.	4.950%	8/14/33	250	248
[7]	McDonald's Corp.	4.700%	12/9/35	675	644
[7]	McDonald's Corp.	6.300%	3/1/38	100	107
[7]	McDonald's Corp.	5.700%	2/1/39	375	381
[7]	McDonald's Corp.	3.700%	2/15/42	725	567
[7]	McDonald's Corp.	3.625%	5/1/43	400	306
[7]	McDonald's Corp.	4.600%	5/26/45	925	801
[7]	McDonald's Corp.	4.875%	12/9/45	1,225	1,097
[7]	McDonald's Corp.	4.450%	3/1/47	750	630
[7]	McDonald's Corp.	4.450%	9/1/48	900	750
[7]	McDonald's Corp.	3.625%	9/1/49	1,500	1,079
[7]	McDonald's Corp.	4.200%	4/1/50	1,000	791
[7]	McDonald's Corp.	5.150%	9/9/52	500	457
	MDC Holdings Inc.	3.850%	1/15/30	1,000	938
	MDC Holdings Inc.	2.500%	1/15/31	300	260
	MDC Holdings Inc.	6.000%	1/15/43	400	399
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	707
	Mohawk Industries Inc.	5.850%	9/18/28	500	514
	Mohawk Industries Inc.	3.625%	5/15/30	375	346
	NIKE Inc.	2.375%	11/1/26	1,000	964
	NIKE Inc.	2.750%	3/27/27	650	626
	NIKE Inc.	2.850%	3/27/30	1,575	1,434
	NIKE Inc.	3.250%	3/27/40	1,550	1,195
	NIKE Inc.	3.625%	5/1/43	525	410
	NIKE Inc.	3.875%	11/1/45	450	355
	NIKE Inc.	3.375%	3/27/50	825	581
[7]	Northwestern University	4.643%	12/1/44	350	320
[7]	Northwestern University	2.640%	12/1/50	245	154
[7]	Northwestern University	3.662%	12/1/57	200	147
	NVR Inc.	3.000%	5/15/30	1,250	1,127
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	493
	O'Reilly Automotive Inc.	5.750%	11/20/26	600	610
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,261
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	337
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	410
	O'Reilly Automotive Inc.	5.000%	8/19/34	1,550	1,503
	Owens Corning	3.400%	8/15/26	500	489
	Owens Corning	5.500%	6/15/27	500	509
	Owens Corning	3.950%	8/15/29	375	358
	Owens Corning	3.875%	6/1/30	100	94
	Owens Corning	5.700%	6/15/34	675	686
	Owens Corning	7.000%	12/1/36	18	20
	Owens Corning	4.300%	7/15/47	1,150	914
	Owens Corning	4.400%	1/30/48	525	421
	Owens Corning	5.950%	6/15/54	600	594
[7]	President & Fellows of Harvard College	4.609%	2/15/35	500	485
	President & Fellows of Harvard College	4.875%	10/15/40	250	239
	President & Fellows of Harvard College	3.150%	7/15/46	400	288
	President & Fellows of Harvard College	2.517%	10/15/50	725	439
	President & Fellows of Harvard College	3.745%	11/15/52	500	385
	PulteGroup Inc.	5.000%	1/15/27	414	414
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,054
	Ralph Lauren Corp.	2.950%	6/15/30	700	634
[7]	Rockefeller Foundation	2.492%	10/1/50	1,000	606
	Ross Stores Inc.	1.875%	4/15/31	400	330

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sands China Ltd.	3.800%	1/8/26	1,150	1,129
	Sands China Ltd.	2.300%	3/8/27	575	535
	Sands China Ltd.	5.400%	8/8/28	1,550	1,532
	Sands China Ltd.	2.850%	3/8/29	525	468
	Sands China Ltd.	4.375%	6/18/30	575	536
	Sands China Ltd.	3.250%	8/8/31	475	406
	Snap-on Inc.	3.250%	3/1/27	225	218
	Snap-on Inc.	4.100%	3/1/48	275	220
	Snap-on Inc.	3.100%	5/1/50	400	264
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	369
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	366
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,300
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	282
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	340
	Stanley Black & Decker Inc.	2.750%	11/15/50	650	373
	Starbucks Corp.	2.450%	6/15/26	665	645
	Starbucks Corp.	4.850%	2/8/27	850	853
	Starbucks Corp.	3.500%	3/1/28	500	482
	Starbucks Corp.	4.000%	11/15/28	250	242
	Starbucks Corp.	3.550%	8/15/29	400	379
	Starbucks Corp.	2.250%	3/12/30	600	526
	Starbucks Corp.	2.550%	11/15/30	2,000	1,751
	Starbucks Corp.	4.900%	2/15/31	500	499
	Starbucks Corp.	3.000%	2/14/32	1,000	874
	Starbucks Corp.	5.000%	2/15/34	750	734
	Starbucks Corp.	4.300%	6/15/45	200	162
	Starbucks Corp.	4.500%	11/15/48	1,685	1,393
	Starbucks Corp.	3.350%	3/12/50	398	265
	Starbucks Corp.	3.500%	11/15/50	750	518
[7]	Tapestry Inc.	4.125%	7/15/27	109	107
	Tapestry Inc.	5.100%	3/11/30	200	198
	Tapestry Inc.	3.050%	3/15/32	500	426
	Tapestry Inc.	5.500%	3/11/35	1,250	1,215
	Thomas Jefferson University	3.847%	11/1/57	326	241
	TJX Cos. Inc.	2.250%	9/15/26	750	723
	TJX Cos. Inc.	1.150%	5/15/28	500	446
	TJX Cos. Inc.	4.500%	4/15/50	750	648
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	733
	Toyota Motor Corp.	1.339%	3/25/26	1,000	962
	Toyota Motor Corp.	5.275%	7/13/26	500	506
	Toyota Motor Corp.	5.118%	7/13/28	1,500	1,517
	Toyota Motor Corp.	2.760%	7/2/29	400	368
	Toyota Motor Corp.	5.123%	7/13/33	500	505
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	498
[7]	Toyota Motor Credit Corp.	4.800%	1/5/26	650	652
	Toyota Motor Credit Corp.	5.200%	5/15/26	750	757
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	718
[7]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,429
	Toyota Motor Credit Corp.	4.550%	8/7/26	300	300
[7]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	504
	Toyota Motor Credit Corp.	5.400%	11/20/26	700	711
[7]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	828
[7]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	284
[7]	Toyota Motor Credit Corp.	5.000%	3/19/27	500	504
[7]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	968
[7]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,237
[7]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	874
[7]	Toyota Motor Credit Corp.	4.350%	10/8/27	750	745
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	716
[7]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	811
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	649
[7]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	595
[7]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	609
[7]	Toyota Motor Credit Corp.	4.650%	1/5/29	650	646
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,388
	Toyota Motor Credit Corp.	5.050%	5/16/29	500	504
[7]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	738
	Toyota Motor Credit Corp.	4.550%	8/9/29	300	296
[7]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	548
[7]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,297

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Toyota Motor Credit Corp.	4.550%	5/17/30	904	890
	Toyota Motor Credit Corp.	5.550%	11/20/30	700	721
	Toyota Motor Credit Corp.	5.100%	3/21/31	500	502
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	821
[7]	Toyota Motor Credit Corp.	4.600%	10/10/31	725	705
[7]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	134
[7]	Toyota Motor Credit Corp.	4.800%	1/5/34	650	631
	Tractor Supply Co.	1.750%	11/1/30	400	334
	Tractor Supply Co.	5.250%	5/15/33	500	499
[7]	Trustees of Boston College	3.129%	7/1/52	300	205
[7]	Trustees of Boston University	4.061%	10/1/48	220	182
[7]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	500	472
	Trustees of Princeton University	5.700%	3/1/39	620	646
[7]	Trustees of Princeton University	2.516%	7/1/50	565	350
	Trustees of Princeton University	4.201%	3/1/52	300	253
[7]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	192
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	375
[7]	University of Chicago	2.547%	4/1/50	800	508
[7]	University of Chicago	4.003%	10/1/53	390	316
[7]	University of Miami	4.063%	4/1/52	500	401
[7]	University of Notre Dame du Lac	3.438%	2/15/45	890	674
[7]	University of Notre Dame du Lac	3.394%	2/15/48	325	240
[7]	University of Southern California	3.028%	10/1/39	525	416
[7]	University of Southern California	3.841%	10/1/47	500	399
[7]	University of Southern California	2.945%	10/1/51	625	408
	University of Southern California	4.976%	10/1/53	200	187
	University of Southern California	5.250%	10/1/11	275	255
[7]	University of Southern California	3.226%	10/1/20	300	172
[7]	Washington University	3.524%	4/15/54	500	362
	Washington University	4.349%	4/15/22	350	269
	Whirlpool Corp.	4.750%	2/26/29	600	591
	Whirlpool Corp.	5.500%	3/1/33	250	244
	Whirlpool Corp.	5.750%	3/1/34	200	196
	Whirlpool Corp.	4.500%	6/1/46	887	684
	Whirlpool Corp.	4.600%	5/15/50	200	151
[7]	William Marsh Rice University	3.574%	5/15/45	715	566
[7]	Yale University	1.482%	4/15/30	325	276
[7]	Yale University	2.402%	4/15/50	500	298
					371,566
Consumer Staples (0.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	457
	Altria Group Inc.	4.400%	2/14/26	1,200	1,195
	Altria Group Inc.	2.625%	9/16/26	350	338
	Altria Group Inc.	4.800%	2/14/29	1,525	1,508
	Altria Group Inc.	3.400%	5/6/30	775	711
	Altria Group Inc.	2.450%	2/4/32	1,000	822
	Altria Group Inc.	5.800%	2/14/39	1,625	1,605
	Altria Group Inc.	3.400%	2/4/41	1,100	793
	Altria Group Inc.	4.250%	8/9/42	710	565
	Altria Group Inc.	4.500%	5/2/43	675	550
	Altria Group Inc.	5.375%	1/31/44	2,075	1,933
	Altria Group Inc.	3.875%	9/16/46	400	288
	Altria Group Inc.	5.950%	2/14/49	1,620	1,585
	Altria Group Inc.	4.450%	5/6/50	1,010	780
	Altria Group Inc.	3.700%	2/4/51	1,000	680
	Altria Group Inc.	6.200%	2/14/59	416	407
	Altria Group Inc.	4.000%	2/4/61	500	348
[7]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	4,820	4,567
[7]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	11,740	10,679
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	803
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,058
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,175	2,135
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,580
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,466
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	750	741
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	922
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,280	2,283
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,538
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	937	791

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,300	2,269
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,700	1,735
Archer-Daniels-Midland Co.	2.500%	8/11/26	899	869
Archer-Daniels-Midland Co.	3.250%	3/27/30	675	623
Archer-Daniels-Midland Co.	2.900%	3/1/32	583	504
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	295
Archer-Daniels-Midland Co.	3.750%	9/15/47	300	223
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	441
Archer-Daniels-Midland Co.	2.700%	9/15/51	500	300
Avery Dennison Corp.	4.875%	12/6/28	300	299
Avery Dennison Corp.	2.650%	4/30/30	750	665
Avery Dennison Corp.	5.750%	3/15/33	500	513
BAT Capital Corp.	4.700%	4/2/27	2,750	2,738
BAT Capital Corp.	3.557%	8/15/27	929	899
BAT Capital Corp.	2.259%	3/25/28	1,425	1,309
BAT Capital Corp.	3.462%	9/6/29	425	396
BAT Capital Corp.	6.343%	8/2/30	650	683
BAT Capital Corp.	5.834%	2/20/31	750	766
BAT Capital Corp.	2.726%	3/25/31	1,750	1,510
BAT Capital Corp.	4.742%	3/16/32	1,000	962
BAT Capital Corp.	7.750%	10/19/32	2,000	2,267
BAT Capital Corp.	6.421%	8/2/33	650	686
BAT Capital Corp.	6.000%	2/20/34	763	783
BAT Capital Corp.	4.390%	8/15/37	1,775	1,531
BAT Capital Corp.	7.079%	8/2/43	350	377
BAT Capital Corp.	4.540%	8/15/47	758	597
BAT Capital Corp.	5.282%	4/2/50	1,725	1,508
BAT Capital Corp.	5.650%	3/16/52	1,000	912
BAT Capital Corp.	7.081%	8/2/53	900	987
BAT International Finance plc	1.668%	3/25/26	750	722
BAT International Finance plc	4.448%	3/16/28	1,000	983
BAT International Finance plc	5.931%	2/2/29	850	875
Brown-Forman Corp.	4.750%	4/15/33	500	487
Brown-Forman Corp.	4.500%	7/15/45	395	344
Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,263
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	487
Bunge Ltd. Finance Corp.	4.100%	1/7/28	301	295
Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	864
Bunge Ltd. Finance Corp.	4.650%	9/17/34	1,200	1,133
Campbell's Co.	4.150%	3/15/28	625	610
Campbell's Co.	5.200%	3/21/29	500	504
Campbell's Co.	2.375%	4/24/30	400	350
Campbell's Co.	5.400%	3/21/34	500	498
Campbell's Co.	4.750%	3/23/35	1,025	966
Campbell's Co.	4.800%	3/15/48	550	474
Campbell's Co.	3.125%	4/24/50	525	338
Campbell's Co.	5.250%	10/13/54	250	226
Church & Dwight Co. Inc.	3.150%	8/1/27	350	338
Church & Dwight Co. Inc.	3.950%	8/1/47	325	250
Church & Dwight Co. Inc.	5.000%	6/15/52	500	451
Clorox Co.	3.100%	10/1/27	650	623
Clorox Co.	3.900%	5/15/28	400	389
Clorox Co.	1.800%	5/15/30	1,100	936
Coca-Cola Co.	3.375%	3/25/27	1,250	1,224
Coca-Cola Co.	2.900%	5/25/27	2,088	2,019
Coca-Cola Co.	1.450%	6/1/27	100	93
Coca-Cola Co.	1.500%	3/5/28	500	455
Coca-Cola Co.	1.000%	3/15/28	2,321	2,082
Coca-Cola Co.	2.125%	9/6/29	2,300	2,060
Coca-Cola Co.	3.450%	3/25/30	900	849
Coca-Cola Co.	1.650%	6/1/30	2,125	1,812
Coca-Cola Co.	1.375%	3/15/31	1,250	1,023
Coca-Cola Co.	2.250%	1/5/32	1,000	850
Coca-Cola Co.	5.000%	5/13/34	250	250
Coca-Cola Co.	4.650%	8/14/34	922	897
Coca-Cola Co.	4.125%	3/25/40	350	301
Coca-Cola Co.	2.500%	6/1/40	1,300	909
Coca-Cola Co.	4.200%	3/25/50	525	434
Coca-Cola Co.	2.600%	6/1/50	1,550	934
Coca-Cola Co.	3.000%	3/5/51	1,000	659

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,301
	Coca-Cola Co.	5.300%	5/13/54	925	893
	Coca-Cola Co.	5.200%	1/14/55	1,125	1,068
	Coca-Cola Co.	2.750%	6/1/60	200	117
	Coca-Cola Co.	5.400%	5/13/64	1,300	1,247
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	575	582
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	253	255
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	538
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	391
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	616
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	967
	Colgate-Palmolive Co.	4.600%	3/1/28	500	503
	Colgate-Palmolive Co.	3.250%	8/15/32	500	448
	Colgate-Palmolive Co.	4.600%	3/1/33	1,250	1,231
[7]	Colgate-Palmolive Co.	4.000%	8/15/45	550	458
	Conagra Brands Inc.	1.375%	11/1/27	2,800	2,543
	Conagra Brands Inc.	7.000%	10/1/28	325	344
	Conagra Brands Inc.	8.250%	9/15/30	250	286
	Conagra Brands Inc.	5.300%	11/1/38	700	658
	Conagra Brands Inc.	5.400%	11/1/48	400	362
	Constellation Brands Inc.	5.000%	2/2/26	225	225
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,869
	Constellation Brands Inc.	3.500%	5/9/27	450	437
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,632
	Constellation Brands Inc.	4.650%	11/15/28	250	247
	Constellation Brands Inc.	4.800%	1/15/29	500	496
	Constellation Brands Inc.	3.150%	8/1/29	625	576
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,139
	Constellation Brands Inc.	2.250%	8/1/31	700	582
	Constellation Brands Inc.	4.500%	5/9/47	408	338
	Constellation Brands Inc.	4.100%	2/15/48	275	214
	Constellation Brands Inc.	5.250%	11/15/48	1,075	982
	Constellation Brands Inc.	3.750%	5/1/50	275	201
	Costco Wholesale Corp.	3.000%	5/18/27	800	777
	Costco Wholesale Corp.	1.375%	6/20/27	3,220	2,992
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	855
	Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,513
	Delhaize America LLC	9.000%	4/15/31	475	559
	Diageo Capital plc	5.300%	10/24/27	1,000	1,017
	Diageo Capital plc	2.375%	10/24/29	800	717
	Diageo Capital plc	2.000%	4/29/30	1,000	863
	Diageo Capital plc	2.125%	4/29/32	675	551
	Diageo Capital plc	5.500%	1/24/33	300	305
	Diageo Capital plc	5.875%	9/30/36	250	263
	Diageo Capital plc	3.875%	4/29/43	1,798	1,436
	Diageo Investment Corp.	7.450%	4/15/35	325	377
	Dollar General Corp.	3.875%	4/15/27	550	538
	Dollar General Corp.	4.625%	11/1/27	500	497
	Dollar General Corp.	4.125%	5/1/28	400	389
	Dollar General Corp.	5.200%	7/5/28	600	602
	Dollar General Corp.	5.000%	11/1/32	700	671
	Dollar General Corp.	5.450%	7/5/33	800	786
	Dollar General Corp.	4.125%	4/3/50	860	632
	Dollar Tree Inc.	3.375%	12/1/51	500	317
	Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,997
	Estee Lauder Cos. Inc.	4.375%	5/15/28	500	494
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	468
	Estee Lauder Cos. Inc.	2.600%	4/15/30	600	532
	Estee Lauder Cos. Inc.	1.950%	3/15/31	500	415
	Estee Lauder Cos. Inc.	4.650%	5/15/33	500	477
	Estee Lauder Cos. Inc.	5.000%	2/14/34	550	540
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	154
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	306
	Estee Lauder Cos. Inc.	4.150%	3/15/47	375	295
	Estee Lauder Cos. Inc.	3.125%	12/1/49	575	368
	Flowers Foods Inc.	3.500%	10/1/26	350	342
	Flowers Foods Inc.	2.400%	3/15/31	1,000	847
	General Mills Inc.	4.700%	1/30/27	500	500
	General Mills Inc.	4.200%	4/17/28	1,175	1,150
	General Mills Inc.	5.500%	10/17/28	900	919

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Mills Inc.	4.875%	1/30/30	625	621
	General Mills Inc.	2.875%	4/15/30	550	495
	General Mills Inc.	2.250%	10/14/31	750	626
	General Mills Inc.	4.950%	3/29/33	850	829
	General Mills Inc.	5.250%	1/30/35	550	541
	General Mills Inc.	5.400%	6/15/40	350	338
	General Mills Inc.	3.000%	2/1/51	598	377
	Haleon US Capital LLC	3.375%	3/24/27	2,500	2,427
	Haleon US Capital LLC	3.375%	3/24/29	850	799
	Haleon US Capital LLC	3.625%	3/24/32	3,000	2,715
	Haleon US Capital LLC	4.000%	3/24/52	425	328
	Hershey Co.	4.250%	5/4/28	500	495
	Hershey Co.	4.500%	5/4/33	500	486
	Hershey Co.	3.125%	11/15/49	275	183
	Hormel Foods Corp.	4.800%	3/30/27	500	502
	Hormel Foods Corp.	1.700%	6/3/28	500	453
	Hormel Foods Corp.	1.800%	6/11/30	775	661
	Hormel Foods Corp.	3.050%	6/3/51	750	486
	Ingredion Inc.	3.200%	10/1/26	400	389
	Ingredion Inc.	2.900%	6/1/30	600	539
	J M Smucker Co.	3.375%	12/15/27	300	291
	J M Smucker Co.	5.900%	11/15/28	301	312
	J M Smucker Co.	2.375%	3/15/30	350	309
	J M Smucker Co.	2.125%	3/15/32	362	294
	J M Smucker Co.	6.200%	11/15/33	1,100	1,161
	J M Smucker Co.	4.250%	3/15/35	400	362
	J M Smucker Co.	6.500%	11/15/43	600	639
	J M Smucker Co.	4.375%	3/15/45	100	82
	J M Smucker Co.	6.500%	11/15/53	800	858
	JBS USA Holding Lux Sarl	2.500%	1/15/27	825	783
	JBS USA Holding Lux Sarl	5.125%	2/1/28	500	497
	JBS USA Holding Lux Sarl	5.750%	4/1/33	727	724
	JBS USA Holding Lux Sarl	6.750%	3/15/34	2,330	2,466
	JBS USA Holding Lux Sarl	4.375%	2/2/52	2,600	1,943
	JBS USA Holding Lux Sarl	6.500%	12/1/52	1,650	1,666
	JBS USA Holding Lux Sarl	7.250%	11/15/53	578	636
	Kellanova	3.250%	4/1/26	950	934
	Kellanova	3.400%	11/15/27	950	916
	Kellanova	4.300%	5/15/28	425	418
	Kellanova	2.100%	6/1/30	500	435
[7]	Kellanova	7.450%	4/1/31	500	557
	Kellanova	5.750%	5/16/54	400	399
	Kenvue Inc.	5.050%	3/22/28	1,800	1,821
	Kenvue Inc.	5.000%	3/22/30	1,650	1,661
	Kenvue Inc.	4.900%	3/22/33	1,500	1,474
	Kenvue Inc.	5.100%	3/22/43	720	688
	Kenvue Inc.	5.050%	3/22/53	850	787
	Kenvue Inc.	5.200%	3/22/63	650	598
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	314
[7]	Keurig Dr Pepper Inc.	5.100%	3/15/27	500	504
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	364
	Keurig Dr Pepper Inc.	5.050%	3/15/29	500	501
	Keurig Dr Pepper Inc.	3.950%	4/15/29	850	815
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	559
[7]	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	423
[7]	Keurig Dr Pepper Inc.	5.200%	3/15/31	425	429
	Keurig Dr Pepper Inc.	4.050%	4/15/32	700	654
	Keurig Dr Pepper Inc.	5.300%	3/15/34	800	799
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	834
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	266
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	422
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	334
	Keurig Dr Pepper Inc.	4.500%	4/15/52	975	802
	Kimberly-Clark Corp.	2.750%	2/15/26	350	343
	Kimberly-Clark Corp.	1.050%	9/15/27	600	548
	Kimberly-Clark Corp.	3.950%	11/1/28	100	98
	Kimberly-Clark Corp.	3.200%	4/25/29	575	542
	Kimberly-Clark Corp.	3.100%	3/26/30	560	518
	Kimberly-Clark Corp.	2.000%	11/2/31	500	421
	Kimberly-Clark Corp.	6.625%	8/1/37	200	225

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimberly-Clark Corp.	5.300%	3/1/41	700	684
	Kimberly-Clark Corp.	3.200%	7/30/46	325	228
	Kimberly-Clark Corp.	3.900%	5/4/47	550	430
	Kimberly-Clark Corp.	2.875%	2/7/50	415	268
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	150
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,805
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,176
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	708
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	955
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	441
	Kraft Heinz Foods Co.	5.000%	6/4/42	750	674
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,700	1,538
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,425	1,958
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,200	1,027
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	937
	Kroger Co.	3.500%	2/1/26	500	494
	Kroger Co.	2.650%	10/15/26	500	482
	Kroger Co.	4.500%	1/15/29	500	493
[7]	Kroger Co.	7.700%	6/1/29	200	220
	Kroger Co.	8.000%	9/15/29	750	839
	Kroger Co.	2.200%	5/1/30	1,250	1,084
	Kroger Co.	1.700%	1/15/31	700	577
	Kroger Co.	5.000%	9/15/34	1,850	1,792
	Kroger Co.	6.900%	4/15/38	300	330
	Kroger Co.	5.400%	7/15/40	250	240
	Kroger Co.	5.000%	4/15/42	650	588
	Kroger Co.	5.150%	8/1/43	350	320
	Kroger Co.	4.450%	2/1/47	679	558
	Kroger Co.	4.650%	1/15/48	925	775
	Kroger Co.	3.950%	1/15/50	625	468
	Kroger Co.	5.500%	9/15/54	2,072	1,947
	Kroger Co.	5.650%	9/15/64	1,251	1,176
	McCormick & Co. Inc.	3.400%	8/15/27	700	678
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,032
	McCormick & Co. Inc.	1.850%	2/15/31	500	414
	McCormick & Co. Inc.	4.700%	10/15/34	300	282
	McCormick & Co. Inc.	4.200%	8/15/47	75	61
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	657
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	651
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,609
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,052
	Molson Coors Beverage Co.	4.200%	7/15/46	1,735	1,385
	Mondelez International Inc.	2.625%	3/17/27	700	670
	Mondelez International Inc.	4.125%	5/7/28	700	686
	Mondelez International Inc.	4.750%	2/20/29	475	473
	Mondelez International Inc.	2.750%	4/13/30	896	802
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,018
	Mondelez International Inc.	3.000%	3/17/32	250	217
	Mondelez International Inc.	1.875%	10/15/32	500	401
	Mondelez International Inc.	4.750%	8/28/34	775	741
	Mondelez International Inc.	2.625%	9/4/50	1,000	584
	PepsiCo Inc.	2.850%	2/24/26	575	565
	PepsiCo Inc.	5.125%	11/10/26	500	506
	PepsiCo Inc.	2.625%	3/19/27	375	361
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,179
	PepsiCo Inc.	4.450%	5/15/28	2,625	2,622
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,112
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,470
	PepsiCo Inc.	1.400%	2/25/31	750	612
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,065
	PepsiCo Inc.	2.625%	10/21/41	1,000	691
	PepsiCo Inc.	4.000%	3/5/42	541	449
	PepsiCo Inc.	3.600%	8/13/42	725	567
	PepsiCo Inc.	4.250%	10/22/44	475	402
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,425
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,231
	PepsiCo Inc.	3.375%	7/29/49	850	608
	PepsiCo Inc.	2.875%	10/15/49	875	568
	PepsiCo Inc.	3.625%	3/19/50	785	583
	PepsiCo Inc.	2.750%	10/21/51	500	310

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.875%	3/19/60	300	225
	Philip Morris International Inc.	4.875%	2/13/26	500	501
	Philip Morris International Inc.	2.750%	2/25/26	505	494
	Philip Morris International Inc.	0.875%	5/1/26	500	476
	Philip Morris International Inc.	4.750%	2/12/27	700	702
	Philip Morris International Inc.	3.125%	8/17/27	1,175	1,133
	Philip Morris International Inc.	4.375%	11/1/27	325	322
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,391
	Philip Morris International Inc.	4.875%	2/15/28	1,000	1,002
	Philip Morris International Inc.	3.125%	3/2/28	400	380
	Philip Morris International Inc.	4.875%	2/13/29	850	849
	Philip Morris International Inc.	3.375%	8/15/29	600	563
	Philip Morris International Inc.	4.625%	11/1/29	625	616
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,159
	Philip Morris International Inc.	5.125%	2/15/30	1,500	1,508
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,361
	Philip Morris International Inc.	5.500%	9/7/30	173	177
	Philip Morris International Inc.	1.750%	11/1/30	800	668
	Philip Morris International Inc.	5.125%	2/13/31	1,750	1,751
	Philip Morris International Inc.	4.750%	11/1/31	625	611
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,014
	Philip Morris International Inc.	5.375%	2/15/33	1,900	1,903
	Philip Morris International Inc.	5.625%	9/7/33	235	239
	Philip Morris International Inc.	5.250%	2/13/34	1,500	1,483
	Philip Morris International Inc.	4.900%	11/1/34	200	192
	Philip Morris International Inc.	6.375%	5/16/38	575	618
	Philip Morris International Inc.	4.375%	11/15/41	1,175	997
	Philip Morris International Inc.	4.500%	3/20/42	550	474
	Philip Morris International Inc.	3.875%	8/21/42	75	59
	Philip Morris International Inc.	4.125%	3/4/43	3,075	2,491
	Philip Morris International Inc.	4.875%	11/15/43	530	474
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,631
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	862
	Pilgrim's Pride Corp.	6.250%	7/1/33	1,400	1,428
	Procter & Gamble Co.	2.450%	11/3/26	800	774
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,868
	Procter & Gamble Co.	3.950%	1/26/28	2,200	2,172
	Procter & Gamble Co.	4.350%	1/29/29	500	497
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,895
	Procter & Gamble Co.	1.200%	10/29/30	625	516
	Procter & Gamble Co.	4.550%	1/29/34	2,500	2,431
	Procter & Gamble Co.	5.550%	3/5/37	625	654
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,071
	Procter & Gamble Co.	3.600%	3/25/50	300	230
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,076
	Reynolds American Inc.	7.250%	6/15/37	325	356
[7]	Reynolds American Inc.	8.125%	5/1/40	400	463
[7]	Reynolds American Inc.	7.000%	8/4/41	150	157
	Reynolds American Inc.	6.150%	9/15/43	400	396
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,888
	Sysco Corp.	3.300%	7/15/26	975	955
	Sysco Corp.	3.250%	7/15/27	925	892
	Sysco Corp.	5.750%	1/17/29	500	515
	Sysco Corp.	5.950%	4/1/30	564	587
	Sysco Corp.	2.450%	12/14/31	500	420
	Sysco Corp.	6.000%	1/17/34	1,150	1,205
	Sysco Corp.	6.600%	4/1/40	735	792
	Sysco Corp.	4.850%	10/1/45	125	109
	Sysco Corp.	4.500%	4/1/46	408	338
	Sysco Corp.	4.450%	3/15/48	408	333
	Sysco Corp.	3.300%	2/15/50	425	287
	Sysco Corp.	6.600%	4/1/50	950	1,042
	Sysco Corp.	3.150%	12/14/51	600	387
	Target Corp.	2.500%	4/15/26	1,075	1,049
	Target Corp.	1.950%	1/15/27	600	571
	Target Corp.	3.375%	4/15/29	850	807
	Target Corp.	2.650%	9/15/30	1,750	1,559
	Target Corp.	4.500%	9/15/32	500	483
	Target Corp.	4.400%	1/15/33	1,500	1,435
	Target Corp.	4.500%	9/15/34	650	617

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	6.500%	10/15/37	450	493
	Target Corp.	7.000%	1/15/38	300	343
	Target Corp.	4.000%	7/1/42	500	417
	Target Corp.	3.625%	4/15/46	1,000	748
	Target Corp.	2.950%	1/15/52	700	446
	Target Corp.	4.800%	1/15/53	350	312
	Tyson Foods Inc.	4.000%	3/1/26	580	576
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,092
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,112
	Tyson Foods Inc.	5.700%	3/15/34	1,150	1,163
	Tyson Foods Inc.	5.150%	8/15/44	550	501
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,511
	Unilever Capital Corp.	2.000%	7/28/26	550	530
	Unilever Capital Corp.	2.900%	5/5/27	200	193
	Unilever Capital Corp.	4.250%	8/12/27	450	447
	Unilever Capital Corp.	4.875%	9/8/28	500	504
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,402
	Unilever Capital Corp.	1.375%	9/14/30	500	415
	Unilever Capital Corp.	1.750%	8/12/31	500	414
	Unilever Capital Corp.	5.900%	11/15/32	800	849
	Unilever Capital Corp.	5.000%	12/8/33	500	499
	Unilever Capital Corp.	4.625%	8/12/34	850	818
[7]	Unilever Capital Corp.	2.625%	8/12/51	500	303
	Walmart Inc.	4.000%	4/15/26	240	239
	Walmart Inc.	1.050%	9/17/26	463	438
	Walmart Inc.	5.875%	4/5/27	4,550	4,703
	Walmart Inc.	3.900%	4/15/28	600	589
	Walmart Inc.	3.700%	6/26/28	1,000	978
	Walmart Inc.	1.500%	9/22/28	1,175	1,055
	Walmart Inc.	3.250%	7/8/29	1,633	1,549
	Walmart Inc.	2.375%	9/24/29	675	615
	Walmart Inc.	4.000%	4/15/30	250	244
	Walmart Inc.	1.800%	9/22/31	462	386
	Walmart Inc.	4.150%	9/9/32	1,000	963
	Walmart Inc.	4.100%	4/15/33	1,000	952
	Walmart Inc.	5.250%	9/1/35	1,620	1,667
	Walmart Inc.	6.200%	4/15/38	570	629
	Walmart Inc.	3.950%	6/28/38	2,175	1,945
	Walmart Inc.	5.625%	4/1/40	312	325
	Walmart Inc.	5.000%	10/25/40	235	229
	Walmart Inc.	4.000%	4/11/43	1,920	1,626
	Walmart Inc.	3.625%	12/15/47	1,300	991
	Walmart Inc.	4.050%	6/29/48	1,256	1,028
	Walmart Inc.	2.950%	9/24/49	720	481
	Walmart Inc.	2.650%	9/22/51	900	554
	Walmart Inc.	4.500%	9/9/52	800	696
	Walmart Inc.	4.500%	4/15/53	500	435
					367,042
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	193	186
	Apache Corp.	4.250%	1/15/30	816	766
	Apache Corp.	6.000%	1/15/37	80	79
	Apache Corp.	5.100%	9/1/40	1,076	934
	Apache Corp.	5.250%	2/1/42	313	270
	Apache Corp.	4.750%	4/15/43	546	434
	Apache Corp.	5.350%	7/1/49	313	260
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	476
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	1,013
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	415
	Boardwalk Pipelines LP	5.950%	6/1/26	425	430
	Boardwalk Pipelines LP	4.800%	5/3/29	100	99
	Boardwalk Pipelines LP	3.600%	9/1/32	500	437
	Boardwalk Pipelines LP	5.625%	8/1/34	945	941
	BP Capital Markets America Inc.	3.410%	2/11/26	800	790
[7]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,750
[7]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,745
	BP Capital Markets America Inc.	5.017%	11/17/27	1,125	1,137
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,745
	BP Capital Markets America Inc.	4.234%	11/6/28	1,670	1,635

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	4.970%	10/17/29	625	628
	BP Capital Markets America Inc.	4.868%	11/25/29	1,000	1,000
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,447
	BP Capital Markets America Inc.	1.749%	8/10/30	900	762
	BP Capital Markets America Inc.	2.721%	1/12/32	900	770
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,833
	BP Capital Markets America Inc.	4.893%	9/11/33	1,198	1,159
	BP Capital Markets America Inc.	4.989%	4/10/34	870	846
	BP Capital Markets America Inc.	5.227%	11/17/34	1,625	1,599
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	721
	BP Capital Markets America Inc.	3.000%	2/24/50	1,680	1,067
	BP Capital Markets America Inc.	2.772%	11/10/50	1,200	719
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,175
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	748
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,204
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,063
	BP Capital Markets plc	3.723%	11/28/28	685	659
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,957
[12]	Canadian Natural Resources Ltd.	5.000%	12/15/29	175	173
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	444
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	519
	Canadian Natural Resources Ltd.	6.450%	6/30/33	300	315
[12]	Canadian Natural Resources Ltd.	5.400%	12/15/34	200	195
	Canadian Natural Resources Ltd.	5.850%	2/1/35	400	401
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	363
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,020
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	344
[7]	Canadian Natural Resources Ltd.	4.950%	6/1/47	395	339
	Cenovus Energy Inc.	4.250%	4/15/27	350	345
	Cenovus Energy Inc.	2.650%	1/15/32	450	374
	Cenovus Energy Inc.	5.250%	6/15/37	282	264
	Cenovus Energy Inc.	6.750%	11/15/39	195	209
	Cenovus Energy Inc.	5.400%	6/15/47	827	735
	Cenovus Energy Inc.	3.750%	2/15/52	700	483
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,055
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	3,740	3,510
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	478
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,170
	Cheniere Energy Inc.	5.650%	4/15/34	1,265	1,267
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,258
	Cheniere Energy Partners LP	4.000%	3/1/31	2,754	2,548
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,301
	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,124
[12]	Cheniere Energy Partners LP	5.750%	8/15/34	750	753
	Chevron Corp.	2.954%	5/16/26	2,100	2,059
	Chevron Corp.	1.995%	5/11/27	500	473
	Chevron Corp.	2.236%	5/11/30	2,200	1,937
	Chevron Corp.	3.078%	5/11/50	900	595
	Chevron USA Inc.	1.018%	8/12/27	500	458
	Chevron USA Inc.	3.850%	1/15/28	2,250	2,219
	Chevron USA Inc.	5.250%	11/15/43	450	437
	Chevron USA Inc.	2.343%	8/12/50	500	281
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	855
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	437
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	191
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,112
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	535
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,211
	Columbia Pipeline Group Inc.	5.800%	6/1/45	422	406
	ConocoPhillips	5.900%	10/15/32	400	422
	ConocoPhillips	5.900%	5/15/38	1,255	1,297
	ConocoPhillips	6.500%	2/1/39	1,175	1,282
	ConocoPhillips	4.875%	10/1/47	477	417
	ConocoPhillips Co.	4.700%	1/15/30	1,150	1,137
	ConocoPhillips Co.	4.850%	1/15/32	550	539
	ConocoPhillips Co.	5.050%	9/15/33	800	789
	ConocoPhillips Co.	5.000%	1/15/35	3,350	3,253
	ConocoPhillips Co.	3.758%	3/15/42	719	565
	ConocoPhillips Co.	4.300%	11/15/44	750	626
	ConocoPhillips Co.	3.800%	3/15/52	920	672

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips Co.	5.300%	5/15/53	915	845
	ConocoPhillips Co.	5.550%	3/15/54	1,470	1,410
	ConocoPhillips Co.	5.500%	1/15/55	1,100	1,043
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,211
	ConocoPhillips Co.	5.700%	9/15/63	500	478
	ConocoPhillips Co.	5.650%	1/15/65	550	520
	Continental Resources Inc.	4.375%	1/15/28	600	583
	Continental Resources Inc.	4.900%	6/1/44	650	525
	Coterra Energy Inc.	3.900%	5/15/27	700	684
	Coterra Energy Inc.	4.375%	3/15/29	600	581
	Coterra Energy Inc.	5.600%	3/15/34	320	317
	Coterra Energy Inc.	5.400%	2/15/35	200	194
	Coterra Energy Inc.	5.900%	2/15/55	835	787
	DCP Midstream Operating LP	5.625%	7/15/27	195	198
	DCP Midstream Operating LP	5.125%	5/15/29	465	465
	DCP Midstream Operating LP	8.125%	8/16/30	250	283
	DCP Midstream Operating LP	3.250%	2/15/32	263	226
	DCP Midstream Operating LP	5.600%	4/1/44	400	373
	Devon Energy Corp.	5.250%	10/15/27	360	360
	Devon Energy Corp.	5.875%	6/15/28	260	261
	Devon Energy Corp.	4.500%	1/15/30	518	501
	Devon Energy Corp.	7.875%	9/30/31	590	665
	Devon Energy Corp.	7.950%	4/15/32	245	276
	Devon Energy Corp.	5.600%	7/15/41	1,050	970
	Devon Energy Corp.	4.750%	5/15/42	630	523
	Diamondback Energy Inc.	3.250%	12/1/26	700	682
	Diamondback Energy Inc.	5.200%	4/18/27	710	717
	Diamondback Energy Inc.	3.500%	12/1/29	650	605
	Diamondback Energy Inc.	5.150%	1/30/30	710	711
	Diamondback Energy Inc.	3.125%	3/24/31	600	531
	Diamondback Energy Inc.	6.250%	3/15/33	1,255	1,305
	Diamondback Energy Inc.	5.400%	4/18/34	1,085	1,067
	Diamondback Energy Inc.	4.400%	3/24/51	500	388
	Diamondback Energy Inc.	4.250%	3/15/52	700	528
	Diamondback Energy Inc.	6.250%	3/15/53	550	549
	Diamondback Energy Inc.	5.750%	4/18/54	1,255	1,176
	Diamondback Energy Inc.	5.900%	4/18/64	1,535	1,439
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	400	377
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	916
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	284
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	337
[7]	Enbridge Energy Partners LP	7.500%	4/15/38	300	340
	Enbridge Energy Partners LP	5.500%	9/15/40	575	549
	Enbridge Energy Partners LP	7.375%	10/15/45	800	903
	Enbridge Inc.	1.600%	10/4/26	500	473
	Enbridge Inc.	5.900%	11/15/26	604	616
	Enbridge Inc.	4.250%	12/1/26	550	545
	Enbridge Inc.	5.250%	4/5/27	625	632
	Enbridge Inc.	6.000%	11/15/28	605	626
	Enbridge Inc.	5.300%	4/5/29	625	631
	Enbridge Inc.	3.125%	11/15/29	825	755
	Enbridge Inc.	6.200%	11/15/30	605	636
	Enbridge Inc.	5.700%	3/8/33	1,915	1,936
	Enbridge Inc.	2.500%	8/1/33	1,200	963
	Enbridge Inc.	5.625%	4/5/34	750	755
	Enbridge Inc.	4.500%	6/10/44	925	760
	Enbridge Inc.	5.500%	12/1/46	650	616
	Enbridge Inc.	4.000%	11/15/49	325	243
	Enbridge Inc.	3.400%	8/1/51	1,000	669
	Enbridge Inc.	6.700%	11/15/53	1,040	1,128
	Enbridge Inc.	5.950%	4/5/54	675	668
	Enbridge Inc.	7.200%	6/27/54	1,790	1,841
	Enbridge Inc.	7.375%	3/15/55	350	363
	Energy Transfer LP	4.750%	1/15/26	300	300
	Energy Transfer LP	4.400%	3/15/27	800	792
[7]	Energy Transfer LP	5.500%	6/1/27	1,000	1,013
	Energy Transfer LP	5.550%	2/15/28	300	305
	Energy Transfer LP	4.950%	5/15/28	800	799
	Energy Transfer LP	4.950%	6/15/28	1,500	1,497
	Energy Transfer LP	5.250%	4/15/29	1,300	1,305

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.250%	7/1/29	311	312
	Energy Transfer LP	4.150%	9/15/29	550	528
	Energy Transfer LP	3.750%	5/15/30	1,775	1,654
	Energy Transfer LP	6.400%	12/1/30	300	317
	Energy Transfer LP	5.750%	2/15/33	1,150	1,164
	Energy Transfer LP	6.550%	12/1/33	2,130	2,263
	Energy Transfer LP	5.550%	5/15/34	1,500	1,487
	Energy Transfer LP	5.600%	9/1/34	999	994
	Energy Transfer LP	4.900%	3/15/35	250	235
	Energy Transfer LP	6.625%	10/15/36	350	371
[7]	Energy Transfer LP	5.800%	6/15/38	1,080	1,062
	Energy Transfer LP	7.500%	7/1/38	800	904
	Energy Transfer LP	6.050%	6/1/41	875	870
	Energy Transfer LP	6.500%	2/1/42	300	310
	Energy Transfer LP	5.150%	2/1/43	425	374
	Energy Transfer LP	5.300%	4/1/44	950	848
	Energy Transfer LP	5.000%	5/15/44	450	385
	Energy Transfer LP	5.150%	3/15/45	500	437
	Energy Transfer LP	5.350%	5/15/45	725	652
	Energy Transfer LP	6.125%	12/15/45	1,050	1,035
	Energy Transfer LP	5.300%	4/15/47	1,705	1,505
	Energy Transfer LP	5.400%	10/1/47	565	507
	Energy Transfer LP	6.000%	6/15/48	1,350	1,307
	Energy Transfer LP	6.250%	4/15/49	1,200	1,202
	Energy Transfer LP	5.000%	5/15/50	1,900	1,613
	Energy Transfer LP	5.950%	5/15/54	2,245	2,162
	Energy Transfer LP	6.050%	9/1/54	2,192	2,143
	EnLink Midstream LLC	5.375%	6/1/29	415	415
	EnLink Midstream LLC	5.650%	9/1/34	3,715	3,701
	EnLink Midstream Partners LP	4.850%	7/15/26	410	409
	EnLink Midstream Partners LP	5.600%	4/1/44	295	270
	EnLink Midstream Partners LP	5.050%	4/1/45	370	317
	EnLink Midstream Partners LP	5.450%	6/1/47	1,370	1,232
	Enterprise Products Operating LLC	5.050%	1/10/26	300	301
	Enterprise Products Operating LLC	3.700%	2/15/26	400	396
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,442
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,108
	Enterprise Products Operating LLC	5.350%	1/31/33	880	886
[7]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,513
	Enterprise Products Operating LLC	4.850%	1/31/34	550	532
	Enterprise Products Operating LLC	4.950%	2/15/35	650	629
	Enterprise Products Operating LLC	7.550%	4/15/38	300	351
	Enterprise Products Operating LLC	6.450%	9/1/40	520	560
	Enterprise Products Operating LLC	5.950%	2/1/41	220	225
	Enterprise Products Operating LLC	5.700%	2/15/42	345	343
	Enterprise Products Operating LLC	4.850%	8/15/42	850	765
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	852
	Enterprise Products Operating LLC	4.850%	3/15/44	1,110	993
	Enterprise Products Operating LLC	5.100%	2/15/45	982	903
	Enterprise Products Operating LLC	4.900%	5/15/46	500	444
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,240
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	862
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	866
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	717
	Enterprise Products Operating LLC	3.200%	2/15/52	500	325
	Enterprise Products Operating LLC	3.300%	2/15/53	950	624
	Enterprise Products Operating LLC	4.950%	10/15/54	300	262
	Enterprise Products Operating LLC	5.550%	2/16/55	1,250	1,201
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	791
[7]	Enterprise Products Operating LLC	5.250%	8/16/77	400	390
[7]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,170
	EOG Resources Inc.	4.150%	1/15/26	1,850	1,841
	EOG Resources Inc.	3.900%	4/1/35	560	498
	EOG Resources Inc.	4.950%	4/15/50	700	621
	EOG Resources Inc.	5.650%	12/1/54	800	783
	EQT Corp.	3.900%	10/1/27	900	874
	EQT Corp.	5.700%	4/1/28	550	558
	EQT Corp.	7.000%	2/1/30	1,000	1,064
	EQT Corp.	5.750%	2/1/34	250	248
	Expand Energy Corp.	5.375%	2/1/29	3,740	3,682

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Expand Energy Corp.	5.700%	1/15/35	1,000	982
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,329
	Exxon Mobil Corp.	2.275%	8/16/26	400	387
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,077
	Exxon Mobil Corp.	3.482%	3/19/30	3,800	3,577
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,670
	Exxon Mobil Corp.	2.995%	8/16/39	815	615
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,620
	Exxon Mobil Corp.	3.567%	3/6/45	750	563
	Exxon Mobil Corp.	4.114%	3/1/46	1,840	1,489
	Exxon Mobil Corp.	3.095%	8/16/49	719	477
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	1,891
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,825
	Halliburton Co.	4.850%	11/15/35	1,000	950
	Halliburton Co.	6.700%	9/15/38	755	822
	Halliburton Co.	7.450%	9/15/39	500	583
	Halliburton Co.	4.500%	11/15/41	675	579
	Halliburton Co.	4.750%	8/1/43	725	631
	Halliburton Co.	5.000%	11/15/45	3,284	2,938
[12]	Helmerich & Payne Inc.	4.650%	12/1/27	700	691
[12]	Helmerich & Payne Inc.	4.850%	12/1/29	500	484
	Helmerich & Payne Inc.	2.900%	9/29/31	565	470
[12]	Helmerich & Payne Inc.	5.500%	12/1/34	400	380
	Hess Corp.	4.300%	4/1/27	1,000	990
	Hess Corp.	7.300%	8/15/31	560	622
	Hess Corp.	7.125%	3/15/33	415	459
	Hess Corp.	5.600%	2/15/41	1,750	1,724
	Hess Corp.	5.800%	4/1/47	500	500
	HF Sinclair Corp.	5.875%	4/1/26	860	866
	HF Sinclair Corp.	4.500%	10/1/30	400	377
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	195
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	302
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	418
[7]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	363
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,695
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,337
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	572	481
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	436
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	463
	Kinder Morgan Inc.	1.750%	11/15/26	500	474
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,060
	Kinder Morgan Inc.	5.100%	8/1/29	300	300
	Kinder Morgan Inc.	2.000%	2/15/31	500	418
[7]	Kinder Morgan Inc.	7.800%	8/1/31	330	371
[7]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,165
	Kinder Morgan Inc.	4.800%	2/1/33	500	476
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,270
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,293
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,284
	Kinder Morgan Inc.	5.050%	2/15/46	200	174
	Kinder Morgan Inc.	5.200%	3/1/48	630	556
	Kinder Morgan Inc.	3.250%	8/1/50	500	316
	Kinder Morgan Inc.	3.600%	2/15/51	480	324
	Kinder Morgan Inc.	5.450%	8/1/52	530	482
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,042
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,110
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,114
	Marathon Petroleum Corp.	4.750%	9/15/44	200	166
	Marathon Petroleum Corp.	4.500%	4/1/48	650	507
	Marathon Petroleum Corp.	5.000%	9/15/54	325	268
	MPLX LP	1.750%	3/1/26	2,900	2,801
	MPLX LP	4.250%	12/1/27	1,010	995
	MPLX LP	4.000%	3/15/28	950	921
	MPLX LP	2.650%	8/15/30	1,200	1,050
	MPLX LP	4.950%	9/1/32	571	551
	MPLX LP	5.000%	3/1/33	1,000	961
	MPLX LP	5.500%	6/1/34	1,250	1,232
	MPLX LP	4.500%	4/15/38	1,575	1,372
	MPLX LP	5.200%	3/1/47	1,100	975
	MPLX LP	4.700%	4/15/48	800	655

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	5.500%	2/15/49	1,260	1,156
MPLX LP	5.650%	3/1/53	500	466
NOV Inc.	3.600%	12/1/29	500	466
NOV Inc.	3.950%	12/1/42	800	594
Occidental Petroleum Corp.	5.550%	3/15/26	691	694
Occidental Petroleum Corp.	8.500%	7/15/27	397	424
Occidental Petroleum Corp.	6.375%	9/1/28	448	462
Occidental Petroleum Corp.	5.200%	8/1/29	1,005	997
Occidental Petroleum Corp.	8.875%	7/15/30	811	923
Occidental Petroleum Corp.	6.625%	9/1/30	676	708
Occidental Petroleum Corp.	6.125%	1/1/31	926	947
Occidental Petroleum Corp.	7.500%	5/1/31	704	769
Occidental Petroleum Corp.	7.875%	9/15/31	392	433
Occidental Petroleum Corp.	5.375%	1/1/32	840	823
Occidental Petroleum Corp.	5.550%	10/1/34	1,000	970
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,420
Occidental Petroleum Corp.	7.950%	6/15/39	323	368
Occidental Petroleum Corp.	6.200%	3/15/40	788	776
Occidental Petroleum Corp.	6.600%	3/15/46	905	915
Occidental Petroleum Corp.	4.400%	4/15/46	344	255
Occidental Petroleum Corp.	4.200%	3/15/48	244	175
Occidental Petroleum Corp.	6.050%	10/1/54	835	785
ONEOK Inc.	5.000%	3/1/26	450	450
ONEOK Inc.	5.550%	11/1/26	209	212
ONEOK Inc.	4.000%	7/13/27	1,150	1,129
ONEOK Inc.	4.250%	9/24/27	1,300	1,281
ONEOK Inc.	4.550%	7/15/28	800	788
ONEOK Inc.	5.650%	11/1/28	500	510
ONEOK Inc.	3.400%	9/1/29	1,810	1,683
ONEOK Inc.	3.100%	3/15/30	1,000	907
ONEOK Inc.	3.250%	6/1/30	500	454
ONEOK Inc.	6.350%	1/15/31	1,000	1,051
ONEOK Inc.	4.750%	10/15/31	600	580
ONEOK Inc.	6.050%	9/1/33	1,400	1,441
ONEOK Inc.	5.050%	11/1/34	1,692	1,619
ONEOK Inc.	5.150%	10/15/43	350	312
ONEOK Inc.	4.250%	9/15/46	300	230
ONEOK Inc.	4.950%	7/13/47	775	655
ONEOK Inc.	4.200%	10/3/47	725	547
ONEOK Inc.	5.200%	7/15/48	650	574
ONEOK Inc.	4.850%	2/1/49	200	166
ONEOK Inc.	4.450%	9/1/49	485	377
ONEOK Inc.	3.950%	3/1/50	625	451
ONEOK Inc.	4.500%	3/15/50	675	531
ONEOK Inc.	7.150%	1/15/51	330	357
ONEOK Inc.	6.625%	9/1/53	1,500	1,578
ONEOK Inc.	5.700%	11/1/54	1,250	1,176
ONEOK Inc.	5.850%	11/1/64	665	622
ONEOK Partners LP	6.650%	10/1/36	360	382
ONEOK Partners LP	6.850%	10/15/37	300	322
ONEOK Partners LP	6.125%	2/1/41	1,040	1,033
Ovintiv Inc.	5.375%	1/1/26	100	100
Ovintiv Inc.	5.650%	5/15/28	560	567
Ovintiv Inc.	7.375%	11/1/31	450	488
Ovintiv Inc.	6.250%	7/15/33	400	409
Ovintiv Inc.	6.500%	8/15/34	700	726
Ovintiv Inc.	6.625%	8/15/37	830	850
Ovintiv Inc.	7.100%	7/15/53	400	426
Patterson-UTI Energy Inc.	3.950%	2/1/28	400	383
Patterson-UTI Energy Inc.	5.150%	11/15/29	285	278
Patterson-UTI Energy Inc.	7.150%	10/1/33	325	341
Phillips 66	1.300%	2/15/26	500	482
Phillips 66	3.900%	3/15/28	600	582
Phillips 66	2.150%	12/15/30	800	678
Phillips 66	4.650%	11/15/34	500	466
Phillips 66	5.875%	5/1/42	401	398
Phillips 66	4.875%	11/15/44	1,750	1,513
Phillips 66	3.300%	3/15/52	900	578
Phillips 66 Co.	3.550%	10/1/26	425	417
Phillips 66 Co.	4.950%	12/1/27	200	202

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	3.750%	3/1/28	400	387
	Phillips 66 Co.	3.150%	12/15/29	250	229
	Phillips 66 Co.	5.250%	6/15/31	500	501
	Phillips 66 Co.	5.300%	6/30/33	1,150	1,140
	Phillips 66 Co.	4.950%	3/15/35	1,500	1,417
	Phillips 66 Co.	4.680%	2/15/45	370	310
	Phillips 66 Co.	5.650%	6/15/54	800	755
	Phillips 66 Co.	5.500%	3/15/55	500	460
	Pioneer Natural Resources Co.	1.125%	1/15/26	500	483
	Pioneer Natural Resources Co.	1.900%	8/15/30	3,025	2,575
	Pioneer Natural Resources Co.	2.150%	1/15/31	1,375	1,167
	Plains All American Pipeline LP	4.500%	12/15/26	350	348
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,116
	Plains All American Pipeline LP	3.800%	9/15/30	525	487
	Plains All American Pipeline LP	5.700%	9/15/34	425	425
	Plains All American Pipeline LP	6.650%	1/15/37	500	524
	Plains All American Pipeline LP	5.150%	6/1/42	500	443
	Plains All American Pipeline LP	4.300%	1/31/43	240	190
	Plains All American Pipeline LP	4.700%	6/15/44	500	413
	Plains All American Pipeline LP	4.900%	2/15/45	650	551
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,211
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,604
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,870	2,801
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	5,355	5,186
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	509
	Schlumberger Investment SA	4.500%	5/15/28	400	397
	Schlumberger Investment SA	2.650%	6/26/30	1,300	1,159
	Schlumberger Investment SA	4.850%	5/15/33	200	195
	Schlumberger Investment SA	5.000%	6/1/34	250	246
[7]	Shell Finance US Inc.	2.375%	11/7/29	1,861	1,669
[7]	Shell Finance US Inc.	2.750%	4/6/30	1,405	1,266
[7]	Shell Finance US Inc.	4.125%	5/11/35	2,125	1,947
[7]	Shell Finance US Inc.	4.550%	8/12/43	1,100	958
[7]	Shell Finance US Inc.	4.375%	5/11/45	2,900	2,423
[7]	Shell Finance US Inc.	4.000%	5/10/46	2,255	1,766
[7]	Shell Finance US Inc.	3.750%	9/12/46	375	281
[7]	Shell Finance US Inc.	3.250%	4/6/50	1,735	1,167
	Shell International Finance BV	2.875%	5/10/26	1,300	1,272
	Shell International Finance BV	2.500%	9/12/26	505	489
	Shell International Finance BV	3.875%	11/13/28	889	863
	Shell International Finance BV	6.375%	12/15/38	1,670	1,816
	Shell International Finance BV	5.500%	3/25/40	700	699
	Shell International Finance BV	2.875%	11/26/41	500	353
	Shell International Finance BV	3.625%	8/21/42	525	408
	Shell International Finance BV	3.125%	11/7/49	750	493
	Shell International Finance BV	3.000%	11/26/51	950	600
[12]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	250	249
[12]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	830	815
[12]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	1,045	1,016
[12]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	580	560
	Spectra Energy Partners LP	3.375%	10/15/26	950	927
	Spectra Energy Partners LP	5.950%	9/25/43	400	393
	Spectra Energy Partners LP	4.500%	3/15/45	220	180
	Suncor Energy Inc.	7.150%	2/1/32	500	542
	Suncor Energy Inc.	6.800%	5/15/38	381	405
	Suncor Energy Inc.	6.850%	6/1/39	350	378
	Suncor Energy Inc.	4.000%	11/15/47	700	518
	Suncor Energy Inc.	3.750%	3/4/51	625	438
	Targa Resources Corp.	6.150%	3/1/29	800	830
	Targa Resources Corp.	4.200%	2/1/33	950	863
	Targa Resources Corp.	6.125%	3/15/33	1,081	1,114
	Targa Resources Corp.	6.500%	3/30/34	500	529
	Targa Resources Corp.	5.500%	2/15/35	830	817
	Targa Resources Corp.	4.950%	4/15/52	1,050	882
	Targa Resources Corp.	6.250%	7/1/52	250	249
	Targa Resources Corp.	6.500%	2/15/53	700	729
	Targa Resources Partners LP	6.500%	7/15/27	300	302
	Targa Resources Partners LP	5.000%	1/15/28	600	593
	Targa Resources Partners LP	6.875%	1/15/29	600	613
	Targa Resources Partners LP	5.500%	3/1/30	5,295	5,309

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Targa Resources Partners LP	4.875%	2/1/31	900	869
Targa Resources Partners LP	4.000%	1/15/32	940	855
TC PipeLines LP	3.900%	5/25/27	200	196
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	271
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	531
TotalEnergies Capital International SA	3.455%	2/19/29	1,775	1,691
TotalEnergies Capital International SA	2.829%	1/10/30	1,695	1,542
TotalEnergies Capital International SA	2.986%	6/29/41	800	574
TotalEnergies Capital International SA	3.461%	7/12/49	860	602
TotalEnergies Capital International SA	3.127%	5/29/50	1,920	1,258
TotalEnergies Capital International SA	3.386%	6/29/60	500	323
TotalEnergies Capital SA	3.883%	10/11/28	500	486
TotalEnergies Capital SA	5.150%	4/5/34	2,650	2,632
TotalEnergies Capital SA	4.724%	9/10/34	350	336
TotalEnergies Capital SA	5.488%	4/5/54	1,475	1,411
TotalEnergies Capital SA	5.275%	9/10/54	750	694
TotalEnergies Capital SA	5.638%	4/5/64	1,050	1,001
TotalEnergies Capital SA	5.425%	9/10/64	1,370	1,268
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,659
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,803
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,425	1,326
TransCanada PipeLines Ltd.	5.600%	3/31/34	295	293
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	630
TransCanada PipeLines Ltd.	6.200%	10/15/37	850	875
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	673
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	841
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	291
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	637
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,080	895
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	369
Valero Energy Corp.	2.150%	9/15/27	517	483
Valero Energy Corp.	4.350%	6/1/28	315	309
Valero Energy Corp.	2.800%	12/1/31	400	341
Valero Energy Corp.	7.500%	4/15/32	850	955
Valero Energy Corp.	6.625%	6/15/37	1,355	1,422
Valero Energy Corp.	3.650%	12/1/51	875	589
Valero Energy Corp.	4.000%	6/1/52	250	178
Valero Energy Partners LP	4.500%	3/15/28	400	394
Western Midstream Operating LP	4.750%	8/15/28	229	225
Western Midstream Operating LP	6.350%	1/15/29	900	932
Western Midstream Operating LP	4.050%	2/1/30	1,040	975
Western Midstream Operating LP	6.150%	4/1/33	425	433
Western Midstream Operating LP	5.450%	11/15/34	665	641
Western Midstream Operating LP	5.450%	4/1/44	390	346
Western Midstream Operating LP	5.300%	3/1/48	790	670
Western Midstream Operating LP	5.250%	2/1/50	1,100	941
Williams Cos. Inc.	5.400%	3/2/26	200	201
Williams Cos. Inc.	3.750%	6/15/27	1,325	1,291
Williams Cos. Inc.	5.300%	8/15/28	673	679
Williams Cos. Inc.	4.900%	3/15/29	900	893
Williams Cos. Inc.	4.800%	11/15/29	500	493
Williams Cos. Inc.	3.500%	11/15/30	1,100	1,010
Williams Cos. Inc.	2.600%	3/15/31	1,000	861
Williams Cos. Inc.	4.650%	8/15/32	487	464
Williams Cos. Inc.	5.650%	3/15/33	400	404
Williams Cos. Inc.	5.150%	3/15/34	750	729
Williams Cos. Inc.	6.300%	4/15/40	990	1,027
Williams Cos. Inc.	5.800%	11/15/43	585	573
Williams Cos. Inc.	5.400%	3/4/44	585	548
Williams Cos. Inc.	5.750%	6/24/44	600	580
Williams Cos. Inc.	4.900%	1/15/45	725	631
Williams Cos. Inc.	5.100%	9/15/45	900	806
Williams Cos. Inc.	4.850%	3/1/48	675	576
Williams Cos. Inc.	3.500%	10/15/51	540	367
Williams Cos. Inc.	5.300%	8/15/52	625	570
Williams Cos. Inc.	5.800%	11/15/54	625	610
Woodside Finance Ltd.	5.100%	9/12/34	1,040	990
Woodside Finance Ltd.	5.700%	9/12/54	625	582
				421,756

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (2.9%)
	ACE Capital Trust II	9.700%	4/1/30	75	89
[7]	Aegon Ltd.	5.500%	4/11/48	585	576
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	484
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,983
	AerCap Ireland Capital DAC	2.450%	10/29/26	2,000	1,915
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	572
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	849
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	497
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	968
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	612
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,702
	AerCap Ireland Capital DAC	4.625%	9/10/29	1,050	1,026
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	626
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,486
	AerCap Ireland Capital DAC	5.300%	1/19/34	750	738
	AerCap Ireland Capital DAC	4.950%	9/10/34	2,500	2,382
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,352
	AerCap Ireland Capital DAC	6.950%	3/10/55	200	206
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	457
	Aflac Inc.	2.875%	10/15/26	884	858
	Aflac Inc.	3.600%	4/1/30	500	470
	Aflac Inc.	4.000%	10/15/46	150	117
	Aflac Inc.	4.750%	1/15/49	1,080	946
[7]	Air Lease Corp.	5.300%	6/25/26	350	352
	Air Lease Corp.	1.875%	8/15/26	750	715
	Air Lease Corp.	2.200%	1/15/27	600	569
	Air Lease Corp.	3.625%	4/1/27	200	195
	Air Lease Corp.	3.625%	12/1/27	1,000	966
	Air Lease Corp.	2.100%	9/1/28	500	451
	Air Lease Corp.	4.625%	10/1/28	300	295
	Air Lease Corp.	3.250%	10/1/29	595	549
[7]	Air Lease Corp.	3.000%	2/1/30	625	563
	Air Lease Corp.	3.125%	12/1/30	1,250	1,108
[7]	Air Lease Corp.	5.200%	7/15/31	500	494
[7]	Air Lease Corp.	2.875%	1/15/32	600	511
	Aircastle Ltd.	4.250%	6/15/26	500	495
	Alleghany Corp.	4.900%	9/15/44	300	276
	Alleghany Corp.	3.250%	8/15/51	425	285
	Allstate Corp.	3.280%	12/15/26	400	391
	Allstate Corp.	5.050%	6/24/29	402	404
	Allstate Corp.	1.450%	12/15/30	500	406
	Allstate Corp.	5.250%	3/30/33	1,625	1,620
	Allstate Corp.	5.550%	5/9/35	605	612
	Allstate Corp.	4.500%	6/15/43	725	620
	Allstate Corp.	4.200%	12/15/46	1,275	1,025
	Allstate Corp.	3.850%	8/10/49	400	300
[7]	Allstate Corp.	6.500%	5/15/57	650	667
	Ally Financial Inc.	4.750%	6/9/27	500	496
	Ally Financial Inc.	7.100%	11/15/27	500	528
	Ally Financial Inc.	6.992%	6/13/29	600	625
[7]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,553
	American Express Co.	4.900%	2/13/26	1,100	1,104
	American Express Co.	4.990%	5/1/26	2,725	2,726
	American Express Co.	2.550%	3/4/27	5,316	5,088
	American Express Co.	5.645%	4/23/27	760	768
	American Express Co.	3.300%	5/3/27	1,960	1,902
	American Express Co.	5.389%	7/28/27	800	809
	American Express Co.	5.098%	2/16/28	2,735	2,750
	American Express Co.	5.043%	7/26/28	1,275	1,279
	American Express Co.	5.282%	7/27/29	800	807
	American Express Co.	6.489%	10/30/31	800	854
	American Express Co.	4.420%	8/3/33	1,500	1,425
	American Express Co.	5.043%	5/1/34	892	876
	American Express Co.	5.625%	7/28/34	500	505
	American Express Co.	5.915%	4/25/35	420	429
	American Express Co.	5.284%	7/26/35	1,275	1,260
	American Express Co.	4.050%	12/3/42	621	520
	American Financial Group Inc.	5.250%	4/2/30	318	322
	American Financial Group Inc.	4.500%	6/15/47	500	413

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.200%	4/1/28	450	440
	American International Group Inc.	3.400%	6/30/30	1,115	1,029
	American International Group Inc.	3.875%	1/15/35	400	355
	American International Group Inc.	4.500%	7/16/44	988	847
	American International Group Inc.	4.750%	4/1/48	845	748
	American International Group Inc.	4.375%	6/30/50	1,000	825
	American National Group Inc.	5.000%	6/15/27	300	298
	American National Group Inc.	5.750%	10/1/29	250	251
	Ameriprise Financial Inc.	5.700%	12/15/28	500	515
	Ameriprise Financial Inc.	4.500%	5/13/32	500	480
	Ameriprise Financial Inc.	5.150%	5/15/33	650	648
[7]	Aon Corp.	8.205%	1/1/27	150	158
	Aon Corp.	2.850%	5/28/27	500	478
	Aon Corp.	4.500%	12/15/28	600	591
	Aon Corp.	3.750%	5/2/29	630	599
	Aon Corp.	2.800%	5/15/30	1,620	1,441
	Aon Corp.	2.050%	8/23/31	750	619
	Aon Corp.	5.350%	2/28/33	500	497
	Aon Corp.	6.250%	9/30/40	150	155
	Aon Corp.	2.900%	8/23/51	1,000	607
	Aon Corp.	3.900%	2/28/52	500	367
	Aon Global Ltd.	4.600%	6/14/44	625	529
	Aon Global Ltd.	4.750%	5/15/45	695	597
	Aon North America Inc.	5.125%	3/1/27	240	242
	Aon North America Inc.	5.150%	3/1/29	760	763
	Aon North America Inc.	5.300%	3/1/31	550	553
	Aon North America Inc.	5.450%	3/1/34	2,450	2,448
	Aon North America Inc.	5.750%	3/1/54	2,500	2,438
[12]	Apollo Debt Solutions BDC	6.900%	4/13/29	850	878
[12]	Apollo Debt Solutions BDC	6.700%	7/29/31	650	667
	Apollo Global Management Inc.	6.375%	11/15/33	500	540
	Apollo Global Management Inc.	5.800%	5/21/54	625	627
	Apollo Global Management Inc.	6.000%	12/15/54	400	395
	Arch Capital Finance LLC	4.011%	12/15/26	799	789
	Arch Capital Finance LLC	5.031%	12/15/46	100	90
	Arch Capital Group Ltd.	7.350%	5/1/34	500	565
	Arch Capital Group Ltd.	3.635%	6/30/50	975	695
	Arch Capital Group US Inc.	5.144%	11/1/43	275	251
	Ares Capital Corp.	3.875%	1/15/26	1,000	988
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,263
	Ares Capital Corp.	7.000%	1/15/27	375	389
	Ares Capital Corp.	2.875%	6/15/27	319	303
	Ares Capital Corp.	5.875%	3/1/29	820	827
	Ares Capital Corp.	5.950%	7/15/29	700	708
	Ares Capital Corp.	3.200%	11/15/31	500	430
	Ares Management Corp.	5.600%	10/11/54	650	618
[12]	Ares Strategic Income Fund	5.700%	3/15/28	250	250
[12]	Ares Strategic Income Fund	6.350%	8/15/29	625	636
[12]	Ares Strategic Income Fund	5.600%	2/15/30	625	617
	Arthur J Gallagher & Co.	4.600%	12/15/27	170	169
	Arthur J Gallagher & Co.	4.850%	12/15/29	120	119
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	418
	Arthur J Gallagher & Co.	5.000%	2/15/32	140	138
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	503
	Arthur J Gallagher & Co.	6.500%	2/15/34	450	483
	Arthur J Gallagher & Co.	5.150%	2/15/35	240	234
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	344
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	311
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	490
	Arthur J Gallagher & Co.	6.750%	2/15/54	450	497
	Arthur J Gallagher & Co.	5.750%	7/15/54	400	393
	Arthur J Gallagher & Co.	5.550%	2/15/55	280	268
	Associated Banc-Corp.	6.455%	8/29/30	150	153
	Assurant Inc.	4.900%	3/27/28	400	399
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	467
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	442
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	342
	Athene Holding Ltd.	4.125%	1/12/28	835	814
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,708
	Athene Holding Ltd.	5.875%	1/15/34	800	811

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athene Holding Ltd.	3.950%	5/25/51	200	144
	Athene Holding Ltd.	3.450%	5/15/52	500	322
	Athene Holding Ltd.	6.250%	4/1/54	845	847
	Athene Holding Ltd.	6.625%	10/15/54	500	499
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	825	829
[7]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	950	949
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	600	604
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	1,250	1,239
	AXA SA	8.600%	12/15/30	540	634
[7]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	234
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,462
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	476
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	600	657
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	800	801
	Banco Santander SA	5.179%	11/19/25	1,300	1,297
	Banco Santander SA	1.849%	3/25/26	1,000	962
	Banco Santander SA	4.250%	4/11/27	2,000	1,965
	Banco Santander SA	5.294%	8/18/27	900	905
	Banco Santander SA	6.527%	11/7/27	1,400	1,440
	Banco Santander SA	3.800%	2/23/28	2,200	2,111
	Banco Santander SA	5.552%	3/14/28	800	807
	Banco Santander SA	4.379%	4/12/28	1,200	1,171
[7]	Banco Santander SA	5.365%	7/15/28	600	604
	Banco Santander SA	6.607%	11/7/28	3,800	3,993
	Banco Santander SA	3.306%	6/27/29	500	464
	Banco Santander SA	5.538%	3/14/30	800	804
	Banco Santander SA	3.490%	5/28/30	1,000	912
	Banco Santander SA	2.749%	12/3/30	1,200	1,016
	Banco Santander SA	2.958%	3/25/31	1,000	872
	Banco Santander SA	5.439%	7/15/31	400	400
	Banco Santander SA	3.225%	11/22/32	800	681
	Banco Santander SA	6.921%	8/8/33	1,400	1,472
	Banco Santander SA	6.938%	11/7/33	800	872
	Banco Santander SA	6.350%	3/14/34	1,000	1,015
[7]	Bank of America Corp.	4.450%	3/3/26	7,252	7,223
[7]	Bank of America Corp.	3.500%	4/19/26	830	818
[7]	Bank of America Corp.	1.319%	6/19/26	11,450	11,261
[7]	Bank of America Corp.	4.250%	10/22/26	1,500	1,487
[7]	Bank of America Corp.	1.658%	3/11/27	3,500	3,371
[7]	Bank of America Corp.	3.559%	4/23/27	2,275	2,238
	Bank of America Corp.	1.734%	7/22/27	2,500	2,383
[7]	Bank of America Corp.	3.248%	10/21/27	2,225	2,144
[7]	Bank of America Corp.	3.824%	1/20/28	450	441
[7]	Bank of America Corp.	3.705%	4/24/28	1,400	1,363
[7]	Bank of America Corp.	3.593%	7/21/28	3,008	2,911
[7]	Bank of America Corp.	4.948%	7/22/28	1,300	1,302
	Bank of America Corp.	6.204%	11/10/28	1,725	1,786
[7]	Bank of America Corp.	3.419%	12/20/28	6,357	6,094
[7]	Bank of America Corp.	3.970%	3/5/29	1,425	1,381
	Bank of America Corp.	5.202%	4/25/29	2,050	2,060
[7]	Bank of America Corp.	2.087%	6/14/29	6,000	5,438
[7]	Bank of America Corp.	4.271%	7/23/29	6,175	6,012
	Bank of America Corp.	5.819%	9/15/29	2,400	2,460
[7]	Bank of America Corp.	3.974%	2/7/30	500	479
[7]	Bank of America Corp.	3.194%	7/23/30	2,000	1,841
[7]	Bank of America Corp.	2.884%	10/22/30	4,175	3,774
[7]	Bank of America Corp.	2.496%	2/13/31	625	549
[7]	Bank of America Corp.	2.592%	4/29/31	6,000	5,272
[7]	Bank of America Corp.	1.922%	10/24/31	3,000	2,503
[7]	Bank of America Corp.	2.651%	3/11/32	1,500	1,291
	Bank of America Corp.	2.687%	4/22/32	4,575	3,933
	Bank of America Corp.	2.299%	7/21/32	7,500	6,253
	Bank of America Corp.	2.572%	10/20/32	1,000	842
[7]	Bank of America Corp.	2.972%	2/4/33	1,850	1,590
	Bank of America Corp.	4.571%	4/27/33	2,000	1,902
[7]	Bank of America Corp.	5.015%	7/22/33	4,000	3,922
	Bank of America Corp.	5.288%	4/25/34	3,150	3,125
	Bank of America Corp.	5.872%	9/15/34	2,750	2,825
	Bank of America Corp.	5.468%	1/23/35	4,500	4,512
[7]	Bank of America Corp.	5.425%	8/15/35	1,550	1,508

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.518%	10/25/35	2,100	2,061
	Bank of America Corp.	2.482%	9/21/36	1,500	1,221
	Bank of America Corp.	6.110%	1/29/37	810	838
	Bank of America Corp.	3.846%	3/8/37	2,725	2,413
[7]	Bank of America Corp.	4.244%	4/24/38	1,100	974
	Bank of America Corp.	7.750%	5/14/38	1,700	1,986
[7]	Bank of America Corp.	4.078%	4/23/40	1,425	1,210
[7]	Bank of America Corp.	2.676%	6/19/41	4,895	3,387
[7]	Bank of America Corp.	5.875%	2/7/42	1,020	1,063
	Bank of America Corp.	3.311%	4/22/42	3,945	2,950
[7]	Bank of America Corp.	5.000%	1/21/44	1,595	1,489
[7]	Bank of America Corp.	4.875%	4/1/44	550	503
[7]	Bank of America Corp.	4.750%	4/21/45	350	308
[7]	Bank of America Corp.	4.443%	1/20/48	2,675	2,246
[7]	Bank of America Corp.	3.946%	1/23/49	1,175	898
[7]	Bank of America Corp.	4.330%	3/15/50	700	570
[7]	Bank of America Corp.	4.083%	3/20/51	5,500	4,290
[7]	Bank of America Corp.	2.831%	10/24/51	2,000	1,226
[7]	Bank of America Corp.	3.483%	3/13/52	1,000	706
	Bank of America Corp.	2.972%	7/21/52	1,500	950
	Bank of America NA	5.526%	8/18/26	1,640	1,663
[7]	Bank of America NA	6.000%	10/15/36	600	620
	Bank of Montreal	5.300%	6/5/26	600	605
[7]	Bank of Montreal	0.949%	1/22/27	1,000	960
[7]	Bank of Montreal	2.650%	3/8/27	700	672
[7]	Bank of Montreal	4.567%	9/10/27	740	738
[7]	Bank of Montreal	4.700%	9/14/27	500	500
	Bank of Montreal	5.203%	2/1/28	650	655
	Bank of Montreal	5.717%	9/25/28	600	615
	Bank of Montreal	5.511%	6/4/31	1,325	1,346
[7]	Bank of Montreal	3.803%	12/15/32	1,600	1,530
	Bank of Montreal	3.088%	1/10/37	600	500
[7]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,485
[7]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	350
[7]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	938
[7]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	324
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	828
[7]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,455
[7]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	578
[7]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,168
	Bank of New York Mellon Corp.	4.890%	7/21/28	850	853
[7]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	667
[7]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	934
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	644
[7]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	465
[7]	Bank of New York Mellon Corp.	6.317%	10/25/29	800	840
[7]	Bank of New York Mellon Corp.	4.975%	3/14/30	825	825
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	238
	Bank of New York Mellon Corp.	5.060%	7/22/32	600	598
[7]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,707
[7]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	673
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	336
[7]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	807
[7]	Bank of New York Mellon Corp.	5.188%	3/14/35	825	815
	Bank of Nova Scotia	2.700%	8/3/26	725	703
	Bank of Nova Scotia	1.300%	9/15/26	1,000	946
	Bank of Nova Scotia	1.950%	2/2/27	500	473
[7]	Bank of Nova Scotia	5.400%	6/4/27	375	381
	Bank of Nova Scotia	5.250%	6/12/28	800	808
[7]	Bank of Nova Scotia	5.450%	8/1/29	345	351
	Bank of Nova Scotia	2.150%	8/1/31	1,000	831
	Bank of Nova Scotia	2.450%	2/2/32	500	418
	Bank of Nova Scotia	4.740%	11/10/32	700	678
	Bank of Nova Scotia	5.650%	2/1/34	850	864
	Bank of Nova Scotia	4.588%	5/4/37	1,025	943
	Bank OZK	2.750%	10/1/31	285	245
	BankUnited Inc.	5.125%	6/11/30	250	240
	Barclays plc	4.375%	1/12/26	1,200	1,194
[7]	Barclays plc	2.852%	5/7/26	2,025	2,009
	Barclays plc	5.200%	5/12/26	1,260	1,260

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	7.325%	11/2/26	1,500	1,527
	Barclays plc	5.829%	5/9/27	2,675	2,703
	Barclays plc	4.337%	1/10/28	1,000	978
	Barclays plc	5.674%	3/12/28	800	809
	Barclays plc	4.836%	5/9/28	4,750	4,664
	Barclays plc	5.501%	8/9/28	1,225	1,238
	Barclays plc	4.837%	9/10/28	328	326
	Barclays plc	7.385%	11/2/28	1,500	1,589
[7]	Barclays plc	4.972%	5/16/29	1,000	991
	Barclays plc	6.490%	9/13/29	390	406
	Barclays plc	5.690%	3/12/30	1,475	1,489
[7]	Barclays plc	5.088%	6/20/30	2,975	2,897
	Barclays plc	4.942%	9/10/30	594	582
	Barclays plc	2.645%	6/24/31	4,100	3,562
	Barclays plc	2.667%	3/10/32	1,750	1,485
	Barclays plc	5.746%	8/9/33	845	845
	Barclays plc	7.437%	11/2/33	3,500	3,852
	Barclays plc	6.224%	5/9/34	1,664	1,707
	Barclays plc	7.119%	6/27/34	500	531
	Barclays plc	6.692%	9/13/34	1,050	1,112
	Barclays plc	5.335%	9/10/35	4,112	3,952
	Barclays plc	3.564%	9/23/35	700	618
	Barclays plc	5.250%	8/17/45	500	467
	Barclays plc	4.950%	1/10/47	1,300	1,154
	Barclays plc	6.036%	3/12/55	1,000	998
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,308
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	192
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	137
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	544
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	475
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,647
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,304
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,980	2,488
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	288
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	750	566
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,182
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	761
	BGC Group Inc.	8.000%	5/25/28	500	532
	BlackRock Funding Inc.	4.600%	7/26/27	600	601
	BlackRock Funding Inc.	4.700%	3/14/29	825	826
	BlackRock Funding Inc.	5.000%	3/14/34	1,075	1,062
	BlackRock Funding Inc.	4.900%	1/8/35	750	733
	BlackRock Funding Inc.	5.250%	3/14/54	1,275	1,202
	BlackRock Funding Inc.	5.350%	1/8/55	750	716
	Blackrock Inc.	3.200%	3/15/27	550	536
	Blackrock Inc.	3.250%	4/30/29	1,000	945
	Blackrock Inc.	2.400%	4/30/30	1,250	1,109
	Blackrock Inc.	1.900%	1/28/31	915	771
	Blackrock Inc.	2.100%	2/25/32	950	782
	Blackrock Inc.	4.750%	5/25/33	825	806
	BlackRock TCP Capital Corp.	6.950%	5/30/29	500	521
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,374
	Blackstone Private Credit Fund	3.250%	3/15/27	725	694
[12]	Blackstone Private Credit Fund	4.950%	9/26/27	350	346
	Blackstone Private Credit Fund	7.300%	11/27/28	1,000	1,052
[12]	Blackstone Private Credit Fund	5.600%	11/22/29	500	494
	Blackstone Private Credit Fund	6.250%	1/25/31	410	418
[12]	Blackstone Private Credit Fund	6.000%	11/22/34	500	487
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	625	605
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	492
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	480
	Blackstone Secured Lending Fund	5.875%	11/15/27	1,000	1,016
	Blackstone Secured Lending Fund	5.350%	4/13/28	350	349
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	681
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,102
	Blue Owl Capital Corp.	2.625%	1/15/27	500	472
	Blue Owl Capital Corp.	2.875%	6/11/28	746	678
	Blue Owl Capital Corp.	5.950%	3/15/29	850	853
[7]	Blue Owl Credit Income Corp.	4.700%	2/8/27	800	789
	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	531

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blue Owl Credit Income Corp.	7.750%	1/15/29	1,350	1,439
[12]	Blue Owl Credit Income Corp.	6.600%	9/15/29	500	510
[12]	Blue Owl Credit Income Corp.	5.800%	3/15/30	845	831
	Blue Owl Finance LLC	6.250%	4/18/34	850	873
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	469
[12]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	1,000	1,006
[12]	BNP Paribas SA	3.052%	1/13/31	1,175	1,049
[7]	BPCE SA	3.375%	12/2/26	250	244
	Brighthouse Financial Inc.	5.625%	5/15/30	500	510
	Brighthouse Financial Inc.	4.700%	6/22/47	597	463
	Brookfield Finance Inc.	4.250%	6/2/26	150	149
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	973
	Brookfield Finance Inc.	4.850%	3/29/29	600	596
	Brookfield Finance Inc.	4.350%	4/15/30	320	308
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,043
	Brookfield Finance Inc.	6.350%	1/5/34	500	526
	Brookfield Finance Inc.	5.675%	1/15/35	500	502
	Brookfield Finance Inc.	4.700%	9/20/47	750	646
	Brookfield Finance Inc.	3.500%	3/30/51	250	172
	Brookfield Finance Inc.	3.625%	2/15/52	500	348
	Brookfield Finance Inc.	5.968%	3/4/54	730	737
	Brookfield Finance LLC	3.450%	4/15/50	1,200	820
	Brown & Brown Inc.	4.500%	3/15/29	275	269
	Brown & Brown Inc.	2.375%	3/15/31	1,000	840
	Brown & Brown Inc.	4.200%	3/17/32	500	461
	Brown & Brown Inc.	5.650%	6/11/34	500	500
	Brown & Brown Inc.	4.950%	3/17/52	575	490
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	999
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	507
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	681
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	560	566
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	500	498
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	501
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	516
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	500	504
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,250	1,223
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	852
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	1,890	1,975
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,157
	Capital One Financial Corp.	3.750%	7/28/26	250	245
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,050
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,704
	Capital One Financial Corp.	7.149%	10/29/27	800	830
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,692
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,930
	Capital One Financial Corp.	5.468%	2/1/29	2,693	2,712
	Capital One Financial Corp.	6.312%	6/8/29	550	568
	Capital One Financial Corp.	5.700%	2/1/30	1,616	1,638
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,246
[7]	Capital One Financial Corp.	7.624%	10/30/31	800	882
	Capital One Financial Corp.	2.359%	7/29/32	800	644
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,302
	Capital One Financial Corp.	6.377%	6/8/34	2,000	2,075
	Capital One Financial Corp.	6.051%	2/1/35	2,435	2,474
	Carlyle Secured Lending Inc.	6.750%	2/18/30	150	153
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,266
	Cboe Global Markets Inc.	1.625%	12/15/30	500	415
	Charles Schwab Corp.	0.900%	3/11/26	1,000	957
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,865
	Charles Schwab Corp.	5.875%	8/24/26	820	835
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,066
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,269
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,172
	Charles Schwab Corp.	3.200%	1/25/28	400	383
	Charles Schwab Corp.	4.000%	2/1/29	440	427
	Charles Schwab Corp.	3.250%	5/22/29	475	445
	Charles Schwab Corp.	2.750%	10/1/29	300	273
	Charles Schwab Corp.	6.196%	11/17/29	1,005	1,047
	Charles Schwab Corp.	2.300%	5/13/31	1,000	850
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,264

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	2.900%	3/3/32	825	711
	Charles Schwab Corp.	5.853%	5/19/34	1,000	1,029
	Charles Schwab Corp.	6.136%	8/24/34	1,310	1,373
	Chubb Corp.	6.000%	5/11/37	375	398
[7]	Chubb Corp.	6.500%	5/15/38	1,322	1,455
	Chubb INA Holdings LLC	3.350%	5/3/26	2,200	2,167
	Chubb INA Holdings LLC	1.375%	9/15/30	1,000	830
	Chubb INA Holdings LLC	5.000%	3/15/34	1,320	1,303
	Chubb INA Holdings LLC	6.700%	5/15/36	180	200
	Chubb INA Holdings LLC	4.150%	3/13/43	225	188
	Chubb INA Holdings LLC	4.350%	11/3/45	800	681
	Chubb INA Holdings LLC	2.850%	12/15/51	500	315
	Chubb INA Holdings LLC	3.050%	12/15/61	1,000	604
	CI Financial Corp.	3.200%	12/17/30	707	600
[7]	Cincinnati Financial Corp.	6.920%	5/15/28	300	319
	Cincinnati Financial Corp.	6.125%	11/1/34	275	286
[7]	Citibank NA	5.438%	4/30/26	1,675	1,691
	Citibank NA	4.929%	8/6/26	700	703
[7]	Citibank NA	5.488%	12/4/26	2,000	2,030
	Citibank NA	4.876%	11/19/27	5,550	5,551
	Citibank NA	5.803%	9/29/28	2,025	2,087
	Citibank NA	4.838%	8/6/29	1,700	1,689
[7]	Citibank NA	5.570%	4/30/34	1,200	1,214
	Citigroup Inc.	3.700%	1/12/26	400	396
	Citigroup Inc.	4.600%	3/9/26	975	972
	Citigroup Inc.	3.400%	5/1/26	750	737
	Citigroup Inc.	3.200%	10/21/26	3,000	2,918
	Citigroup Inc.	4.300%	11/20/26	775	768
	Citigroup Inc.	4.450%	9/29/27	3,825	3,771
[7]	Citigroup Inc.	3.887%	1/10/28	7,499	7,346
	Citigroup Inc.	6.625%	1/15/28	800	841
[7]	Citigroup Inc.	3.070%	2/24/28	2,200	2,115
	Citigroup Inc.	4.658%	5/24/28	1,000	993
[7]	Citigroup Inc.	3.668%	7/24/28	2,675	2,589
	Citigroup Inc.	4.125%	7/25/28	425	413
[7]	Citigroup Inc.	3.520%	10/27/28	2,760	2,654
	Citigroup Inc.	5.174%	2/13/30	2,025	2,021
[7]	Citigroup Inc.	3.980%	3/20/30	2,000	1,906
	Citigroup Inc.	4.542%	9/19/30	1,395	1,355
[7]	Citigroup Inc.	2.976%	11/5/30	1,175	1,060
[7]	Citigroup Inc.	2.666%	1/29/31	175	155
[7]	Citigroup Inc.	4.412%	3/31/31	8,750	8,404
[7]	Citigroup Inc.	2.572%	6/3/31	2,500	2,178
	Citigroup Inc.	6.625%	6/15/32	750	801
	Citigroup Inc.	2.520%	11/3/32	2,000	1,666
	Citigroup Inc.	3.057%	1/25/33	750	644
	Citigroup Inc.	5.875%	2/22/33	200	204
	Citigroup Inc.	3.785%	3/17/33	2,600	2,335
	Citigroup Inc.	4.910%	5/24/33	1,000	965
	Citigroup Inc.	6.000%	10/31/33	925	951
	Citigroup Inc.	6.270%	11/17/33	5,000	5,238
	Citigroup Inc.	6.174%	5/25/34	2,250	2,291
	Citigroup Inc.	5.827%	2/13/35	2,000	1,990
	Citigroup Inc.	6.125%	8/25/36	1,699	1,732
[7]	Citigroup Inc.	3.878%	1/24/39	1,100	918
	Citigroup Inc.	8.125%	7/15/39	1,099	1,355
	Citigroup Inc.	5.411%	9/19/39	1,500	1,429
[7]	Citigroup Inc.	5.316%	3/26/41	4,950	4,752
	Citigroup Inc.	5.875%	1/30/42	800	817
	Citigroup Inc.	6.675%	9/13/43	500	548
	Citigroup Inc.	5.300%	5/6/44	750	705
	Citigroup Inc.	4.650%	7/30/45	1,200	1,044
	Citigroup Inc.	4.750%	5/18/46	825	718
	Citigroup Inc.	4.650%	7/23/48	1,480	1,268
[7]	Citizens Bank NA	3.750%	2/18/26	500	494
	Citizens Bank NA	4.575%	8/9/28	575	569
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,157
	Citizens Financial Group Inc.	5.841%	1/23/30	800	812
	Citizens Financial Group Inc.	2.500%	2/6/30	450	393
	Citizens Financial Group Inc.	4.300%	2/11/31	110	105

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	2.638%	9/30/32	1,180	948
	Citizens Financial Group Inc.	6.645%	4/25/35	625	659
	CME Group Inc.	3.750%	6/15/28	300	292
	CME Group Inc.	2.650%	3/15/32	1,000	861
	CME Group Inc.	5.300%	9/15/43	720	720
	CME Group Inc.	4.150%	6/15/48	500	412
	CNA Financial Corp.	3.450%	8/15/27	400	387
	CNA Financial Corp.	3.900%	5/1/29	800	765
	CNA Financial Corp.	5.125%	2/15/34	638	626
	CNO Financial Group Inc.	6.450%	6/15/34	585	603
	Comerica Inc.	4.000%	2/1/29	415	394
	Comerica Inc.	5.982%	1/30/30	790	798
	Commonwealth Bank of Australia	5.316%	3/13/26	900	908
	Commonwealth Bank of Australia	4.577%	11/27/26	750	751
	Cooperatieve Rabobank UA	4.850%	1/9/26	600	602
[7]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,764
	Cooperatieve Rabobank UA	5.500%	10/5/26	600	610
	Cooperatieve Rabobank UA	4.800%	1/9/29	600	598
	Cooperatieve Rabobank UA	4.494%	10/17/29	550	539
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	744
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,057
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	972
	Corebridge Financial Inc.	3.850%	4/5/29	1,250	1,194
	Corebridge Financial Inc.	3.900%	4/5/32	595	542
	Corebridge Financial Inc.	6.050%	9/15/33	500	517
	Corebridge Financial Inc.	5.750%	1/15/34	1,300	1,324
	Corebridge Financial Inc.	4.350%	4/5/42	500	415
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,606
	Corebridge Financial Inc.	6.375%	9/15/54	625	623
	Credit Suisse USA LLC	7.125%	7/15/32	465	514
[7]	Deutsche Bank AG	4.100%	1/13/26	400	396
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,446
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,559
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,546
	Deutsche Bank AG	2.311%	11/16/27	500	475
	Deutsche Bank AG	2.552%	1/7/28	1,005	955
	Deutsche Bank AG	5.706%	2/8/28	540	546
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,613
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,046
	Deutsche Bank AG	4.999%	9/11/30	1,044	1,020
	Deutsche Bank AG	5.882%	7/8/31	200	199
[7]	Deutsche Bank AG	3.547%	9/18/31	900	807
	Deutsche Bank AG	3.729%	1/14/32	1,730	1,512
	Deutsche Bank AG	3.035%	5/28/32	1,005	861
	Deutsche Bank AG	4.875%	12/1/32	570	552
	Deutsche Bank AG	3.742%	1/7/33	1,393	1,180
	Deutsche Bank AG	7.079%	2/10/34	1,150	1,184
	Deutsche Bank AG	5.403%	9/11/35	1,044	992
[7]	Discover Bank	4.250%	3/13/26	2,043	2,026
[7]	Discover Bank	3.450%	7/27/26	1,455	1,423
[7]	Discover Bank	4.650%	9/13/28	500	489
[7]	Discover Bank	2.700%	2/6/30	400	353
	Discover Financial Services	4.500%	1/30/26	3,183	3,169
	Discover Financial Services	6.700%	11/29/32	550	587
	Discover Financial Services	7.964%	11/2/34	1,350	1,542
	Eaton Vance Corp.	3.500%	4/6/27	511	498
	Enact Holdings Inc.	6.250%	5/28/29	630	641
	Enstar Finance LLC	5.500%	1/15/42	500	477
	Enstar Group Ltd.	4.950%	6/1/29	415	408
	Enstar Group Ltd.	3.100%	9/1/31	435	372
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,390
	Equitable Holdings Inc.	5.594%	1/11/33	500	505
	Equitable Holdings Inc.	5.000%	4/20/48	1,090	969
	Essent Group Ltd.	6.250%	7/1/29	420	429
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	260
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	339
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	772
	F&G Annuities & Life Inc.	7.400%	1/13/28	400	416
	F&G Annuities & Life Inc.	6.250%	10/4/34	415	403
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	397

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	585
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	892
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	657
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	500	515
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	825	848
[12]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	500	493
	Fidelity National Financial Inc.	3.400%	6/15/30	500	454
	Fidelity National Financial Inc.	2.450%	3/15/31	475	401
	Fidelity National Financial Inc.	3.200%	9/17/51	500	308
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,424
	Fifth Third Bancorp	1.707%	11/1/27	500	472
	Fifth Third Bancorp	3.950%	3/14/28	300	290
	Fifth Third Bancorp	4.055%	4/25/28	500	489
	Fifth Third Bancorp	6.339%	7/27/29	800	830
	Fifth Third Bancorp	4.772%	7/28/30	400	392
	Fifth Third Bancorp	5.631%	1/29/32	1,225	1,238
	Fifth Third Bancorp	4.337%	4/25/33	500	464
	Fifth Third Bancorp	8.250%	3/1/38	710	851
[7]	Fifth Third Bank Inc.	3.850%	3/15/26	1,500	1,483
[7]	Fifth Third Bank Inc.	2.250%	2/1/27	1,165	1,106
	First American Financial Corp.	2.400%	8/15/31	600	494
	First American Financial Corp.	5.450%	9/30/34	350	338
[7]	First Horizon Bank	5.750%	5/1/30	340	338
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	360
	FNB Corp.	5.722%	12/11/30	500	494
	Franklin Resources Inc.	1.600%	10/30/30	500	416
	Franklin Resources Inc.	2.950%	8/12/51	500	309
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,549
	FS KKR Capital Corp.	7.875%	1/15/29	900	957
	FS KKR Capital Corp.	6.875%	8/15/29	300	310
	FS KKR Capital Corp.	6.125%	1/15/30	300	300
	GATX Corp.	3.850%	3/30/27	910	888
	GATX Corp.	3.500%	3/15/28	200	191
	GATX Corp.	4.550%	11/7/28	600	590
	GATX Corp.	4.700%	4/1/29	275	271
	GATX Corp.	4.000%	6/30/30	460	435
	GATX Corp.	1.900%	6/1/31	500	407
	GATX Corp.	3.500%	6/1/32	500	442
	GATX Corp.	5.450%	9/15/33	500	501
	GATX Corp.	6.050%	3/15/34	500	522
	GATX Corp.	6.900%	5/1/34	500	548
	GATX Corp.	5.200%	3/15/44	150	136
	GATX Corp.	4.500%	3/30/45	150	121
	GATX Corp.	3.100%	6/1/51	500	316
	GATX Corp.	6.050%	6/5/54	500	513
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	930	857
	Globe Life Inc.	4.550%	9/15/28	385	380
	Globe Life Inc.	2.150%	8/15/30	500	423
[7]	Goldman Sachs Bank USA	5.283%	3/18/27	1,650	1,660
	Goldman Sachs Bank USA	5.414%	5/21/27	1,675	1,688
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	489
	Goldman Sachs Capital I	6.345%	2/15/34	1,225	1,278
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,424
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,055
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,080
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,919
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,640
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,328
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,294
[7]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,872
[7]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,154
[7]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,093
	Goldman Sachs Group Inc.	6.484%	10/24/29	2,025	2,121
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,025
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,050	1,072
	Goldman Sachs Group Inc.	4.692%	10/23/30	2,300	2,252
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,817
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,556
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,970	3,315
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,871

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,735	2,358
	Goldman Sachs Group Inc.	6.561%	10/24/34	500	538
	Goldman Sachs Group Inc.	5.851%	4/25/35	1,550	1,577
	Goldman Sachs Group Inc.	5.330%	7/23/35	2,000	1,963
	Goldman Sachs Group Inc.	5.016%	10/23/35	2,300	2,205
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,136
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,145
[7]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,887
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,199
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,272
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,386
[7]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,511
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,908
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	462
	Goldman Sachs Group Inc.	5.561%	11/19/45	2,550	2,461
	Golub Capital BDC Inc.	2.500%	8/24/26	684	652
	Golub Capital BDC Inc.	2.050%	2/15/27	290	269
	Golub Capital BDC Inc.	7.050%	12/5/28	500	518
	Golub Capital BDC Inc.	6.000%	7/15/29	250	250
[12]	Golub Capital Private Credit Fund	5.800%	9/12/29	300	294
[12]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	750	732
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	268
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	455
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	612
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	421
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	364
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	435
[12]	HPS Corporate Lending Fund	6.250%	9/30/29	500	507
[7]	HSBC Bank USA NA	5.875%	11/1/34	250	253
[7]	HSBC Bank USA NA	7.000%	1/15/39	650	719
	HSBC Holdings plc	4.300%	3/8/26	2,678	2,664
	HSBC Holdings plc	3.900%	5/25/26	1,463	1,446
[7]	HSBC Holdings plc	2.099%	6/4/26	7,135	7,048
	HSBC Holdings plc	7.336%	11/3/26	250	255
	HSBC Holdings plc	1.589%	5/24/27	600	573
	HSBC Holdings plc	2.251%	11/22/27	2,145	2,041
[7]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,957
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,998
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,959
[7]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,370
	HSBC Holdings plc	7.390%	11/3/28	850	901
	HSBC Holdings plc	5.130%	11/19/28	300	300
	HSBC Holdings plc	6.161%	3/9/29	708	727
[7]	HSBC Holdings plc	4.583%	6/19/29	1,900	1,862
	HSBC Holdings plc	2.206%	8/17/29	2,000	1,796
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,207
[7]	HSBC Holdings plc	3.973%	5/22/30	2,100	1,983
	HSBC Holdings plc	5.286%	11/19/30	1,923	1,909
[7]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,755
[7]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,402
[7]	HSBC Holdings plc	7.625%	5/17/32	400	436
	HSBC Holdings plc	2.804%	5/24/32	2,500	2,124
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,530
[7]	HSBC Holdings plc	7.350%	11/27/32	400	426
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,293
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,032
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,408
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,765
	HSBC Holdings plc	6.547%	6/20/34	800	824
	HSBC Holdings plc	7.399%	11/13/34	1,740	1,891
	HSBC Holdings plc	5.719%	3/4/35	1,000	1,006
	HSBC Holdings plc	5.874%	11/18/35	1,496	1,460
[7]	HSBC Holdings plc	6.500%	5/2/36	1,785	1,822
	HSBC Holdings plc	6.500%	9/15/37	600	617
[7]	HSBC Holdings plc	6.500%	9/15/37	660	673
[7]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,515
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,272
	HSBC Holdings plc	6.332%	3/9/44	2,350	2,474
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,560
	Huntington Bancshares Inc.	4.443%	8/4/28	525	519

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	6.208%	8/21/29	840	867
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	989
	Huntington Bancshares Inc.	5.272%	1/15/31	1,050	1,050
	Huntington Bancshares Inc.	5.023%	5/17/33	500	481
	Huntington Bancshares Inc.	5.709%	2/2/35	995	994
	Huntington Bancshares Inc.	2.487%	8/15/36	400	324
	Huntington Bancshares Inc.	6.141%	11/18/39	500	502
[7]	Huntington National Bank	4.270%	11/25/26	450	442
	Huntington National Bank	4.552%	5/17/28	500	496
	Huntington National Bank	5.650%	1/10/30	500	508
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	438
	ING Groep NV	3.950%	3/29/27	1,300	1,276
	ING Groep NV	6.083%	9/11/27	1,900	1,935
	ING Groep NV	4.017%	3/28/28	700	685
	ING Groep NV	4.550%	10/2/28	1,000	981
	ING Groep NV	4.050%	4/9/29	610	586
	ING Groep NV	5.335%	3/19/30	2,000	2,006
	ING Groep NV	6.114%	9/11/34	1,600	1,658
	ING Groep NV	5.550%	3/19/35	1,300	1,293
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	192
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	493
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	481
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	294
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,935
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,700	1,348
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,300	1,247
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,046
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	484
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	657
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	736
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	991
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	273
	Invesco Finance plc	3.750%	1/15/26	800	791
	Invesco Finance plc	5.375%	11/30/43	900	844
	Jackson Financial Inc.	3.125%	11/23/31	500	426
	Jackson Financial Inc.	4.000%	11/23/51	500	344
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	601
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	613
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,049
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	410
	Jefferies Financial Group Inc.	6.200%	4/14/34	2,150	2,214
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	329
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	371
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,512
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,104
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,506
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,150
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,633
[7]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,705
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,321
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	960
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,891
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	972
	JPMorgan Chase & Co.	5.040%	1/23/28	2,045	2,051
[7]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,445
	JPMorgan Chase & Co.	5.571%	4/22/28	1,675	1,704
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,482
[7]	JPMorgan Chase & Co.	3.540%	5/1/28	775	752
[7]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,646
	JPMorgan Chase & Co.	4.979%	7/22/28	810	812
	JPMorgan Chase & Co.	4.851%	7/25/28	1,650	1,649
	JPMorgan Chase & Co.	4.505%	10/22/28	700	694
[7]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,783
[7]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,648
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,816
[7]	JPMorgan Chase & Co.	4.203%	7/23/29	550	535
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,321
	JPMorgan Chase & Co.	6.087%	10/23/29	978	1,014
	JPMorgan Chase & Co.	5.012%	1/23/30	1,600	1,598
	JPMorgan Chase & Co.	5.581%	4/22/30	6,675	6,800

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,515
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,322
	JPMorgan Chase & Co.	4.995%	7/22/30	1,550	1,544
[7]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,800
	JPMorgan Chase & Co.	4.603%	10/22/30	1,000	981
[7]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,525
[7]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,127
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	831
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,481
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,432
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,298
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,925
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,914
	JPMorgan Chase & Co.	4.912%	7/25/33	1,600	1,565
	JPMorgan Chase & Co.	5.350%	6/1/34	2,830	2,828
	JPMorgan Chase & Co.	6.254%	10/23/34	2,500	2,643
	JPMorgan Chase & Co.	5.336%	1/23/35	2,675	2,659
	JPMorgan Chase & Co.	5.766%	4/22/35	3,125	3,197
	JPMorgan Chase & Co.	5.294%	7/22/35	2,850	2,820
	JPMorgan Chase & Co.	4.946%	10/22/35	700	675
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,181
[7]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,736
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,365
[7]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	5,914
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,182
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,162
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	992
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,126
	JPMorgan Chase & Co.	5.534%	11/29/45	2,025	1,975
[7]	JPMorgan Chase & Co.	4.260%	2/22/48	525	432
[7]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,731
[7]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,156
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,259
	JPMorgan Chase Bank NA	5.110%	12/8/26	1,335	1,349
	Kemper Corp.	3.800%	2/23/32	500	440
	KeyBank NA	4.700%	1/26/26	650	648
[7]	KeyBank NA	5.850%	11/15/27	1,300	1,331
[7]	KeyBank NA	4.390%	12/14/27	300	295
[7]	KeyBank NA	6.950%	2/1/28	250	260
[7]	KeyBank NA	4.900%	8/8/32	525	497
	KeyBank NA	5.000%	1/26/33	650	623
[7]	KeyCorp	2.250%	4/6/27	750	708
[7]	KeyCorp	4.100%	4/30/28	1,400	1,354
[7]	KeyCorp	2.550%	10/1/29	600	533
[7]	KeyCorp	4.789%	6/1/33	790	746
	KeyCorp	6.401%	3/6/35	825	859
	Lazard Group LLC	3.625%	3/1/27	1,350	1,314
	Lazard Group LLC	4.500%	9/19/28	425	416
	Lazard Group LLC	6.000%	3/15/31	500	513
	Legg Mason Inc.	4.750%	3/15/26	425	425
	Legg Mason Inc.	5.625%	1/15/44	450	439
	Lincoln National Corp.	3.625%	12/12/26	250	245
	Lincoln National Corp.	3.800%	3/1/28	850	819
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,066
	Lincoln National Corp.	4.375%	6/15/50	500	387
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	994
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,299
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,258
	Lloyds Banking Group plc	3.750%	3/18/28	700	681
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,955
[7]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,161
	Lloyds Banking Group plc	5.087%	11/26/28	500	501
	Lloyds Banking Group plc	5.871%	3/6/29	1,400	1,426
	Lloyds Banking Group plc	5.721%	6/5/30	700	712
	Lloyds Banking Group plc	7.953%	11/15/33	2,575	2,878
	Lloyds Banking Group plc	5.679%	1/5/35	2,250	2,242
	Lloyds Banking Group plc	5.590%	11/26/35	625	619
	Lloyds Banking Group plc	3.369%	12/14/46	520	361
	Lloyds Banking Group plc	4.344%	1/9/48	850	666
	Loews Corp.	3.750%	4/1/26	695	688

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Loews Corp.	3.200%	5/15/30	500	460
	Loews Corp.	6.000%	2/1/35	250	265
	Loews Corp.	4.125%	5/15/43	275	228
	LPL Holdings Inc.	5.700%	5/20/27	500	506
	LPL Holdings Inc.	6.750%	11/17/28	600	630
	LPL Holdings Inc.	6.000%	5/20/34	500	509
	M&T Bank Corp.	4.553%	8/16/28	500	494
[7]	M&T Bank Corp.	4.833%	1/16/29	125	124
	M&T Bank Corp.	7.413%	10/30/29	1,500	1,607
	M&T Bank Corp.	6.082%	3/13/32	415	425
	M&T Bank Corp.	5.053%	1/27/34	880	842
[7]	M&T Bank Corp.	5.385%	1/16/36	300	291
	Main Street Capital Corp.	3.000%	7/14/26	458	441
	Main Street Capital Corp.	6.500%	6/4/27	700	713
	Main Street Capital Corp.	6.950%	3/1/29	450	468
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,142
[7]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	240
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,523	2,496
	Manulife Financial Corp.	4.150%	3/4/26	575	572
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,075
[7]	Manulife Financial Corp.	4.061%	2/24/32	760	742
	Manulife Financial Corp.	5.375%	3/4/46	850	828
	Marex Group plc	6.404%	11/4/29	300	303
	Markel Group Inc.	3.500%	11/1/27	200	193
	Markel Group Inc.	3.350%	9/17/29	250	232
	Markel Group Inc.	5.000%	4/5/46	1,100	963
	Markel Group Inc.	4.300%	11/1/47	200	156
	Markel Group Inc.	5.000%	5/20/49	200	174
	Markel Group Inc.	3.450%	5/7/52	500	331
	Markel Group Inc.	6.000%	5/16/54	500	496
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	371
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	670	669
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	875	859
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	700	691
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	573
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	850	838
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	210
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,097
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	405
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	400	398
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	1,675	1,633
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	370
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	167
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,432
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	124
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	534
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	255
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	890	889
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	364	351
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	1,160	1,112
	Mastercard Inc.	2.950%	11/21/26	510	496
	Mastercard Inc.	3.300%	3/26/27	2,550	2,486
	Mastercard Inc.	4.100%	1/15/28	502	497
	Mastercard Inc.	3.500%	2/26/28	450	436
	Mastercard Inc.	4.875%	3/9/28	500	506
	Mastercard Inc.	2.950%	6/1/29	500	466
	Mastercard Inc.	3.350%	3/26/30	1,250	1,168
	Mastercard Inc.	1.900%	3/15/31	1,550	1,310
	Mastercard Inc.	2.000%	11/18/31	700	581
	Mastercard Inc.	4.350%	1/15/32	1,009	975
	Mastercard Inc.	4.875%	5/9/34	500	492
	Mastercard Inc.	4.550%	1/15/35	829	794
	Mastercard Inc.	3.800%	11/21/46	350	273
	Mastercard Inc.	3.950%	2/26/48	550	440
	Mastercard Inc.	3.650%	6/1/49	835	630
	Mastercard Inc.	3.850%	3/26/50	1,400	1,084
	Mastercard Inc.	2.950%	3/15/51	500	321
	Mercury General Corp.	4.400%	3/15/27	315	309
	MetLife Inc.	4.550%	3/23/30	956	943
	MetLife Inc.	6.500%	12/15/32	250	272

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	5.375%	7/15/33	1,103	1,115
	MetLife Inc.	6.375%	6/15/34	505	544
	MetLife Inc.	5.300%	12/15/34	1,450	1,445
	MetLife Inc.	5.700%	6/15/35	425	437
[7]	MetLife Inc.	6.400%	12/15/36	1,505	1,533
	MetLife Inc.	5.875%	2/6/41	645	658
	MetLife Inc.	4.875%	11/13/43	1,396	1,266
	MetLife Inc.	4.721%	12/15/44	150	133
	MetLife Inc.	4.050%	3/1/45	1,000	801
	MetLife Inc.	5.000%	7/15/52	1,600	1,445
	MetLife Inc.	5.250%	1/15/54	630	590
	MGIC Investment Corp.	5.250%	8/15/28	150	147
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	233
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	678
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,232
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	475
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	969
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,560
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	663
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	627
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,435
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,012
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,236
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	766
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,042
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	750	756
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	854
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,092
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	282
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	618
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	3,102	3,127
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	2,100	2,104
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	182
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,183
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	244
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,904
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	642
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	389
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,048
[7]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	972
[7]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,204
[7]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	877
	Mizuho Financial Group Inc.	2.564%	9/13/31	1,000	836
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,243
	Mizuho Financial Group Inc.	5.754%	5/27/34	1,200	1,223
	Mizuho Financial Group Inc.	5.748%	7/6/34	2,140	2,181
	Mizuho Financial Group Inc.	5.579%	5/26/35	1,000	1,008
	Mizuho Financial Group Inc.	5.594%	7/10/35	900	908
	Morgan Stanley	5.000%	11/24/25	1,100	1,102
[7]	Morgan Stanley	3.875%	1/27/26	1,800	1,786
[7]	Morgan Stanley	3.125%	7/27/26	3,150	3,077
[7]	Morgan Stanley	6.250%	8/9/26	1,294	1,325
[7]	Morgan Stanley	4.350%	9/8/26	6,479	6,433
	Morgan Stanley	3.625%	1/20/27	2,135	2,095
	Morgan Stanley	3.950%	4/23/27	745	730
	Morgan Stanley	1.593%	5/4/27	5,398	5,174
[7]	Morgan Stanley	1.512%	7/20/27	1,500	1,427
	Morgan Stanley	2.475%	1/21/28	500	476
[7]	Morgan Stanley	5.652%	4/13/28	1,050	1,067
	Morgan Stanley	4.210%	4/20/28	1,375	1,355
[7]	Morgan Stanley	3.591%	7/22/28	3,040	2,932
	Morgan Stanley	6.296%	10/18/28	2,200	2,279
[7]	Morgan Stanley	3.772%	1/24/29	2,850	2,748
	Morgan Stanley	5.123%	2/1/29	1,700	1,703
[7]	Morgan Stanley	5.164%	4/20/29	2,600	2,607
	Morgan Stanley	5.449%	7/20/29	2,125	2,148
	Morgan Stanley	6.407%	11/1/29	1,625	1,697
	Morgan Stanley	5.173%	1/16/30	2,050	2,051
[7]	Morgan Stanley	4.431%	1/23/30	300	292
	Morgan Stanley	5.656%	4/18/30	1,050	1,069

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.042%	7/19/30	1,700	1,693
	Morgan Stanley	4.654%	10/18/30	2,075	2,030
[7]	Morgan Stanley	2.699%	1/22/31	775	688
[7]	Morgan Stanley	3.622%	4/1/31	8,000	7,420
[7]	Morgan Stanley	1.794%	2/13/32	2,000	1,632
	Morgan Stanley	7.250%	4/1/32	705	792
[7]	Morgan Stanley	1.928%	4/28/32	2,200	1,801
[7]	Morgan Stanley	2.239%	7/21/32	3,500	2,898
[7]	Morgan Stanley	2.511%	10/20/32	2,000	1,674
	Morgan Stanley	2.943%	1/21/33	500	428
	Morgan Stanley	4.889%	7/20/33	3,200	3,098
	Morgan Stanley	6.342%	10/18/33	2,500	2,644
[7]	Morgan Stanley	5.250%	4/21/34	2,050	2,018
[7]	Morgan Stanley	5.424%	7/21/34	2,500	2,484
	Morgan Stanley	6.627%	11/1/34	1,625	1,744
	Morgan Stanley	5.466%	1/18/35	2,453	2,439
	Morgan Stanley	5.831%	4/19/35	4,250	4,329
	Morgan Stanley	5.320%	7/19/35	1,700	1,674
	Morgan Stanley	2.484%	9/16/36	2,700	2,195
	Morgan Stanley	5.297%	4/20/37	1,625	1,575
	Morgan Stanley	5.948%	1/19/38	840	841
[7]	Morgan Stanley	3.971%	7/22/38	2,100	1,784
	Morgan Stanley	5.942%	2/7/39	1,975	1,979
	Morgan Stanley	3.217%	4/22/42	1,375	1,018
	Morgan Stanley	6.375%	7/24/42	2,400	2,592
	Morgan Stanley	4.300%	1/27/45	2,850	2,350
[7]	Morgan Stanley	4.375%	1/22/47	1,950	1,627
[7]	Morgan Stanley	5.597%	3/24/51	2,700	2,658
[7]	Morgan Stanley	2.802%	1/25/52	2,780	1,697
	Morgan Stanley	5.516%	11/19/55	2,548	2,456
[7]	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,366
[7]	Morgan Stanley Bank NA	5.882%	10/30/26	1,225	1,251
	Morgan Stanley Bank NA	4.447%	10/15/27	1,600	1,589
[7]	Morgan Stanley Bank NA	4.952%	1/14/28	800	801
[7]	Morgan Stanley Bank NA	5.504%	5/26/28	2,100	2,127
[7]	Morgan Stanley Bank NA	4.968%	7/14/28	850	852
[12]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	500	503
	Nasdaq Inc.	3.850%	6/30/26	675	667
	Nasdaq Inc.	5.350%	6/28/28	1,000	1,014
	Nasdaq Inc.	1.650%	1/15/31	500	411
	Nasdaq Inc.	5.550%	2/15/34	1,000	1,009
	Nasdaq Inc.	2.500%	12/21/40	1,000	670
	Nasdaq Inc.	3.250%	4/28/50	165	110
	Nasdaq Inc.	3.950%	3/7/52	500	371
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,007
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,012
	National Australia Bank Ltd.	3.375%	1/14/26	150	148
[7]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,735
	National Australia Bank Ltd.	5.087%	6/11/27	525	531
	National Australia Bank Ltd.	4.944%	1/12/28	850	855
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,507
	National Australia Bank Ltd.	4.787%	1/10/29	600	601
	National Bank of Canada	5.600%	12/18/28	800	815
[7]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	51
	NatWest Group plc	4.800%	4/5/26	225	225
	NatWest Group plc	7.472%	11/10/26	2,175	2,219
	NatWest Group plc	5.847%	3/2/27	650	656
	NatWest Group plc	5.583%	3/1/28	500	506
[7]	NatWest Group plc	3.073%	5/22/28	2,450	2,342
	NatWest Group plc	5.516%	9/30/28	900	911
[7]	NatWest Group plc	4.892%	5/18/29	2,000	1,979
	NatWest Group plc	5.808%	9/13/29	800	816
[7]	NatWest Group plc	5.076%	1/27/30	3,140	3,108
[7]	NatWest Group plc	4.445%	5/8/30	175	169
	NatWest Group plc	4.964%	8/15/30	850	837
	NatWest Group plc	6.016%	3/2/34	650	666
	NatWest Group plc	6.475%	6/1/34	600	616
	NatWest Group plc	5.778%	3/1/35	1,250	1,257
[7]	NatWest Group plc	3.032%	11/28/35	1,200	1,036
	NMI Holdings Inc.	6.000%	8/15/29	123	124

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	947
	Nomura Holdings Inc.	5.594%	7/2/27	200	202
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,526
	Nomura Holdings Inc.	2.710%	1/22/29	1,350	1,226
	Nomura Holdings Inc.	5.605%	7/6/29	900	913
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,451
	Nomura Holdings Inc.	2.679%	7/16/30	750	653
	Nomura Holdings Inc.	2.608%	7/14/31	825	695
	Nomura Holdings Inc.	5.783%	7/3/34	2,100	2,120
[12]	North Haven Private Income Fund LLC	5.750%	2/1/30	249	243
	Northern Trust Corp.	4.000%	5/10/27	925	912
	Northern Trust Corp.	3.650%	8/3/28	325	314
	Northern Trust Corp.	3.150%	5/3/29	500	468
[7]	Northern Trust Corp.	3.375%	5/8/32	275	264
	Northern Trust Corp.	6.125%	11/2/32	810	854
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	471
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	450	463
[7]	Oaktree Strategic Credit Fund	8.400%	11/14/28	450	482
	Old Republic International Corp.	3.875%	8/26/26	425	418
	Old Republic International Corp.	5.750%	3/28/34	300	301
	Old Republic International Corp.	3.850%	6/11/51	500	351
	ORIX Corp.	3.700%	7/18/27	650	631
	ORIX Corp.	4.650%	9/10/29	447	440
	ORIX Corp.	2.250%	3/9/31	1,000	839
	PartnerRe Finance B LLC	3.700%	7/2/29	390	368
	PartnerRe Finance B LLC	4.500%	10/1/50	500	462
	PNC Bank NA	4.775%	1/15/27	850	850
[7]	PNC Bank NA	3.100%	10/25/27	250	240
[7]	PNC Bank NA	3.250%	1/22/28	600	574
[7]	PNC Bank NA	4.050%	7/26/28	1,000	966
[7]	PNC Bank NA	2.700%	10/22/29	300	269
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	803
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	805
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	849
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,879
	PNC Financial Services Group Inc.	5.102%	7/23/27	375	377
	PNC Financial Services Group Inc.	6.615%	10/20/27	800	824
	PNC Financial Services Group Inc.	5.300%	1/21/28	800	806
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,724
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	813
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,199
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,050	1,064
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,050
	PNC Financial Services Group Inc.	4.812%	10/21/32	1,250	1,217
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	637
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,267
	PNC Financial Services Group Inc.	5.068%	1/24/34	1,150	1,118
	PNC Financial Services Group Inc.	5.939%	8/18/34	915	941
	PNC Financial Services Group Inc.	6.875%	10/20/34	2,000	2,180
	PNC Financial Services Group Inc.	5.676%	1/22/35	6,650	6,719
	PNC Financial Services Group Inc.	5.401%	7/23/35	1,985	1,969
	Primerica Inc.	2.800%	11/19/31	500	427
	Principal Financial Group Inc.	3.100%	11/15/26	300	291
	Principal Financial Group Inc.	3.700%	5/15/29	500	476
	Principal Financial Group Inc.	2.125%	6/15/30	100	86
	Principal Financial Group Inc.	5.375%	3/15/33	500	500
	Principal Financial Group Inc.	4.625%	9/15/42	500	439
	Principal Financial Group Inc.	4.350%	5/15/43	340	286
	Principal Financial Group Inc.	4.300%	11/15/46	265	218
	Principal Financial Group Inc.	5.500%	3/15/53	500	477
	Progressive Corp.	2.450%	1/15/27	1,602	1,536
	Progressive Corp.	4.000%	3/1/29	409	397
	Progressive Corp.	6.625%	3/1/29	150	160
	Progressive Corp.	3.000%	3/15/32	1,250	1,097
	Progressive Corp.	4.950%	6/15/33	450	445
	Progressive Corp.	3.700%	1/26/45	250	191
	Progressive Corp.	4.125%	4/15/47	385	310
	Progressive Corp.	4.200%	3/15/48	465	379
	Progressive Corp.	3.950%	3/26/50	870	673
	Progressive Corp.	3.700%	3/15/52	500	369

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prospect Capital Corp.	3.364%	11/15/26	250	233
[7]	Prudential Financial Inc.	5.750%	7/15/33	345	360
[7]	Prudential Financial Inc.	5.700%	12/14/36	805	825
[7]	Prudential Financial Inc.	6.625%	12/1/37	300	329
[7]	Prudential Financial Inc.	6.625%	6/21/40	250	274
[7]	Prudential Financial Inc.	5.100%	8/15/43	188	177
[7]	Prudential Financial Inc.	4.600%	5/15/44	1,100	958
[7]	Prudential Financial Inc.	5.375%	5/15/45	346	344
	Prudential Financial Inc.	3.905%	12/7/47	1,332	1,017
[7]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,140
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,069
[7]	Prudential Financial Inc.	4.350%	2/25/50	935	759
[7]	Prudential Financial Inc.	3.700%	10/1/50	700	622
[7]	Prudential Financial Inc.	3.700%	3/13/51	800	577
	Prudential Financial Inc.	5.125%	3/1/52	750	712
	Prudential Financial Inc.	6.000%	9/1/52	450	450
	Prudential Financial Inc.	6.750%	3/1/53	500	520
	Prudential Financial Inc.	6.500%	3/15/54	1,225	1,258
	Prudential Funding Asia plc	3.125%	4/14/30	740	671
	Prudential Funding Asia plc	3.625%	3/24/32	500	451
	Radian Group Inc.	6.200%	5/15/29	651	668
	Raymond James Financial Inc.	4.650%	4/1/30	250	247
	Raymond James Financial Inc.	4.950%	7/15/46	875	784
	Raymond James Financial Inc.	3.750%	4/1/51	500	361
[7]	Regions Bank	6.450%	6/26/37	500	508
	Regions Financial Corp.	1.800%	8/12/28	500	445
	Regions Financial Corp.	5.722%	6/6/30	850	861
	Regions Financial Corp.	5.502%	9/6/35	280	273
	Regions Financial Corp.	7.375%	12/10/37	500	557
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	323
	Reinsurance Group of America Inc.	3.900%	5/15/29	500	477
	Reinsurance Group of America Inc.	6.000%	9/15/33	575	590
	Reinsurance Group of America Inc.	5.750%	9/15/34	750	755
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	218
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	400	376
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	606	608
[7]	Royal Bank of Canada	4.875%	1/12/26	850	852
[7]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,347
[7]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,862
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,603
[7]	Royal Bank of Canada	1.150%	7/14/26	600	570
[7]	Royal Bank of Canada	1.400%	11/2/26	500	472
[7]	Royal Bank of Canada	4.875%	1/19/27	600	602
[7]	Royal Bank of Canada	2.050%	1/21/27	350	332
	Royal Bank of Canada	3.625%	5/4/27	925	903
[7]	Royal Bank of Canada	5.069%	7/23/27	700	703
[7]	Royal Bank of Canada	4.240%	8/3/27	675	667
[7]	Royal Bank of Canada	4.510%	10/18/27	490	488
[7]	Royal Bank of Canada	6.000%	11/1/27	875	904
[7]	Royal Bank of Canada	4.900%	1/12/28	850	850
[7]	Royal Bank of Canada	4.522%	10/18/28	490	486
[7]	Royal Bank of Canada	4.950%	2/1/29	600	600
[7]	Royal Bank of Canada	4.969%	8/2/30	475	472
[7]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,062
	Royal Bank of Canada	3.875%	5/4/32	925	851
[7]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,753
[7]	Royal Bank of Canada	5.000%	5/2/33	825	811
[7]	Royal Bank of Canada	5.150%	2/1/34	600	593
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,725
	Santander Holdings USA Inc.	2.490%	1/6/28	925	877
	Santander Holdings USA Inc.	6.499%	3/9/29	650	668
	Santander Holdings USA Inc.	6.174%	1/9/30	600	612
	Santander Holdings USA Inc.	7.660%	11/9/31	500	546
[7]	Santander UK Group Holdings plc	3.823%	11/3/28	500	481
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,134
	Santander UK Group Holdings plc	2.896%	3/15/32	500	428
	Selective Insurance Group Inc.	5.375%	3/1/49	240	219
	SiriusPoint Ltd.	7.000%	4/5/29	176	181
[12]	Sixth Street Lending Partners	6.500%	3/11/29	625	633
[12]	Sixth Street Lending Partners	5.750%	1/15/30	500	490

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	540	547
[12]	Societe Generale SA	3.000%	1/22/30	1,000	888
	State Street Bank & Trust Co.	4.782%	11/23/29	850	847
	State Street Corp.	5.104%	5/18/26	2,850	2,854
	State Street Corp.	2.650%	5/19/26	4,500	4,389
	State Street Corp.	5.272%	8/3/26	1,000	1,010
	State Street Corp.	4.993%	3/18/27	825	832
	State Street Corp.	5.820%	11/4/28	500	514
	State Street Corp.	4.530%	2/20/29	400	395
	State Street Corp.	5.684%	11/21/29	800	822
[7]	State Street Corp.	4.141%	12/3/29	800	777
	State Street Corp.	2.400%	1/24/30	625	559
	State Street Corp.	2.200%	3/3/31	500	425
	State Street Corp.	4.675%	10/22/32	2,500	2,428
	State Street Corp.	4.821%	1/26/34	610	591
	State Street Corp.	5.159%	5/18/34	1,000	992
[7]	State Street Corp.	3.031%	11/1/34	550	496
	State Street Corp.	6.123%	11/21/34	500	520
	Stewart Information Services Corp.	3.600%	11/15/31	375	325
	Stifel Financial Corp.	4.000%	5/15/30	100	94
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	798
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	539
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,163
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	946
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	631
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	976
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	499
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,519
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	508
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,633
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,532
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,687
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,250	3,191
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	918
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,014
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	360
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,050
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,111
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	614
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	828
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,419
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	2,600	2,677
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	850	859
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	399
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	868
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,375	1,381
	Synchrony Financial	3.700%	8/4/26	500	489
	Synchrony Financial	3.950%	12/1/27	1,125	1,088
	Synchrony Financial	2.875%	10/28/31	400	332
	Synovus Bank	5.625%	2/15/28	1,050	1,052
	Synovus Financial Corp.	6.168%	11/1/30	500	504
[7]	Toronto-Dominion Bank	0.750%	1/6/26	900	866
	Toronto-Dominion Bank	5.103%	1/9/26	850	854
[7]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	1,012
[7]	Toronto-Dominion Bank	1.250%	9/10/26	600	567
[7]	Toronto-Dominion Bank	1.950%	1/12/27	500	473
[7]	Toronto-Dominion Bank	2.800%	3/10/27	1,250	1,199
[7]	Toronto-Dominion Bank	4.980%	4/5/27	675	677
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	2,016
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,090
[7]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	1,017
[7]	Toronto-Dominion Bank	4.994%	4/5/29	675	674
[7]	Toronto-Dominion Bank	2.000%	9/10/31	600	497
[7]	Toronto-Dominion Bank	3.625%	9/15/31	500	486
[7]	Toronto-Dominion Bank	2.450%	1/12/32	500	417
[7]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,966
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,942
	Toronto-Dominion Bank	5.146%	9/10/34	500	489
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	771
	Travelers Cos. Inc.	6.750%	6/20/36	475	528

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,140
	Travelers Cos. Inc.	5.350%	11/1/40	1,730	1,695
	Travelers Cos. Inc.	4.600%	8/1/43	500	440
	Travelers Cos. Inc.	4.300%	8/25/45	250	208
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	830
	Travelers Cos. Inc.	4.050%	3/7/48	250	199
	Travelers Cos. Inc.	4.100%	3/4/49	350	279
	Travelers Cos. Inc.	2.550%	4/27/50	500	295
	Travelers Property Casualty Corp.	6.375%	3/15/33	113	124
	Trinity Acquisition plc	4.400%	3/15/26	450	447
[7]	Truist Bank	3.300%	5/15/26	1,216	1,190
[7]	Truist Bank	3.800%	10/30/26	400	392
[7]	Truist Bank	2.250%	3/11/30	800	687
[7]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,918
[7]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,219
[7]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,505
[7]	Truist Financial Corp.	4.873%	1/26/29	1,800	1,788
[7]	Truist Financial Corp.	3.875%	3/19/29	600	572
[7]	Truist Financial Corp.	1.887%	6/7/29	675	609
[7]	Truist Financial Corp.	7.161%	10/30/29	950	1,015
[7]	Truist Financial Corp.	5.435%	1/24/30	1,225	1,236
[7]	Truist Financial Corp.	1.950%	6/5/30	300	256
[7]	Truist Financial Corp.	4.916%	7/28/33	800	755
[7]	Truist Financial Corp.	6.123%	10/28/33	300	312
[7]	Truist Financial Corp.	5.122%	1/26/34	2,125	2,062
[7]	Truist Financial Corp.	5.867%	6/8/34	1,100	1,118
[7]	Truist Financial Corp.	5.711%	1/24/35	1,475	1,487
	UBS AG	1.250%	6/1/26	1,100	1,049
	UBS AG	1.250%	8/7/26	1,165	1,103
	UBS AG	5.000%	7/9/27	1,000	1,006
	UBS AG	7.500%	2/15/28	3,088	3,306
	UBS AG	5.650%	9/11/28	1,100	1,125
	UBS AG	4.500%	6/26/48	850	720
	UBS Group AG	4.550%	4/17/26	1,690	1,684
[12]	UBS Group AG	4.194%	4/1/31	1,000	946
	UBS Group AG	4.875%	5/15/45	1,680	1,502
	Unum Group	4.000%	6/15/29	210	201
	Unum Group	5.750%	8/15/42	400	390
	Unum Group	4.500%	12/15/49	500	397
	Unum Group	4.125%	6/15/51	500	368
	Unum Group	6.000%	6/15/54	265	262
[7]	US Bancorp	3.100%	4/27/26	2,257	2,209
[7]	US Bancorp	2.375%	7/22/26	125	121
[7]	US Bancorp	3.150%	4/27/27	3,314	3,206
	US Bancorp	6.787%	10/26/27	800	826
[7]	US Bancorp	2.215%	1/27/28	800	758
[7]	US Bancorp	3.900%	4/26/28	525	509
[7]	US Bancorp	4.548%	7/22/28	1,510	1,496
	US Bancorp	5.775%	6/12/29	1,225	1,254
[7]	US Bancorp	3.000%	7/30/29	1,775	1,627
	US Bancorp	5.384%	1/23/30	2,550	2,572
	US Bancorp	5.100%	7/23/30	985	983
[7]	US Bancorp	2.677%	1/27/33	500	421
[7]	US Bancorp	4.967%	7/22/33	1,130	1,083
	US Bancorp	5.850%	10/21/33	1,525	1,560
	US Bancorp	4.839%	2/1/34	1,920	1,835
	US Bancorp	5.836%	6/12/34	2,025	2,064
	US Bancorp	5.678%	1/23/35	2,700	2,724
	US Bancorp	2.491%	11/3/36	980	795
	US Bank NA	4.507%	10/22/27	1,050	1,044
	Visa Inc.	1.900%	4/15/27	1,200	1,134
	Visa Inc.	0.750%	8/15/27	500	456
	Visa Inc.	2.750%	9/15/27	896	857
	Visa Inc.	2.050%	4/15/30	975	852
	Visa Inc.	1.100%	2/15/31	800	647
	Visa Inc.	4.150%	12/14/35	1,250	1,155
	Visa Inc.	2.700%	4/15/40	1,450	1,057
	Visa Inc.	4.300%	12/14/45	2,580	2,205
	Visa Inc.	3.650%	9/15/47	655	500
	Visa Inc.	2.000%	8/15/50	1,500	810

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Voya Financial Inc.	3.650%	6/15/26	750	738
	Voya Financial Inc.	5.700%	7/15/43	650	620
	Voya Financial Inc.	4.800%	6/15/46	125	106
	W R Berkley Corp.	4.750%	8/1/44	290	253
	W R Berkley Corp.	3.550%	3/30/52	1,000	687
	W R Berkley Corp.	3.150%	9/30/61	500	294
	Wachovia Corp.	7.500%	4/15/35	150	173
	Wachovia Corp.	5.500%	8/1/35	325	325
	Wachovia Corp.	6.550%	10/15/35	100	107
	Webster Financial Corp.	4.100%	3/25/29	245	233
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,937
[7]	Wells Fargo & Co.	4.100%	6/3/26	7,151	7,078
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,206
[7]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,480
[7]	Wells Fargo & Co.	3.526%	3/24/28	1,500	1,455
[7]	Wells Fargo & Co.	5.707%	4/22/28	2,525	2,566
[7]	Wells Fargo & Co.	3.584%	5/22/28	1,048	1,016
[7]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,412
[7]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,188
[7]	Wells Fargo & Co.	4.150%	1/24/29	200	194
[7]	Wells Fargo & Co.	5.574%	7/25/29	2,000	2,029
	Wells Fargo & Co.	6.303%	10/23/29	2,195	2,282
[7]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,218
[7]	Wells Fargo & Co.	4.478%	4/4/31	5,210	5,041
[7]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,472
	Wells Fargo & Co.	5.389%	4/24/34	4,419	4,363
[7]	Wells Fargo & Co.	5.557%	7/25/34	5,000	4,987
	Wells Fargo & Co.	6.491%	10/23/34	1,750	1,858
	Wells Fargo & Co.	5.499%	1/23/35	2,420	2,405
	Wells Fargo & Co.	5.211%	12/3/35	2,125	2,070
[7]	Wells Fargo & Co.	5.950%	12/15/36	225	226
[7]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,354
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,818
[7]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,825
	Wells Fargo & Co.	3.900%	5/1/45	650	503
[7]	Wells Fargo & Co.	4.900%	11/17/45	2,300	1,992
[7]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,104
[7]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,827
[7]	Wells Fargo & Co.	5.013%	4/4/51	4,500	4,006
[7]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,545
	Wells Fargo Bank NA	4.811%	1/15/26	800	802
[7]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,442
	Wells Fargo Bank NA	5.254%	12/11/26	2,000	2,023
	Wells Fargo Bank NA	5.950%	8/26/36	550	566
[7]	Wells Fargo Bank NA	5.850%	2/1/37	425	433
[7]	Wells Fargo Bank NA	6.600%	1/15/38	605	659
	Western Union Co.	1.350%	3/15/26	500	478
	Western Union Co.	2.750%	3/15/31	500	423
	Western Union Co.	6.200%	11/17/36	410	414
	Westpac Banking Corp.	5.200%	4/16/26	625	630
	Westpac Banking Corp.	2.850%	5/13/26	450	440
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,491
[7]	Westpac Banking Corp.	4.600%	10/20/26	505	506
	Westpac Banking Corp.	3.350%	3/8/27	800	780
	Westpac Banking Corp.	5.535%	11/17/28	800	822
	Westpac Banking Corp.	1.953%	11/20/28	900	811
	Westpac Banking Corp.	5.050%	4/16/29	625	631
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,461
	Westpac Banking Corp.	5.405%	8/10/33	875	861
	Westpac Banking Corp.	6.820%	11/17/33	600	648
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,648
	Westpac Banking Corp.	2.668%	11/15/35	2,050	1,745
[7]	Westpac Banking Corp.	5.618%	11/20/35	1,365	1,343
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,691
	Westpac Banking Corp.	2.963%	11/16/40	1,000	711
	Willis North America Inc.	4.500%	9/15/28	1,500	1,474
	Willis North America Inc.	2.950%	9/15/29	660	601
	Willis North America Inc.	5.350%	5/15/33	300	298
	Willis North America Inc.	5.050%	9/15/48	200	176
	Willis North America Inc.	3.875%	9/15/49	625	458

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	5.900%	3/5/54	625	613
	XL Group Ltd.	5.250%	12/15/43	100	92
	Zions Bancorp NA	3.250%	10/29/29	250	223
	Zions Bancorp NA	6.816%	11/19/35	250	252
					1,669,080
Health Care (1.1%)
	Abbott Laboratories	3.750%	11/30/26	502	496
	Abbott Laboratories	1.150%	1/30/28	1,850	1,675
	Abbott Laboratories	1.400%	6/30/30	400	338
	Abbott Laboratories	4.750%	11/30/36	700	675
	Abbott Laboratories	6.150%	11/30/37	425	462
	Abbott Laboratories	6.000%	4/1/39	250	269
	Abbott Laboratories	5.300%	5/27/40	310	311
	Abbott Laboratories	4.750%	4/15/43	500	469
	Abbott Laboratories	4.900%	11/30/46	2,615	2,436
	AbbVie Inc.	3.200%	5/14/26	2,321	2,280
	AbbVie Inc.	2.950%	11/21/26	4,390	4,266
	AbbVie Inc.	4.800%	3/15/27	2,500	2,514
	AbbVie Inc.	4.250%	11/14/28	1,475	1,452
	AbbVie Inc.	4.800%	3/15/29	2,350	2,348
	AbbVie Inc.	3.200%	11/21/29	5,600	5,198
	AbbVie Inc.	4.950%	3/15/31	1,850	1,848
	AbbVie Inc.	5.050%	3/15/34	2,500	2,470
	AbbVie Inc.	4.550%	3/15/35	1,725	1,620
	AbbVie Inc.	4.500%	5/14/35	2,105	1,968
	AbbVie Inc.	4.300%	5/14/36	1,375	1,254
	AbbVie Inc.	4.050%	11/21/39	3,977	3,397
	AbbVie Inc.	4.625%	10/1/42	430	380
	AbbVie Inc.	4.400%	11/6/42	2,119	1,831
	AbbVie Inc.	5.350%	3/15/44	250	243
	AbbVie Inc.	4.850%	6/15/44	945	855
	AbbVie Inc.	4.750%	3/15/45	525	467
	AbbVie Inc.	4.700%	5/14/45	2,257	1,993
	AbbVie Inc.	4.450%	5/14/46	2,100	1,785
	AbbVie Inc.	4.875%	11/14/48	900	807
	AbbVie Inc.	4.250%	11/21/49	5,840	4,749
	AbbVie Inc.	5.400%	3/15/54	2,800	2,693
	AbbVie Inc.	5.500%	3/15/64	2,000	1,910
	Adventist Health System	5.430%	3/1/32	500	498
	Adventist Health System	5.757%	12/1/34	375	378
	Adventist Health System	3.630%	3/1/49	375	263
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	325	315
[7]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	87
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	305
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	177
[7]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	197
	Aetna Inc.	6.625%	6/15/36	1,300	1,364
	Aetna Inc.	6.750%	12/15/37	350	369
	Aetna Inc.	4.500%	5/15/42	375	304
	Agilent Technologies Inc.	3.050%	9/22/26	450	438
	Agilent Technologies Inc.	2.750%	9/15/29	468	425
	Agilent Technologies Inc.	2.100%	6/4/30	325	279
	Agilent Technologies Inc.	2.300%	3/12/31	500	424
	Agilent Technologies Inc.	4.750%	9/9/34	500	476
	AHS Hospital Corp.	5.024%	7/1/45	325	303
[7]	AHS Hospital Corp.	2.780%	7/1/51	500	308
[7]	Allina Health System	3.887%	4/15/49	325	246
	Amgen Inc.	5.507%	3/2/26	1,000	1,000
	Amgen Inc.	2.600%	8/19/26	1,845	1,786
	Amgen Inc.	2.200%	2/21/27	1,725	1,636
	Amgen Inc.	3.200%	11/2/27	1,000	962
	Amgen Inc.	5.150%	3/2/28	3,475	3,500
	Amgen Inc.	1.650%	8/15/28	1,000	894
	Amgen Inc.	3.000%	2/22/29	3,700	3,439
	Amgen Inc.	4.050%	8/18/29	1,050	1,010
	Amgen Inc.	2.450%	2/21/30	1,675	1,480
	Amgen Inc.	5.250%	3/2/30	1,300	1,312
	Amgen Inc.	2.300%	2/25/31	2,100	1,788
	Amgen Inc.	2.000%	1/15/32	2,850	2,312

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.350%	2/22/32	1,000	891
	Amgen Inc.	4.200%	3/1/33	625	579
	Amgen Inc.	5.250%	3/2/33	5,565	5,524
	Amgen Inc.	3.150%	2/21/40	3,000	2,228
	Amgen Inc.	2.800%	8/15/41	1,000	694
	Amgen Inc.	4.950%	10/1/41	500	450
	Amgen Inc.	5.150%	11/15/41	451	418
	Amgen Inc.	5.600%	3/2/43	1,670	1,624
	Amgen Inc.	4.400%	5/1/45	1,875	1,551
	Amgen Inc.	4.563%	6/15/48	656	545
	Amgen Inc.	3.375%	2/21/50	1,675	1,145
	Amgen Inc.	4.663%	6/15/51	3,189	2,672
	Amgen Inc.	3.000%	1/15/52	1,250	788
	Amgen Inc.	4.200%	2/22/52	800	618
	Amgen Inc.	5.650%	3/2/53	3,000	2,888
	Amgen Inc.	2.770%	9/1/53	2,776	1,613
	Amgen Inc.	4.400%	2/22/62	700	542
	Amgen Inc.	5.750%	3/2/63	2,250	2,155
[7]	Ascension Health	2.532%	11/15/29	1,056	949
[7]	Ascension Health	3.106%	11/15/39	300	226
	Ascension Health	3.945%	11/15/46	1,150	916
[7]	Ascension Health	4.847%	11/15/53	610	544
	AstraZeneca Finance LLC	1.200%	5/28/26	500	478
	AstraZeneca Finance LLC	4.800%	2/26/27	1,400	1,408
	AstraZeneca Finance LLC	4.875%	3/3/28	650	654
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	997
	AstraZeneca Finance LLC	4.850%	2/26/29	1,050	1,052
	AstraZeneca Finance LLC	4.900%	3/3/30	650	652
	AstraZeneca Finance LLC	4.900%	2/26/31	1,000	999
	AstraZeneca Finance LLC	2.250%	5/28/31	500	426
	AstraZeneca Finance LLC	4.875%	3/3/33	650	642
	AstraZeneca Finance LLC	5.000%	2/26/34	1,275	1,261
	AstraZeneca plc	0.700%	4/8/26	1,000	954
	AstraZeneca plc	3.125%	6/12/27	500	484
	AstraZeneca plc	1.375%	8/6/30	1,020	850
	AstraZeneca plc	6.450%	9/15/37	2,605	2,856
	AstraZeneca plc	4.000%	9/18/42	845	699
	AstraZeneca plc	4.375%	11/16/45	1,475	1,262
	AstraZeneca plc	2.125%	8/6/50	700	380
	AstraZeneca plc	3.000%	5/28/51	250	163
	Banner Health	2.338%	1/1/30	375	332
	Banner Health	1.897%	1/1/31	500	418
	Banner Health	2.907%	1/1/42	500	355
[7]	Banner Health	3.181%	1/1/50	225	152
	Banner Health	2.913%	1/1/51	500	318
[7]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	500	284
[7]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	350
	Baxalta Inc.	4.000%	6/23/25	1,411	1,406
	Baxalta Inc.	5.250%	6/23/45	415	383
	Baxter International Inc.	2.600%	8/15/26	400	387
	Baxter International Inc.	1.915%	2/1/27	1,125	1,061
	Baxter International Inc.	2.272%	12/1/28	1,175	1,059
	Baxter International Inc.	3.950%	4/1/30	555	524
	Baxter International Inc.	1.730%	4/1/31	600	487
	Baxter International Inc.	2.539%	2/1/32	1,275	1,062
	Baxter International Inc.	3.500%	8/15/46	375	259
	Baxter International Inc.	3.132%	12/1/51	950	588
[7]	Baylor Scott & White Holdings	1.777%	11/15/30	500	419
	Baylor Scott & White Holdings	4.185%	11/15/45	400	333
[7]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	950
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,395
	Becton Dickinson & Co.	4.693%	2/13/28	750	746
	Becton Dickinson & Co.	4.874%	2/8/29	166	165
	Becton Dickinson & Co.	5.081%	6/7/29	500	503
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	896
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	832
	Becton Dickinson & Co.	4.298%	8/22/32	350	329
	Becton Dickinson & Co.	5.110%	2/8/34	500	492
	Becton Dickinson & Co.	4.685%	12/15/44	675	583
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,045

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	308
	Biogen Inc.	2.250%	5/1/30	1,425	1,231
	Biogen Inc.	3.150%	5/1/50	645	406
	Biogen Inc.	3.250%	2/15/51	589	377
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	242
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	448
[7]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	172
[7]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	288
[7]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	208
[7]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	167
	Boston Scientific Corp.	2.650%	6/1/30	700	625
	Boston Scientific Corp.	6.500%	11/15/35	225	247
	Boston Scientific Corp.	4.550%	3/1/39	559	511
	Boston Scientific Corp.	7.375%	1/15/40	225	263
	Boston Scientific Corp.	4.700%	3/1/49	1,064	936
	Bristol-Myers Squibb Co.	4.950%	2/20/26	850	854
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,280
	Bristol-Myers Squibb Co.	4.900%	2/22/27	850	857
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	481
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,224
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,500	1,507
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,050	2,876
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	414
	Bristol-Myers Squibb Co.	5.100%	2/22/31	1,050	1,057
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	871
	Bristol-Myers Squibb Co.	5.900%	11/15/33	800	839
	Bristol-Myers Squibb Co.	5.200%	2/22/34	2,400	2,393
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,530	1,318
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	285
	Bristol-Myers Squibb Co.	4.625%	5/15/44	650	573
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,440
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,797
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,713
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	663
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,285
	Bristol-Myers Squibb Co.	6.250%	11/15/53	800	847
	Bristol-Myers Squibb Co.	5.550%	2/22/54	2,300	2,237
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	590
	Bristol-Myers Squibb Co.	6.400%	11/15/63	1,250	1,336
	Bristol-Myers Squibb Co.	5.650%	2/22/64	1,450	1,394
	Cardinal Health Inc.	4.700%	11/15/26	400	399
	Cardinal Health Inc.	5.125%	2/15/29	550	551
	Cardinal Health Inc.	5.000%	11/15/29	575	571
	Cardinal Health Inc.	5.450%	2/15/34	425	423
	Cardinal Health Inc.	5.350%	11/15/34	950	930
	Cardinal Health Inc.	4.600%	3/15/43	400	338
	Cardinal Health Inc.	4.500%	11/15/44	250	205
	Cardinal Health Inc.	4.368%	6/15/47	850	678
	Cardinal Health Inc.	5.750%	11/15/54	500	478
[7]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	336
	Cencora Inc.	3.450%	12/15/27	700	677
	Cencora Inc.	4.625%	12/15/27	300	300
	Cencora Inc.	4.850%	12/15/29	250	248
	Cencora Inc.	2.800%	5/15/30	975	874
	Cencora Inc.	2.700%	3/15/31	1,000	867
	Cencora Inc.	5.125%	2/15/34	425	416
	Cencora Inc.	5.150%	2/15/35	200	195
	Cencora Inc.	4.300%	12/15/47	816	658
	Centene Corp.	4.250%	12/15/27	2,262	2,189
	Centene Corp.	2.450%	7/15/28	2,267	2,043
	Centene Corp.	4.625%	12/15/29	3,096	2,927
	Centene Corp.	3.375%	2/15/30	1,035	922
	Centene Corp.	3.000%	10/15/30	1,954	1,686
	Centene Corp.	2.500%	3/1/31	1,869	1,543
	Centene Corp.	2.625%	8/1/31	1,210	996
	Children's Health System of Texas	2.511%	8/15/50	500	295
[7]	Children's Hospital	2.928%	7/15/50	500	313
[7]	Children's Hospital Corp.	4.115%	1/1/47	200	164
[7]	Children's Hospital Corp.	2.585%	2/1/50	200	120
	Children's Hospital Medical Center	4.268%	5/15/44	150	129

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	309
[7]	CHRISTUS Health	4.341%	7/1/28	425	416
[7]	Cigna Group	4.500%	2/25/26	1,080	1,077
[7]	Cigna Group	3.400%	3/1/27	2,850	2,771
	Cigna Group	4.375%	10/15/28	1,775	1,739
	Cigna Group	5.000%	5/15/29	850	849
	Cigna Group	2.400%	3/15/30	1,317	1,151
	Cigna Group	5.125%	5/15/31	625	622
	Cigna Group	5.250%	2/15/34	1,000	980
	Cigna Group	4.800%	8/15/38	1,970	1,785
	Cigna Group	3.200%	3/15/40	1,250	915
[7]	Cigna Group	6.125%	11/15/41	334	339
[7]	Cigna Group	4.800%	7/15/46	4,550	3,875
[7]	Cigna Group	3.875%	10/15/47	25	18
	Cigna Group	4.900%	12/15/48	825	702
	Cigna Group	3.400%	3/15/50	1,725	1,132
	Cigna Group	3.400%	3/15/51	1,000	651
	Cigna Group	5.600%	2/15/54	1,000	936
[7]	City of Hope	5.623%	11/15/43	250	238
[7]	City of Hope	4.378%	8/15/48	500	402
	Cleveland Clinic Foundation	4.858%	1/1/14	325	275
	CommonSpirit Health	3.347%	10/1/29	725	675
	CommonSpirit Health	2.782%	10/1/30	500	443
	CommonSpirit Health	5.205%	12/1/31	925	921
	CommonSpirit Health	5.318%	12/1/34	525	518
[7]	CommonSpirit Health	4.350%	11/1/42	790	659
	CommonSpirit Health	3.817%	10/1/49	225	167
	CommonSpirit Health	4.187%	10/1/49	780	610
	CommonSpirit Health	3.910%	10/1/50	830	612
	CommonSpirit Health	5.548%	12/1/54	462	442
[7]	Community Health Network Inc.	3.099%	5/1/50	965	614
[7]	Corewell Health Obligated Group	3.487%	7/15/49	275	196
[7]	Cottage Health Obligated Group	3.304%	11/1/49	425	297
	CVS Health Corp.	5.000%	2/20/26	2,200	2,198
	CVS Health Corp.	2.875%	6/1/26	3,547	3,444
	CVS Health Corp.	3.000%	8/15/26	1,300	1,260
	CVS Health Corp.	3.625%	4/1/27	475	461
	CVS Health Corp.	1.300%	8/21/27	1,750	1,585
	CVS Health Corp.	4.300%	3/25/28	4,084	3,958
	CVS Health Corp.	5.000%	1/30/29	3,000	2,959
	CVS Health Corp.	5.400%	6/1/29	750	750
	CVS Health Corp.	3.250%	8/15/29	1,950	1,775
	CVS Health Corp.	5.125%	2/21/30	1,000	979
	CVS Health Corp.	3.750%	4/1/30	1,563	1,433
	CVS Health Corp.	1.750%	8/21/30	2,000	1,629
	CVS Health Corp.	5.250%	1/30/31	500	488
	CVS Health Corp.	1.875%	2/28/31	1,100	887
	CVS Health Corp.	5.550%	6/1/31	825	819
	CVS Health Corp.	5.250%	2/21/33	1,800	1,723
	CVS Health Corp.	5.300%	6/1/33	1,050	1,006
	CVS Health Corp.	5.700%	6/1/34	1,050	1,032
	CVS Health Corp.	4.875%	7/20/35	525	477
	CVS Health Corp.	4.780%	3/25/38	4,150	3,584
	CVS Health Corp.	6.125%	9/15/39	575	562
	CVS Health Corp.	5.300%	12/5/43	375	327
	CVS Health Corp.	5.125%	7/20/45	4,100	3,445
	CVS Health Corp.	5.050%	3/25/48	6,809	5,614
	CVS Health Corp.	5.625%	2/21/53	1,000	884
	CVS Health Corp.	5.875%	6/1/53	936	857
	CVS Health Corp.	6.050%	6/1/54	825	775
	CVS Health Corp.	6.000%	6/1/63	670	611
	Danaher Corp.	2.600%	10/1/50	550	327
	Danaher Corp.	2.800%	12/10/51	1,000	615
[7]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	227
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	508
	DH Europe Finance II Sarl	3.250%	11/15/39	725	564
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	848
	Dignity Health	4.500%	11/1/42	550	460
	Dignity Health	5.267%	11/1/64	225	202
[7]	Duke University Health System Inc.	3.920%	6/1/47	450	354

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	465
	Elevance Health Inc.	4.900%	2/8/26	500	500
	Elevance Health Inc.	4.500%	10/30/26	200	200
	Elevance Health Inc.	5.150%	6/15/29	500	503
	Elevance Health Inc.	2.875%	9/15/29	425	386
	Elevance Health Inc.	4.750%	2/15/30	340	336
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,169
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,098
	Elevance Health Inc.	4.950%	11/1/31	620	610
	Elevance Health Inc.	4.100%	5/15/32	700	646
	Elevance Health Inc.	5.500%	10/15/32	500	504
	Elevance Health Inc.	4.750%	2/15/33	950	910
	Elevance Health Inc.	5.375%	6/15/34	845	837
	Elevance Health Inc.	5.950%	12/15/34	250	259
	Elevance Health Inc.	5.200%	2/15/35	1,075	1,049
	Elevance Health Inc.	5.850%	1/15/36	300	303
	Elevance Health Inc.	6.375%	6/15/37	300	316
	Elevance Health Inc.	4.625%	5/15/42	675	582
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,518
	Elevance Health Inc.	5.100%	1/15/44	525	476
	Elevance Health Inc.	4.650%	8/15/44	75	64
	Elevance Health Inc.	4.375%	12/1/47	918	736
	Elevance Health Inc.	4.550%	3/1/48	120	98
	Elevance Health Inc.	3.700%	9/15/49	700	497
	Elevance Health Inc.	3.125%	5/15/50	1,270	808
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,038
	Elevance Health Inc.	4.550%	5/15/52	700	562
	Elevance Health Inc.	6.100%	10/15/52	500	505
	Elevance Health Inc.	5.125%	2/15/53	650	575
	Elevance Health Inc.	5.650%	6/15/54	850	814
	Elevance Health Inc.	5.700%	2/15/55	1,315	1,266
	Elevance Health Inc.	5.850%	11/1/64	675	651
	Eli Lilly & Co.	4.500%	2/9/27	850	852
	Eli Lilly & Co.	4.150%	8/14/27	250	249
	Eli Lilly & Co.	4.500%	2/9/29	1,050	1,045
	Eli Lilly & Co.	3.375%	3/15/29	335	319
	Eli Lilly & Co.	4.200%	8/14/29	853	835
	Eli Lilly & Co.	4.700%	2/27/33	900	882
	Eli Lilly & Co.	4.700%	2/9/34	3,000	2,908
	Eli Lilly & Co.	4.600%	8/14/34	1,050	1,008
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,044
	Eli Lilly & Co.	2.250%	5/15/50	800	449
	Eli Lilly & Co.	4.875%	2/27/53	1,000	901
	Eli Lilly & Co.	5.000%	2/9/54	2,075	1,906
	Eli Lilly & Co.	5.050%	8/14/54	225	208
	Eli Lilly & Co.	2.500%	9/15/60	500	266
	Eli Lilly & Co.	4.950%	2/27/63	1,000	897
	Eli Lilly & Co.	5.100%	2/9/64	1,725	1,575
	Eli Lilly & Co.	5.200%	8/14/64	150	139
[7]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	381
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	512
	GE HealthCare Technologies Inc.	4.800%	8/14/29	1,000	990
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	777
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,559
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,079	1,159
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,256
	Gilead Sciences Inc.	2.950%	3/1/27	175	169
	Gilead Sciences Inc.	1.200%	10/1/27	900	820
	Gilead Sciences Inc.	4.800%	11/15/29	350	349
	Gilead Sciences Inc.	5.250%	10/15/33	400	401
	Gilead Sciences Inc.	5.100%	6/15/35	275	270
	Gilead Sciences Inc.	4.600%	9/1/35	1,000	942
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,102
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	691
	Gilead Sciences Inc.	5.650%	12/1/41	800	797
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,183
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,198
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,356
	Gilead Sciences Inc.	4.150%	3/1/47	650	520
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,427

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	5.550%	10/15/53	700	688
	Gilead Sciences Inc.	5.500%	11/15/54	850	827
	Gilead Sciences Inc.	5.600%	11/15/64	625	603
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,096
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,380	1,407
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,431
	GlaxoSmithKline Capital plc	3.375%	6/1/29	1,350	1,277
[7]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	343
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	408
[7]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	313
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	186
[7]	Hartford HealthCare Corp.	3.447%	7/1/54	300	208
	HCA Inc.	5.875%	2/15/26	1,300	1,306
	HCA Inc.	5.250%	6/15/26	1,150	1,153
	HCA Inc.	4.500%	2/15/27	1,535	1,520
	HCA Inc.	5.200%	6/1/28	816	818
	HCA Inc.	5.625%	9/1/28	1,225	1,241
	HCA Inc.	4.125%	6/15/29	1,670	1,594
	HCA Inc.	3.500%	9/1/30	2,500	2,269
	HCA Inc.	5.450%	4/1/31	1,200	1,197
	HCA Inc.	2.375%	7/15/31	1,750	1,452
	HCA Inc.	3.625%	3/15/32	1,500	1,321
	HCA Inc.	5.500%	6/1/33	1,019	1,006
	HCA Inc.	5.600%	4/1/34	1,100	1,083
	HCA Inc.	5.450%	9/15/34	1,050	1,023
	HCA Inc.	5.125%	6/15/39	825	752
	HCA Inc.	4.375%	3/15/42	500	407
	HCA Inc.	5.500%	6/15/47	1,000	907
	HCA Inc.	5.250%	6/15/49	1,945	1,683
	HCA Inc.	3.500%	7/15/51	1,000	646
	HCA Inc.	4.625%	3/15/52	2,000	1,560
	HCA Inc.	5.900%	6/1/53	416	391
	HCA Inc.	6.000%	4/1/54	1,775	1,691
	HCA Inc.	5.950%	9/15/54	1,325	1,258
	HCA Inc.	6.100%	4/1/64	965	921
	Humana Inc.	1.350%	2/3/27	500	465
	Humana Inc.	3.950%	3/15/27	950	931
	Humana Inc.	5.750%	3/1/28	750	764
	Humana Inc.	3.700%	3/23/29	700	660
	Humana Inc.	3.125%	8/15/29	400	365
	Humana Inc.	4.875%	4/1/30	480	470
	Humana Inc.	5.375%	4/15/31	1,040	1,031
	Humana Inc.	2.150%	2/3/32	500	398
	Humana Inc.	5.875%	3/1/33	750	752
	Humana Inc.	5.950%	3/15/34	500	503
	Humana Inc.	4.625%	12/1/42	375	309
	Humana Inc.	4.950%	10/1/44	620	525
	Humana Inc.	4.800%	3/15/47	325	265
	Humana Inc.	3.950%	8/15/49	470	338
	Humana Inc.	5.500%	3/15/53	600	535
	Humana Inc.	5.750%	4/15/54	844	782
	Icon Investments Six DAC	6.000%	5/8/34	425	429
	Illumina Inc.	4.650%	9/9/26	350	349
	Illumina Inc.	5.750%	12/13/27	500	513
	Illumina Inc.	2.550%	3/23/31	500	424
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	395
[7]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	313
	Inova Health System Foundation	4.068%	5/15/52	500	396
[7]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	540
[7]	Iowa Health System	3.665%	2/15/50	400	293
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	453
	Johnson & Johnson	2.450%	3/1/26	1,600	1,565
	Johnson & Johnson	0.950%	9/1/27	1,225	1,123
	Johnson & Johnson	2.900%	1/15/28	1,400	1,339
	Johnson & Johnson	4.800%	6/1/29	1,175	1,184
	Johnson & Johnson	1.300%	9/1/30	1,050	880
	Johnson & Johnson	4.950%	5/15/33	550	556
	Johnson & Johnson	4.375%	12/5/33	900	873
	Johnson & Johnson	3.550%	3/1/36	1,325	1,156
	Johnson & Johnson	3.625%	3/3/37	2,150	1,860

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	5.950%	8/15/37	745	801
	Johnson & Johnson	3.400%	1/15/38	1,400	1,167
	Johnson & Johnson	5.850%	7/15/38	325	346
	Johnson & Johnson	2.100%	9/1/40	925	615
	Johnson & Johnson	4.500%	9/1/40	419	391
	Johnson & Johnson	4.850%	5/15/41	225	217
	Johnson & Johnson	4.500%	12/5/43	550	502
	Johnson & Johnson	3.700%	3/1/46	1,750	1,377
	Johnson & Johnson	3.750%	3/3/47	500	393
	Johnson & Johnson	3.500%	1/15/48	250	188
	Johnson & Johnson	2.250%	9/1/50	925	529
	Johnson & Johnson	5.250%	6/1/54	700	684
	Johnson & Johnson	2.450%	9/1/60	1,525	828
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	998
[7]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	354
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	855
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	550
[7]	Kaiser Foundation Hospitals	3.266%	11/1/49	675	467
[7]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	974
	Koninklijke Philips NV	6.875%	3/11/38	300	323
	Koninklijke Philips NV	5.000%	3/15/42	785	705
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	478
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	438
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	476
	Laboratory Corp. of America Holdings	4.350%	4/1/30	275	265
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	429
	Laboratory Corp. of America Holdings	4.550%	4/1/32	600	574
	Laboratory Corp. of America Holdings	4.800%	10/1/34	750	710
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	686
[7]	Mass General Brigham Inc.	3.765%	7/1/48	150	115
[7]	Mass General Brigham Inc.	3.192%	7/1/49	400	274
[7]	Mass General Brigham Inc.	4.117%	7/1/55	275	215
[7]	Mass General Brigham Inc.	3.342%	7/1/60	725	473
[7]	Mayo Clinic	3.774%	11/15/43	250	198
[7]	Mayo Clinic	4.000%	11/15/47	150	120
[7]	Mayo Clinic	4.128%	11/15/52	125	101
[7]	Mayo Clinic	3.196%	11/15/61	750	484
	McKesson Corp.	3.950%	2/16/28	150	146
	McKesson Corp.	4.900%	7/15/28	102	102
	McKesson Corp.	4.250%	9/15/29	500	489
	McKesson Corp.	5.100%	7/15/33	500	497
[7]	McLaren Health Care Corp.	4.386%	5/15/48	325	273
[7]	MedStar Health Inc.	3.626%	8/15/49	250	180
	Medtronic Global Holdings SCA	4.250%	3/30/28	700	691
	Medtronic Global Holdings SCA	4.500%	3/30/33	500	478
	Medtronic Inc.	4.375%	3/15/35	2,358	2,210
	Medtronic Inc.	4.625%	3/15/45	754	670
	Memorial Health Services	3.447%	11/1/49	500	355
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	95
[7]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	163
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	363
[7]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	475	382
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,630
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,359
	Merck & Co. Inc.	4.050%	5/17/28	550	542
	Merck & Co. Inc.	1.900%	12/10/28	900	812
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,426
	Merck & Co. Inc.	4.300%	5/17/30	612	600
	Merck & Co. Inc.	1.450%	6/24/30	770	646
	Merck & Co. Inc.	2.150%	12/10/31	2,350	1,963
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,178
	Merck & Co. Inc.	6.500%	12/1/33	525	578
	Merck & Co. Inc.	3.900%	3/7/39	600	507
	Merck & Co. Inc.	2.350%	6/24/40	775	523
	Merck & Co. Inc.	3.600%	9/15/42	425	330
	Merck & Co. Inc.	4.150%	5/18/43	980	819
	Merck & Co. Inc.	4.900%	5/17/44	612	564
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,772
	Merck & Co. Inc.	4.000%	3/7/49	600	471
	Merck & Co. Inc.	2.450%	6/24/50	750	431

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.750%	12/10/51	2,675	1,613
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,113
	Merck & Co. Inc.	2.900%	12/10/61	1,200	687
	Merck & Co. Inc.	5.150%	5/17/63	816	744
[7]	Methodist Hospital	2.705%	12/1/50	500	307
[7]	Montefiore Obligated Group	5.246%	11/1/48	600	516
[7]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	275	203
[7]	Mount Sinai Hospital	3.981%	7/1/48	200	144
[7]	Mount Sinai Hospital	3.737%	7/1/49	450	296
[7]	Mount Sinai Hospital	3.391%	7/1/50	375	225
	MultiCare Health System	2.803%	8/15/50	500	292
	Mylan Inc.	4.550%	4/15/28	575	563
	Mylan Inc.	5.400%	11/29/43	400	358
	Mylan Inc.	5.200%	4/15/48	625	516
	New York & Presbyterian Hospital	4.024%	8/1/45	480	392
	New York & Presbyterian Hospital	4.063%	8/1/56	425	334
	New York & Presbyterian Hospital	2.606%	8/1/60	500	276
[7]	New York & Presbyterian Hospital	3.954%	8/1/19	400	272
	Northwell Healthcare Inc.	3.979%	11/1/46	525	399
	Northwell Healthcare Inc.	4.260%	11/1/47	850	680
	Northwell Healthcare Inc.	3.809%	11/1/49	375	278
	Novant Health Inc.	2.637%	11/1/36	500	384
	Novant Health Inc.	3.168%	11/1/51	500	330
	Novant Health Inc.	3.318%	11/1/61	1,000	638
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,225
	Novartis Capital Corp.	3.100%	5/17/27	800	776
	Novartis Capital Corp.	3.800%	9/18/29	500	481
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,902
	Novartis Capital Corp.	4.000%	9/18/31	350	333
	Novartis Capital Corp.	4.200%	9/18/34	750	697
	Novartis Capital Corp.	3.700%	9/21/42	525	424
	Novartis Capital Corp.	4.400%	5/6/44	1,050	918
	Novartis Capital Corp.	4.000%	11/20/45	1,200	982
	Novartis Capital Corp.	2.750%	8/14/50	850	537
	Novartis Capital Corp.	4.700%	9/18/54	625	551
[7]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	148
[7]	NYU Langone Hospitals	5.750%	7/1/43	375	381
	NYU Langone Hospitals	4.784%	7/1/44	325	292
[7]	NYU Langone Hospitals	4.368%	7/1/47	425	363
[7]	NYU Langone Hospitals	3.380%	7/1/55	525	352
[7]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	386
	OhioHealth Corp.	2.297%	11/15/31	500	418
	OhioHealth Corp.	2.834%	11/15/41	500	351
[7]	OhioHealth Corp.	3.042%	11/15/50	300	200
	Orlando Health Obligated Group	4.089%	10/1/48	225	179
	Orlando Health Obligated Group	3.327%	10/1/50	500	348
[7]	PeaceHealth Obligated Group	4.787%	11/15/48	300	257
[7]	PeaceHealth Obligated Group	3.218%	11/15/50	500	318
	Pfizer Inc.	2.750%	6/3/26	2,556	2,496
	Pfizer Inc.	3.000%	12/15/26	1,295	1,260
	Pfizer Inc.	3.600%	9/15/28	200	193
	Pfizer Inc.	3.450%	3/15/29	1,200	1,144
	Pfizer Inc.	2.625%	4/1/30	1,175	1,054
	Pfizer Inc.	1.700%	5/28/30	1,750	1,489
	Pfizer Inc.	1.750%	8/18/31	1,250	1,029
	Pfizer Inc.	4.000%	12/15/36	1,675	1,490
	Pfizer Inc.	4.100%	9/15/38	1,000	872
	Pfizer Inc.	3.900%	3/15/39	550	465
	Pfizer Inc.	7.200%	3/15/39	1,815	2,119
	Pfizer Inc.	2.550%	5/28/40	750	519
	Pfizer Inc.	4.300%	6/15/43	780	664
	Pfizer Inc.	4.400%	5/15/44	1,325	1,143
	Pfizer Inc.	4.125%	12/15/46	1,575	1,265
	Pfizer Inc.	4.200%	9/15/48	500	405
	Pfizer Inc.	4.000%	3/15/49	850	665
	Pfizer Inc.	2.700%	5/28/50	1,275	784
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,443
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,233
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,424
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,153	4,022

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,297
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	4,584
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	2,988
	Pharmacia LLC	6.600%	12/1/28	912	969
[7]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	409
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	310
	Presbyterian Healthcare Services	4.875%	8/1/52	500	452
[7]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	441
[7]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	447
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	499
[7]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	239
[7]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	301
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,122
	Quest Diagnostics Inc.	4.600%	12/15/27	200	200
	Quest Diagnostics Inc.	4.200%	6/30/29	425	412
	Quest Diagnostics Inc.	4.625%	12/15/29	350	344
	Quest Diagnostics Inc.	2.950%	6/30/30	800	718
	Quest Diagnostics Inc.	2.800%	6/30/31	425	369
	Quest Diagnostics Inc.	5.000%	12/15/34	850	826
	Quest Diagnostics Inc.	5.750%	1/30/40	61	59
	Quest Diagnostics Inc.	4.700%	3/30/45	200	175
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	832
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	529
	Revvity Inc.	1.900%	9/15/28	500	448
	Revvity Inc.	3.300%	9/15/29	500	461
	Revvity Inc.	2.550%	3/15/31	500	423
	Revvity Inc.	2.250%	9/15/31	500	412
	Revvity Inc.	3.625%	3/15/51	350	237
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,290
	Royalty Pharma plc	5.150%	9/2/29	400	399
	Royalty Pharma plc	2.200%	9/2/30	900	764
	Royalty Pharma plc	5.400%	9/2/34	300	292
	Royalty Pharma plc	3.300%	9/2/40	1,000	723
	Royalty Pharma plc	3.550%	9/2/50	800	531
	Royalty Pharma plc	3.350%	9/2/51	500	317
	Royalty Pharma plc	5.900%	9/2/54	250	237
[7]	Rush Obligated Group	3.922%	11/15/29	245	234
	Sanofi SA	3.625%	6/19/28	1,000	969
[7]	Seattle Children's Hospital	2.719%	10/1/50	500	309
[7]	Sharp HealthCare	2.680%	8/1/50	500	306
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	62	61
	Smith & Nephew plc	5.150%	3/20/27	250	252
	Smith & Nephew plc	2.032%	10/14/30	820	687
	Smith & Nephew plc	5.400%	3/20/34	500	496
[12]	Solventum Corp.	5.450%	2/25/27	1,050	1,059
[12]	Solventum Corp.	5.400%	3/1/29	1,000	1,003
[12]	Solventum Corp.	5.450%	3/13/31	800	799
[12]	Solventum Corp.	5.600%	3/23/34	1,365	1,357
[12]	Solventum Corp.	6.000%	5/15/64	200	194
[7]	SSM Health Care Corp.	3.823%	6/1/27	375	368
	SSM Health Care Corp.	4.894%	6/1/28	1,000	997
[7]	Stanford Health Care	3.795%	11/15/48	450	346
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	422
	Stryker Corp.	3.500%	3/15/26	890	878
	Stryker Corp.	3.650%	3/7/28	450	435
	Stryker Corp.	4.250%	9/11/29	475	462
	Stryker Corp.	4.625%	9/11/34	350	334
	Stryker Corp.	4.100%	4/1/43	325	266
	Stryker Corp.	4.375%	5/15/44	775	652
	Stryker Corp.	4.625%	3/15/46	800	694
	Stryker Corp.	2.900%	6/15/50	550	356
[7]	Sutter Health	3.695%	8/15/28	300	288
[7]	Sutter Health	2.294%	8/15/30	500	435
	Sutter Health	5.164%	8/15/33	300	298
[7]	Sutter Health	3.161%	8/15/40	500	374
[7]	Sutter Health	4.091%	8/15/48	375	302
[7]	Sutter Health	3.361%	8/15/50	475	333
	Sutter Health	5.547%	8/15/53	300	299
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,063
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,917

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	1,200	1,189
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,200	1,594
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,540	1,642
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	568
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	425	409
	Texas Health Resources	2.328%	11/15/50	500	284
[7]	Texas Health Resources	4.330%	11/15/55	100	82
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	503
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	660	666
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	297
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	450
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	575	580
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	809
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	604
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,663
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	248
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	795
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	703
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	491
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	334
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	324
[7]	Trinity Health Corp.	2.632%	12/1/40	500	347
	Trinity Health Corp.	4.125%	12/1/45	450	367
	UnitedHealth Group Inc.	1.250%	1/15/26	781	755
	UnitedHealth Group Inc.	3.100%	3/15/26	750	739
	UnitedHealth Group Inc.	1.150%	5/15/26	500	478
	UnitedHealth Group Inc.	4.750%	7/15/26	340	341
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,611
	UnitedHealth Group Inc.	4.600%	4/15/27	500	500
	UnitedHealth Group Inc.	3.700%	5/15/27	550	539
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,752
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,041
	UnitedHealth Group Inc.	3.875%	12/15/28	500	483
	UnitedHealth Group Inc.	4.250%	1/15/29	830	813
	UnitedHealth Group Inc.	4.700%	4/15/29	400	398
	UnitedHealth Group Inc.	4.000%	5/15/29	500	483
	UnitedHealth Group Inc.	2.875%	8/15/29	475	437
	UnitedHealth Group Inc.	4.800%	1/15/30	830	826
	UnitedHealth Group Inc.	5.300%	2/15/30	875	889
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,527
	UnitedHealth Group Inc.	4.900%	4/15/31	820	815
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,465
	UnitedHealth Group Inc.	4.950%	1/15/32	650	642
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,735
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,423
	UnitedHealth Group Inc.	5.000%	4/15/34	1,050	1,024
	UnitedHealth Group Inc.	5.150%	7/15/34	1,690	1,666
	UnitedHealth Group Inc.	4.625%	7/15/35	800	755
	UnitedHealth Group Inc.	6.500%	6/15/37	200	217
	UnitedHealth Group Inc.	6.625%	11/15/37	325	357
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,530
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,196
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,579
	UnitedHealth Group Inc.	5.950%	2/15/41	240	246
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,011
	UnitedHealth Group Inc.	4.375%	3/15/42	325	277
	UnitedHealth Group Inc.	3.950%	10/15/42	800	641
	UnitedHealth Group Inc.	4.250%	3/15/43	75	63
	UnitedHealth Group Inc.	5.500%	7/15/44	1,745	1,691
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,158
	UnitedHealth Group Inc.	4.200%	1/15/47	775	624
	UnitedHealth Group Inc.	4.250%	4/15/47	950	768
	UnitedHealth Group Inc.	3.750%	10/15/47	800	594
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	962
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	905
	UnitedHealth Group Inc.	3.700%	8/15/49	680	494
	UnitedHealth Group Inc.	2.900%	5/15/50	520	322
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,251
	UnitedHealth Group Inc.	4.750%	5/15/52	1,200	1,028
	UnitedHealth Group Inc.	5.875%	2/15/53	1,425	1,426

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,691
	UnitedHealth Group Inc.	5.375%	4/15/54	1,940	1,815
	UnitedHealth Group Inc.	5.625%	7/15/54	2,315	2,248
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,594
	UnitedHealth Group Inc.	3.125%	5/15/60	2,050	1,218
	UnitedHealth Group Inc.	4.950%	5/15/62	200	172
	UnitedHealth Group Inc.	6.050%	2/15/63	875	892
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,344
	UnitedHealth Group Inc.	5.500%	4/15/64	750	701
	UnitedHealth Group Inc.	5.750%	7/15/64	990	961
	Universal Health Services Inc.	4.625%	10/15/29	400	386
	Universal Health Services Inc.	2.650%	10/15/30	700	602
	Universal Health Services Inc.	5.050%	10/15/34	400	373
	UPMC	5.035%	5/15/33	500	492
	Utah Acquisition Sub Inc.	3.950%	6/15/26	663	653
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,887
	Viatris Inc.	2.300%	6/22/27	1,350	1,266
	Viatris Inc.	3.850%	6/22/40	425	318
	Viatris Inc.	4.000%	6/22/50	925	630
[7]	WakeMed	3.286%	10/1/52	500	343
[7]	Willis-Knighton Medical Center	4.813%	9/1/48	200	172
[7]	Willis-Knighton Medical Center	3.065%	3/1/51	500	311
	Wyeth LLC	6.500%	2/1/34	500	544
	Wyeth LLC	6.000%	2/15/36	410	432
	Wyeth LLC	5.950%	4/1/37	1,605	1,675
[7]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	289
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	984
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	400	406
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	800	682
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	108	106
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	200
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	180	151
	Zoetis Inc.	3.000%	9/12/27	800	767
	Zoetis Inc.	3.900%	8/20/28	400	388
	Zoetis Inc.	2.000%	5/15/30	575	495
	Zoetis Inc.	5.600%	11/16/32	1,000	1,030
	Zoetis Inc.	4.700%	2/1/43	900	800
	Zoetis Inc.	3.950%	9/12/47	400	309
	Zoetis Inc.	4.450%	8/20/48	325	268
	Zoetis Inc.	3.000%	5/15/50	425	272
					640,657
Industrials (0.7%)
[7]	3M Co.	2.250%	9/19/26	100	96
	3M Co.	2.875%	10/15/27	939	898
	3M Co.	3.050%	4/15/30	4,545	4,167
[7]	3M Co.	3.125%	9/19/46	1,125	770
[7]	3M Co.	3.625%	10/15/47	450	327
[7]	3M Co.	4.000%	9/14/48	182	143
	3M Co.	3.250%	8/26/49	990	670
	3M Co.	3.700%	4/15/50	545	400
	ABB Finance USA Inc.	4.375%	5/8/42	545	480
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	599
	AGCO Corp.	5.450%	3/21/27	340	343
	AGCO Corp.	5.800%	3/21/34	590	593
	Allegion plc	3.500%	10/1/29	325	304
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	338
	Allegion US Holding Co. Inc.	5.600%	5/29/34	760	764
[7]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,103	952
[7]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	170	164
[7]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	279	268
[7]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	630	595
[7]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	140	131
[7]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	319	304
[7]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	259	243
[7]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	166	150
	Amphenol Corp.	4.750%	3/30/26	500	500
	Amphenol Corp.	5.050%	4/5/27	1,000	1,009
	Amphenol Corp.	5.050%	4/5/29	500	502
	Amphenol Corp.	4.350%	6/1/29	300	294

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amphenol Corp.	2.800%	2/15/30	750	678
	Amphenol Corp.	2.200%	9/15/31	400	335
	Amphenol Corp.	5.250%	4/5/34	500	502
	Amphenol Corp.	5.000%	1/15/35	525	512
	Amphenol Corp.	5.375%	11/15/54	350	333
[7]	BNSF Funding Trust I	6.613%	12/15/55	325	326
	Boeing Co.	2.196%	2/4/26	5,000	4,848
	Boeing Co.	2.250%	6/15/26	325	312
	Boeing Co.	2.700%	2/1/27	1,715	1,635
	Boeing Co.	2.800%	3/1/27	1,046	996
	Boeing Co.	5.040%	5/1/27	1,760	1,764
	Boeing Co.	6.259%	5/1/27	850	870
	Boeing Co.	3.250%	2/1/28	1,350	1,271
	Boeing Co.	3.250%	3/1/28	275	258
	Boeing Co.	3.450%	11/1/28	1,000	934
	Boeing Co.	3.200%	3/1/29	900	829
	Boeing Co.	6.298%	5/1/29	925	959
	Boeing Co.	2.950%	2/1/30	500	446
	Boeing Co.	5.150%	5/1/30	3,288	3,244
	Boeing Co.	3.625%	2/1/31	1,143	1,037
	Boeing Co.	6.388%	5/1/31	850	888
	Boeing Co.	6.125%	2/15/33	325	336
	Boeing Co.	3.600%	5/1/34	585	490
	Boeing Co.	6.528%	5/1/34	2,100	2,199
	Boeing Co.	3.250%	2/1/35	600	478
	Boeing Co.	3.550%	3/1/38	305	230
	Boeing Co.	3.500%	3/1/39	200	148
	Boeing Co.	6.875%	3/15/39	285	300
	Boeing Co.	5.875%	2/15/40	545	526
	Boeing Co.	5.705%	5/1/40	2,449	2,330
	Boeing Co.	3.375%	6/15/46	450	291
	Boeing Co.	3.650%	3/1/47	475	318
	Boeing Co.	3.625%	3/1/48	400	265
	Boeing Co.	3.850%	11/1/48	200	137
	Boeing Co.	3.900%	5/1/49	650	451
	Boeing Co.	3.750%	2/1/50	1,100	748
	Boeing Co.	5.805%	5/1/50	4,781	4,433
	Boeing Co.	6.858%	5/1/54	2,100	2,230
	Boeing Co.	3.950%	8/1/59	795	525
	Boeing Co.	5.930%	5/1/60	3,247	2,988
	Boeing Co.	7.008%	5/1/64	1,250	1,327
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	850
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	134
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	827
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	640
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	637
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,203
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	186
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	499
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	431
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	738
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	476
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,005
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,392
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	411
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	529
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	429
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	635	514
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	504
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	462
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	695	503
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	487
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	547
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	357
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	950	794
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,246
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	3,300	3,235
	Canadian National Railway Co.	2.750%	3/1/26	375	368
	Canadian National Railway Co.	3.850%	8/5/32	500	461
	Canadian National Railway Co.	6.250%	8/1/34	350	378

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	6.200%	6/1/36	350	374
	Canadian National Railway Co.	6.375%	11/15/37	350	381
	Canadian National Railway Co.	3.200%	8/2/46	650	456
	Canadian National Railway Co.	2.450%	5/1/50	505	293
	Canadian National Railway Co.	4.400%	8/5/52	500	417
	Canadian National Railway Co.	6.125%	11/1/53	200	215
	Canadian Pacific Railway Co.	1.750%	12/2/26	750	710
	Canadian Pacific Railway Co.	2.875%	11/15/29	550	503
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	347
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	305
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	793
	Canadian Pacific Railway Co.	5.950%	5/15/37	375	389
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,450
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	421
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	243
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	452
	Canadian Pacific Railway Co.	4.700%	5/1/48	465	403
	Canadian Pacific Railway Co.	3.500%	5/1/50	455	322
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	954
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	827
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,410
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,348
	Carrier Global Corp.	2.700%	2/15/31	390	339
	Carrier Global Corp.	5.900%	3/15/34	663	686
	Carrier Global Corp.	3.377%	4/5/40	1,224	942
	Carrier Global Corp.	3.577%	4/5/50	611	438
	Carrier Global Corp.	6.200%	3/15/54	796	841
[7]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	824
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	194
[7]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	473
	Caterpillar Financial Services Corp.	4.450%	10/16/26	500	500
[7]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	473
[7]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	562
[7]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,375
	Caterpillar Financial Services Corp.	4.400%	10/15/27	100	100
	Caterpillar Financial Services Corp.	4.600%	11/15/27	650	650
	Caterpillar Financial Services Corp.	4.850%	2/27/29	500	503
	Caterpillar Financial Services Corp.	4.700%	11/15/29	400	399
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,826
	Caterpillar Inc.	6.050%	8/15/36	720	774
	Caterpillar Inc.	5.200%	5/27/41	475	464
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,217
	Caterpillar Inc.	4.300%	5/15/44	375	323
	Caterpillar Inc.	3.250%	9/19/49	621	432
	Caterpillar Inc.	3.250%	4/9/50	700	483
	Caterpillar Inc.	4.750%	5/15/64	415	356
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	122
	CNH Industrial Capital LLC	1.875%	1/15/26	260	252
	CNH Industrial Capital LLC	1.450%	7/15/26	400	380
	CNH Industrial Capital LLC	4.500%	10/8/27	250	248
	CNH Industrial Capital LLC	4.550%	4/10/28	500	493
	CNH Industrial Capital LLC	5.500%	1/12/29	500	507
	CNH Industrial Capital LLC	5.100%	4/20/29	900	899
[7]	CNH Industrial NV	3.850%	11/15/27	375	366
	CSX Corp.	2.600%	11/1/26	200	193
	CSX Corp.	3.250%	6/1/27	650	630
	CSX Corp.	3.800%	3/1/28	1,275	1,239
	CSX Corp.	4.250%	3/15/29	900	881
	CSX Corp.	2.400%	2/15/30	1,150	1,019
	CSX Corp.	4.100%	11/15/32	748	700
	CSX Corp.	5.200%	11/15/33	500	501
	CSX Corp.	6.150%	5/1/37	1,000	1,062
	CSX Corp.	6.220%	4/30/40	599	639
	CSX Corp.	5.500%	4/15/41	725	718
	CSX Corp.	4.750%	5/30/42	460	415
	CSX Corp.	4.400%	3/1/43	93	81
	CSX Corp.	4.100%	3/15/44	800	656
	CSX Corp.	3.800%	11/1/46	400	307
	CSX Corp.	4.300%	3/1/48	1,000	824
	CSX Corp.	4.750%	11/15/48	595	523

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.500%	3/15/49	900	761
	CSX Corp.	3.800%	4/15/50	605	455
	CSX Corp.	2.500%	5/15/51	500	289
	CSX Corp.	4.500%	11/15/52	1,378	1,160
	CSX Corp.	4.500%	8/1/54	200	167
	CSX Corp.	4.250%	11/1/66	500	378
	CSX Corp.	4.650%	3/1/68	275	224
	Cummins Inc.	4.900%	2/20/29	400	403
	Cummins Inc.	1.500%	9/1/30	500	418
	Cummins Inc.	5.150%	2/20/34	575	576
	Cummins Inc.	2.600%	9/1/50	600	356
	Cummins Inc.	5.450%	2/20/54	950	923
	Deere & Co.	5.375%	10/16/29	455	469
	Deere & Co.	3.100%	4/15/30	770	708
	Deere & Co.	7.125%	3/3/31	400	451
	Deere & Co.	3.900%	6/9/42	1,000	833
	Deere & Co.	2.875%	9/7/49	200	131
	Deere & Co.	3.750%	4/15/50	650	499
[7]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	292	269
	Dover Corp.	2.950%	11/4/29	575	524
	Dover Corp.	5.375%	3/1/41	280	271
	Eaton Corp.	3.103%	9/15/27	665	640
	Eaton Corp.	4.000%	11/2/32	717	670
	Eaton Corp.	4.150%	3/15/33	1,095	1,029
	Eaton Corp.	4.150%	11/2/42	75	63
	Eaton Corp.	3.915%	9/15/47	550	428
	Eaton Corp.	4.700%	8/23/52	657	577
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,879
	Emerson Electric Co.	1.800%	10/15/27	500	465
	Emerson Electric Co.	2.000%	12/21/28	1,000	902
	Emerson Electric Co.	1.950%	10/15/30	375	321
	Emerson Electric Co.	2.200%	12/21/31	900	756
	Emerson Electric Co.	5.250%	11/15/39	135	134
	Emerson Electric Co.	2.750%	10/15/50	450	280
	Emerson Electric Co.	2.800%	12/21/51	900	554
	FedEx Corp.	3.250%	4/1/26	500	491
	FedEx Corp.	3.400%	2/15/28	1,000	958
	FedEx Corp.	4.250%	5/15/30	639	619
	FedEx Corp.	2.400%	5/15/31	450	384
	FedEx Corp.	4.900%	1/15/34	435	423
	FedEx Corp.	3.900%	2/1/35	200	177
	FedEx Corp.	3.250%	5/15/41	650	474
	FedEx Corp.	3.875%	8/1/42	435	339
	FedEx Corp.	4.100%	4/15/43	300	238
	FedEx Corp.	5.100%	1/15/44	600	546
	FedEx Corp.	4.100%	2/1/45	565	442
	FedEx Corp.	4.750%	11/15/45	1,075	920
	FedEx Corp.	4.550%	4/1/46	1,020	848
	FedEx Corp.	4.400%	1/15/47	630	510
	FedEx Corp.	4.050%	2/15/48	810	620
	FedEx Corp.	5.250%	5/15/50	1,150	1,051
[7]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	629	523
	Flowserve Corp.	3.500%	10/1/30	500	456
	Fortive Corp.	3.150%	6/15/26	585	572
	Fortive Corp.	4.300%	6/15/46	425	342
	GE Capital Funding LLC	4.550%	5/15/32	376	362
	General Dynamics Corp.	2.125%	8/15/26	250	241
	General Dynamics Corp.	3.500%	4/1/27	350	342
	General Dynamics Corp.	2.625%	11/15/27	500	474
	General Dynamics Corp.	3.750%	5/15/28	705	684
	General Dynamics Corp.	3.625%	4/1/30	755	713
	General Dynamics Corp.	2.250%	6/1/31	500	427
	General Dynamics Corp.	4.250%	4/1/40	570	497
	General Dynamics Corp.	3.600%	11/15/42	625	491
	General Dynamics Corp.	4.250%	4/1/50	600	494
[7]	General Electric Co.	5.875%	1/14/38	1,762	1,815
[7]	General Electric Co.	6.875%	1/10/39	605	687
	General Electric Co.	4.350%	5/1/50	355	295
	HEICO Corp.	5.250%	8/1/28	500	505
	HEICO Corp.	5.350%	8/1/33	500	499

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hexcel Corp.	4.200%	2/15/27	189	185
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,111
	Honeywell International Inc.	1.100%	3/1/27	800	745
	Honeywell International Inc.	4.650%	7/30/27	510	512
	Honeywell International Inc.	4.950%	2/15/28	500	506
	Honeywell International Inc.	4.250%	1/15/29	600	592
	Honeywell International Inc.	2.700%	8/15/29	350	321
	Honeywell International Inc.	4.700%	2/1/30	695	692
	Honeywell International Inc.	1.950%	6/1/30	1,125	969
	Honeywell International Inc.	1.750%	9/1/31	1,150	942
	Honeywell International Inc.	4.750%	2/1/32	555	545
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,293
	Honeywell International Inc.	4.500%	1/15/34	600	572
	Honeywell International Inc.	5.700%	3/15/36	300	311
	Honeywell International Inc.	5.700%	3/15/37	305	313
	Honeywell International Inc.	5.250%	3/1/54	2,450	2,296
	Honeywell International Inc.	5.350%	3/1/64	1,000	934
	Howmet Aerospace Inc.	3.000%	1/15/29	1,225	1,137
	Howmet Aerospace Inc.	4.850%	10/15/31	200	196
	Howmet Aerospace Inc.	5.950%	2/1/37	500	518
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	480
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	250	250
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	758
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	2,040	2,032
	IDEX Corp.	4.950%	9/1/29	420	418
	IDEX Corp.	3.000%	5/1/30	300	271
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,068
	Illinois Tool Works Inc.	3.900%	9/1/42	1,545	1,259
	Ingersoll Rand Inc.	5.197%	6/15/27	575	582
	Ingersoll Rand Inc.	5.400%	8/14/28	300	305
	Ingersoll Rand Inc.	5.176%	6/15/29	625	630
	Ingersoll Rand Inc.	5.314%	6/15/31	500	505
	Ingersoll Rand Inc.	5.700%	8/14/33	950	971
	Ingersoll Rand Inc.	5.450%	6/15/34	625	628
	Ingersoll Rand Inc.	5.700%	6/15/54	500	490
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	520
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	506
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	643
[7]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	517	486
[7]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	384	333
[7]	John Deere Capital Corp.	4.800%	1/9/26	850	853
[7]	John Deere Capital Corp.	0.700%	1/15/26	500	481
[7]	John Deere Capital Corp.	4.950%	3/6/26	800	804
[7]	John Deere Capital Corp.	4.750%	6/8/26	500	502
[7]	John Deere Capital Corp.	2.650%	6/10/26	300	293
[7]	John Deere Capital Corp.	1.050%	6/17/26	500	476
[7]	John Deere Capital Corp.	5.150%	9/8/26	500	506
[7]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,587
[7]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,891
[7]	John Deere Capital Corp.	4.850%	3/5/27	800	805
[7]	John Deere Capital Corp.	2.350%	3/8/27	500	477
[7]	John Deere Capital Corp.	4.900%	6/11/27	512	516
[7]	John Deere Capital Corp.	2.800%	9/8/27	250	239
[7]	John Deere Capital Corp.	4.150%	9/15/27	875	866
[7]	John Deere Capital Corp.	3.050%	1/6/28	600	576
[7]	John Deere Capital Corp.	4.750%	1/20/28	850	854
[7]	John Deere Capital Corp.	4.900%	3/3/28	500	504
[7]	John Deere Capital Corp.	1.500%	3/6/28	500	454
[7]	John Deere Capital Corp.	4.950%	7/14/28	800	807
[7]	John Deere Capital Corp.	3.450%	3/7/29	623	593
[7]	John Deere Capital Corp.	4.850%	6/11/29	431	432
[7]	John Deere Capital Corp.	2.800%	7/18/29	490	452
[7]	John Deere Capital Corp.	2.450%	1/9/30	3,535	3,177
[7]	John Deere Capital Corp.	4.700%	6/10/30	500	498
	John Deere Capital Corp.	1.450%	1/15/31	500	412
[7]	John Deere Capital Corp.	4.900%	3/7/31	800	799
	John Deere Capital Corp.	4.400%	9/8/31	4,130	4,000
[7]	John Deere Capital Corp.	3.900%	6/7/32	745	691
[7]	John Deere Capital Corp.	4.350%	9/15/32	500	479
[7]	John Deere Capital Corp.	5.150%	9/8/33	750	752

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	John Deere Capital Corp.	5.100%	4/11/34	835	834
[7]	John Deere Capital Corp.	5.050%	6/12/34	675	671
[7]	Johnson Controls International plc	3.900%	2/14/26	219	217
	Johnson Controls International plc	5.500%	4/19/29	585	595
	Johnson Controls International plc	1.750%	9/15/30	500	419
	Johnson Controls International plc	2.000%	9/16/31	500	413
	Johnson Controls International plc	4.900%	12/1/32	989	964
[7]	Johnson Controls International plc	6.000%	1/15/36	210	218
[7]	Johnson Controls International plc	4.625%	7/2/44	800	688
	Johnson Controls International plc	4.500%	2/15/47	400	331
[7]	Johnson Controls International plc	4.950%	7/2/64	286	241
	Kennametal Inc.	4.625%	6/15/28	1,000	986
	Keysight Technologies Inc.	4.600%	4/6/27	375	373
	Keysight Technologies Inc.	3.000%	10/30/29	700	638
	Keysight Technologies Inc.	4.950%	10/15/34	175	168
	Kirby Corp.	4.200%	3/1/28	408	395
	L3Harris Technologies Inc.	3.850%	12/15/26	831	818
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	1,012
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	600	589
	L3Harris Technologies Inc.	5.050%	6/1/29	635	635
	L3Harris Technologies Inc.	2.900%	12/15/29	750	678
	L3Harris Technologies Inc.	1.800%	1/15/31	600	495
	L3Harris Technologies Inc.	5.250%	6/1/31	635	636
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,496
	L3Harris Technologies Inc.	5.350%	6/1/34	635	633
	L3Harris Technologies Inc.	4.854%	4/27/35	100	95
	L3Harris Technologies Inc.	5.054%	4/27/45	475	434
	L3Harris Technologies Inc.	5.600%	7/31/53	1,080	1,046
	Lennox International Inc.	1.700%	8/1/27	500	461
	LKQ Corp.	5.750%	6/15/28	3,000	3,050
	Lockheed Martin Corp.	3.550%	1/15/26	600	594
	Lockheed Martin Corp.	5.100%	11/15/27	612	622
	Lockheed Martin Corp.	4.450%	5/15/28	500	496
	Lockheed Martin Corp.	4.500%	2/15/29	500	494
	Lockheed Martin Corp.	4.700%	12/15/31	350	345
	Lockheed Martin Corp.	3.900%	6/15/32	175	163
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,238
	Lockheed Martin Corp.	4.750%	2/15/34	700	679
	Lockheed Martin Corp.	3.600%	3/1/35	485	425
	Lockheed Martin Corp.	4.500%	5/15/36	565	530
[7]	Lockheed Martin Corp.	6.150%	9/1/36	452	488
	Lockheed Martin Corp.	5.720%	6/1/40	316	325
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	941
	Lockheed Martin Corp.	3.800%	3/1/45	750	591
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	936
	Lockheed Martin Corp.	2.800%	6/15/50	700	437
	Lockheed Martin Corp.	4.090%	9/15/52	622	492
	Lockheed Martin Corp.	4.150%	6/15/53	210	168
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,653
	Lockheed Martin Corp.	5.200%	2/15/55	1,050	989
	Lockheed Martin Corp.	4.300%	6/15/62	300	238
	Lockheed Martin Corp.	5.900%	11/15/63	1,235	1,283
	Lockheed Martin Corp.	5.200%	2/15/64	500	462
	MasTec Inc.	5.900%	6/15/29	325	330
	Norfolk Southern Corp.	2.900%	6/15/26	1,555	1,519
	Norfolk Southern Corp.	7.800%	5/15/27	100	107
	Norfolk Southern Corp.	3.150%	6/1/27	125	121
	Norfolk Southern Corp.	3.800%	8/1/28	2,950	2,858
	Norfolk Southern Corp.	2.550%	11/1/29	338	305
	Norfolk Southern Corp.	5.050%	8/1/30	500	505
	Norfolk Southern Corp.	3.000%	3/15/32	550	480
	Norfolk Southern Corp.	4.450%	3/1/33	420	400
	Norfolk Southern Corp.	5.550%	3/15/34	500	510
	Norfolk Southern Corp.	4.837%	10/1/41	565	515
	Norfolk Southern Corp.	3.950%	10/1/42	425	342
	Norfolk Southern Corp.	4.450%	6/15/45	975	825
	Norfolk Southern Corp.	4.650%	1/15/46	300	260
	Norfolk Southern Corp.	3.942%	11/1/47	850	653
	Norfolk Southern Corp.	4.150%	2/28/48	610	486
	Norfolk Southern Corp.	4.100%	5/15/49	615	482

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.400%	11/1/49	330	228
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,033
	Norfolk Southern Corp.	2.900%	8/25/51	520	320
	Norfolk Southern Corp.	4.050%	8/15/52	634	487
	Norfolk Southern Corp.	3.700%	3/15/53	350	250
	Norfolk Southern Corp.	4.550%	6/1/53	500	419
	Norfolk Southern Corp.	5.350%	8/1/54	800	761
	Norfolk Southern Corp.	3.155%	5/15/55	1,811	1,142
	Norfolk Southern Corp.	5.950%	3/15/64	500	513
	Norfolk Southern Corp.	5.100%	8/1/18	300	254
	Norfolk Southern Corp.	4.100%	5/15/21	500	345
	Northrop Grumman Corp.	3.200%	2/1/27	675	656
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,248
	Northrop Grumman Corp.	4.600%	2/1/29	400	397
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,498
	Northrop Grumman Corp.	4.700%	3/15/33	750	727
	Northrop Grumman Corp.	4.900%	6/1/34	700	682
	Northrop Grumman Corp.	5.050%	11/15/40	245	230
	Northrop Grumman Corp.	4.750%	6/1/43	776	696
	Northrop Grumman Corp.	3.850%	4/15/45	905	707
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,508
	Northrop Grumman Corp.	5.250%	5/1/50	795	744
	Northrop Grumman Corp.	4.950%	3/15/53	750	669
	Northrop Grumman Corp.	5.200%	6/1/54	1,000	928
	nVent Finance Sarl	4.550%	4/15/28	300	297
	nVent Finance Sarl	5.650%	5/15/33	500	499
	Oshkosh Corp.	4.600%	5/15/28	400	395
	Oshkosh Corp.	3.100%	3/1/30	80	73
	Otis Worldwide Corp.	2.293%	4/5/27	600	569
	Otis Worldwide Corp.	5.250%	8/16/28	600	607
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,244
	Otis Worldwide Corp.	5.125%	11/19/31	200	200
	Otis Worldwide Corp.	3.112%	2/15/40	611	456
	Otis Worldwide Corp.	3.362%	2/15/50	550	377
[7]	PACCAR Financial Corp.	4.450%	3/30/26	500	500
[7]	PACCAR Financial Corp.	4.500%	11/25/26	650	650
	PACCAR Financial Corp.	5.000%	5/13/27	750	758
	PACCAR Financial Corp.	4.450%	8/6/27	575	574
[7]	PACCAR Financial Corp.	4.600%	1/31/29	500	498
	PACCAR Financial Corp.	4.000%	9/26/29	750	726
[7]	PACCAR Financial Corp.	5.000%	3/22/34	500	502
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,825
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,032
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	936
[7]	Parker-Hannifin Corp.	4.200%	11/21/34	200	185
[7]	Parker-Hannifin Corp.	6.250%	5/15/38	165	176
[7]	Parker-Hannifin Corp.	4.450%	11/21/44	1,785	1,527
	Parker-Hannifin Corp.	4.100%	3/1/47	500	401
	Parker-Hannifin Corp.	4.000%	6/14/49	950	741
	Pentair Finance Sarl	5.900%	7/15/32	500	514
	Precision Castparts Corp.	3.900%	1/15/43	375	301
	Precision Castparts Corp.	4.375%	6/15/45	275	233
	Regal Rexnord Corp.	6.050%	2/15/26	800	807
	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,068
[7]	Regal Rexnord Corp.	6.300%	2/15/30	950	977
	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,094
	Republic Services Inc.	2.900%	7/1/26	2,322	2,270
	Republic Services Inc.	4.875%	4/1/29	500	499
	Republic Services Inc.	5.000%	11/15/29	500	502
	Republic Services Inc.	2.300%	3/1/30	725	637
	Republic Services Inc.	1.450%	2/15/31	500	406
	Republic Services Inc.	1.750%	2/15/32	625	502
	Republic Services Inc.	2.375%	3/15/33	1,000	810
	Republic Services Inc.	5.000%	4/1/34	500	488
	Republic Services Inc.	6.200%	3/1/40	475	504
	Republic Services Inc.	5.700%	5/15/41	300	299
	Republic Services Inc.	3.050%	3/1/50	650	437
	Rockwell Automation Inc.	3.500%	3/1/29	350	332
	Rockwell Automation Inc.	1.750%	8/15/31	500	409
	Rockwell Automation Inc.	4.200%	3/1/49	575	473

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockwell Automation Inc.	2.800%	8/15/61	500	280
	RTX Corp.	5.000%	2/27/26	300	301
	RTX Corp.	3.500%	3/15/27	2,885	2,812
	RTX Corp.	3.125%	5/4/27	975	941
	RTX Corp.	7.200%	8/15/27	75	80
	RTX Corp.	4.125%	11/16/28	3,445	3,354
	RTX Corp.	2.250%	7/1/30	500	434
	RTX Corp.	6.000%	3/15/31	870	912
	RTX Corp.	1.900%	9/1/31	925	756
	RTX Corp.	2.375%	3/15/32	200	166
	RTX Corp.	5.150%	2/27/33	850	842
	RTX Corp.	6.100%	3/15/34	1,179	1,241
	RTX Corp.	5.400%	5/1/35	500	501
	RTX Corp.	6.050%	6/1/36	585	610
	RTX Corp.	6.125%	7/15/38	463	485
	RTX Corp.	4.450%	11/16/38	550	489
	RTX Corp.	5.700%	4/15/40	480	486
	RTX Corp.	4.875%	10/15/40	225	207
	RTX Corp.	4.700%	12/15/41	575	508
	RTX Corp.	4.500%	6/1/42	2,857	2,473
	RTX Corp.	4.800%	12/15/43	285	252
	RTX Corp.	4.150%	5/15/45	694	560
	RTX Corp.	3.750%	11/1/46	900	678
	RTX Corp.	4.350%	4/15/47	780	639
	RTX Corp.	4.050%	5/4/47	511	401
	RTX Corp.	4.625%	11/16/48	1,500	1,274
	RTX Corp.	3.125%	7/1/50	863	564
	RTX Corp.	2.820%	9/1/51	925	560
	RTX Corp.	3.030%	3/15/52	950	599
	RTX Corp.	5.375%	2/27/53	1,165	1,102
	RTX Corp.	6.400%	3/15/54	1,521	1,650
[7]	Ryder System Inc.	1.750%	9/1/26	500	475
[7]	Ryder System Inc.	2.900%	12/1/26	325	314
[7]	Ryder System Inc.	2.850%	3/1/27	200	192
[7]	Ryder System Inc.	5.300%	3/15/27	600	606
[7]	Ryder System Inc.	5.650%	3/1/28	500	511
[7]	Ryder System Inc.	5.250%	6/1/28	500	505
	Ryder System Inc.	6.300%	12/1/28	500	524
[7]	Ryder System Inc.	5.375%	3/15/29	1,000	1,012
[7]	Ryder System Inc.	5.500%	6/1/29	500	508
[7]	Ryder System Inc.	4.950%	9/1/29	500	498
[7]	Ryder System Inc.	4.900%	12/1/29	300	297
	Ryder System Inc.	6.600%	12/1/33	500	540
	Southwest Airlines Co.	3.000%	11/15/26	400	387
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,935
	Southwest Airlines Co.	3.450%	11/16/27	540	519
	Southwest Airlines Co.	2.625%	2/10/30	400	354
	Teledyne Technologies Inc.	2.250%	4/1/28	500	460
	Teledyne Technologies Inc.	2.750%	4/1/31	900	782
	Textron Inc.	4.000%	3/15/26	300	297
	Textron Inc.	3.650%	3/15/27	2,044	1,990
	Textron Inc.	3.375%	3/1/28	325	309
	Textron Inc.	6.100%	11/15/33	500	521
	Timken Co.	4.500%	12/15/28	400	392
	Trane Technologies Financing Ltd.	3.500%	3/21/26	325	320
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	602
	Trane Technologies Financing Ltd.	5.100%	6/13/34	500	494
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	132
	Trane Technologies Financing Ltd.	4.500%	3/21/49	350	301
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,158
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	415	418
	Trimble Inc.	4.900%	6/15/28	400	400
	Triton Container International Ltd.	3.250%	3/15/32	500	424
	Tyco Electronics Group SA	4.500%	2/13/26	500	500
	Tyco Electronics Group SA	3.125%	8/15/27	450	433
	Tyco Electronics Group SA	2.500%	2/4/32	500	424
	Tyco Electronics Group SA	7.125%	10/1/37	550	625
	Union Pacific Corp.	2.750%	3/1/26	648	634
	Union Pacific Corp.	2.150%	2/5/27	707	674
	Union Pacific Corp.	3.000%	4/15/27	240	232

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.400%	2/5/30	825	732
	Union Pacific Corp.	2.375%	5/20/31	500	432
	Union Pacific Corp.	2.800%	2/14/32	500	434
	Union Pacific Corp.	3.375%	2/1/35	900	780
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,452
	Union Pacific Corp.	3.600%	9/15/37	428	358
	Union Pacific Corp.	4.050%	3/1/46	500	399
	Union Pacific Corp.	3.350%	8/15/46	550	391
	Union Pacific Corp.	3.250%	2/5/50	850	579
	Union Pacific Corp.	3.799%	10/1/51	682	508
	Union Pacific Corp.	2.950%	3/10/52	500	316
	Union Pacific Corp.	4.950%	9/9/52	521	476
	Union Pacific Corp.	3.500%	2/14/53	500	352
	Union Pacific Corp.	3.950%	8/15/59	425	309
	Union Pacific Corp.	3.839%	3/20/60	1,106	790
	Union Pacific Corp.	3.550%	5/20/61	545	363
	Union Pacific Corp.	2.973%	9/16/62	875	503
	Union Pacific Corp.	4.100%	9/15/67	350	255
	Union Pacific Corp.	3.750%	2/5/70	1,000	668
	Union Pacific Corp.	3.799%	4/6/71	1,150	778
	Union Pacific Corp.	3.850%	2/14/72	500	345
[7]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	361	357
[7]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,390	1,419
[7]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,051	1,072
[7]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	590	600
[7]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	347	329
[7]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	645	602
[7]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	340	325
[7]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	372	328
[7]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	845	846
[7]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	520	519
	United Parcel Service Inc.	2.400%	11/15/26	609	587
	United Parcel Service Inc.	2.500%	9/1/29	400	363
	United Parcel Service Inc.	4.450%	4/1/30	1,000	988
	United Parcel Service Inc.	4.875%	3/3/33	650	643
	United Parcel Service Inc.	5.150%	5/22/34	750	748
	United Parcel Service Inc.	6.200%	1/15/38	505	541
	United Parcel Service Inc.	5.200%	4/1/40	465	453
	United Parcel Service Inc.	4.875%	11/15/40	350	326
	United Parcel Service Inc.	3.625%	10/1/42	300	233
	United Parcel Service Inc.	3.400%	11/15/46	390	282
	United Parcel Service Inc.	4.250%	3/15/49	800	650
	United Parcel Service Inc.	3.400%	9/1/49	200	141
	United Parcel Service Inc.	5.300%	4/1/50	2,870	2,745
	United Parcel Service Inc.	5.050%	3/3/53	650	594
	United Parcel Service Inc.	5.500%	5/22/54	925	902
	United Parcel Service Inc.	5.600%	5/22/64	500	484
	Valmont Industries Inc.	5.000%	10/1/44	475	428
	Valmont Industries Inc.	5.250%	10/1/54	300	275
	Veralto Corp.	5.500%	9/18/26	625	632
	Veralto Corp.	5.350%	9/18/28	600	608
	Veralto Corp.	5.450%	9/18/33	600	602
	Vontier Corp.	1.800%	4/1/26	500	480
	Vontier Corp.	2.400%	4/1/28	500	454
	Vontier Corp.	2.950%	4/1/31	500	429
	Waste Connections Inc.	4.250%	12/1/28	1,591	1,557
	Waste Connections Inc.	3.500%	5/1/29	950	898
	Waste Connections Inc.	2.600%	2/1/30	500	447
	Waste Connections Inc.	2.200%	1/15/32	700	577
	Waste Connections Inc.	4.200%	1/15/33	639	593
	Waste Connections Inc.	5.000%	3/1/34	470	458
	Waste Connections Inc.	3.050%	4/1/50	300	193
	Waste Connections Inc.	2.950%	1/15/52	700	436
	Waste Management Inc.	4.950%	7/3/27	375	379
	Waste Management Inc.	3.150%	11/15/27	1,600	1,539
	Waste Management Inc.	1.150%	3/15/28	500	447
	Waste Management Inc.	4.500%	3/15/28	850	845
	Waste Management Inc.	4.650%	3/15/30	1,000	987
	Waste Management Inc.	1.500%	3/15/31	1,400	1,139
	Waste Management Inc.	4.950%	7/3/31	325	325

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.800%	3/15/32	1,000	983
	Waste Management Inc.	4.150%	4/15/32	2,585	2,440
	Waste Management Inc.	4.625%	2/15/33	250	243
	Waste Management Inc.	4.875%	2/15/34	725	711
	Waste Management Inc.	4.950%	3/15/35	1,700	1,653
	Waste Management Inc.	2.950%	6/1/41	500	362
	Waste Management Inc.	4.150%	7/15/49	325	263
	Waste Management Inc.	2.500%	11/15/50	500	290
	Waste Management Inc.	5.350%	10/15/54	400	384
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	707
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	743
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	470	476
	WW Grainger Inc.	4.600%	6/15/45	905	807
	WW Grainger Inc.	3.750%	5/15/46	325	252
	WW Grainger Inc.	4.200%	5/15/47	350	288
	Xylem Inc.	3.250%	11/1/26	300	293
	Xylem Inc.	1.950%	1/30/28	250	229
	Xylem Inc.	2.250%	1/30/31	400	341
	Xylem Inc.	4.375%	11/1/46	475	387
					411,840
Materials (0.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	141
	Air Products and Chemicals Inc.	4.600%	2/8/29	450	448
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	607
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	393
	Air Products and Chemicals Inc.	4.850%	2/8/34	1,240	1,210
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	427
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	627
	Albemarle Corp.	4.650%	6/1/27	500	496
	Albemarle Corp.	5.050%	6/1/32	500	476
	Albemarle Corp.	5.450%	12/1/44	325	290
	Albemarle Corp.	5.650%	6/1/52	365	312
	Amcor Finance USA Inc.	4.500%	5/15/28	500	490
	Amcor Finance USA Inc.	5.625%	5/26/33	582	588
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	438
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	430
	Amcor Group Finance plc	5.450%	5/23/29	500	504
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	689
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	632
	ArcelorMittal SA	4.550%	3/11/26	400	398
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,076
	ArcelorMittal SA	4.250%	7/16/29	400	387
	ArcelorMittal SA	6.800%	11/29/32	700	748
	ArcelorMittal SA	6.000%	6/17/34	585	593
	ArcelorMittal SA	7.000%	10/15/39	809	860
	ArcelorMittal SA	6.750%	3/1/41	180	185
	ArcelorMittal SA	6.350%	6/17/54	600	592
	Barrick Gold Corp.	6.450%	10/15/35	375	402
	Barrick North America Finance LLC	5.700%	5/30/41	770	755
	Barrick North America Finance LLC	5.750%	5/1/43	850	839
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	680
	Berry Global Inc.	1.570%	1/15/26	1,400	1,351
	Berry Global Inc.	1.650%	1/15/27	1,000	936
	Berry Global Inc.	5.500%	4/15/28	500	505
[12]	Berry Global Inc.	5.800%	6/15/31	675	687
[12]	Berry Global Inc.	5.650%	1/15/34	500	502
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	852
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	153
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	606
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	849
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	505
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	711
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	540
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,204
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,050	882
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	439
	Cabot Corp.	4.000%	7/1/29	240	229
	Carlisle Cos. Inc.	3.750%	12/1/27	650	633
	Carlisle Cos. Inc.	2.750%	3/1/30	675	605

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Celanese US Holdings LLC	1.400%	8/5/26	500	468
Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,828
Celanese US Holdings LLC	6.600%	11/15/28	800	819
Celanese US Holdings LLC	6.330%	7/15/29	600	612
Celanese US Holdings LLC	6.800%	11/15/30	800	828
Celanese US Holdings LLC	6.379%	7/15/32	760	773
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	287
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	312
CF Industries Inc.	5.150%	3/15/34	700	680
CF Industries Inc.	4.950%	6/1/43	505	444
CF Industries Inc.	5.375%	3/15/44	700	649
CRH America Finance Inc.	5.400%	5/21/34	625	626
CRH SMW Finance DAC	5.200%	5/21/29	625	629
Dow Chemical Co.	7.375%	11/1/29	58	63
Dow Chemical Co.	2.100%	11/15/30	750	636
Dow Chemical Co.	6.300%	3/15/33	400	424
Dow Chemical Co.	5.150%	2/15/34	400	391
Dow Chemical Co.	4.250%	10/1/34	386	350
Dow Chemical Co.	9.400%	5/15/39	556	734
Dow Chemical Co.	5.250%	11/15/41	375	347
Dow Chemical Co.	4.375%	11/15/42	1,300	1,067
Dow Chemical Co.	4.625%	10/1/44	400	336
Dow Chemical Co.	5.550%	11/30/48	1,075	1,004
Dow Chemical Co.	4.800%	5/15/49	725	608
Dow Chemical Co.	3.600%	11/15/50	1,000	686
Dow Chemical Co.	6.900%	5/15/53	700	771
Dow Chemical Co.	5.600%	2/15/54	400	377
DuPont de Nemours Inc.	5.319%	11/15/38	983	986
DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,589
Eastman Chemical Co.	4.500%	12/1/28	125	123
Eastman Chemical Co.	5.750%	3/8/33	3,465	3,523
Eastman Chemical Co.	5.625%	2/20/34	300	300
Eastman Chemical Co.	4.800%	9/1/42	690	600
Eastman Chemical Co.	4.650%	10/15/44	850	717
Ecolab Inc.	2.700%	11/1/26	600	581
Ecolab Inc.	1.650%	2/1/27	200	188
Ecolab Inc.	3.250%	12/1/27	1,400	1,349
Ecolab Inc.	5.250%	1/15/28	300	306
Ecolab Inc.	4.800%	3/24/30	700	700
Ecolab Inc.	1.300%	1/30/31	500	405
Ecolab Inc.	2.125%	2/1/32	300	249
Ecolab Inc.	2.700%	12/15/51	710	430
EIDP Inc.	4.500%	5/15/26	500	499
EIDP Inc.	2.300%	7/15/30	400	349
EIDP Inc.	4.800%	5/15/33	500	485
FMC Corp.	5.150%	5/18/26	300	300
FMC Corp.	3.200%	10/1/26	300	291
FMC Corp.	3.450%	10/1/29	400	367
FMC Corp.	5.650%	5/18/33	500	494
FMC Corp.	4.500%	10/1/49	400	306
FMC Corp.	6.375%	5/18/53	500	492
Freeport-McMoRan Inc.	5.000%	9/1/27	500	500
Freeport-McMoRan Inc.	4.125%	3/1/28	645	627
Freeport-McMoRan Inc.	4.375%	8/1/28	600	583
Freeport-McMoRan Inc.	5.250%	9/1/29	500	500
Freeport-McMoRan Inc.	4.250%	3/1/30	500	476
Freeport-McMoRan Inc.	4.625%	8/1/30	700	678
Freeport-McMoRan Inc.	5.400%	11/14/34	600	593
Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,353
Georgia-Pacific LLC	8.875%	5/15/31	700	847
Huntsman International LLC	4.500%	5/1/29	725	691
Huntsman International LLC	2.950%	6/15/31	300	250
Huntsman International LLC	5.700%	10/15/34	295	281
International Flavors & Fragrances Inc.	4.450%	9/26/28	415	406
International Flavors & Fragrances Inc.	5.000%	9/26/48	675	578
International Paper Co.	5.000%	9/15/35	150	146
International Paper Co.	6.000%	11/15/41	1,100	1,120
International Paper Co.	4.800%	6/15/44	850	747
International Paper Co.	4.400%	8/15/47	560	457
International Paper Co.	4.350%	8/15/48	800	644

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinross Gold Corp.	4.500%	7/15/27	100	99
	Kinross Gold Corp.	6.250%	7/15/33	500	519
	Linde Inc.	3.200%	1/30/26	1,200	1,184
	Linde Inc.	1.100%	8/10/30	500	413
	Linde Inc.	3.550%	11/7/42	300	236
	Linde Inc.	2.000%	8/10/50	700	364
	LYB International Finance BV	5.250%	7/15/43	700	634
	LYB International Finance BV	4.875%	3/15/44	840	719
	LYB International Finance III LLC	2.250%	10/1/30	400	341
	LYB International Finance III LLC	5.625%	5/15/33	156	157
	LYB International Finance III LLC	5.500%	3/1/34	625	613
	LYB International Finance III LLC	3.375%	10/1/40	600	438
	LYB International Finance III LLC	4.200%	10/15/49	870	655
	LYB International Finance III LLC	4.200%	5/1/50	850	633
	LYB International Finance III LLC	3.625%	4/1/51	800	536
	LYB International Finance III LLC	3.800%	10/1/60	400	264
	LyondellBasell Industries NV	4.625%	2/26/55	910	715
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	484
[7]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	332
	Martin Marietta Materials Inc.	2.400%	7/15/31	856	728
	Martin Marietta Materials Inc.	5.150%	12/1/34	300	295
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	482
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	481
	Martin Marietta Materials Inc.	5.500%	12/1/54	750	707
	Mosaic Co.	4.050%	11/15/27	600	588
	Mosaic Co.	5.375%	11/15/28	300	303
	Mosaic Co.	5.450%	11/15/33	400	396
	Mosaic Co.	4.875%	11/15/41	400	350
	Mosaic Co.	5.625%	11/15/43	425	402
	NewMarket Corp.	2.700%	3/18/31	500	425
	Newmont Corp.	5.300%	3/15/26	845	850
	Newmont Corp.	2.800%	10/1/29	550	502
	Newmont Corp.	2.250%	10/1/30	2,900	2,501
	Newmont Corp.	2.600%	7/15/32	800	680
[7]	Newmont Corp.	5.875%	4/1/35	725	745
	Newmont Corp.	6.250%	10/1/39	700	736
	Newmont Corp.	4.875%	3/15/42	1,025	934
	Newmont Corp.	5.450%	6/9/44	500	481
	Newmont Corp.	4.200%	5/13/50	400	322
	Nucor Corp.	4.300%	5/23/27	250	248
	Nucor Corp.	2.700%	6/1/30	300	268
	Nucor Corp.	3.125%	4/1/32	500	438
	Nucor Corp.	6.400%	12/1/37	400	429
	Nucor Corp.	3.850%	4/1/52	200	148
	Nucor Corp.	2.979%	12/15/55	1,230	729
	Nutrien Ltd.	4.000%	12/15/26	500	493
	Nutrien Ltd.	5.200%	6/21/27	400	404
	Nutrien Ltd.	4.900%	3/27/28	300	300
	Nutrien Ltd.	2.950%	5/13/30	3,225	2,901
	Nutrien Ltd.	5.400%	6/21/34	500	497
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,107
	Nutrien Ltd.	5.875%	12/1/36	300	305
	Nutrien Ltd.	5.625%	12/1/40	385	373
	Nutrien Ltd.	4.900%	6/1/43	425	376
	Nutrien Ltd.	5.250%	1/15/45	286	262
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,059
	Nutrien Ltd.	5.800%	3/27/53	1,519	1,492
	Packaging Corp. of America	3.400%	12/15/27	400	385
	Packaging Corp. of America	3.000%	12/15/29	950	866
	Packaging Corp. of America	4.050%	12/15/49	600	458
	Packaging Corp. of America	3.050%	10/1/51	100	64
	PPG Industries Inc.	1.200%	3/15/26	500	479
	PPG Industries Inc.	2.550%	6/15/30	600	530
	Reliance Inc.	2.150%	8/15/30	800	683
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	765
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	462
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	241
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,065	1,026
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	853
	Rio Tinto Finance USA plc	5.000%	3/9/33	2,450	2,447

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	997
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	516
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,510	1,392
	Rohm & Haas Co.	7.850%	7/15/29	150	165
	RPM International Inc.	3.750%	3/15/27	150	147
	RPM International Inc.	4.550%	3/1/29	275	270
	RPM International Inc.	2.950%	1/15/32	250	215
	RPM International Inc.	5.250%	6/1/45	75	70
	RPM International Inc.	4.250%	1/15/48	450	373
	Sherwin-Williams Co.	3.950%	1/15/26	600	596
	Sherwin-Williams Co.	3.450%	6/1/27	300	292
[7]	Sherwin-Williams Co.	4.550%	3/1/28	500	496
	Sherwin-Williams Co.	2.950%	8/15/29	700	642
	Sherwin-Williams Co.	2.300%	5/15/30	500	436
	Sherwin-Williams Co.	4.800%	9/1/31	200	197
	Sherwin-Williams Co.	2.200%	3/15/32	500	414
	Sherwin-Williams Co.	4.000%	12/15/42	220	174
	Sherwin-Williams Co.	4.550%	8/1/45	270	228
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	923
	Sherwin-Williams Co.	3.800%	8/15/49	504	369
	Sherwin-Williams Co.	3.300%	5/15/50	400	265
[12]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	550	552
[12]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	840	840
[12]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,155	1,148
[12]	Smurfit Westrock Financing DAC	5.418%	1/15/35	350	348
	Sonoco Products Co.	4.450%	9/1/26	300	298
	Sonoco Products Co.	2.250%	2/1/27	500	473
	Sonoco Products Co.	4.600%	9/1/29	1,525	1,486
	Sonoco Products Co.	3.125%	5/1/30	2,125	1,912
	Sonoco Products Co.	5.000%	9/1/34	400	379
	Southern Copper Corp.	7.500%	7/27/35	850	964
	Southern Copper Corp.	6.750%	4/16/40	750	803
	Southern Copper Corp.	5.250%	11/8/42	1,300	1,174
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,247
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,196
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,172
	Steel Dynamics Inc.	5.375%	8/15/34	455	451
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,053
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,148
	Suzano Austria GmbH	3.750%	1/15/31	1,020	900
[7]	Suzano Austria GmbH	3.125%	1/15/32	850	704
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,174
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,005
	Vale Overseas Ltd.	6.125%	6/12/33	1,000	1,008
	Vale Overseas Ltd.	8.250%	1/17/34	375	439
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,574
	Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,173
	Vale Overseas Ltd.	6.400%	6/28/54	850	832
	Vale SA	5.625%	9/11/42	238	227
	Vulcan Materials Co.	4.950%	12/1/29	350	349
	Vulcan Materials Co.	3.500%	6/1/30	575	533
	Vulcan Materials Co.	5.350%	12/1/34	650	648
	Vulcan Materials Co.	4.500%	6/15/47	1,050	873
	Vulcan Materials Co.	5.700%	12/1/54	625	608
	Westlake Corp.	3.375%	6/15/30	400	366
	Westlake Corp.	2.875%	8/15/41	350	234
	Westlake Corp.	5.000%	8/15/46	575	499
	Westlake Corp.	4.375%	11/15/47	435	342
	Westlake Corp.	3.125%	8/15/51	500	310
	Westlake Corp.	3.375%	8/15/61	400	239
	WestRock MWV LLC	8.200%	1/15/30	475	539
	WestRock MWV LLC	7.950%	2/15/31	275	309
	WRKCo Inc.	4.000%	3/15/28	800	775
	WRKCo Inc.	3.900%	6/1/28	607	585
	WRKCo Inc.	4.900%	3/15/29	825	820
	WRKCo Inc.	4.200%	6/1/32	700	653
	Yamana Gold Inc.	2.630%	8/15/31	180	151
					159,779

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	453
	Agree LP	4.800%	10/1/32	500	478
	Agree LP	2.600%	6/15/33	500	402
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	340
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	195
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,368
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	488
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	382
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	537
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,311
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	589
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	469
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	172
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	420
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	306
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	865	587
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	200	178
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	500	477
	American Assets Trust LP	3.375%	2/1/31	500	435
	American Assets Trust LP	6.150%	10/1/34	400	398
	American Homes 4 Rent LP	4.900%	2/15/29	725	719
	American Homes 4 Rent LP	2.375%	7/15/31	675	564
	American Homes 4 Rent LP	3.625%	4/15/32	250	223
	American Homes 4 Rent LP	5.500%	2/1/34	490	488
	American Homes 4 Rent LP	5.500%	7/15/34	425	421
	American Homes 4 Rent LP	5.250%	3/15/35	425	413
	American Homes 4 Rent LP	3.375%	7/15/51	500	329
	American Tower Corp.	1.600%	4/15/26	500	480
	American Tower Corp.	1.450%	9/15/26	550	520
	American Tower Corp.	3.375%	10/15/26	1,069	1,044
	American Tower Corp.	2.750%	1/15/27	2,709	2,602
	American Tower Corp.	3.125%	1/15/27	975	943
	American Tower Corp.	3.650%	3/15/27	600	586
	American Tower Corp.	3.550%	7/15/27	1,100	1,066
	American Tower Corp.	3.600%	1/15/28	500	480
	American Tower Corp.	1.500%	1/31/28	1,000	902
	American Tower Corp.	5.800%	11/15/28	600	615
	American Tower Corp.	5.200%	2/15/29	500	503
	American Tower Corp.	3.800%	8/15/29	1,475	1,396
	American Tower Corp.	2.900%	1/15/30	1,490	1,341
	American Tower Corp.	5.000%	1/31/30	300	298
	American Tower Corp.	2.100%	6/15/30	560	479
	American Tower Corp.	1.875%	10/15/30	700	585
	American Tower Corp.	2.700%	4/15/31	500	432
	American Tower Corp.	2.300%	9/15/31	550	457
	American Tower Corp.	4.050%	3/15/32	600	556
	American Tower Corp.	5.550%	7/15/33	475	478
	American Tower Corp.	5.450%	2/15/34	195	195
	American Tower Corp.	5.400%	1/31/35	1,054	1,042
	American Tower Corp.	3.700%	10/15/49	500	360
	American Tower Corp.	3.100%	6/15/50	1,060	680
	American Tower Corp.	2.950%	1/15/51	1,500	928
	Americold Realty Operating Partnership LP	5.409%	9/12/34	235	225
[7]	AvalonBay Communities Inc.	2.950%	5/11/26	250	244
[7]	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
[7]	AvalonBay Communities Inc.	3.200%	1/15/28	350	335
[7]	AvalonBay Communities Inc.	2.300%	3/1/30	500	439
[7]	AvalonBay Communities Inc.	2.450%	1/15/31	855	740
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,242
	AvalonBay Communities Inc.	5.300%	12/7/33	500	500
	AvalonBay Communities Inc.	5.350%	6/1/34	300	301
[7]	AvalonBay Communities Inc.	3.900%	10/15/46	280	217
	Boston Properties LP	2.750%	10/1/26	475	458
	Boston Properties LP	6.750%	12/1/27	2,025	2,113
	Boston Properties LP	2.900%	3/15/30	1,000	884
	Boston Properties LP	3.250%	1/30/31	600	528
	Boston Properties LP	2.550%	4/1/32	500	405
	Boston Properties LP	2.450%	10/1/33	1,030	794
	Boston Properties LP	6.500%	1/15/34	248	260

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brixmor Operating Partnership LP	4.125%	6/15/26	400	396
Brixmor Operating Partnership LP	3.900%	3/15/27	300	294
Brixmor Operating Partnership LP	2.250%	4/1/28	1,500	1,371
Brixmor Operating Partnership LP	4.125%	5/15/29	588	564
Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,323
Brixmor Operating Partnership LP	5.500%	2/15/34	425	421
Brixmor Operating Partnership LP	5.750%	2/15/35	335	338
Camden Property Trust	4.100%	10/15/28	250	243
Camden Property Trust	3.150%	7/1/29	600	558
Camden Property Trust	3.350%	11/1/49	800	550
CBRE Services Inc.	4.875%	3/1/26	625	624
CBRE Services Inc.	5.500%	4/1/29	400	407
CBRE Services Inc.	2.500%	4/1/31	500	426
CBRE Services Inc.	5.950%	8/15/34	600	619
COPT Defense Properties LP	2.000%	1/15/29	300	264
COPT Defense Properties LP	2.900%	12/1/33	1,975	1,587
Cousins Properties LP	5.375%	2/15/32	375	368
Cousins Properties LP	5.875%	10/1/34	420	421
Crown Castle Inc.	4.450%	2/15/26	1,405	1,400
Crown Castle Inc.	3.700%	6/15/26	1,175	1,156
Crown Castle Inc.	1.050%	7/15/26	500	472
Crown Castle Inc.	2.900%	3/15/27	700	672
Crown Castle Inc.	3.650%	9/1/27	1,190	1,153
Crown Castle Inc.	5.000%	1/11/28	235	235
Crown Castle Inc.	3.800%	2/15/28	525	505
Crown Castle Inc.	4.800%	9/1/28	600	593
Crown Castle Inc.	4.900%	9/1/29	300	297
Crown Castle Inc.	3.100%	11/15/29	400	364
Crown Castle Inc.	3.300%	7/1/30	1,300	1,181
Crown Castle Inc.	2.250%	1/15/31	1,250	1,050
Crown Castle Inc.	2.100%	4/1/31	500	414
Crown Castle Inc.	2.500%	7/15/31	600	505
Crown Castle Inc.	5.100%	5/1/33	600	585
Crown Castle Inc.	5.200%	9/1/34	1,625	1,584
Crown Castle Inc.	2.900%	4/1/41	1,300	905
Crown Castle Inc.	4.750%	5/15/47	300	254
Crown Castle Inc.	5.200%	2/15/49	430	382
Crown Castle Inc.	4.150%	7/1/50	700	536
Crown Castle Inc.	3.250%	1/15/51	700	455
CubeSmart LP	3.125%	9/1/26	425	413
CubeSmart LP	2.250%	12/15/28	500	450
CubeSmart LP	4.375%	2/15/29	250	243
CubeSmart LP	3.000%	2/15/30	500	450
CubeSmart LP	2.000%	2/15/31	300	249
CubeSmart LP	2.500%	2/15/32	500	418
Digital Realty Trust LP	5.550%	1/15/28	500	508
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,325
Digital Realty Trust LP	3.600%	7/1/29	700	661
DOC DR LLC	4.300%	3/15/27	744	735
DOC DR LLC	3.950%	1/15/28	300	291
DOC DR LLC	2.625%	11/1/31	437	370
EPR Properties	4.500%	6/1/27	564	554
EPR Properties	3.750%	8/15/29	686	635
EPR Properties	3.600%	11/15/31	370	324
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	272	273
Equinix Inc.	1.450%	5/15/26	420	402
Equinix Inc.	2.900%	11/18/26	1,250	1,207
Equinix Inc.	1.800%	7/15/27	1,150	1,069
Equinix Inc.	1.550%	3/15/28	116	104
Equinix Inc.	2.000%	5/15/28	250	227
Equinix Inc.	3.200%	11/18/29	2,000	1,838
Equinix Inc.	2.150%	7/15/30	825	709
Equinix Inc.	3.900%	4/15/32	300	276
Equinix Inc.	3.000%	7/15/50	400	252
Equinix Inc.	2.950%	9/15/51	400	245
Equinix Inc.	3.400%	2/15/52	725	492
ERP Operating LP	2.850%	11/1/26	1,300	1,260
ERP Operating LP	3.500%	3/1/28	500	482
ERP Operating LP	4.150%	12/1/28	300	293
ERP Operating LP	3.000%	7/1/29	500	461

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	2.500%	2/15/30	300	267
	ERP Operating LP	1.850%	8/1/31	600	495
	ERP Operating LP	4.650%	9/15/34	600	568
	ERP Operating LP	4.500%	7/1/44	600	516
	ERP Operating LP	4.500%	6/1/45	350	297
	ERP Operating LP	4.000%	8/1/47	105	81
	Essex Portfolio LP	3.375%	4/15/26	963	946
	Essex Portfolio LP	4.000%	3/1/29	280	269
	Essex Portfolio LP	3.000%	1/15/30	405	366
	Essex Portfolio LP	1.650%	1/15/31	877	712
	Essex Portfolio LP	2.650%	3/15/32	455	383
	Essex Portfolio LP	5.500%	4/1/34	250	250
	Essex Portfolio LP	4.500%	3/15/48	1,000	825
	Extra Space Storage LP	3.500%	7/1/26	475	466
	Extra Space Storage LP	3.875%	12/15/27	100	98
	Extra Space Storage LP	5.700%	4/1/28	460	470
	Extra Space Storage LP	3.900%	4/1/29	500	477
	Extra Space Storage LP	4.000%	6/15/29	125	120
	Extra Space Storage LP	5.500%	7/1/30	500	508
	Extra Space Storage LP	2.200%	10/15/30	510	435
	Extra Space Storage LP	5.900%	1/15/31	300	309
	Extra Space Storage LP	2.550%	6/1/31	500	425
	Extra Space Storage LP	2.400%	10/15/31	950	789
	Extra Space Storage LP	2.350%	3/15/32	700	572
	Extra Space Storage LP	5.400%	2/1/34	485	481
	Extra Space Storage LP	5.350%	1/15/35	400	394
	Federal Realty OP LP	3.250%	7/15/27	225	216
	Federal Realty OP LP	5.375%	5/1/28	400	404
	Federal Realty OP LP	3.200%	6/15/29	161	148
	Federal Realty OP LP	4.500%	12/1/44	825	690
	GLP Capital LP	5.375%	4/15/26	2,200	2,202
	GLP Capital LP	5.750%	6/1/28	100	101
	GLP Capital LP	5.300%	1/15/29	575	571
	GLP Capital LP	4.000%	1/15/30	570	529
	GLP Capital LP	4.000%	1/15/31	800	733
	GLP Capital LP	3.250%	1/15/32	350	300
	GLP Capital LP	5.625%	9/15/34	625	613
	GLP Capital LP	6.250%	9/15/54	750	744
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	857
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	388
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	354
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	409
	Healthpeak OP LLC	3.250%	7/15/26	150	147
	Healthpeak OP LLC	3.500%	7/15/29	646	605
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,812
	Healthpeak OP LLC	2.875%	1/15/31	100	88
	Healthpeak OP LLC	5.250%	12/15/32	500	496
	Healthpeak OP LLC	6.750%	2/1/41	175	190
	Highwoods Realty LP	4.125%	3/15/28	850	813
	Highwoods Realty LP	3.050%	2/15/30	500	441
	Highwoods Realty LP	7.650%	2/1/34	550	611
[7]	Host Hotels & Resorts LP	3.375%	12/15/29	400	366
[7]	Host Hotels & Resorts LP	3.500%	9/15/30	913	826
[7]	Host Hotels & Resorts LP	2.900%	12/15/31	394	335
	Host Hotels & Resorts LP	5.700%	7/1/34	500	499
	Host Hotels & Resorts LP	5.500%	4/15/35	585	573
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	609
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	120
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	500	461
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	227
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	475	379
	Jones Lang LaSalle Inc.	6.875%	12/1/28	400	424
	Kilroy Realty LP	4.750%	12/15/28	350	342
	Kilroy Realty LP	2.500%	11/15/32	500	388
	Kilroy Realty LP	2.650%	11/15/33	1,165	891
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,253
	Kimco Realty OP LLC	2.700%	10/1/30	250	222
	Kimco Realty OP LLC	2.250%	12/1/31	500	414
	Kimco Realty OP LLC	3.200%	4/1/32	500	439
	Kimco Realty OP LLC	4.600%	2/1/33	575	547

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimco Realty OP LLC	6.400%	3/1/34	650	691
Kimco Realty OP LLC	4.850%	3/1/35	1,040	989
Kimco Realty OP LLC	4.250%	4/1/45	425	343
Kimco Realty OP LLC	4.450%	9/1/47	250	205
Kite Realty Group LP	4.000%	10/1/26	725	715
Kite Realty Group LP	4.950%	12/15/31	350	340
Kite Realty Group LP	5.500%	3/1/34	494	491
LXP Industrial Trust	6.750%	11/15/28	240	251
LXP Industrial Trust	2.700%	9/15/30	500	432
Mid-America Apartments LP	3.600%	6/1/27	1,431	1,396
Mid-America Apartments LP	3.950%	3/15/29	400	385
Mid-America Apartments LP	2.750%	3/15/30	295	264
Mid-America Apartments LP	1.700%	2/15/31	900	740
Mid-America Apartments LP	4.950%	3/1/35	250	241
Mid-America Apartments LP	2.875%	9/15/51	500	307
National Health Investors Inc.	3.000%	2/1/31	1,000	858
NNN REIT Inc.	3.600%	12/15/26	449	439
NNN REIT Inc.	3.500%	10/15/27	550	531
NNN REIT Inc.	4.300%	10/15/28	300	293
NNN REIT Inc.	2.500%	4/15/30	325	285
NNN REIT Inc.	5.600%	10/15/33	400	403
NNN REIT Inc.	5.500%	6/15/34	430	429
NNN REIT Inc.	4.800%	10/15/48	250	211
NNN REIT Inc.	3.100%	4/15/50	500	315
NNN REIT Inc.	3.500%	4/15/51	500	338
NNN REIT Inc.	3.000%	4/15/52	500	304
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	476
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	296
Omega Healthcare Investors Inc.	3.625%	10/1/29	1,750	1,615
Omega Healthcare Investors Inc.	3.375%	2/1/31	1,550	1,375
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	418
Piedmont Operating Partnership LP	9.250%	7/20/28	320	352
Piedmont Operating Partnership LP	6.875%	7/15/29	400	411
Piedmont Operating Partnership LP	3.150%	8/15/30	250	214
Piedmont Operating Partnership LP	2.750%	4/1/32	262	209
Prologis LP	3.250%	6/30/26	1,075	1,056
Prologis LP	3.250%	10/1/26	583	571
Prologis LP	2.125%	4/15/27	1,211	1,147
Prologis LP	3.375%	12/15/27	250	242
Prologis LP	4.875%	6/15/28	500	501
Prologis LP	3.875%	9/15/28	300	290
Prologis LP	4.000%	9/15/28	500	487
Prologis LP	4.375%	2/1/29	50	49
Prologis LP	2.875%	11/15/29	250	229
Prologis LP	2.250%	4/15/30	400	350
Prologis LP	1.750%	7/1/30	750	633
Prologis LP	1.250%	10/15/30	1,214	994
Prologis LP	1.625%	3/15/31	1,000	816
Prologis LP	2.250%	1/15/32	400	333
Prologis LP	4.750%	6/15/33	200	193
Prologis LP	5.125%	1/15/34	380	374
Prologis LP	5.000%	3/15/34	1,236	1,206
Prologis LP	5.000%	1/31/35	575	560
Prologis LP	4.375%	9/15/48	300	248
Prologis LP	3.050%	3/1/50	175	113
Prologis LP	3.000%	4/15/50	510	326
Prologis LP	2.125%	10/15/50	500	262
Prologis LP	5.250%	6/15/53	1,025	956
Prologis LP	5.250%	3/15/54	465	434
Public Storage Operating Co.	1.500%	11/9/26	575	544
Public Storage Operating Co.	3.094%	9/15/27	300	288
Public Storage Operating Co.	1.850%	5/1/28	600	547
Public Storage Operating Co.	1.950%	11/9/28	575	517
Public Storage Operating Co.	5.125%	1/15/29	350	354
Public Storage Operating Co.	3.385%	5/1/29	520	491
Public Storage Operating Co.	2.300%	5/1/31	1,000	854
Public Storage Operating Co.	2.250%	11/9/31	375	313
Public Storage Operating Co.	5.100%	8/1/33	525	521
Public Storage Operating Co.	5.350%	8/1/53	550	523
Rayonier LP	2.750%	5/17/31	375	317

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	4.875%	6/1/26	350	351
	Realty Income Corp.	4.125%	10/15/26	775	767
	Realty Income Corp.	3.000%	1/15/27	525	508
	Realty Income Corp.	3.200%	1/15/27	315	305
	Realty Income Corp.	3.950%	8/15/27	475	467
	Realty Income Corp.	3.400%	1/15/28	1,000	959
	Realty Income Corp.	3.650%	1/15/28	1,290	1,246
	Realty Income Corp.	2.100%	3/15/28	1,200	1,103
	Realty Income Corp.	2.200%	6/15/28	500	457
	Realty Income Corp.	4.700%	12/15/28	450	447
	Realty Income Corp.	4.750%	2/15/29	750	744
	Realty Income Corp.	3.250%	6/15/29	575	536
	Realty Income Corp.	4.000%	7/15/29	245	236
	Realty Income Corp.	3.100%	12/15/29	500	459
	Realty Income Corp.	3.400%	1/15/30	520	483
	Realty Income Corp.	3.250%	1/15/31	831	750
	Realty Income Corp.	2.850%	12/15/32	500	422
	Realty Income Corp.	1.800%	3/15/33	500	383
	Realty Income Corp.	4.900%	7/15/33	300	291
	Realty Income Corp.	5.125%	2/15/34	1,050	1,029
	Realty Income Corp.	4.650%	3/15/47	820	706
	Realty Income Corp.	5.375%	9/1/54	200	190
	Regency Centers LP	3.600%	2/1/27	340	332
	Regency Centers LP	4.125%	3/15/28	250	244
	Regency Centers LP	2.950%	9/15/29	400	366
	Regency Centers LP	5.250%	1/15/34	1,000	986
	Regency Centers LP	5.100%	1/15/35	300	292
	Regency Centers LP	4.400%	2/1/47	400	329
	Rexford Industrial Realty LP	5.000%	6/15/28	300	299
	Rexford Industrial Realty LP	2.150%	9/1/31	650	529
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,332
	Sabra Health Care LP	3.900%	10/15/29	300	280
	Sabra Health Care LP	3.200%	12/1/31	350	300
	Safehold GL Holdings LLC	2.850%	1/15/32	650	546
	Safehold GL Holdings LLC	6.100%	4/1/34	215	219
	Safehold GL Holdings LLC	5.650%	1/15/35	350	341
	Simon Property Group LP	3.300%	1/15/26	195	192
	Simon Property Group LP	3.250%	11/30/26	300	293
	Simon Property Group LP	1.375%	1/15/27	500	469
	Simon Property Group LP	3.375%	6/15/27	820	797
	Simon Property Group LP	3.375%	12/1/27	1,000	968
	Simon Property Group LP	1.750%	2/1/28	500	457
	Simon Property Group LP	2.450%	9/13/29	1,595	1,433
	Simon Property Group LP	2.650%	7/15/30	500	445
	Simon Property Group LP	2.200%	2/1/31	600	510
	Simon Property Group LP	2.250%	1/15/32	500	415
	Simon Property Group LP	2.650%	2/1/32	700	596
	Simon Property Group LP	6.250%	1/15/34	400	424
	Simon Property Group LP	4.750%	9/26/34	1,300	1,232
	Simon Property Group LP	6.750%	2/1/40	750	827
	Simon Property Group LP	4.750%	3/15/42	350	313
	Simon Property Group LP	4.250%	11/30/46	425	347
	Simon Property Group LP	3.250%	9/13/49	1,100	736
	Simon Property Group LP	3.800%	7/15/50	1,500	1,104
	Simon Property Group LP	6.650%	1/15/54	400	444
	Store Capital LLC	4.500%	3/15/28	225	218
	Store Capital LLC	4.625%	3/15/29	300	289
	Sun Communities Operating LP	2.300%	11/1/28	725	654
	Sun Communities Operating LP	5.500%	1/15/29	500	503
	Sun Communities Operating LP	2.700%	7/15/31	500	420
	Sun Communities Operating LP	4.200%	4/15/32	500	456
	Sun Communities Operating LP	5.700%	1/15/33	500	497
	Tanger Properties LP	3.125%	9/1/26	723	701
	Tanger Properties LP	3.875%	7/15/27	250	242
	Tanger Properties LP	2.750%	9/1/31	400	337
[7]	UDR Inc.	2.950%	9/1/26	600	582
[7]	UDR Inc.	3.500%	7/1/27	150	145
[7]	UDR Inc.	3.500%	1/15/28	50	48
[7]	UDR Inc.	3.200%	1/15/30	240	220
[7]	UDR Inc.	2.100%	8/1/32	1,175	933

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	UDR Inc.	1.900%	3/15/33	1,000	768
	UDR Inc.	5.125%	9/1/34	350	339
	UDR Inc.	3.100%	11/1/34	265	215
	Ventas Realty LP	3.850%	4/1/27	275	269
	Ventas Realty LP	3.000%	1/15/30	325	293
	Ventas Realty LP	5.625%	7/1/34	208	209
	Ventas Realty LP	5.000%	1/15/35	598	571
	Ventas Realty LP	5.700%	9/30/43	325	315
	Ventas Realty LP	4.875%	4/15/49	650	558
	VICI Properties LP	4.750%	2/15/28	900	893
	VICI Properties LP	4.950%	2/15/30	900	881
	VICI Properties LP	5.125%	11/15/31	850	830
	VICI Properties LP	5.125%	5/15/32	900	874
	VICI Properties LP	5.750%	4/1/34	450	453
	VICI Properties LP	5.625%	5/15/52	950	880
	VICI Properties LP	6.125%	4/1/54	300	297
	Welltower OP LLC	4.250%	4/1/26	856	852
	Welltower OP LLC	2.700%	2/15/27	662	636
	Welltower OP LLC	4.250%	4/15/28	750	734
	Welltower OP LLC	4.125%	3/15/29	500	484
	Welltower OP LLC	3.100%	1/15/30	1,250	1,138
	Welltower OP LLC	2.750%	1/15/31	500	436
	Welltower OP LLC	2.800%	6/1/31	700	609
	Welltower OP LLC	2.750%	1/15/32	525	447
	Welltower OP LLC	3.850%	6/15/32	500	457
	Welltower OP LLC	6.500%	3/15/41	200	214
	Welltower OP LLC	4.950%	9/1/48	400	358
	Weyerhaeuser Co.	4.750%	5/15/26	253	253
	Weyerhaeuser Co.	4.000%	11/15/29	750	715
	Weyerhaeuser Co.	4.000%	4/15/30	800	758
	Weyerhaeuser Co.	7.375%	3/15/32	219	244
	Weyerhaeuser Co.	3.375%	3/9/33	438	380
	Weyerhaeuser Co.	4.000%	3/9/52	500	376
	WP Carey Inc.	4.250%	10/1/26	300	297
	WP Carey Inc.	3.850%	7/15/29	200	190
	WP Carey Inc.	2.250%	4/1/33	1,000	788
					212,521
Technology (0.9%)
	Accenture Capital Inc.	3.900%	10/4/27	750	739
	Accenture Capital Inc.	4.050%	10/4/29	675	655
	Accenture Capital Inc.	4.250%	10/4/31	1,000	961
	Accenture Capital Inc.	4.500%	10/4/34	625	594
	Adobe Inc.	2.150%	2/1/27	500	477
	Adobe Inc.	4.850%	4/4/27	500	503
	Adobe Inc.	2.300%	2/1/30	1,060	943
	Adobe Inc.	4.950%	4/4/34	700	693
	Advanced Micro Devices Inc.	3.924%	6/1/32	300	279
	Amdocs Ltd.	2.538%	6/15/30	600	522
	Analog Devices Inc.	3.500%	12/5/26	500	491
	Analog Devices Inc.	3.450%	6/15/27	250	244
	Analog Devices Inc.	1.700%	10/1/28	800	718
	Analog Devices Inc.	2.100%	10/1/31	900	754
	Analog Devices Inc.	2.800%	10/1/41	1,050	739
	Analog Devices Inc.	2.950%	10/1/51	950	602
	Apple Inc.	0.700%	2/8/26	2,200	2,114
	Apple Inc.	3.250%	2/23/26	3,805	3,757
	Apple Inc.	2.450%	8/4/26	500	485
	Apple Inc.	2.050%	9/11/26	3,000	2,887
	Apple Inc.	3.200%	5/11/27	2,700	2,625
	Apple Inc.	2.900%	9/12/27	2,331	2,241
	Apple Inc.	3.000%	11/13/27	1,025	990
	Apple Inc.	1.200%	2/8/28	2,200	1,988
	Apple Inc.	4.000%	5/10/28	1,525	1,503
	Apple Inc.	1.400%	8/5/28	831	746
	Apple Inc.	2.200%	9/11/29	1,475	1,327
	Apple Inc.	4.150%	5/10/30	408	404
	Apple Inc.	1.650%	5/11/30	2,000	1,718
	Apple Inc.	1.250%	8/20/30	1,000	835
	Apple Inc.	1.650%	2/8/31	2,300	1,934

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	1.700%	8/5/31	900	749
	Apple Inc.	3.350%	8/8/32	3,325	3,046
	Apple Inc.	4.500%	2/23/36	825	804
	Apple Inc.	2.375%	2/8/41	1,300	894
	Apple Inc.	3.850%	5/4/43	2,825	2,335
	Apple Inc.	4.450%	5/6/44	1,236	1,124
	Apple Inc.	3.450%	2/9/45	1,594	1,219
	Apple Inc.	4.375%	5/13/45	1,775	1,563
	Apple Inc.	4.650%	2/23/46	3,720	3,392
	Apple Inc.	3.850%	8/4/46	1,750	1,407
	Apple Inc.	3.750%	9/12/47	842	661
	Apple Inc.	3.750%	11/13/47	1,000	785
	Apple Inc.	2.950%	9/11/49	1,600	1,065
	Apple Inc.	2.650%	5/11/50	1,855	1,150
	Apple Inc.	2.400%	8/20/50	1,732	1,019
	Apple Inc.	2.650%	2/8/51	3,596	2,213
	Apple Inc.	2.700%	8/5/51	1,600	993
	Apple Inc.	3.950%	8/8/52	1,500	1,191
	Apple Inc.	4.850%	5/10/53	377	356
	Apple Inc.	2.550%	8/20/60	1,100	641
	Apple Inc.	2.800%	2/8/61	2,000	1,184
	Apple Inc.	2.850%	8/5/61	1,300	780
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,037
	Applied Materials Inc.	1.750%	6/1/30	350	299
	Applied Materials Inc.	5.100%	10/1/35	400	400
	Applied Materials Inc.	5.850%	6/15/41	250	259
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,036
	Applied Materials Inc.	2.750%	6/1/50	550	343
	Arrow Electronics Inc.	3.875%	1/12/28	400	385
	Arrow Electronics Inc.	2.950%	2/15/32	400	340
	Arrow Electronics Inc.	5.875%	4/10/34	500	502
	Atlassian Corp.	5.250%	5/15/29	500	503
	Atlassian Corp.	5.500%	5/15/34	500	502
	Autodesk Inc.	3.500%	6/15/27	375	364
	Autodesk Inc.	2.850%	1/15/30	360	326
	Autodesk Inc.	2.400%	12/15/31	900	756
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	913
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	914
	Automatic Data Processing Inc.	4.450%	9/9/34	650	618
	Avnet Inc.	4.625%	4/15/26	450	447
	Avnet Inc.	6.250%	3/15/28	419	430
	Avnet Inc.	3.000%	5/15/31	200	170
	Block Financial LLC	2.500%	7/15/28	400	364
	Block Financial LLC	3.875%	8/15/30	600	554
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	563
	Broadcom Corp.	3.875%	1/15/27	3,150	3,100
	Broadcom Corp.	3.500%	1/15/28	800	770
	Broadcom Inc.	3.459%	9/15/26	588	577
	Broadcom Inc.	5.050%	7/12/27	853	861
[12]	Broadcom Inc.	1.950%	2/15/28	600	549
	Broadcom Inc.	4.150%	2/15/28	400	393
	Broadcom Inc.	4.110%	9/15/28	1,865	1,821
[12]	Broadcom Inc.	4.000%	4/15/29	500	481
	Broadcom Inc.	4.750%	4/15/29	750	745
	Broadcom Inc.	5.050%	7/12/29	1,319	1,324
	Broadcom Inc.	4.350%	2/15/30	650	632
	Broadcom Inc.	5.000%	4/15/30	2,150	2,151
	Broadcom Inc.	4.150%	11/15/30	2,000	1,915
[12]	Broadcom Inc.	2.450%	2/15/31	3,550	3,063
	Broadcom Inc.	5.150%	11/15/31	421	424
[7]	Broadcom Inc.	4.550%	2/15/32	500	483
[12]	Broadcom Inc.	4.150%	4/15/32	1,000	937
	Broadcom Inc.	4.300%	11/15/32	1,750	1,650
[12]	Broadcom Inc.	2.600%	2/15/33	1,500	1,240
[12]	Broadcom Inc.	3.419%	4/15/33	1,892	1,656
[12]	Broadcom Inc.	3.469%	4/15/34	3,652	3,162
[12]	Broadcom Inc.	3.137%	11/15/35	2,800	2,285
[12]	Broadcom Inc.	3.187%	11/15/36	2,800	2,253
[12]	Broadcom Inc.	4.926%	5/15/37	2,850	2,711
[12]	Broadcom Inc.	3.500%	2/15/41	1,229	959

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Broadcom Inc.	3.750%	2/15/51	1,500	1,113
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	314
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	339
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	769
	Cadence Design Systems Inc.	4.200%	9/10/27	350	346
	Cadence Design Systems Inc.	4.300%	9/10/29	1,150	1,127
	Cadence Design Systems Inc.	4.700%	9/10/34	2,800	2,684
	CDW LLC	4.250%	4/1/28	347	336
	CDW LLC	3.250%	2/15/29	487	449
	CDW LLC	5.100%	3/1/30	279	275
	CDW LLC	3.569%	12/1/31	872	777
	CDW LLC	5.550%	8/22/34	279	275
	CGI Inc.	1.450%	9/14/26	1,200	1,135
	CGI Inc.	2.300%	9/14/31	400	332
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,345
	Cintas Corp. No. 2	4.000%	5/1/32	950	889
	Cisco Systems Inc.	4.900%	2/26/26	3,450	3,472
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,524
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,308
	Cisco Systems Inc.	4.800%	2/26/27	1,650	1,661
	Cisco Systems Inc.	4.850%	2/26/29	6,200	6,236
	Cisco Systems Inc.	4.950%	2/26/31	2,921	2,930
	Cisco Systems Inc.	5.050%	2/26/34	3,295	3,281
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,474
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,283
	Cisco Systems Inc.	5.300%	2/26/54	1,235	1,197
	Cisco Systems Inc.	5.350%	2/26/64	815	781
	Concentrix Corp.	6.600%	8/2/28	1,450	1,485
	Corning Inc.	4.700%	3/15/37	750	690
	Corning Inc.	5.750%	8/15/40	665	665
	Corning Inc.	4.750%	3/15/42	420	372
	Corning Inc.	4.375%	11/15/57	775	593
	Corning Inc.	5.850%	11/15/68	400	382
	Corning Inc.	5.450%	11/15/79	700	633
	Dell Inc.	7.100%	4/15/28	70	75
	Dell Inc.	6.500%	4/15/38	400	419
	Dell International LLC	6.020%	6/15/26	2,585	2,622
	Dell International LLC	4.900%	10/1/26	1,000	1,002
	Dell International LLC	6.100%	7/15/27	800	823
	Dell International LLC	5.250%	2/1/28	885	895
	Dell International LLC	5.300%	10/1/29	212	214
	Dell International LLC	4.350%	2/1/30	350	339
	Dell International LLC	6.200%	7/15/30	475	498
	Dell International LLC	5.750%	2/1/33	700	719
	Dell International LLC	4.850%	2/1/35	2,258	2,143
	Dell International LLC	8.100%	7/15/36	972	1,152
	Dell International LLC	3.375%	12/15/41	500	367
	Dell International LLC	8.350%	7/15/46	571	724
	Dell International LLC	3.450%	12/15/51	1,200	812
	DXC Technology Co.	1.800%	9/15/26	700	662
	DXC Technology Co.	2.375%	9/15/28	2,600	2,342
	Equifax Inc.	5.100%	6/1/28	1,500	1,506
	Equifax Inc.	4.800%	9/15/29	276	273
	Equifax Inc.	3.100%	5/15/30	445	403
	Equifax Inc.	2.350%	9/15/31	900	752
	Fidelity National Information Services Inc.	1.150%	3/1/26	900	863
	Fidelity National Information Services Inc.	1.650%	3/1/28	1,900	1,718
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	237
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	593
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	508
	Fiserv Inc.	3.200%	7/1/26	2,100	2,053
	Fiserv Inc.	2.250%	6/1/27	1,550	1,462
	Fiserv Inc.	4.200%	10/1/28	800	778
	Fiserv Inc.	3.500%	7/1/29	2,505	2,350
	Fiserv Inc.	4.750%	3/15/30	1,000	987
	Fiserv Inc.	2.650%	6/1/30	1,900	1,679
	Fiserv Inc.	5.350%	3/15/31	350	356
	Fiserv Inc.	5.600%	3/2/33	250	253
	Fiserv Inc.	5.625%	8/21/33	472	480
	Fiserv Inc.	5.450%	3/15/34	849	849

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	5.150%	8/12/34	1,000	977
Fiserv Inc.	4.400%	7/1/49	1,650	1,346
Flex Ltd.	4.875%	6/15/29	664	651
Flex Ltd.	5.250%	1/15/32	575	567
Fortinet Inc.	1.000%	3/15/26	500	478
Fortinet Inc.	2.200%	3/15/31	500	425
Genpact Luxembourg Sarl	6.000%	6/4/29	250	255
Global Payments Inc.	1.200%	3/1/26	1,000	958
Global Payments Inc.	4.800%	4/1/26	600	599
Global Payments Inc.	2.150%	1/15/27	700	663
Global Payments Inc.	4.950%	8/15/27	250	250
Global Payments Inc.	4.450%	6/1/28	300	294
Global Payments Inc.	3.200%	8/15/29	1,600	1,466
Global Payments Inc.	2.900%	5/15/30	500	445
Global Payments Inc.	2.900%	11/15/31	800	684
Global Payments Inc.	5.400%	8/15/32	650	649
Global Payments Inc.	4.150%	8/15/49	800	597
Global Payments Inc.	5.950%	8/15/52	530	512
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	424
Hewlett Packard Enterprise Co.	4.450%	9/25/26	750	746
Hewlett Packard Enterprise Co.	4.400%	9/25/27	335	331
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	1,009
Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,515	1,476
Hewlett Packard Enterprise Co.	4.850%	10/15/31	750	731
Hewlett Packard Enterprise Co.	5.000%	10/15/34	3,075	2,956
Hewlett Packard Enterprise Co.	6.350%	10/15/45	771	798
Hewlett Packard Enterprise Co.	5.600%	10/15/54	5,279	4,968
HP Inc.	1.450%	6/17/26	900	858
HP Inc.	3.000%	6/17/27	900	862
HP Inc.	4.750%	1/15/28	675	674
HP Inc.	4.000%	4/15/29	800	767
HP Inc.	3.400%	6/17/30	800	733
HP Inc.	2.650%	6/17/31	900	770
HP Inc.	4.200%	4/15/32	800	749
HP Inc.	5.500%	1/15/33	250	252
HP Inc.	6.000%	9/15/41	910	919
Hubbell Inc.	3.350%	3/1/26	300	295
Hubbell Inc.	3.150%	8/15/27	275	263
Hubbell Inc.	3.500%	2/15/28	400	384
IBM International Capital Pte. Ltd.	4.900%	2/5/34	1,000	971
IBM International Capital Pte. Ltd.	5.300%	2/5/54	1,150	1,059
Intel Corp.	2.600%	5/19/26	4,740	4,596
Intel Corp.	3.750%	3/25/27	1,750	1,704
Intel Corp.	3.750%	8/5/27	400	388
Intel Corp.	4.875%	2/10/28	1,500	1,492
Intel Corp.	1.600%	8/12/28	900	795
Intel Corp.	2.450%	11/15/29	2,900	2,543
Intel Corp.	5.125%	2/10/30	1,000	990
Intel Corp.	3.900%	3/25/30	1,240	1,160
Intel Corp.	5.000%	2/21/31	1,400	1,373
Intel Corp.	2.000%	8/12/31	1,000	805
Intel Corp.	4.150%	8/5/32	875	796
Intel Corp.	4.000%	12/15/32	1,625	1,457
Intel Corp.	5.200%	2/10/33	1,850	1,787
Intel Corp.	4.600%	3/25/40	600	499
Intel Corp.	2.800%	8/12/41	700	446
Intel Corp.	4.800%	10/1/41	1,065	885
Intel Corp.	4.900%	7/29/45	1,000	807
Intel Corp.	4.100%	5/19/46	1,350	962
Intel Corp.	4.100%	5/11/47	800	567
Intel Corp.	3.734%	12/8/47	1,200	793
Intel Corp.	3.250%	11/15/49	600	359
Intel Corp.	4.750%	3/25/50	2,185	1,687
Intel Corp.	3.050%	8/12/51	1,000	568
Intel Corp.	4.900%	8/5/52	1,100	866
Intel Corp.	5.700%	2/10/53	3,084	2,727
Intel Corp.	5.600%	2/21/54	500	438
Intel Corp.	3.100%	2/15/60	700	373
Intel Corp.	3.200%	8/12/61	700	378
Intel Corp.	5.050%	8/5/62	1,000	779

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	5.900%	2/10/63	985	884
	International Business Machines Corp.	3.450%	2/19/26	6,719	6,629
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,323
	International Business Machines Corp.	1.700%	5/15/27	3,300	3,081
	International Business Machines Corp.	4.500%	2/6/28	1,410	1,401
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,819
	International Business Machines Corp.	1.950%	5/15/30	2,200	1,888
	International Business Machines Corp.	4.750%	2/6/33	1,000	980
	International Business Machines Corp.	4.150%	5/15/39	1,750	1,503
	International Business Machines Corp.	5.600%	11/30/39	414	414
	International Business Machines Corp.	2.850%	5/15/40	970	691
	International Business Machines Corp.	4.000%	6/20/42	1,287	1,048
	International Business Machines Corp.	4.250%	5/15/49	1,800	1,445
	International Business Machines Corp.	2.950%	5/15/50	545	342
	International Business Machines Corp.	4.900%	7/27/52	304	270
	International Business Machines Corp.	5.100%	2/6/53	2,450	2,243
	Intuit Inc.	1.350%	7/15/27	400	369
	Intuit Inc.	1.650%	7/15/30	1,100	927
	Intuit Inc.	5.200%	9/15/33	1,000	1,001
	Intuit Inc.	5.500%	9/15/53	990	970
	Jabil Inc.	3.950%	1/12/28	400	387
	Jabil Inc.	3.600%	1/15/30	500	461
	Jabil Inc.	3.000%	1/15/31	450	396
	Juniper Networks Inc.	3.750%	8/15/29	500	475
	Juniper Networks Inc.	2.000%	12/10/30	500	418
	Juniper Networks Inc.	5.950%	3/15/41	150	148
	KLA Corp.	4.100%	3/15/29	300	292
	KLA Corp.	4.650%	7/15/32	900	881
	KLA Corp.	4.700%	2/1/34	750	728
	KLA Corp.	5.000%	3/15/49	800	737
	KLA Corp.	3.300%	3/1/50	700	483
	KLA Corp.	4.950%	7/15/52	1,000	906
	KLA Corp.	5.250%	7/15/62	750	700
	Kyndryl Holdings Inc.	2.050%	10/15/26	300	285
	Kyndryl Holdings Inc.	2.700%	10/15/28	100	92
	Kyndryl Holdings Inc.	3.150%	10/15/31	1,000	867
	Kyndryl Holdings Inc.	4.100%	10/15/41	600	475
	Lam Research Corp.	3.750%	3/15/26	1,700	1,683
	Lam Research Corp.	4.000%	3/15/29	1,050	1,021
	Lam Research Corp.	1.900%	6/15/30	785	672
	Lam Research Corp.	4.875%	3/15/49	500	448
	Lam Research Corp.	2.875%	6/15/50	500	315
	Lam Research Corp.	3.125%	6/15/60	400	244
	Leidos Inc.	4.375%	5/15/30	1,200	1,147
	Leidos Inc.	2.300%	2/15/31	800	671
	Marvell Technology Inc.	2.450%	4/15/28	400	369
[7]	Marvell Technology Inc.	4.875%	6/22/28	300	298
	Marvell Technology Inc.	5.750%	2/15/29	300	308
	Marvell Technology Inc.	2.950%	4/15/31	200	175
	Marvell Technology Inc.	5.950%	9/15/33	650	675
	Microchip Technology Inc.	4.900%	3/15/28	675	673
	Microchip Technology Inc.	5.050%	3/15/29	1,000	997
	Microchip Technology Inc.	5.050%	2/15/30	575	571
	Micron Technology Inc.	4.975%	2/6/26	275	275
	Micron Technology Inc.	4.185%	2/15/27	750	739
	Micron Technology Inc.	5.375%	4/15/28	800	808
	Micron Technology Inc.	5.327%	2/6/29	575	578
	Micron Technology Inc.	6.750%	11/1/29	1,065	1,133
	Micron Technology Inc.	4.663%	2/15/30	300	293
	Micron Technology Inc.	5.300%	1/15/31	500	500
	Micron Technology Inc.	2.703%	4/15/32	700	586
	Micron Technology Inc.	5.875%	2/9/33	709	726
	Micron Technology Inc.	5.875%	9/15/33	700	718
	Micron Technology Inc.	3.366%	11/1/41	500	364
	Micron Technology Inc.	3.477%	11/1/51	500	336
	Microsoft Corp.	2.400%	8/8/26	3,700	3,590
	Microsoft Corp.	3.400%	9/15/26	1,047	1,031
	Microsoft Corp.	3.300%	2/6/27	3,800	3,720
	Microsoft Corp.	1.350%	9/15/30	1,000	847
	Microsoft Corp.	3.500%	2/12/35	1,325	1,199

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.450%	8/8/36	2,750	2,392
	Microsoft Corp.	4.100%	2/6/37	1,075	1,003
	Microsoft Corp.	5.300%	2/8/41	800	861
	Microsoft Corp.	3.700%	8/8/46	3,824	3,049
	Microsoft Corp.	4.500%	6/15/47	1,125	1,012
	Microsoft Corp.	2.525%	6/1/50	5,065	3,109
	Microsoft Corp.	2.500%	9/15/50	1,400	847
	Microsoft Corp.	2.921%	3/17/52	5,076	3,356
	Microsoft Corp.	4.500%	2/6/57	200	178
	Microsoft Corp.	2.675%	6/1/60	5,207	3,039
	Microsoft Corp.	3.041%	3/17/62	1,671	1,068
	Moody's Corp.	3.250%	1/15/28	300	287
	Moody's Corp.	2.000%	8/19/31	2,100	1,744
	Moody's Corp.	2.750%	8/19/41	600	413
	Moody's Corp.	5.250%	7/15/44	600	566
	Moody's Corp.	4.875%	12/17/48	300	266
	Moody's Corp.	3.250%	5/20/50	250	166
	Moody's Corp.	3.750%	2/25/52	500	367
	Moody's Corp.	3.100%	11/29/61	250	149
	Motorola Solutions Inc.	4.600%	2/23/28	700	694
	Motorola Solutions Inc.	5.000%	4/15/29	200	200
	Motorola Solutions Inc.	4.600%	5/23/29	700	688
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	856
	Motorola Solutions Inc.	2.750%	5/24/31	500	433
	Motorola Solutions Inc.	5.500%	9/1/44	300	288
	NetApp Inc.	2.375%	6/22/27	400	378
	NetApp Inc.	2.700%	6/22/30	600	529
	Nokia OYJ	6.625%	5/15/39	425	432
	Nordson Corp.	5.600%	9/15/28	300	306
	Nordson Corp.	4.500%	12/15/29	500	488
	Nordson Corp.	5.800%	9/15/33	500	515
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,729
	NVIDIA Corp.	1.550%	6/15/28	1,000	908
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,053
	NVIDIA Corp.	2.000%	6/15/31	1,350	1,147
	NVIDIA Corp.	3.500%	4/1/40	800	661
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,456
	NVIDIA Corp.	3.700%	4/1/60	350	258
	NXP BV	5.350%	3/1/26	787	790
	NXP BV	3.875%	6/18/26	300	296
	NXP BV	3.150%	5/1/27	930	894
	NXP BV	5.550%	12/1/28	375	381
	NXP BV	4.300%	6/18/29	750	727
	NXP BV	3.400%	5/1/30	1,100	1,011
	NXP BV	2.500%	5/11/31	900	766
	NXP BV	2.650%	2/15/32	1,917	1,612
	NXP BV	3.250%	5/11/41	900	657
	NXP BV	3.125%	2/15/42	400	278
	NXP BV	3.250%	11/30/51	400	256
	Oracle Corp.	1.650%	3/25/26	2,325	2,241
	Oracle Corp.	2.650%	7/15/26	2,500	2,425
	Oracle Corp.	2.800%	4/1/27	1,524	1,463
	Oracle Corp.	2.300%	3/25/28	1,285	1,188
	Oracle Corp.	4.500%	5/6/28	209	207
[7]	Oracle Corp.	4.200%	9/27/29	1,617	1,561
	Oracle Corp.	6.150%	11/9/29	1,075	1,127
	Oracle Corp.	2.950%	4/1/30	2,950	2,663
	Oracle Corp.	4.650%	5/6/30	600	591
	Oracle Corp.	2.875%	3/25/31	3,500	3,075
	Oracle Corp.	4.300%	7/8/34	1,600	1,471
	Oracle Corp.	4.700%	9/27/34	4,334	4,107
	Oracle Corp.	3.900%	5/15/35	1,375	1,202
	Oracle Corp.	3.850%	7/15/36	1,180	1,010
	Oracle Corp.	3.800%	11/15/37	1,484	1,238
	Oracle Corp.	6.125%	7/8/39	600	621
	Oracle Corp.	3.600%	4/1/40	2,575	2,008
	Oracle Corp.	5.375%	7/15/40	3,795	3,639
	Oracle Corp.	3.650%	3/25/41	2,050	1,591
	Oracle Corp.	4.500%	7/8/44	985	829
	Oracle Corp.	4.125%	5/15/45	825	649

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	4.000%	7/15/46	3,600	2,763
Oracle Corp.	4.000%	11/15/47	3,875	2,949
Oracle Corp.	3.600%	4/1/50	4,200	2,932
Oracle Corp.	3.950%	3/25/51	3,025	2,234
Oracle Corp.	6.900%	11/9/52	1,575	1,759
Oracle Corp.	5.550%	2/6/53	450	425
Oracle Corp.	5.375%	9/27/54	2,500	2,303
Oracle Corp.	4.375%	5/15/55	1,150	897
Oracle Corp.	3.850%	4/1/60	2,250	1,540
Oracle Corp.	4.100%	3/25/61	1,300	929
Oracle Corp.	5.500%	9/27/64	1,100	1,006
PayPal Holdings Inc.	2.650%	10/1/26	900	871
PayPal Holdings Inc.	3.900%	6/1/27	2,000	1,970
PayPal Holdings Inc.	2.850%	10/1/29	1,000	914
PayPal Holdings Inc.	2.300%	6/1/30	900	789
PayPal Holdings Inc.	5.150%	6/1/34	1,875	1,863
PayPal Holdings Inc.	3.250%	6/1/50	1,000	676
PayPal Holdings Inc.	5.500%	6/1/54	1,000	974
PayPal Holdings Inc.	5.250%	6/1/62	500	455
Qorvo Inc.	4.375%	10/15/29	800	750
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,118
QUALCOMM Inc.	1.300%	5/20/28	964	864
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,228
QUALCOMM Inc.	1.650%	5/20/32	1,931	1,539
QUALCOMM Inc.	4.250%	5/20/32	300	288
QUALCOMM Inc.	5.400%	5/20/33	650	670
QUALCOMM Inc.	4.650%	5/20/35	800	773
QUALCOMM Inc.	4.800%	5/20/45	1,000	901
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,217
QUALCOMM Inc.	3.250%	5/20/50	500	340
QUALCOMM Inc.	4.500%	5/20/52	400	334
QUALCOMM Inc.	6.000%	5/20/53	650	678
Quanta Services Inc.	4.750%	8/9/27	1,500	1,497
Quanta Services Inc.	2.900%	10/1/30	800	714
Quanta Services Inc.	5.250%	8/9/34	550	538
RELX Capital Inc.	4.000%	3/18/29	800	773
RELX Capital Inc.	3.000%	5/22/30	500	454
RELX Capital Inc.	4.750%	5/20/32	500	486
Roper Technologies Inc.	3.800%	12/15/26	600	591
Roper Technologies Inc.	1.400%	9/15/27	500	458
Roper Technologies Inc.	4.200%	9/15/28	650	635
Roper Technologies Inc.	2.950%	9/15/29	475	434
Roper Technologies Inc.	4.500%	10/15/29	350	343
Roper Technologies Inc.	2.000%	6/30/30	525	447
Roper Technologies Inc.	4.750%	2/15/32	250	243
Roper Technologies Inc.	4.900%	10/15/34	850	817
S&P Global Inc.	2.950%	1/22/27	400	387
S&P Global Inc.	2.450%	3/1/27	1,000	956
S&P Global Inc.	4.750%	8/1/28	800	799
S&P Global Inc.	2.700%	3/1/29	1,100	1,012
S&P Global Inc.	4.250%	5/1/29	900	880
S&P Global Inc.	2.500%	12/1/29	375	337
S&P Global Inc.	1.250%	8/15/30	500	413
S&P Global Inc.	2.900%	3/1/32	1,200	1,046
S&P Global Inc.	3.250%	12/1/49	550	380
S&P Global Inc.	3.700%	3/1/52	900	671
S&P Global Inc.	2.300%	8/15/60	1,000	500
S&P Global Inc.	3.900%	3/1/62	250	185
Salesforce Inc.	3.700%	4/11/28	1,275	1,241
Salesforce Inc.	1.500%	7/15/28	965	867
Salesforce Inc.	1.950%	7/15/31	600	504
Salesforce Inc.	2.700%	7/15/41	1,200	845
Salesforce Inc.	2.900%	7/15/51	1,638	1,044
Salesforce Inc.	3.050%	7/15/61	1,200	736
ServiceNow Inc.	1.400%	9/1/30	1,200	996
Skyworks Solutions Inc.	1.800%	6/1/26	500	479
Skyworks Solutions Inc.	3.000%	6/1/31	500	428
TD SYNNEX Corp.	1.750%	8/9/26	500	475
TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,267
Teledyne FLIR LLC	2.500%	8/1/30	500	437

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	1.125%	9/15/26	500	473
	Texas Instruments Inc.	2.900%	11/3/27	400	383
	Texas Instruments Inc.	4.600%	2/15/28	500	501
	Texas Instruments Inc.	2.250%	9/4/29	1,100	987
	Texas Instruments Inc.	1.750%	5/4/30	560	479
	Texas Instruments Inc.	1.900%	9/15/31	450	376
	Texas Instruments Inc.	4.900%	3/14/33	800	794
	Texas Instruments Inc.	4.850%	2/8/34	330	325
	Texas Instruments Inc.	3.875%	3/15/39	600	515
	Texas Instruments Inc.	4.150%	5/15/48	1,225	996
	Texas Instruments Inc.	2.700%	9/15/51	400	242
	Texas Instruments Inc.	5.000%	3/14/53	800	730
	Texas Instruments Inc.	5.150%	2/8/54	831	776
	Texas Instruments Inc.	5.050%	5/18/63	1,379	1,240
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,090
	TSMC Arizona Corp.	3.875%	4/22/27	575	565
	TSMC Arizona Corp.	4.125%	4/22/29	500	486
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	856
	TSMC Arizona Corp.	4.250%	4/22/32	450	430
	TSMC Arizona Corp.	3.125%	10/25/41	875	669
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	752
	TSMC Arizona Corp.	4.500%	4/22/52	900	813
	Verisk Analytics Inc.	4.125%	3/15/29	900	872
	Verisk Analytics Inc.	5.250%	6/5/34	550	544
	Verisk Analytics Inc.	3.625%	5/15/50	1,200	839
	VMware LLC	1.400%	8/15/26	1,150	1,089
	VMware LLC	4.650%	5/15/27	450	448
	VMware LLC	3.900%	8/21/27	1,050	1,026
	VMware LLC	1.800%	8/15/28	700	628
	VMware LLC	4.700%	5/15/30	860	842
	VMware LLC	2.200%	8/15/31	1,400	1,161
	Western Digital Corp.	2.850%	2/1/29	500	445
	Western Digital Corp.	3.100%	2/1/32	800	666
	Workday Inc.	3.500%	4/1/27	1,100	1,072
	Workday Inc.	3.700%	4/1/29	600	571
	Workday Inc.	3.800%	4/1/32	1,200	1,092
	Xilinx Inc.	2.375%	6/1/30	550	485
					495,073
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/28	400	386
	AEP Texas Inc.	5.450%	5/15/29	650	659
	AEP Texas Inc.	5.400%	6/1/33	1,250	1,238
	AEP Texas Inc.	5.700%	5/15/34	1,000	1,006
	AEP Texas Inc.	3.800%	10/1/47	250	179
	AEP Texas Inc.	5.250%	5/15/52	200	180
	AEP Transmission Co. LLC	3.100%	12/1/26	200	194
	AEP Transmission Co. LLC	5.150%	4/1/34	250	246
	AEP Transmission Co. LLC	4.000%	12/1/46	325	255
	AEP Transmission Co. LLC	3.750%	12/1/47	450	333
	AEP Transmission Co. LLC	4.250%	9/15/48	325	259
	AEP Transmission Co. LLC	3.800%	6/15/49	270	200
	AEP Transmission Co. LLC	3.150%	9/15/49	70	46
[7]	AEP Transmission Co. LLC	3.650%	4/1/50	300	217
[7]	AEP Transmission Co. LLC	2.750%	8/15/51	250	150
[7]	AEP Transmission Co. LLC	4.500%	6/15/52	500	413
	AEP Transmission Co. LLC	5.400%	3/15/53	250	238
	AES Corp.	1.375%	1/15/26	2,900	2,791
	AES Corp.	5.450%	6/1/28	575	578
	AES Corp.	2.450%	1/15/31	800	667
	Alabama Power Co.	3.750%	9/1/27	200	196
[7]	Alabama Power Co.	1.450%	9/15/30	500	414
	Alabama Power Co.	3.050%	3/15/32	600	526
	Alabama Power Co.	3.940%	9/1/32	500	464
	Alabama Power Co.	6.000%	3/1/39	100	104
	Alabama Power Co.	3.850%	12/1/42	125	99
	Alabama Power Co.	4.150%	8/15/44	550	451
	Alabama Power Co.	3.750%	3/1/45	570	436
	Alabama Power Co.	4.300%	1/2/46	300	248
[7]	Alabama Power Co.	3.700%	12/1/47	325	242

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	3.450%	10/1/49	2,250	1,589
	Alabama Power Co.	3.125%	7/15/51	1,800	1,182
	Alabama Power Co.	3.000%	3/15/52	575	369
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	500	503
	Ameren Corp.	3.650%	2/15/26	440	434
	Ameren Corp.	5.700%	12/1/26	230	234
	Ameren Corp.	1.950%	3/15/27	500	470
	Ameren Corp.	1.750%	3/15/28	500	452
	Ameren Corp.	5.000%	1/15/29	575	575
	Ameren Corp.	3.500%	1/15/31	1,180	1,076
	Ameren Illinois Co.	3.800%	5/15/28	350	339
	Ameren Illinois Co.	1.550%	11/15/30	500	414
	Ameren Illinois Co.	3.850%	9/1/32	190	174
	Ameren Illinois Co.	4.150%	3/15/46	475	392
	Ameren Illinois Co.	3.700%	12/1/47	350	262
	Ameren Illinois Co.	3.250%	3/15/50	240	163
	Ameren Illinois Co.	2.900%	6/15/51	500	313
	Ameren Illinois Co.	5.900%	12/1/52	500	511
	Ameren Illinois Co.	5.550%	7/1/54	275	271
	American Electric Power Co. Inc.	5.750%	11/1/27	500	512
[7]	American Electric Power Co. Inc.	4.300%	12/1/28	500	488
	American Electric Power Co. Inc.	5.200%	1/15/29	600	604
	American Electric Power Co. Inc.	5.950%	11/1/32	500	516
	American Electric Power Co. Inc.	5.625%	3/1/33	900	909
	American Electric Power Co. Inc.	3.250%	3/1/50	500	321
	American Electric Power Co. Inc.	6.950%	12/15/54	750	776
[7]	American Electric Power Co. Inc.	7.050%	12/15/54	900	932
	American Electric Power Co. Inc.	3.875%	2/15/62	750	707
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,170
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,177
	American Water Capital Corp.	2.800%	5/1/30	200	179
	American Water Capital Corp.	2.300%	6/1/31	300	253
	American Water Capital Corp.	4.450%	6/1/32	700	668
	American Water Capital Corp.	5.150%	3/1/34	550	545
	American Water Capital Corp.	6.593%	10/15/37	700	771
	American Water Capital Corp.	4.300%	12/1/42	125	106
	American Water Capital Corp.	4.300%	9/1/45	500	410
	American Water Capital Corp.	4.000%	12/1/46	245	191
	American Water Capital Corp.	3.750%	9/1/47	475	353
	American Water Capital Corp.	4.200%	9/1/48	450	358
	American Water Capital Corp.	4.150%	6/1/49	400	315
	American Water Capital Corp.	3.450%	5/1/50	250	173
	American Water Capital Corp.	3.250%	6/1/51	500	333
	American Water Capital Corp.	5.450%	3/1/54	1,103	1,056
[7]	Appalachian Power Co.	2.700%	4/1/31	417	361
[7]	Appalachian Power Co.	4.500%	8/1/32	692	651
	Appalachian Power Co.	5.650%	4/1/34	400	401
	Appalachian Power Co.	7.000%	4/1/38	460	505
	Appalachian Power Co.	4.400%	5/15/44	575	467
[7]	Appalachian Power Co.	4.500%	3/1/49	148	118
[7]	Appalachian Power Co.	3.700%	5/1/50	300	208
	Arizona Public Service Co.	2.950%	9/15/27	300	286
	Arizona Public Service Co.	2.600%	8/15/29	500	452
	Arizona Public Service Co.	6.350%	12/15/32	300	317
	Arizona Public Service Co.	5.700%	8/15/34	1,000	1,011
	Arizona Public Service Co.	5.050%	9/1/41	525	477
	Arizona Public Service Co.	4.500%	4/1/42	325	274
	Arizona Public Service Co.	4.350%	11/15/45	350	283
	Arizona Public Service Co.	3.750%	5/15/46	395	291
	Arizona Public Service Co.	3.350%	5/15/50	300	202
	Atlantic City Electric Co.	2.300%	3/15/31	500	425
	Atmos Energy Corp.	3.000%	6/15/27	375	361
	Atmos Energy Corp.	2.625%	9/15/29	350	319
	Atmos Energy Corp.	1.500%	1/15/31	1,000	820
	Atmos Energy Corp.	5.450%	10/15/32	250	256
	Atmos Energy Corp.	5.900%	11/15/33	650	680
	Atmos Energy Corp.	5.500%	6/15/41	600	598
	Atmos Energy Corp.	4.150%	1/15/43	75	62
	Atmos Energy Corp.	4.125%	10/15/44	950	773
	Atmos Energy Corp.	4.125%	3/15/49	900	707

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	3.375%	9/15/49	720	494
	Atmos Energy Corp.	2.850%	2/15/52	650	395
	Atmos Energy Corp.	5.750%	10/15/52	500	501
	Atmos Energy Corp.	6.200%	11/15/53	400	426
	Atmos Energy Corp.	5.000%	12/15/54	450	404
	Avangrid Inc.	3.800%	6/1/29	600	568
	Avista Corp.	4.350%	6/1/48	300	246
	Avista Corp.	4.000%	4/1/52	346	258
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	217
	Baltimore Gas & Electric Co.	2.250%	6/15/31	1,050	889
[7]	Baltimore Gas & Electric Co.	5.300%	6/1/34	350	350
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	777
[7]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	186
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	187
	Baltimore Gas & Electric Co.	4.550%	6/1/52	1,000	831
	Baltimore Gas & Electric Co.	5.400%	6/1/53	325	309
[7]	Baltimore Gas & Electric Co.	5.650%	6/1/54	300	296
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	238
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,250	1,176
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	1,500	1,218
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,051
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	465
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	606
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	610
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	185
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	288
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,380
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	305
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	746
	Black Hills Corp.	3.950%	1/15/26	250	247
	Black Hills Corp.	3.150%	1/15/27	325	314
	Black Hills Corp.	5.950%	3/15/28	500	515
	Black Hills Corp.	3.050%	10/15/29	170	155
	Black Hills Corp.	4.350%	5/1/33	350	322
	Black Hills Corp.	6.150%	5/15/34	1,000	1,040
	Black Hills Corp.	6.000%	1/15/35	900	928
	Black Hills Corp.	4.200%	9/15/46	250	195
[7]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	145
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	950	961
[7]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	426
[7]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	435
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	488
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	300	296
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	300	293
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	496	381
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	249
[7]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	483
[7]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	125
[7]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	479
[7]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	179
[7]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	231
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	471
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	955
	CenterPoint Energy Inc.	4.250%	11/1/28	111	107
	CenterPoint Energy Inc.	5.400%	6/1/29	1,500	1,517
	CenterPoint Energy Inc.	2.950%	3/1/30	327	294
	CenterPoint Energy Inc.	2.650%	6/1/31	500	430
	CenterPoint Energy Inc.	3.700%	9/1/49	300	213
[7]	CenterPoint Energy Inc.	6.850%	2/15/55	850	868
[7]	CenterPoint Energy Inc.	7.000%	2/15/55	300	308
	CenterPoint Energy Inc.	6.700%	5/15/55	750	747
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	505
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	437
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	251
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	502
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	275	274
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	375
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	195
	Cleco Corporate Holdings LLC	3.743%	5/1/26	89	87
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	229

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	328
	CMS Energy Corp.	3.450%	8/15/27	300	290
	CMS Energy Corp.	4.875%	3/1/44	275	244
[7]	CMS Energy Corp.	4.750%	6/1/50	400	377
	CMS Energy Corp.	3.750%	12/1/50	500	435
[7]	Commonwealth Edison Co.	2.950%	8/15/27	275	264
	Commonwealth Edison Co.	3.700%	8/15/28	300	289
[7]	Commonwealth Edison Co.	3.150%	3/15/32	300	264
	Commonwealth Edison Co.	4.900%	2/1/33	300	294
	Commonwealth Edison Co.	5.300%	6/1/34	475	476
	Commonwealth Edison Co.	5.900%	3/15/36	500	519
	Commonwealth Edison Co.	6.450%	1/15/38	384	415
	Commonwealth Edison Co.	4.700%	1/15/44	825	728
	Commonwealth Edison Co.	3.700%	3/1/45	625	476
	Commonwealth Edison Co.	4.350%	11/15/45	900	753
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	746
[7]	Commonwealth Edison Co.	3.750%	8/15/47	500	373
	Commonwealth Edison Co.	4.000%	3/1/48	775	604
	Commonwealth Edison Co.	4.000%	3/1/49	700	538
[7]	Commonwealth Edison Co.	3.200%	11/15/49	250	165
	Commonwealth Edison Co.	3.000%	3/1/50	500	322
[7]	Commonwealth Edison Co.	2.750%	9/1/51	300	178
[7]	Commonwealth Edison Co.	3.850%	3/15/52	384	284
	Commonwealth Edison Co.	5.300%	2/1/53	500	471
	Commonwealth Edison Co.	5.650%	6/1/54	100	98
[7]	Connecticut Light & Power Co.	3.200%	3/15/27	250	242
[7]	Connecticut Light & Power Co.	2.050%	7/1/31	300	251
	Connecticut Light & Power Co.	4.950%	8/15/34	100	98
	Connecticut Light & Power Co.	4.300%	4/15/44	375	313
[7]	Connecticut Light & Power Co.	4.150%	6/1/45	75	61
	Connecticut Light & Power Co.	4.000%	4/1/48	625	490
	Connecticut Light & Power Co.	5.250%	1/15/53	500	472
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	1,000	858
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	363
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	600	611
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	150	152
[7]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	298
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	750	737
[7]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	889
[7]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	317
[7]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	442
[7]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	593
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	946
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	440
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	520
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	402
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	868
[7]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	569
[7]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	511
[7]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,403
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	629
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	600	609
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	500	497
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	500	420
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	850	818
[7]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	275	214
[7]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,425	1,046
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	401
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	244
	Constellation Energy Generation LLC	5.600%	3/1/28	219	223
	Constellation Energy Generation LLC	5.800%	3/1/33	163	167
	Constellation Energy Generation LLC	6.125%	1/15/34	500	523
	Constellation Energy Generation LLC	6.250%	10/1/39	767	799
	Constellation Energy Generation LLC	5.750%	10/1/41	325	317
	Constellation Energy Generation LLC	5.600%	6/15/42	688	664
	Constellation Energy Generation LLC	6.500%	10/1/53	575	611
	Constellation Energy Generation LLC	5.750%	3/15/54	750	729
	Consumers Energy Co.	4.650%	3/1/28	500	498
	Consumers Energy Co.	3.800%	11/15/28	250	241
	Consumers Energy Co.	4.900%	2/15/29	500	501

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.600%	5/30/29	500	495
	Consumers Energy Co.	4.700%	1/15/30	300	298
	Consumers Energy Co.	3.600%	8/15/32	88	80
	Consumers Energy Co.	4.625%	5/15/33	259	250
	Consumers Energy Co.	3.950%	5/15/43	600	488
	Consumers Energy Co.	3.250%	8/15/46	550	396
	Consumers Energy Co.	3.950%	7/15/47	500	390
	Consumers Energy Co.	4.050%	5/15/48	500	398
	Consumers Energy Co.	4.350%	4/15/49	530	441
	Consumers Energy Co.	3.100%	8/15/50	567	382
	Consumers Energy Co.	3.500%	8/1/51	850	618
	Consumers Energy Co.	2.650%	8/15/52	287	173
	Consumers Energy Co.	4.200%	9/1/52	392	316
	Consumers Energy Co.	2.500%	5/1/60	262	144
	Delmarva Power & Light Co.	4.150%	5/15/45	600	480
[7]	Dominion Energy Inc.	1.450%	4/15/26	50	48
[7]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,817
	Dominion Energy Inc.	4.250%	6/1/28	200	196
[7]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,115
[7]	Dominion Energy Inc.	2.250%	8/15/31	920	766
[7]	Dominion Energy Inc.	4.350%	8/15/32	324	304
	Dominion Energy Inc.	5.375%	11/15/32	725	726
[7]	Dominion Energy Inc.	6.300%	3/15/33	500	526
[7]	Dominion Energy Inc.	5.250%	8/1/33	1,250	1,233
[7]	Dominion Energy Inc.	5.950%	6/15/35	600	616
	Dominion Energy Inc.	7.000%	6/15/38	300	333
[7]	Dominion Energy Inc.	3.300%	4/15/41	500	368
[7]	Dominion Energy Inc.	4.900%	8/1/41	890	795
[7]	Dominion Energy Inc.	4.050%	9/15/42	400	315
[7]	Dominion Energy Inc.	4.600%	3/15/49	500	412
[7]	Dominion Energy Inc.	4.850%	8/15/52	500	429
[7]	Dominion Energy Inc.	7.000%	6/1/54	500	527
[7]	Dominion Energy Inc.	6.875%	2/1/55	500	520
	Dominion Energy Inc.	6.625%	5/15/55	850	865
[7]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	209
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,625	1,761
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	750	780
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	244
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	296
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	381
	DTE Electric Co.	4.850%	12/1/26	1,300	1,310
[7]	DTE Electric Co.	1.900%	4/1/28	500	457
	DTE Electric Co.	2.250%	3/1/30	1,250	1,101
[7]	DTE Electric Co.	2.625%	3/1/31	400	350
	DTE Electric Co.	5.200%	4/1/33	500	500
	DTE Electric Co.	5.200%	3/1/34	450	448
[7]	DTE Electric Co.	4.000%	4/1/43	300	244
	DTE Electric Co.	3.700%	3/15/45	200	153
	DTE Electric Co.	3.750%	8/15/47	450	339
	DTE Electric Co.	3.950%	3/1/49	500	391
[7]	DTE Electric Co.	3.250%	4/1/51	500	340
	DTE Electric Co.	5.400%	4/1/53	250	242
	DTE Energy Co.	2.850%	10/1/26	3,094	2,997
	DTE Energy Co.	4.950%	7/1/27	300	301
	DTE Energy Co.	4.875%	6/1/28	825	822
	DTE Energy Co.	5.100%	3/1/29	1,000	1,002
[7]	DTE Energy Co.	3.400%	6/15/29	140	131
	DTE Energy Co.	2.950%	3/1/30	235	211
	DTE Energy Co.	5.850%	6/1/34	1,925	1,976
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,456
	Duke Energy Carolinas LLC	3.950%	11/15/28	2,000	1,942
[7]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	312
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	67
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	356
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	433
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	432
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,254
	Duke Energy Carolinas LLC	4.850%	1/15/34	575	558
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	442
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	337

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	552
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	694
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	845
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	546
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	386
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	314
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	306
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	499
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	344
	Duke Energy Carolinas LLC	5.400%	1/15/54	250	240
	Duke Energy Corp.	2.650%	9/1/26	595	576
	Duke Energy Corp.	4.850%	1/5/27	400	401
	Duke Energy Corp.	5.000%	12/8/27	500	504
	Duke Energy Corp.	4.300%	3/15/28	500	492
	Duke Energy Corp.	2.450%	6/1/30	950	832
	Duke Energy Corp.	2.550%	6/15/31	625	534
	Duke Energy Corp.	4.500%	8/15/32	1,000	952
	Duke Energy Corp.	5.750%	9/15/33	500	512
	Duke Energy Corp.	5.450%	6/15/34	400	399
	Duke Energy Corp.	3.300%	6/15/41	200	146
	Duke Energy Corp.	4.800%	12/15/45	700	603
	Duke Energy Corp.	3.750%	9/1/46	906	666
	Duke Energy Corp.	4.200%	6/15/49	1,200	923
	Duke Energy Corp.	3.500%	6/15/51	600	405
	Duke Energy Corp.	5.000%	8/15/52	967	843
	Duke Energy Corp.	6.100%	9/15/53	1,100	1,116
	Duke Energy Corp.	5.800%	6/15/54	1,950	1,900
	Duke Energy Corp.	6.450%	9/1/54	550	558
	Duke Energy Corp.	3.250%	1/15/82	500	466
	Duke Energy Florida LLC	3.200%	1/15/27	1,250	1,217
	Duke Energy Florida LLC	3.800%	7/15/28	425	412
	Duke Energy Florida LLC	2.500%	12/1/29	2,150	1,931
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,440
	Duke Energy Florida LLC	2.400%	12/15/31	600	506
	Duke Energy Florida LLC	5.875%	11/15/33	500	520
	Duke Energy Florida LLC	6.350%	9/15/37	426	452
	Duke Energy Florida LLC	6.400%	6/15/38	800	860
	Duke Energy Florida LLC	3.400%	10/1/46	900	636
	Duke Energy Florida LLC	4.200%	7/15/48	425	339
	Duke Energy Florida LLC	3.000%	12/15/51	500	311
	Duke Energy Florida LLC	5.950%	11/15/52	500	508
	Duke Energy Florida LLC	6.200%	11/15/53	500	526
[7]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	290	274
	Duke Energy Indiana LLC	5.250%	3/1/34	150	150
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,234
[7]	Duke Energy Indiana LLC	4.900%	7/15/43	250	226
	Duke Energy Indiana LLC	3.750%	5/15/46	875	652
	Duke Energy Indiana LLC	2.750%	4/1/50	775	466
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	173
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	500
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	480
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	273
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	488
	Duke Energy Ohio Inc.	5.550%	3/15/54	700	676
	Duke Energy Progress LLC	3.700%	9/1/28	425	409
	Duke Energy Progress LLC	3.450%	3/15/29	900	853
	Duke Energy Progress LLC	2.000%	8/15/31	500	414
	Duke Energy Progress LLC	3.400%	4/1/32	500	448
	Duke Energy Progress LLC	5.250%	3/15/33	1,025	1,026
	Duke Energy Progress LLC	5.100%	3/15/34	500	494
	Duke Energy Progress LLC	6.300%	4/1/38	300	318
	Duke Energy Progress LLC	4.375%	3/30/44	525	441
	Duke Energy Progress LLC	4.150%	12/1/44	100	81
	Duke Energy Progress LLC	4.200%	8/15/45	625	505
	Duke Energy Progress LLC	3.700%	10/15/46	375	277
	Duke Energy Progress LLC	2.500%	8/15/50	550	317
	Duke Energy Progress LLC	2.900%	8/15/51	550	338
	Duke Energy Progress LLC	4.000%	4/1/52	400	305
	Duke Energy Progress LLC	5.350%	3/15/53	375	354
[7]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	187	174

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	301
[7]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	222
	Edison International	5.750%	6/15/27	100	102
	Edison International	5.450%	6/15/29	500	504
	Edison International	6.950%	11/15/29	500	534
	Edison International	5.250%	3/15/32	1,450	1,435
	El Paso Electric Co.	6.000%	5/15/35	175	176
	El Paso Electric Co.	5.000%	12/1/44	250	213
	Emera US Finance LP	4.750%	6/15/46	1,785	1,479
	Enel Americas SA	4.000%	10/25/26	700	684
	Enel Chile SA	4.875%	6/12/28	600	591
	Entergy Arkansas LLC	3.500%	4/1/26	150	148
	Entergy Arkansas LLC	5.150%	1/15/33	500	498
	Entergy Arkansas LLC	5.450%	6/1/34	350	355
	Entergy Arkansas LLC	4.200%	4/1/49	500	397
	Entergy Arkansas LLC	3.350%	6/15/52	800	536
	Entergy Arkansas LLC	5.750%	6/1/54	250	247
	Entergy Corp.	2.950%	9/1/26	530	515
	Entergy Corp.	1.900%	6/15/28	500	452
	Entergy Corp.	2.800%	6/15/30	500	445
	Entergy Corp.	2.400%	6/15/31	500	422
	Entergy Corp.	3.750%	6/15/50	511	362
	Entergy Corp.	7.125%	12/1/54	500	510
	Entergy Louisiana LLC	3.120%	9/1/27	350	336
	Entergy Louisiana LLC	3.250%	4/1/28	300	285
	Entergy Louisiana LLC	3.050%	6/1/31	375	334
	Entergy Louisiana LLC	2.350%	6/15/32	500	416
	Entergy Louisiana LLC	4.000%	3/15/33	725	664
	Entergy Louisiana LLC	5.350%	3/15/34	250	250
	Entergy Louisiana LLC	5.150%	9/15/34	400	393
	Entergy Louisiana LLC	3.100%	6/15/41	500	358
	Entergy Louisiana LLC	4.950%	1/15/45	400	353
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	914
	Entergy Louisiana LLC	4.200%	4/1/50	500	393
	Entergy Louisiana LLC	2.900%	3/15/51	700	430
	Entergy Louisiana LLC	4.750%	9/15/52	250	215
	Entergy Louisiana LLC	5.700%	3/15/54	750	740
	Entergy Mississippi LLC	2.850%	6/1/28	750	703
	Entergy Mississippi LLC	3.850%	6/1/49	250	186
	Entergy Mississippi LLC	5.850%	6/1/54	500	503
	Entergy Texas Inc.	4.000%	3/30/29	300	290
	Entergy Texas Inc.	1.750%	3/15/31	500	412
	Entergy Texas Inc.	3.550%	9/30/49	905	635
	Entergy Texas Inc.	5.800%	9/1/53	500	500
	Entergy Texas Inc.	5.550%	9/15/54	500	485
	Essential Utilities Inc.	4.800%	8/15/27	750	749
	Essential Utilities Inc.	3.566%	5/1/29	1,275	1,200
	Essential Utilities Inc.	2.704%	4/15/30	400	356
	Essential Utilities Inc.	5.375%	1/15/34	500	495
	Essential Utilities Inc.	4.276%	5/1/49	435	340
	Essential Utilities Inc.	3.351%	4/15/50	600	394
	Essential Utilities Inc.	5.300%	5/1/52	500	454
	Evergy Inc.	2.900%	9/15/29	2,450	2,228
	Evergy Inc.	6.650%	6/1/55	450	451
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	558
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	411
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,425	1,161
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	261
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	81
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	660
[7]	Evergy Metro Inc.	2.250%	6/1/30	300	260
	Evergy Metro Inc.	4.950%	4/15/33	510	497
	Evergy Metro Inc.	5.400%	4/1/34	750	750
	Evergy Metro Inc.	5.300%	10/1/41	480	454
	Evergy Metro Inc.	4.200%	6/15/47	225	177
[12]	Evergy Missouri West Inc.	5.650%	6/1/34	400	404
[7]	Eversource Energy	3.300%	1/15/28	200	190
	Eversource Energy	5.450%	3/1/28	500	506
[7]	Eversource Energy	4.250%	4/1/29	325	314
[7]	Eversource Energy	1.650%	8/15/30	1,300	1,081

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	2.550%	3/15/31	300	257
	Eversource Energy	5.850%	4/15/31	1,000	1,025
	Eversource Energy	3.375%	3/1/32	564	494
	Eversource Energy	5.125%	5/15/33	1,000	971
	Eversource Energy	5.950%	7/15/34	1,450	1,487
	Eversource Energy	3.450%	1/15/50	500	342
	Exelon Corp.	3.400%	4/15/26	3,500	3,442
	Exelon Corp.	2.750%	3/15/27	500	479
	Exelon Corp.	5.150%	3/15/28	625	629
	Exelon Corp.	5.150%	3/15/29	250	251
	Exelon Corp.	4.050%	4/15/30	975	929
	Exelon Corp.	3.350%	3/15/32	90	80
	Exelon Corp.	5.450%	3/15/34	350	350
[7]	Exelon Corp.	4.950%	6/15/35	284	268
	Exelon Corp.	5.625%	6/15/35	415	416
	Exelon Corp.	5.600%	3/15/53	2,625	2,527
[7]	FirstEnergy Corp.	3.900%	7/15/27	750	731
	FirstEnergy Corp.	2.650%	3/1/30	99	88
[7]	FirstEnergy Corp.	2.250%	9/1/30	350	300
[7]	FirstEnergy Corp.	4.850%	7/15/47	750	637
[7]	FirstEnergy Corp.	3.400%	3/1/50	1,450	981
[12]	FirstEnergy Transmission LLC	4.550%	1/15/30	300	292
[12]	FirstEnergy Transmission LLC	5.000%	1/15/35	300	290
	Florida Power & Light Co.	4.450%	5/15/26	675	675
[7]	Florida Power & Light Co.	3.300%	5/30/27	250	242
	Florida Power & Light Co.	4.400%	5/15/28	675	668
	Florida Power & Light Co.	5.150%	6/15/29	500	506
	Florida Power & Light Co.	4.625%	5/15/30	675	668
	Florida Power & Light Co.	2.450%	2/3/32	700	591
	Florida Power & Light Co.	5.100%	4/1/33	800	795
	Florida Power & Light Co.	4.800%	5/15/33	675	657
	Florida Power & Light Co.	5.625%	4/1/34	225	232
	Florida Power & Light Co.	5.300%	6/15/34	597	599
	Florida Power & Light Co.	4.950%	6/1/35	50	49
	Florida Power & Light Co.	5.650%	2/1/37	425	434
	Florida Power & Light Co.	5.950%	2/1/38	175	183
	Florida Power & Light Co.	5.960%	4/1/39	225	235
	Florida Power & Light Co.	4.125%	2/1/42	1,025	853
	Florida Power & Light Co.	4.050%	6/1/42	475	391
	Florida Power & Light Co.	3.800%	12/15/42	500	395
	Florida Power & Light Co.	4.050%	10/1/44	450	365
	Florida Power & Light Co.	3.700%	12/1/47	550	411
	Florida Power & Light Co.	3.950%	3/1/48	800	628
	Florida Power & Light Co.	3.150%	10/1/49	1,190	801
	Florida Power & Light Co.	2.875%	12/4/51	2,500	1,565
	Fortis Inc.	3.055%	10/4/26	647	627
	Georgia Power Co.	3.250%	4/1/26	256	252
	Georgia Power Co.	5.004%	2/23/27	1,150	1,159
	Georgia Power Co.	3.250%	3/30/27	550	534
	Georgia Power Co.	4.650%	5/16/28	2,150	2,141
[7]	Georgia Power Co.	2.650%	9/15/29	438	397
	Georgia Power Co.	4.550%	3/15/30	650	639
	Georgia Power Co.	4.950%	5/17/33	1,725	1,690
	Georgia Power Co.	5.250%	3/15/34	1,225	1,216
[7]	Georgia Power Co.	4.750%	9/1/40	625	570
	Georgia Power Co.	4.300%	3/15/42	575	489
	Georgia Power Co.	4.300%	3/15/43	250	209
[7]	Georgia Power Co.	3.250%	3/15/51	500	336
	Georgia Power Co.	5.125%	5/15/52	400	371
	Iberdrola International BV	6.750%	7/15/36	175	193
	Idaho Power Co.	5.200%	8/15/34	100	99
[7]	Idaho Power Co.	4.200%	3/1/48	404	319
[7]	Idaho Power Co.	5.500%	3/15/53	250	240
	Indiana Michigan Power Co.	3.850%	5/15/28	250	242
	Indiana Michigan Power Co.	6.050%	3/15/37	500	515
[7]	Indiana Michigan Power Co.	4.550%	3/15/46	340	287
[7]	Indiana Michigan Power Co.	3.750%	7/1/47	550	407
	Indiana Michigan Power Co.	3.250%	5/1/51	500	328
	Indiana Michigan Power Co.	5.625%	4/1/53	500	487
	Interstate Power & Light Co.	4.100%	9/26/28	450	437

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Interstate Power & Light Co.	3.600%	4/1/29	240	227
	Interstate Power & Light Co.	2.300%	6/1/30	300	259
	Interstate Power & Light Co.	5.700%	10/15/33	250	254
	Interstate Power & Light Co.	4.950%	9/30/34	150	144
	Interstate Power & Light Co.	6.250%	7/15/39	250	264
	Interstate Power & Light Co.	3.700%	9/15/46	406	300
	Interstate Power & Light Co.	3.100%	11/30/51	500	318
	Interstate Power & Light Co.	5.450%	9/30/54	350	331
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	377
	IPALCO Enterprises Inc.	5.750%	4/1/34	500	500
	ITC Holdings Corp.	3.350%	11/15/27	150	144
	ITC Holdings Corp.	5.300%	7/1/43	900	824
[12]	Jersey Central Power & Light Co.	5.100%	1/15/35	300	293
[7]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	138	128
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	600	577
[7]	Kentucky Utilities Co.	5.450%	4/15/33	500	504
	Kentucky Utilities Co.	5.125%	11/1/40	650	615
	Kentucky Utilities Co.	3.300%	6/1/50	500	336
[7]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	505
	MidAmerican Energy Co.	3.100%	5/1/27	450	435
	MidAmerican Energy Co.	3.650%	4/15/29	700	667
	MidAmerican Energy Co.	6.750%	12/30/31	325	358
[7]	MidAmerican Energy Co.	5.800%	10/15/36	775	798
	MidAmerican Energy Co.	4.800%	9/15/43	300	269
	MidAmerican Energy Co.	4.400%	10/15/44	400	341
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	823
	MidAmerican Energy Co.	3.650%	8/1/48	575	426
	MidAmerican Energy Co.	5.850%	9/15/54	815	828
	MidAmerican Energy Co.	5.300%	2/1/55	900	848
[7]	Mississippi Power Co.	4.250%	3/15/42	375	312
	National Fuel Gas Co.	5.500%	1/15/26	100	100
	National Fuel Gas Co.	3.950%	9/15/27	275	267
	National Fuel Gas Co.	4.750%	9/1/28	750	740
	National Fuel Gas Co.	2.950%	3/1/31	100	86
	National Grid plc	5.602%	6/12/28	500	510
	National Grid plc	5.809%	6/12/33	1,400	1,428
	National Grid plc	5.418%	1/11/34	600	598
	National Grid USA	5.803%	4/1/35	250	250
[7]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,511
[7]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	700	705
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	750	740
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	288
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	250
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	241
[7]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	500	500
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	784	749
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	2,000	2,024
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	375
[7]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	500	502
[7]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	243
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	938
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	231
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	517
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	500	489
[7]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	321
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	209
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	323
[7]	Nevada Power Co.	3.700%	5/1/29	500	477
[7]	Nevada Power Co.	2.400%	5/1/30	441	388
[7]	Nevada Power Co.	6.650%	4/1/36	410	439
[7]	Nevada Power Co.	3.125%	8/1/50	300	191
[7]	Nevada Power Co.	5.900%	5/1/53	500	499
	Nevada Power Co.	6.000%	3/15/54	400	408
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	682
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,087
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,067
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,041
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	750	748
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	330
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	272

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	250
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	3,000	2,595
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	250
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	850
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	2,218	2,175
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	900	890
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	901
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,600	1,531
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	950	974
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	825	838
[7]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	800	771
[7]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	293
	NiSource Inc.	3.490%	5/15/27	500	486
	NiSource Inc.	5.250%	3/30/28	550	554
	NiSource Inc.	5.200%	7/1/29	933	940
	NiSource Inc.	2.950%	9/1/29	1,614	1,476
	NiSource Inc.	3.600%	5/1/30	500	466
	NiSource Inc.	1.700%	2/15/31	500	409
	NiSource Inc.	5.350%	4/1/34	1,058	1,049
	NiSource Inc.	5.950%	6/15/41	882	891
	NiSource Inc.	5.250%	2/15/43	200	186
	NiSource Inc.	5.650%	2/1/45	267	261
	NiSource Inc.	4.375%	5/15/47	1,575	1,285
	NiSource Inc.	5.000%	6/15/52	302	267
	NiSource Inc.	6.950%	11/30/54	105	107
	NiSource Inc.	6.375%	3/31/55	600	598
	Northern States Power Co.	2.250%	4/1/31	500	425
	Northern States Power Co.	6.250%	6/1/36	325	351
	Northern States Power Co.	6.200%	7/1/37	250	266
	Northern States Power Co.	5.350%	11/1/39	375	368
	Northern States Power Co.	3.400%	8/15/42	410	311
	Northern States Power Co.	4.000%	8/15/45	200	158
	Northern States Power Co.	2.900%	3/1/50	1,890	1,207
	Northern States Power Co.	2.600%	6/1/51	374	223
	Northern States Power Co.	3.200%	4/1/52	500	335
	Northern States Power Co.	4.500%	6/1/52	450	379
	Northern States Power Co.	5.100%	5/15/53	400	369
	Northern States Power Co.	5.400%	3/15/54	500	482
	Northern States Power Co.	5.650%	6/15/54	800	799
	NorthWestern Corp.	4.176%	11/15/44	500	399
	NSTAR Electric Co.	3.200%	5/15/27	1,350	1,304
	NSTAR Electric Co.	3.250%	5/15/29	300	280
	NSTAR Electric Co.	5.400%	6/1/34	250	251
	NSTAR Electric Co.	5.500%	3/15/40	540	529
	NSTAR Electric Co.	4.400%	3/1/44	223	188
	NSTAR Electric Co.	4.950%	9/15/52	350	314
	OGE Energy Corp.	5.450%	5/15/29	150	152
	Oglethorpe Power Corp.	5.950%	11/1/39	100	101
	Oglethorpe Power Corp.	5.375%	11/1/40	1,130	1,068
	Oglethorpe Power Corp.	4.500%	4/1/47	500	408
	Oglethorpe Power Corp.	5.050%	10/1/48	350	308
	Oglethorpe Power Corp.	5.250%	9/1/50	300	267
	Oglethorpe Power Corp.	6.200%	12/1/53	350	360
[12]	Oglethorpe Power Corp.	5.800%	6/1/54	400	392
[7]	Ohio Power Co.	1.625%	1/15/31	700	570
	Ohio Power Co.	5.000%	6/1/33	500	484
	Ohio Power Co.	5.650%	6/1/34	1,000	1,006
	Ohio Power Co.	4.000%	6/1/49	500	375
[7]	Ohio Power Co.	2.900%	10/1/51	700	420
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	289
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	500	460
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	600	550
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	302
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	177
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	187
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	500	486
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	493
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	144
[12]	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	500	495
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,122

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	240
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,125
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	575	590
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	454
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	438
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	153
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	190
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	316
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	565	426
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	146
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	736
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	892
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	239
[12]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	900	875
	ONE Gas Inc.	5.100%	4/1/29	1,200	1,208
	ONE Gas Inc.	2.000%	5/15/30	200	173
	ONE Gas Inc.	4.658%	2/1/44	507	443
	Pacific Gas & Electric Co.	3.150%	1/1/26	1,550	1,523
	Pacific Gas & Electric Co.	3.300%	3/15/27	1,000	965
	Pacific Gas & Electric Co.	2.100%	8/1/27	650	606
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,102
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	562
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,626
	Pacific Gas & Electric Co.	6.100%	1/15/29	650	672
	Pacific Gas & Electric Co.	5.550%	5/15/29	700	711
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	4,018
	Pacific Gas & Electric Co.	2.500%	2/1/31	2,500	2,139
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	443
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	365
	Pacific Gas & Electric Co.	5.900%	6/15/32	500	513
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	571
	Pacific Gas & Electric Co.	6.400%	6/15/33	2,917	3,078
	Pacific Gas & Electric Co.	6.950%	3/15/34	700	768
	Pacific Gas & Electric Co.	5.800%	5/15/34	1,800	1,840
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,981
	Pacific Gas & Electric Co.	3.300%	8/1/40	800	597
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	407
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,278
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	856
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,700	1,268
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,599
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,028
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	542
	Pacific Gas & Electric Co.	5.900%	10/1/54	1,000	989
	PacifiCorp	5.100%	2/15/29	1,000	1,005
	PacifiCorp	3.500%	6/15/29	1,000	941
	PacifiCorp	2.700%	9/15/30	341	301
	PacifiCorp	5.300%	2/15/31	212	214
	PacifiCorp	5.450%	2/15/34	650	646
	PacifiCorp	5.250%	6/15/35	475	468
	PacifiCorp	6.100%	8/1/36	525	544
	PacifiCorp	5.750%	4/1/37	410	412
	PacifiCorp	6.250%	10/15/37	275	288
	PacifiCorp	6.350%	7/15/38	250	261
	PacifiCorp	6.000%	1/15/39	500	509
	PacifiCorp	4.125%	1/15/49	525	408
	PacifiCorp	4.150%	2/15/50	200	154
	PacifiCorp	3.300%	3/15/51	525	341
	PacifiCorp	2.900%	6/15/52	816	485
	PacifiCorp	5.350%	12/1/53	250	229
	PacifiCorp	5.500%	5/15/54	1,000	934
	PacifiCorp	5.800%	1/15/55	1,867	1,817
	PECO Energy Co.	4.900%	6/15/33	500	491
	PECO Energy Co.	3.000%	9/15/49	1,000	652
	PECO Energy Co.	2.800%	6/15/50	1,000	621
	PECO Energy Co.	3.050%	3/15/51	500	322
	PECO Energy Co.	2.850%	9/15/51	500	309
	PECO Energy Co.	4.600%	5/15/52	500	429
	PECO Energy Co.	5.250%	9/15/54	200	189
[7]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	217	196

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	447
[7]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	246
[7]	PG&E Recovery Funding LLC	4.838%	6/1/33	600	596
[7]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,294
[7]	PG&E Recovery Funding LLC	5.231%	6/1/42	600	596
[7]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	408
[7]	PG&E Recovery Funding LLC	5.529%	6/1/49	1,200	1,189
[7]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	440	426
[7]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	196	191
[7]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	234
[7]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	360
[7]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	292
[7]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,021
[7]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	981
[7]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	222
[7]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	330
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	358
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	427
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	700	700
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	750	727
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	130
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	250
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	528
	Potomac Electric Power Co.	5.200%	3/15/34	200	198
	Potomac Electric Power Co.	6.500%	11/15/37	400	438
	Potomac Electric Power Co.	4.150%	3/15/43	550	454
	Potomac Electric Power Co.	5.500%	3/15/54	200	193
	PPL Capital Funding Inc.	3.100%	5/15/26	600	586
	PPL Capital Funding Inc.	5.250%	9/1/34	300	295
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	543
	PPL Electric Utilities Corp.	4.850%	2/15/34	550	536
	PPL Electric Utilities Corp.	6.250%	5/15/39	800	864
	PPL Electric Utilities Corp.	4.125%	6/15/44	450	373
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	246
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	274
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	242
	PPL Electric Utilities Corp.	5.250%	5/15/53	500	477
	Progress Energy Inc.	7.750%	3/1/31	510	576
	Progress Energy Inc.	7.000%	10/30/31	200	221
	Progress Energy Inc.	6.000%	12/1/39	480	486
	Public Service Co. of Colorado	3.700%	6/15/28	300	290
[7]	Public Service Co. of Colorado	1.900%	1/15/31	300	250
	Public Service Co. of Colorado	1.875%	6/15/31	450	370
[7]	Public Service Co. of Colorado	4.100%	6/1/32	300	281
	Public Service Co. of Colorado	5.350%	5/15/34	400	400
[7]	Public Service Co. of Colorado	6.250%	9/1/37	300	317
	Public Service Co. of Colorado	3.600%	9/15/42	225	171
	Public Service Co. of Colorado	4.300%	3/15/44	700	573
	Public Service Co. of Colorado	4.100%	6/15/48	300	233
[7]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	861
[7]	Public Service Co. of Colorado	2.700%	1/15/51	200	119
[7]	Public Service Co. of Colorado	4.500%	6/1/52	400	331
	Public Service Co. of Colorado	5.250%	4/1/53	675	627
	Public Service Co. of Colorado	5.750%	5/15/54	250	249
	Public Service Co. of New Hampshire	5.350%	10/1/33	250	252
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	181
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	462
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	493
	Public Service Co. of Oklahoma	5.200%	1/15/35	400	387
[7]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	479
[7]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	241
[7]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	179
[7]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	442
[7]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	297
[7]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	484
[7]	Public Service Electric & Gas Co.	5.200%	3/1/34	500	498
	Public Service Electric & Gas Co.	4.850%	8/1/34	650	632
[7]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	427
[7]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	773
[7]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	202

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	268
[7]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	503
[7]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	518
[7]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	263
[7]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	322
[7]	Public Service Electric & Gas Co.	5.125%	3/15/53	250	232
[7]	Public Service Electric & Gas Co.	5.450%	3/1/54	500	484
	Public Service Electric & Gas Co.	5.300%	8/1/54	1,300	1,234
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	308
	Public Service Enterprise Group Inc.	5.875%	10/15/28	500	516
	Public Service Enterprise Group Inc.	5.200%	4/1/29	3,000	3,031
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	624
	Public Service Enterprise Group Inc.	5.450%	4/1/34	250	249
	Puget Energy Inc.	2.379%	6/15/28	85	78
	Puget Energy Inc.	4.100%	6/15/30	400	375
	Puget Energy Inc.	4.224%	3/15/32	400	366
	Puget Sound Energy Inc.	5.330%	6/15/34	300	298
	Puget Sound Energy Inc.	6.274%	3/15/37	450	475
	Puget Sound Energy Inc.	5.757%	10/1/39	495	498
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	854
	Puget Sound Energy Inc.	4.223%	6/15/48	500	400
	Puget Sound Energy Inc.	5.685%	6/15/54	300	294
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	502
[7]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	419
[7]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	436
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	259
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	451
[7]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	243
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	258
[7]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	539
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	360
	San Diego Gas & Electric Co.	5.350%	4/1/53	250	235
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,000	969
[7]	SCE Recovery Funding LLC	4.697%	6/15/40	300	289
[7]	SCE Recovery Funding LLC	2.943%	11/15/42	225	181
[7]	SCE Recovery Funding LLC	3.240%	11/15/46	150	107
[7]	SCE Recovery Funding LLC	5.112%	12/15/47	275	258
	Sempra	3.250%	6/15/27	1,575	1,516
	Sempra	3.400%	2/1/28	1,650	1,577
	Sempra	3.700%	4/1/29	500	475
	Sempra	3.800%	2/1/38	900	744
	Sempra	6.000%	10/15/39	639	651
	Sempra	4.000%	2/1/48	400	303
	Sempra	4.125%	4/1/52	950	910
	Sempra	6.400%	10/1/54	575	570
	Sempra	6.875%	10/1/54	1,000	1,010
	Sempra	6.550%	4/1/55	375	372
	Sempra	6.625%	4/1/55	650	649
	Sierra Pacific Power Co.	2.600%	5/1/26	600	584
	Sierra Pacific Power Co.	5.900%	3/15/54	500	501
[7]	Southern California Edison Co.	1.200%	2/1/26	500	482
	Southern California Edison Co.	5.350%	3/1/26	825	831
	Southern California Edison Co.	4.400%	9/6/26	350	349
	Southern California Edison Co.	4.875%	2/1/27	500	502
	Southern California Edison Co.	5.850%	11/1/27	500	514
[7]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,355
	Southern California Edison Co.	5.300%	3/1/28	525	532
	Southern California Edison Co.	5.650%	10/1/28	500	512
[7]	Southern California Edison Co.	4.200%	3/1/29	200	194
	Southern California Edison Co.	6.650%	4/1/29	850	897
	Southern California Edison Co.	5.150%	6/1/29	825	830
	Southern California Edison Co.	2.850%	8/1/29	825	753
	Southern California Edison Co.	2.250%	6/1/30	300	260
[7]	Southern California Edison Co.	2.500%	6/1/31	500	428
	Southern California Edison Co.	5.450%	6/1/31	300	305
	Southern California Edison Co.	2.750%	2/1/32	330	282
	Southern California Edison Co.	5.950%	11/1/32	100	104
	Southern California Edison Co.	5.200%	6/1/34	600	594
[7]	Southern California Edison Co.	5.750%	4/1/35	508	519
[7]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,125

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.625%	2/1/36	500	499
[7]	Southern California Edison Co.	5.550%	1/15/37	200	198
[7]	Southern California Edison Co.	5.950%	2/1/38	200	204
	Southern California Edison Co.	5.500%	3/15/40	400	389
	Southern California Edison Co.	4.500%	9/1/40	505	441
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,572
[7]	Southern California Edison Co.	3.600%	2/1/45	150	110
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,477
[7]	Southern California Edison Co.	4.125%	3/1/48	470	366
[7]	Southern California Edison Co.	4.875%	3/1/49	400	348
	Southern California Edison Co.	3.650%	2/1/50	1,300	929
[7]	Southern California Edison Co.	2.950%	2/1/51	500	314
[7]	Southern California Edison Co.	3.650%	6/1/51	500	354
	Southern California Edison Co.	3.450%	2/1/52	500	338
	Southern California Edison Co.	5.700%	3/1/53	500	485
	Southern California Edison Co.	5.750%	4/15/54	300	295
[7]	Southern California Gas Co.	2.600%	6/15/26	725	705
	Southern California Gas Co.	2.950%	4/15/27	600	577
[7]	Southern California Gas Co.	2.550%	2/1/30	450	403
	Southern California Gas Co.	5.050%	9/1/34	400	394
	Southern California Gas Co.	3.750%	9/15/42	330	257
[7]	Southern California Gas Co.	4.125%	6/1/48	325	255
[7]	Southern California Gas Co.	4.300%	1/15/49	200	162
[7]	Southern California Gas Co.	3.950%	2/15/50	250	189
	Southern California Gas Co.	6.350%	11/15/52	1,000	1,074
	Southern California Gas Co.	5.750%	6/1/53	700	696
	Southern California Gas Co.	5.600%	4/1/54	250	244
	Southern Co.	3.250%	7/1/26	500	490
	Southern Co.	5.113%	8/1/27	650	655
[7]	Southern Co.	1.750%	3/15/28	50	45
	Southern Co.	4.850%	6/15/28	1,500	1,501
	Southern Co.	5.500%	3/15/29	1,550	1,581
	Southern Co.	5.700%	10/15/32	500	514
	Southern Co.	5.200%	6/15/33	1,200	1,186
	Southern Co.	4.850%	3/15/35	1,500	1,431
	Southern Co.	4.250%	7/1/36	575	516
	Southern Co.	4.400%	7/1/46	1,135	938
[7]	Southern Co.	4.000%	1/15/51	1,200	1,173
[7]	Southern Co.	3.750%	9/15/51	900	862
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	367
[7]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	823
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	531	529
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	750	769
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	300	290
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	126
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	441
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	752
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	410
	Southern Power Co.	5.150%	9/15/41	506	471
	Southern Power Co.	5.250%	7/15/43	500	462
[7]	Southern Power Co.	4.950%	12/15/46	300	262
	Southwest Gas Corp.	5.800%	12/1/27	500	512
	Southwest Gas Corp.	3.700%	4/1/28	450	432
	Southwest Gas Corp.	4.050%	3/15/32	450	418
	Southwest Gas Corp.	3.800%	9/29/46	250	183
	Southwest Gas Corp.	4.150%	6/1/49	200	151
[7]	Southwestern Electric Power Co.	1.650%	3/15/26	500	481
[7]	Southwestern Electric Power Co.	2.750%	10/1/26	300	289
[7]	Southwestern Electric Power Co.	4.100%	9/15/28	550	534
	Southwestern Electric Power Co.	5.300%	4/1/33	500	494
	Southwestern Electric Power Co.	6.200%	3/15/40	300	308
[7]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	744
[7]	Southwestern Electric Power Co.	3.850%	2/1/48	375	270
	Southwestern Electric Power Co.	3.250%	11/1/51	500	318
	Southwestern Public Service Co.	4.500%	8/15/41	345	296
	Southwestern Public Service Co.	3.400%	8/15/46	450	314
[7]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	810
	Southwestern Public Service Co.	3.750%	6/15/49	259	188
[7]	Southwestern Public Service Co.	3.150%	5/1/50	550	356
	Southwestern Public Service Co.	6.000%	6/1/54	600	606

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spire Missouri Inc.	4.800%	2/15/33	500	488
[7]	Spire Missouri Inc.	5.150%	8/15/34	200	198
	System Energy Resources Inc.	5.300%	12/15/34	250	245
	Tampa Electric Co.	4.900%	3/1/29	500	500
	Tampa Electric Co.	2.400%	3/15/31	500	427
	Tampa Electric Co.	4.350%	5/15/44	150	124
	Tampa Electric Co.	4.300%	6/15/48	300	240
	Tampa Electric Co.	3.625%	6/15/50	250	178
	Tampa Electric Co.	5.000%	7/15/52	500	445
	Toledo Edison Co.	6.150%	5/15/37	250	263
	Tucson Electric Power Co.	3.250%	5/15/32	300	263
	Tucson Electric Power Co.	5.200%	9/15/34	250	245
	Tucson Electric Power Co.	4.850%	12/1/48	490	425
	Tucson Electric Power Co.	5.500%	4/15/53	500	475
	Union Electric Co.	2.950%	6/15/27	300	288
	Union Electric Co.	3.500%	3/15/29	350	332
	Union Electric Co.	2.950%	3/15/30	800	728
	Union Electric Co.	2.150%	3/15/32	500	410
	Union Electric Co.	5.200%	4/1/34	900	894
	Union Electric Co.	3.900%	9/15/42	425	339
	Union Electric Co.	3.650%	4/15/45	575	433
	Union Electric Co.	4.000%	4/1/48	1,100	850
	Union Electric Co.	3.250%	10/1/49	100	69
	Union Electric Co.	2.625%	3/15/51	800	472
	Union Electric Co.	3.900%	4/1/52	500	382
	Union Electric Co.	5.450%	3/15/53	500	478
	Union Electric Co.	5.250%	1/15/54	250	233
	Union Electric Co.	5.125%	3/15/55	450	412
[7]	Virginia Electric & Power Co.	2.950%	11/15/26	300	291
[7]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,218
[7]	Virginia Electric & Power Co.	3.800%	4/1/28	525	509
	Virginia Electric & Power Co.	2.300%	11/15/31	500	418
	Virginia Electric & Power Co.	2.400%	3/30/32	550	460
	Virginia Electric & Power Co.	5.000%	4/1/33	275	269
	Virginia Electric & Power Co.	5.300%	8/15/33	500	498
	Virginia Electric & Power Co.	5.000%	1/15/34	250	243
	Virginia Electric & Power Co.	5.050%	8/15/34	100	98
[7]	Virginia Electric & Power Co.	6.000%	1/15/36	375	388
[7]	Virginia Electric & Power Co.	6.000%	5/15/37	500	517
	Virginia Electric & Power Co.	6.350%	11/30/37	575	611
	Virginia Electric & Power Co.	4.000%	1/15/43	500	398
[7]	Virginia Electric & Power Co.	4.650%	8/15/43	500	438
	Virginia Electric & Power Co.	4.450%	2/15/44	511	433
[7]	Virginia Electric & Power Co.	4.200%	5/15/45	302	243
[7]	Virginia Electric & Power Co.	4.000%	11/15/46	500	387
[7]	Virginia Electric & Power Co.	3.800%	9/15/47	425	317
	Virginia Electric & Power Co.	4.600%	12/1/48	550	462
	Virginia Electric & Power Co.	3.300%	12/1/49	400	271
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	621
[7]	Virginia Electric & Power Co.	4.625%	5/15/52	500	420
	Virginia Electric & Power Co.	5.450%	4/1/53	525	499
	Virginia Electric & Power Co.	5.700%	8/15/53	500	494
	Virginia Electric & Power Co.	5.550%	8/15/54	100	97
[7]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	128	128
[7]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	650	649
[7]	Washington Gas Light Co.	3.796%	9/15/46	350	263
[7]	Washington Gas Light Co.	3.650%	9/15/49	500	358
	WEC Energy Group Inc.	4.750%	1/9/26	500	500
	WEC Energy Group Inc.	5.600%	9/12/26	209	212
	WEC Energy Group Inc.	5.150%	10/1/27	500	505
	WEC Energy Group Inc.	1.375%	10/15/27	500	456
	WEC Energy Group Inc.	4.750%	1/15/28	500	499
	WEC Energy Group Inc.	2.200%	12/15/28	500	451
	WEC Energy Group Inc.	1.800%	10/15/30	343	287
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	45
	Wisconsin Electric Power Co.	5.000%	5/15/29	500	504
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	425
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	208
	Wisconsin Electric Power Co.	4.600%	10/1/34	250	238
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	206

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Electric Power Co.	5.050%	10/1/54	500	454
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	486
	Wisconsin Power & Light Co.	5.375%	3/30/34	300	298
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	319
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	178
	Wisconsin Public Service Corp.	4.550%	12/1/29	500	493
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	58
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	308
	Xcel Energy Inc.	1.750%	3/15/27	500	468
	Xcel Energy Inc.	4.000%	6/15/28	1,000	967
	Xcel Energy Inc.	2.600%	12/1/29	240	214
	Xcel Energy Inc.	3.400%	6/1/30	450	413
	Xcel Energy Inc.	2.350%	11/15/31	500	413
	Xcel Energy Inc.	5.450%	8/15/33	1,000	993
	Xcel Energy Inc.	5.500%	3/15/34	675	672
	Xcel Energy Inc.	6.500%	7/1/36	610	651
	Xcel Energy Inc.	3.500%	12/1/49	400	274
					550,046
Total Corporate Bonds (Cost $6,331,792)					5,751,501
Sovereign Bonds (1.2%)
[7]	African Development Bank	0.875%	3/23/26	2,500	2,394
[7]	African Development Bank	0.875%	7/22/26	1,600	1,516
	African Development Bank	4.625%	1/4/27	1,100	1,105
	African Development Bank	4.125%	2/25/27	1,800	1,790
[7]	African Development Bank	4.375%	11/3/27	250	250
	African Development Bank	4.375%	3/14/28	4,500	4,500
	African Development Bank	3.500%	9/18/29	1,750	1,678
[7]	African Development Bank	5.750%	Perpetual	300	288
	Asian Development Bank	4.250%	1/9/26	3,875	3,869
[7]	Asian Development Bank	0.500%	2/4/26	4,000	3,836
[7]	Asian Development Bank	1.000%	4/14/26	3,000	2,874
[7]	Asian Development Bank	2.000%	4/24/26	400	388
[7]	Asian Development Bank	4.875%	5/21/26	5,000	5,033
[7]	Asian Development Bank	1.750%	8/14/26	1,841	1,767
[7]	Asian Development Bank	2.625%	1/12/27	800	773
[7]	Asian Development Bank	4.125%	1/12/27	2,500	2,488
[7]	Asian Development Bank	1.500%	1/20/27	3,525	3,329
[7]	Asian Development Bank	2.500%	11/2/27	2,985	2,838
[7]	Asian Development Bank	2.750%	1/19/28	1,000	954
[7]	Asian Development Bank	3.750%	4/25/28	2,425	2,379
[7]	Asian Development Bank	1.250%	6/9/28	500	451
[7]	Asian Development Bank	4.500%	8/25/28	2,900	2,912
[7]	Asian Development Bank	3.125%	9/26/28	1,600	1,534
[7]	Asian Development Bank	4.375%	3/6/29	2,350	2,344
[7]	Asian Development Bank	3.625%	8/28/29	2,655	2,563
[7]	Asian Development Bank	1.750%	9/19/29	200	177
[7]	Asian Development Bank	1.875%	1/24/30	1,000	884
[7]	Asian Development Bank	0.750%	10/8/30	1,500	1,217
[7]	Asian Development Bank	1.500%	3/4/31	3,000	2,509
	Asian Development Bank	3.125%	4/27/32	2,500	2,275
[7]	Asian Development Bank	3.875%	9/28/32	900	858
[7]	Asian Development Bank	4.000%	1/12/33	1,880	1,799
[7]	Asian Development Bank	3.875%	6/14/33	1,675	1,584
[7]	Asian Development Bank	4.125%	1/12/34	2,000	1,920
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,492
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,590
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,422
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,103
	Asian Infrastructure Investment Bank	4.125%	1/18/29	1,500	1,482
	Asian Infrastructure Investment Bank	4.250%	3/13/34	625	605
	Canadian Government Bond	0.750%	5/19/26	5,200	4,951
	Canadian Government Bond	3.750%	4/26/28	2,500	2,456
	Canadian Government Bond	4.625%	4/30/29	1,705	1,718
	Corp. Andina de Fomento	4.750%	4/1/26	600	599
	Corp. Andina de Fomento	2.250%	2/8/27	620	590
	Corp. Andina de Fomento	6.000%	4/26/27	900	925
	Corp. Andina de Fomento	4.125%	1/7/28	450	443
	Corp. Andina de Fomento	5.000%	1/24/29	500	502

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Council of Europe Development Bank	3.750%	5/25/26	1,025	1,016
	Council of Europe Development Bank	0.875%	9/22/26	1,000	943
	Council of Europe Development Bank	4.625%	6/11/27	529	532
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,291
	Council of Europe Development Bank	4.125%	1/24/29	400	395
	Equinor ASA	3.000%	4/6/27	941	912
	Equinor ASA	3.625%	9/10/28	1,200	1,162
	Equinor ASA	3.125%	4/6/30	500	461
	Equinor ASA	2.375%	5/22/30	1,500	1,330
	Equinor ASA	5.100%	8/17/40	2,100	2,018
	Equinor ASA	4.250%	11/23/41	325	280
	Equinor ASA	3.950%	5/15/43	175	144
	Equinor ASA	4.800%	11/8/43	1,015	932
	Equinor ASA	3.250%	11/18/49	750	511
	Equinor ASA	3.700%	4/6/50	2,360	1,744
[7]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,918
[7]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,650
	European Bank for Reconstruction & Development	4.125%	1/25/29	200	198
[7]	European Bank for Reconstruction & Development	4.250%	3/13/34	850	822
	European Investment Bank	0.375%	3/26/26	5,000	4,763
	European Investment Bank	2.125%	4/13/26	1,000	972
	European Investment Bank	0.750%	10/26/26	1,950	1,830
[7]	European Investment Bank	1.375%	3/15/27	2,775	2,604
	European Investment Bank	4.375%	3/19/27	3,400	3,402
	European Investment Bank	2.375%	5/24/27	5,166	4,937
	European Investment Bank	0.625%	10/21/27	500	451
	European Investment Bank	3.250%	11/15/27	2,500	2,427
	European Investment Bank	3.875%	3/15/28	4,300	4,239
	European Investment Bank	4.500%	10/16/28	2,775	2,788
	European Investment Bank	4.000%	2/15/29	2,300	2,261
	European Investment Bank	4.750%	6/15/29	5,000	5,060
	European Investment Bank	1.625%	10/9/29	350	308
	European Investment Bank	3.750%	11/15/29	4,200	4,070
	European Investment Bank	0.875%	5/17/30	400	332
	European Investment Bank	3.625%	7/15/30	3,775	3,619
	European Investment Bank	0.750%	9/23/30	1,200	977
	European Investment Bank	1.250%	2/14/31	3,000	2,478
	European Investment Bank	4.375%	10/10/31	5,450	5,387
	European Investment Bank	3.750%	2/14/33	2,100	1,978
	European Investment Bank	4.125%	2/13/34	3,600	3,453
	European Investment Bank	4.875%	2/15/36	1,300	1,318
[13]	Export Development Canada	4.375%	6/29/26	2,500	2,498
[13]	Export Development Canada	3.000%	5/25/27	1,700	1,647
[13]	Export Development Canada	3.750%	9/7/27	2,095	2,062
[13]	Export Development Canada	3.875%	2/14/28	1,900	1,872
[13]	Export Development Canada	4.125%	2/13/29	2,750	2,714
[13]	Export Development Canada	4.750%	6/5/34	740	743
	Export-Import Bank of Korea	4.875%	1/11/26	400	401
	Export-Import Bank of Korea	0.625%	2/9/26	500	478
	Export-Import Bank of Korea	2.625%	5/26/26	925	899
	Export-Import Bank of Korea	1.125%	12/29/26	205	191
	Export-Import Bank of Korea	4.625%	1/11/27	200	200
	Export-Import Bank of Korea	1.625%	1/18/27	400	377
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	972
	Export-Import Bank of Korea	4.000%	9/11/27	450	444
	Export-Import Bank of Korea	4.250%	9/15/27	650	645
	Export-Import Bank of Korea	4.125%	10/17/27	500	495
	Export-Import Bank of Korea	5.000%	1/11/28	500	503
	Export-Import Bank of Korea	4.500%	1/11/29	200	198
	Export-Import Bank of Korea	4.000%	9/11/29	600	580
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,314
	Export-Import Bank of Korea	1.375%	2/9/31	500	405
	Export-Import Bank of Korea	2.125%	1/18/32	650	537
	Export-Import Bank of Korea	4.500%	9/15/32	500	481
	Export-Import Bank of Korea	5.125%	1/11/33	730	731
	Export-Import Bank of Korea	5.125%	9/18/33	600	601
	Export-Import Bank of Korea	2.500%	6/29/41	875	607
[7]	Hong Kong Government International Bond	1.750%	11/24/31	825	686
[7]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,825
[7]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,253

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,853
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,558
	Inter-American Development Bank	4.375%	2/1/27	1,760	1,760
	Inter-American Development Bank	2.375%	7/7/27	800	762
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,351
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,503
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,789
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,108
	Inter-American Development Bank	4.125%	2/15/29	2,100	2,075
	Inter-American Development Bank	2.250%	6/18/29	1,000	912
[7]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,871
[7]	Inter-American Development Bank	3.625%	9/17/31	2,625	2,481
[7]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,773
[7]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,271
	Inter-American Development Bank	4.375%	7/17/34	1,722	1,680
[7]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,390
	Inter-American Development Bank	3.200%	8/7/42	550	433
	Inter-American Development Bank	4.375%	1/24/44	450	413
	Inter-American Investment Corp.	3.625%	2/17/27	200	197
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,040
	Inter-American Investment Corp.	4.750%	9/19/28	475	480
	Inter-American Investment Corp.	4.250%	2/14/29	775	766
	International Bank for Reconstruction & Development	4.750%	4/10/26	1,400	1,406
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,159
	International Bank for Reconstruction & Development	4.000%	8/27/26	692	688
[7]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	341
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	6,074
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,257
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,131
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,555
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,118
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	482
	International Bank for Reconstruction & Development	3.875%	10/16/29	2,295	2,237
[7]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,326
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,324
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	829
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,854
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,461
	International Bank for Reconstruction & Development	4.000%	1/10/31	2,000	1,940
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,950
	International Bank for Reconstruction & Development	4.500%	4/10/31	7,450	7,418
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,038
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,620
	International Bank for Reconstruction & Development	4.750%	11/14/33	1,500	1,509
	International Bank for Reconstruction & Development	3.875%	8/28/34	2,500	2,345
[7]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	451
[7]	International Finance Corp.	2.125%	4/7/26	1,505	1,463
[7]	International Finance Corp.	4.375%	1/15/27	850	850
[7]	International Finance Corp.	4.500%	7/13/28	850	854
[7]	International Finance Corp.	4.250%	7/2/29	3,000	2,975
	International Finance Corp.	0.750%	8/27/30	800	652
[14]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,241
[14]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,120
[14]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,442
[14]	Japan Bank for International Cooperation	2.875%	7/21/27	500	480
[14]	Japan Bank for International Cooperation	4.625%	7/22/27	1,276	1,277
[14]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,094
[14]	Japan Bank for International Cooperation	4.625%	7/19/28	575	577
[14]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,245
[14]	Japan Bank for International Cooperation	4.875%	10/18/28	200	202
[14]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,445
[14]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,747
[14]	Japan Bank for International Cooperation	2.000%	10/17/29	300	266
[14]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	817
[14]	Japan Bank for International Cooperation	4.375%	1/24/31	300	294
[14]	Japan Bank for International Cooperation	1.875%	4/15/31	500	422
[14]	Japan Bank for International Cooperation	4.625%	4/17/34	1,000	985
[14]	Japan International Cooperation Agency	2.750%	4/27/27	700	671
[14]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,904
[14]	Japan International Cooperation Agency	4.000%	5/23/28	600	589

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Japan International Cooperation Agency	3.375%	6/12/28	550	529
[14]	Japan International Cooperation Agency	4.750%	5/21/29	406	407
[14]	Japan International Cooperation Agency	1.000%	7/22/30	200	164
[14]	Japan International Cooperation Agency	1.750%	4/28/31	500	416
[15]	KFW	0.625%	1/22/26	4,000	3,846
[15]	KFW	5.000%	3/16/26	9,000	9,062
[15]	KFW	3.625%	4/1/26	2,750	2,724
[15]	KFW	4.625%	8/7/26	3,275	3,289
[15]	KFW	1.000%	10/1/26	9,000	8,503
[15]	KFW	4.375%	3/1/27	2,925	2,926
[15]	KFW	3.000%	5/20/27	585	567
[15]	KFW	3.500%	8/27/27	1,000	979
[15]	KFW	3.750%	2/15/28	3,825	3,758
[15]	KFW	2.875%	4/3/28	2,300	2,197
[15]	KFW	3.875%	6/15/28	3,525	3,470
[15]	KFW	4.000%	3/15/29	6,200	6,093
[15]	KFW	1.750%	9/14/29	900	798
[15]	KFW	0.750%	9/30/30	2,000	1,627
[15]	KFW	4.750%	10/29/30	1,275	1,292
[15]	KFW	4.125%	7/15/33	3,200	3,085
[15]	KFW	4.375%	2/28/34	1,275	1,249
[15]	KFW	0.000%	4/18/36	600	351
[15]	KFW	0.000%	6/29/37	1,700	935
	Korea Development Bank	3.000%	1/13/26	2,300	2,262
	Korea Development Bank	5.375%	10/23/26	500	506
	Korea Development Bank	4.625%	2/15/27	900	902
	Korea Development Bank	1.375%	4/25/27	500	466
	Korea Development Bank	4.125%	10/16/27	450	446
	Korea Development Bank	4.375%	2/15/28	2,150	2,123
	Korea Development Bank	5.375%	10/23/28	500	510
	Korea Development Bank	4.500%	2/15/29	1,000	989
	Korea Development Bank	1.625%	1/19/31	1,000	822
	Korea Development Bank	2.000%	10/25/31	500	412
	Korea Development Bank	4.375%	2/15/33	1,600	1,523
	Korea Development Bank	5.625%	10/23/33	500	518
[15]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,295
[7,15]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	792
[7,15]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,514
[7,15]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,230
[15]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	1,090	1,096
[15]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	819
[7,15]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	800	819
[7]	Nordic Investment Bank	0.500%	1/21/26	1,000	959
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,898
	Nordic Investment Bank	4.250%	2/28/29	1,075	1,066
[16]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	577
[7,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,109
[16]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	580	586
[16]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	1,568	1,580
[16]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,960
[16]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,791
[7,16]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	600	591
[16]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	850	824
[7]	Oriental Republic of Uruguay	4.375%	10/27/27	975	966
[7]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,231
[7]	Oriental Republic of Uruguay	5.750%	10/28/34	1,855	1,905
[7]	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,032
[7]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	859
[7]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,323
[7]	Oriental Republic of Uruguay	4.975%	4/20/55	2,680	2,369
[7]	Oriental Republic of Uruguay	5.250%	9/10/60	1,503	1,366
[17]	Petroleos Mexicanos	2.378%	4/15/25	10	10
	Province of Alberta	3.300%	3/15/28	1,100	1,061
	Province of Alberta	4.500%	6/26/29	1,000	995
	Province of Alberta	1.300%	7/22/30	2,566	2,143
	Province of Alberta	4.500%	1/24/34	1,000	967
	Province of British Columbia	2.250%	6/2/26	1,707	1,656
	Province of British Columbia	0.900%	7/20/26	1,275	1,208
	Province of British Columbia	4.800%	11/15/28	1,100	1,112
	Province of British Columbia	4.900%	4/24/29	2,100	2,122

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of British Columbia	1.300%	1/29/31	500	410
	Province of British Columbia	4.200%	7/6/33	1,100	1,046
	Province of British Columbia	4.750%	6/12/34	2,688	2,646
	Province of Manitoba	2.125%	6/22/26	850	821
	Province of Manitoba	4.300%	7/27/33	950	908
	Province of Manitoba	4.900%	5/31/34	665	662
	Province of New Brunswick	3.625%	2/24/28	500	485
	Province of Ontario	2.500%	4/27/26	1,000	975
	Province of Ontario	2.300%	6/15/26	2,000	1,939
	Province of Ontario	3.100%	5/19/27	4,025	3,901
	Province of Ontario	4.200%	1/18/29	1,600	1,576
	Province of Ontario	3.700%	9/17/29	2,325	2,235
	Province of Ontario	2.000%	10/2/29	1,700	1,512
	Province of Ontario	1.125%	10/7/30	2,800	2,304
	Province of Ontario	1.600%	2/25/31	5,000	4,167
	Province of Ontario	1.800%	10/14/31	500	414
	Province of Ontario	5.050%	4/24/34	1,457	1,467
	Province of Quebec	2.500%	4/20/26	700	682
	Province of Quebec	2.750%	4/12/27	3,250	3,129
	Province of Quebec	3.625%	4/13/28	1,150	1,120
	Province of Quebec	4.500%	4/3/29	2,525	2,513
[7]	Province of Quebec	7.500%	9/15/29	1,075	1,202
	Province of Quebec	1.350%	5/28/30	1,200	1,011
	Province of Quebec	1.900%	4/21/31	800	676
	Province of Quebec	4.500%	9/8/33	1,225	1,191
	Province of Quebec	4.250%	9/5/34	1,250	1,182
	Province of Saskatchewan	3.250%	6/8/27	700	679
	Republic of Chile	3.125%	1/21/26	710	696
[7]	Republic of Chile	2.750%	1/31/27	1,525	1,453
[7]	Republic of Chile	3.240%	2/6/28	2,660	2,516
[7]	Republic of Chile	4.850%	1/22/29	400	396
[7]	Republic of Chile	2.450%	1/31/31	921	789
[7]	Republic of Chile	2.550%	1/27/32	1,279	1,072
[7]	Republic of Chile	2.550%	7/27/33	2,709	2,184
[7]	Republic of Chile	3.500%	1/31/34	1,259	1,085
[7]	Republic of Chile	4.950%	1/5/36	1,601	1,516
[7]	Republic of Chile	3.100%	5/7/41	2,440	1,747
[7]	Republic of Chile	4.340%	3/7/42	1,236	1,038
	Republic of Chile	3.860%	6/21/47	1,100	821
[7]	Republic of Chile	3.500%	1/25/50	1,915	1,321
[7]	Republic of Chile	4.000%	1/31/52	1,465	1,095
[7]	Republic of Chile	5.330%	1/5/54	900	832
[7]	Republic of Chile	3.100%	1/22/61	1,675	986
[7]	Republic of Chile	3.250%	9/21/71	848	500
[7]	Republic of Hungary	7.625%	3/29/41	1,350	1,491
[7]	Republic of Indonesia	4.150%	9/20/27	650	635
	Republic of Indonesia	3.500%	1/11/28	1,300	1,239
[7]	Republic of Indonesia	4.550%	1/11/28	850	836
	Republic of Indonesia	4.100%	4/24/28	1,000	968
	Republic of Indonesia	4.750%	2/11/29	1,350	1,330
[7]	Republic of Indonesia	4.400%	3/10/29	200	194
	Republic of Indonesia	3.400%	9/18/29	1,100	1,022
	Republic of Indonesia	2.850%	2/14/30	350	313
	Republic of Indonesia	3.850%	10/15/30	2,100	1,957
	Republic of Indonesia	1.850%	3/12/31	600	491
[7]	Republic of Indonesia	2.150%	7/28/31	1,100	907
[7]	Republic of Indonesia	3.550%	3/31/32	1,250	1,118
[7]	Republic of Indonesia	4.700%	2/10/34	775	735
[7]	Republic of Indonesia	4.750%	9/10/34	600	569
	Republic of Indonesia	4.350%	1/11/48	2,075	1,737
	Republic of Indonesia	5.350%	2/11/49	1,500	1,455
	Republic of Indonesia	3.700%	10/30/49	825	610
	Republic of Indonesia	4.200%	10/15/50	2,005	1,615
	Republic of Indonesia	3.050%	3/12/51	850	549
[7]	Republic of Indonesia	4.300%	3/31/52	700	566
[7]	Republic of Indonesia	5.450%	9/20/52	200	192
[7]	Republic of Indonesia	5.650%	1/11/53	700	691
[7]	Republic of Indonesia	5.100%	2/10/54	1,075	987
[7]	Republic of Indonesia	5.150%	9/10/54	835	769
[7]	Republic of Indonesia	3.200%	9/23/61	800	493

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.450%	4/15/70	750	601
	Republic of Indonesia	3.350%	3/12/71	500	312
[7]	Republic of Italy	1.250%	2/17/26	2,900	2,787
[7]	Republic of Italy	2.875%	10/17/29	2,000	1,808
[7]	Republic of Italy	5.375%	6/15/33	1,925	1,903
[7]	Republic of Italy	4.000%	10/17/49	1,900	1,358
[7]	Republic of Italy	3.875%	5/6/51	2,500	1,690
	Republic of Korea	2.750%	1/19/27	2,800	2,709
	Republic of Korea	2.500%	6/19/29	900	825
	Republic of Korea	4.500%	7/3/29	500	498
	Republic of Korea	1.000%	9/16/30	1,000	819
	Republic of Korea	1.750%	10/15/31	550	454
	Republic of Korea	4.125%	6/10/44	655	567
	Republic of Korea	3.875%	9/20/48	390	318
	Republic of Panama	7.125%	1/29/26	1,358	1,378
	Republic of Panama	8.875%	9/30/27	368	395
[7]	Republic of Panama	3.875%	3/17/28	1,980	1,826
	Republic of Panama	9.375%	4/1/29	1,070	1,180
[7]	Republic of Panama	3.160%	1/23/30	400	334
[7]	Republic of Panama	7.500%	3/1/31	900	912
[7]	Republic of Panama	2.252%	9/29/32	2,325	1,625
[7]	Republic of Panama	3.298%	1/19/33	835	628
[7]	Republic of Panama	6.400%	2/14/35	1,900	1,722
[7]	Republic of Panama	6.700%	1/26/36	1,444	1,341
[7]	Republic of Panama	6.875%	1/31/36	400	375
[7]	Republic of Panama	8.000%	3/1/38	1,080	1,082
[7]	Republic of Panama	4.500%	5/15/47	600	385
[7]	Republic of Panama	4.500%	4/16/50	2,310	1,427
[7]	Republic of Panama	4.300%	4/29/53	1,250	732
[7]	Republic of Panama	6.853%	3/28/54	1,160	989
[7]	Republic of Panama	4.500%	4/1/56	2,650	1,570
[7]	Republic of Panama	7.875%	3/1/57	250	241
[7]	Republic of Panama	3.870%	7/23/60	3,350	1,751
[7]	Republic of Panama	4.500%	1/19/63	1,400	820
[7]	Republic of Peru	2.392%	1/23/26	600	582
	Republic of Peru	4.125%	8/25/27	250	244
[7]	Republic of Peru	2.783%	1/23/31	4,900	4,178
[7]	Republic of Peru	1.862%	12/1/32	1,100	833
	Republic of Peru	8.750%	11/21/33	2,385	2,834
[7]	Republic of Peru	3.000%	1/15/34	1,800	1,446
[7]	Republic of Peru	5.375%	2/8/35	400	383
[7]	Republic of Peru	6.550%	3/14/37	600	627
[7]	Republic of Peru	3.300%	3/11/41	1,000	721
	Republic of Peru	5.625%	11/18/50	2,150	2,009
[7]	Republic of Peru	3.550%	3/10/51	400	267
[7]	Republic of Peru	5.875%	8/8/54	1,600	1,520
[7]	Republic of Peru	2.780%	12/1/60	1,700	896
[7]	Republic of Peru	3.600%	1/15/72	850	518
[7]	Republic of Peru	3.230%	7/28/21	1,200	630
	Republic of Poland	3.250%	4/6/26	1,150	1,130
[7]	Republic of Poland	5.500%	11/16/27	1,300	1,324
[7]	Republic of Poland	4.625%	3/18/29	1,300	1,284
[7]	Republic of Poland	5.750%	11/16/32	1,275	1,300
[7]	Republic of Poland	4.875%	10/4/33	2,125	2,039
[7]	Republic of Poland	5.125%	9/18/34	2,500	2,418
[7]	Republic of Poland	5.500%	4/4/53	2,105	1,937
[7]	Republic of Poland	5.500%	3/18/54	3,000	2,755
	Republic of the Philippines	5.500%	3/30/26	1,500	1,509
	Republic of the Philippines	3.229%	3/29/27	450	434
	Republic of the Philippines	5.170%	10/13/27	600	603
	Republic of the Philippines	3.000%	2/1/28	1,725	1,621
	Republic of the Philippines	4.625%	7/17/28	500	491
	Republic of the Philippines	3.750%	1/14/29	2,000	1,900
	Republic of the Philippines	9.500%	2/2/30	1,525	1,822
	Republic of the Philippines	4.375%	3/5/30	500	483
	Republic of the Philippines	2.457%	5/5/30	2,000	1,750
	Republic of the Philippines	7.750%	1/14/31	775	874
	Republic of the Philippines	1.648%	6/10/31	1,423	1,144
	Republic of the Philippines	1.950%	1/6/32	675	542
	Republic of the Philippines	6.375%	1/15/32	600	636

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	3.556%	9/29/32	800	712
	Republic of the Philippines	5.609%	4/13/33	400	406
	Republic of the Philippines	5.000%	7/17/33	1,050	1,024
	Republic of the Philippines	5.250%	5/14/34	800	789
	Republic of the Philippines	6.375%	10/23/34	2,175	2,336
	Republic of the Philippines	4.750%	3/5/35	700	662
	Republic of the Philippines	5.000%	1/13/37	400	385
	Republic of the Philippines	3.950%	1/20/40	1,500	1,244
	Republic of the Philippines	3.700%	3/1/41	1,534	1,217
	Republic of the Philippines	3.700%	2/2/42	1,885	1,481
	Republic of the Philippines	2.950%	5/5/45	1,750	1,169
	Republic of the Philippines	2.650%	12/10/45	1,400	882
	Republic of the Philippines	3.200%	7/6/46	1,875	1,297
	Republic of the Philippines	4.200%	3/29/47	925	747
	Republic of the Philippines	5.950%	10/13/47	600	620
	Republic of the Philippines	5.500%	1/17/48	400	388
	Republic of the Philippines	5.600%	5/14/49	800	783
	Republic of the Philippines	5.175%	9/5/49	975	901
[7]	State of Israel	2.875%	3/16/26	1,100	1,074
[7]	State of Israel	3.250%	1/17/28	790	746
[7]	State of Israel	5.375%	3/12/29	1,700	1,694
[7]	State of Israel	2.500%	1/15/30	200	174
[7]	State of Israel	2.750%	7/3/30	1,550	1,347
[7]	State of Israel	4.500%	1/17/33	1,975	1,810
[7]	State of Israel	5.500%	3/12/34	2,500	2,437
[7]	State of Israel	4.500%	1/30/43	1,650	1,369
[7]	State of Israel	4.125%	1/17/48	800	606
[7]	State of Israel	3.375%	1/15/50	1,585	1,027
[7]	State of Israel	3.875%	7/3/50	1,650	1,164
[7]	State of Israel	5.750%	3/12/54	2,500	2,283
[7]	State of Israel	4.500%	4/3/20	900	625
[7]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,122
[7]	Svensk Exportkredit AB	4.875%	9/14/26	260	262
[7]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	953
[7]	Svensk Exportkredit AB	3.750%	9/13/27	1,275	1,253
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	990
[7]	Svensk Exportkredit AB	4.250%	2/1/29	300	296
[7]	Svensk Exportkredit AB	4.875%	10/4/30	920	930
	United Mexican States	4.125%	1/21/26	2,968	2,936
	United Mexican States	4.150%	3/28/27	3,370	3,293
	United Mexican States	3.750%	1/11/28	1,175	1,116
[7]	United Mexican States	5.400%	2/9/28	800	793
	United Mexican States	4.500%	4/22/29	2,000	1,906
[7]	United Mexican States	5.000%	5/7/29	1,263	1,218
[7]	United Mexican States	3.250%	4/16/30	3,000	2,611
[7]	United Mexican States	2.659%	5/24/31	2,700	2,188
[7]	United Mexican States	8.300%	8/15/31	1,000	1,156
[7]	United Mexican States	4.750%	4/27/32	2,200	1,993
[7]	United Mexican States	7.500%	4/8/33	400	432
[7]	United Mexican States	4.875%	5/19/33	2,925	2,617
[7]	United Mexican States	3.500%	2/12/34	2,200	1,747
[7]	United Mexican States	6.750%	9/27/34	1,450	1,467
[7]	United Mexican States	6.350%	2/9/35	2,225	2,172
[7]	United Mexican States	6.000%	5/7/36	3,468	3,260
	United Mexican States	6.050%	1/11/40	2,321	2,148
[7]	United Mexican States	4.280%	8/14/41	2,091	1,541
[7]	United Mexican States	4.750%	3/8/44	3,022	2,292
	United Mexican States	5.550%	1/21/45	1,150	995
	United Mexican States	4.600%	1/23/46	2,530	1,826
	United Mexican States	4.350%	1/15/47	1,410	982
	United Mexican States	4.600%	2/10/48	2,070	1,483
[7]	United Mexican States	4.500%	1/31/50	1,200	843
[7]	United Mexican States	5.000%	4/27/51	2,500	1,875
[7]	United Mexican States	4.400%	2/12/52	2,025	1,365
[7]	United Mexican States	6.338%	5/4/53	2,385	2,118
[7]	United Mexican States	6.400%	5/7/54	2,108	1,891
[7]	United Mexican States	3.771%	5/24/61	2,875	1,638
[7]	United Mexican States	5.750%	10/12/10	2,114	1,618
Total Sovereign Bonds (Cost $771,294)					709,534

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	40	40
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	253
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	112
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	237
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	118
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	51
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	473
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	180	200
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,041
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	143
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	454
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	458
	California Earthquake Authority Revenue	5.603%	7/1/27	275	276
	California GO	2.650%	4/1/26	250	245
	California GO	1.700%	2/1/28	350	322
	California GO	3.500%	4/1/28	400	388
	California GO	5.125%	9/1/29	375	384
	California GO	2.500%	10/1/29	590	538
	California GO	1.750%	11/1/30	260	220
	California GO	5.750%	10/1/31	100	105
	California GO	4.500%	4/1/33	850	819
	California GO	7.500%	4/1/34	1,770	2,019
	California GO	5.150%	9/1/34	250	251
	California GO	4.600%	4/1/38	1,925	1,792
	California GO	7.550%	4/1/39	2,815	3,327
	California GO	7.300%	10/1/39	1,000	1,139
	California GO	7.350%	11/1/39	725	829
	California GO	7.625%	3/1/40	1,150	1,355
	California GO	7.600%	11/1/40	2,000	2,382
	California State University Systemwide Revenue	3.899%	11/1/47	250	204
	California State University Systemwide Revenue	2.897%	11/1/51	500	346
	California State University Systemwide Revenue	2.975%	11/1/51	465	311
	California State University Systemwide Revenue	2.719%	11/1/52	500	328
	California State University Systemwide Revenue	2.939%	11/1/52	500	333
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	100
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	345
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	502
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	426
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	285
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	298
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,408	1,551
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	362
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	444
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	249
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	333
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	339
	Connecticut GO	5.090%	10/1/30	575	574
	Connecticut GO	5.850%	3/15/32	610	641
	Cook County IL GO	6.229%	11/15/34	400	416
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	98
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	305
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	69
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	314
[18]	Dallas TX Independent School District GO	6.450%	2/15/35	150	152
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	718
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	243
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	316
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	693
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	236
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	324
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	788
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	862
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	850	859
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	406
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	573	611
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,318	1,414

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	140	153
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	199
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	358
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	330
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	319
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	308
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	376
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	350	325
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	360	326
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	463
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	307
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,034
	Houston TX GO	6.290%	3/1/32	600	629
	Houston TX GO	3.961%	3/1/47	355	299
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	207
	Illinois GO	5.100%	6/1/33	6,936	6,839
	Illinois GO	6.630%	2/1/35	110	114
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	364
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	269
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	315	311
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	95	93
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	345
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	258
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	189
[19]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	405
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	362
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	444
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	551
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	58
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	151
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	401	397
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	304	306
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	680
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	300
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	189
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	652
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	693
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	350	356
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	342	329
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	368
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	339
	Massachusetts GO	5.456%	12/1/39	845	840
	Massachusetts GO	2.900%	9/1/49	575	389
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	507
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	271
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	259
	Massachusetts SO Revenue	4.110%	7/15/31	307	300
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	50
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	107
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	35	30
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	681
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	510
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	216
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	300
	Michigan State University Revenue	4.496%	8/15/48	200	181
	Michigan State University Revenue	4.165%	8/15/22	465	343
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	204
	Mississippi GO	5.245%	11/1/34	250	247
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	285
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	258
[20]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,518

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	480
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	659
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,044
	New York City NY GO	4.610%	9/1/37	500	474
	New York City NY GO	5.517%	10/1/37	475	471
	New York City NY GO	6.271%	12/1/37	325	341
	New York City NY GO	5.264%	10/1/44	500	487
	New York City NY GO	5.094%	10/1/49	500	474
	New York City NY GO	5.263%	10/1/52	200	194
	New York City NY GO	5.828%	10/1/53	200	209
	New York City NY GO	5.114%	10/1/54	500	473
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	99
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	295
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	101
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	76
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	307
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,190
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	148
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	621
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	533
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	322
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	455	532
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	95
	New York State Thruway Authority General Revenue	2.900%	1/1/35	230	196
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	60	58
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	240	223
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	400	404
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	778
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	257
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	353
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	218
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	416	397
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	387
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	319
	Oregon GO	5.892%	6/1/27	296	303
[21]	Oregon School Boards Association GO	5.528%	6/30/28	87	89
	Pennsylvania State University Revenue	2.790%	9/1/43	425	318
	Pennsylvania State University Revenue	2.840%	9/1/50	300	202
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	363
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	132
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	205
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	818
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,415	1,330
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	358
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	142
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	141
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	125
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	161
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,432
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	494
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	254
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	218
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	152
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	67
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	323
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	79
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	254
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	278
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	287
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	198
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	210
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	342
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	233

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	490
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	415
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,033
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	450	451
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	304
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	333
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	506
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	278
	Texas GO	5.517%	4/1/39	1,030	1,030
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,414	1,416
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,329
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	613
	Texas Transportation Commission GO	4.681%	4/1/40	100	92
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,287
[21]	Tucson City AZ COP	2.856%	7/1/47	300	213
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	237
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,416
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	134
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	327
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	600	517
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	426
	University of California Revenue	1.316%	5/15/27	925	859
	University of California Revenue	1.614%	5/15/30	525	447
	University of California Revenue	3.071%	5/15/51	500	330
	University of California Revenue	4.858%	5/15/12	705	586
	University of California Revenue	4.767%	5/15/15	150	122
	University of Michigan Revenue	2.437%	4/1/40	275	196
	University of Michigan Revenue	2.562%	4/1/50	200	123
	University of Michigan Revenue	3.504%	4/1/52	475	350
	University of Michigan Revenue	4.454%	4/1/22	1,100	863
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	166
[19]	University of Oregon Revenue	3.424%	3/1/60	750	520
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	220
	University of Texas Financing System Revenue	4.794%	8/15/46	300	281
	University of Texas Financing System Revenue	3.354%	8/15/47	200	148
	University of Texas Financing System Revenue	2.439%	8/15/49	225	134
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	675
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	200
	University of Virginia Revenue	2.256%	9/1/50	1,075	620
	University of Virginia Revenue	4.179%	9/1/17	250	187
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	140	142
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	300	291
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	907
Total Taxable Municipal Bonds (Cost $129,478)					111,194

Balanced Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[22,23]	Vanguard Market Liquidity Fund (Cost $469,203)	4.466%	4,692,909	469,291
Total Investments (100.1%) (Cost $31,606,511)				57,554,732
Other Assets and Liabilities—Net (-0.1%)				(74,480)
Net Assets (100%)				57,480,252
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,109,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $17,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Securities with a value of $647,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	U.S. government-guaranteed.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $55,406,000, representing 0.1% of net assets.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Government of Japan.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $43,804,000 was received for securities on loan.
1YR—1-year.
ADR—American Depositary Receipt.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2025	1,354	147,248	(1,635)
E-mini Russell 2000 Index	March 2025	62	6,974	(396)
E-mini S&P 500 Index	March 2025	206	61,138	(1,988)
E-mini S&P Mid-Cap 400 Index	March 2025	2	629	(30)
				(4,049)
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $31,106,302)	57,054,877
Affiliated Issuers (Cost $500,209)	499,855
Total Investments in Securities	57,554,732
Investment in Vanguard	1,563
Cash	802
Cash Collateral Pledged—Futures Contracts	6,817
Receivables for Investment Securities Sold	232,350
Receivables for Accrued Income	196,250
Receivables for Capital Shares Issued	36,547
Total Assets	58,029,061
Liabilities
Payables for Investment Securities Purchased	345,604
Collateral for Securities on Loan	43,804
Payables for Capital Shares Redeemed	157,103
Payables to Vanguard	1,745
Variation Margin Payable—Futures Contracts	553
Total Liabilities	548,809
Net Assets	57,480,252
1 Includes $39,109,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	30,826,520
Total Distributable Earnings (Loss)	26,653,732
Net Assets	57,480,252

Investor Shares—Net Assets
Applicable to 3,679,645 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	178,422
Net Asset Value Per Share—Investor Shares	$48.49

Admiral™ Shares—Net Assets
Applicable to 952,279,680 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,167,047
Net Asset Value Per Share—Admiral Shares	$48.48

Institutional Shares—Net Assets
Applicable to 229,638,909 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,134,783
Net Asset Value Per Share—Institutional Shares	$48.49
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	456,227
Dividends—Affiliated Issuers	1,135
Interest—Unaffiliated Issuers	757,565
Interest—Affiliated Issuers	20,088
Securities Lending—Net	3,120
Total Income	1,238,135
Expenses
The Vanguard Group—Note B
Investment Advisory Services	944
Management and Administrative—Investor Shares	320
Management and Administrative—Admiral Shares	28,075
Management and Administrative—Institutional Shares	5,817
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	1,559
Marketing and Distribution—Institutional Shares	290
Custodian Fees	317
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—Admiral Shares	630
Shareholders’ Reports and Proxy Fees—Institutional Shares	36
Trustees’ Fees and Expenses	32
Other Expenses	40
Total Expenses	38,111
Net Investment Income	1,200,024
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	2,415,561
Investment Securities Sold—Affiliated Issuers	(823)
Futures Contracts	13,266
Realized Net Gain (Loss)	2,428,004
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	3,913,545
Investment Securities—Affiliated Issuers	111
Futures Contracts	(18,726)
Change in Unrealized Appreciation (Depreciation)	3,894,930
Net Increase (Decrease) in Net Assets Resulting from Operations	7,522,958
1	Dividends are net of foreign withholding taxes of $89,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,200,024	1,051,939
Realized Net Gain (Loss)	2,428,004	1,301,413
Change in Unrealized Appreciation (Depreciation)	3,894,930	5,675,533
Net Increase (Decrease) in Net Assets Resulting from Operations	7,522,958	8,028,885
Distributions
Investor Shares	(9,281)	(8,298)
Admiral Shares	(2,377,263)	(1,798,418)
Institutional Shares	(573,723)	(434,284)
Total Distributions	(2,960,267)	(2,241,000)
Capital Share Transactions
Investor Shares	(32,540)	(27,182)
Admiral Shares	441,578	(1,966)
Institutional Shares	277,570	(1,430,788)
Net Increase (Decrease) from Capital Share Transactions	686,608	(1,459,936)
Total Increase (Decrease)	5,249,299	4,327,949
Net Assets
Beginning of Period	52,230,953	47,903,004
End of Period	57,480,252	52,230,953
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$44.59	$39.66	$49.02	$44.34	$39.23
Investment Operations
Net Investment Income[1]	.972	.854	.709	.627	.700
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.000[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	5.426	5.970	(8.996)	5.564	5.537
Total from Investment Operations	6.398	6.824	(8.287)	6.191	6.237
Distributions
Dividends from Net Investment Income	(.979)	(.861)	(.716)	(.626)	(.687)
Distributions from Realized Capital Gains	(1.519)	(1.033)	(.357)	(.885)	(.440)
Total Distributions	(2.498)	(1.894)	(1.073)	(1.511)	(1.127)
Net Asset Value, End of Period	$48.49	$44.59	$39.66	$49.02	$44.34
Total Return[3]	14.46%	17.44%	-16.97%	14.09%	16.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178	$194	$199	$317	$334
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.04%	2.02%	1.66%	1.33%	1.76%
Portfolio Turnover Rate[4]	22%	19%	19%	35%	60%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 5%, 5%, 15%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$44.58	$39.65	$49.02	$44.34	$39.23
Investment Operations
Net Investment Income[1]	1.028	.902	.761	.680	.742
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.000[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	5.426	5.969	(9.010)	5.564	5.542
Total from Investment Operations	6.454	6.871	(8.249)	6.244	6.284
Distributions
Dividends from Net Investment Income	(1.035)	(.908)	(.764)	(.679)	(.733)
Distributions from Realized Capital Gains	(1.519)	(1.033)	(.357)	(.885)	(.441)
Total Distributions	(2.554)	(1.941)	(1.121)	(1.564)	(1.174)
Net Asset Value, End of Period	$48.48	$44.58	$39.65	$49.02	$44.34
Total Return[3]	14.59%	17.58%	-16.90%	14.22%	16.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,167	$42,048	$37,437	$47,564	$39,901
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.14%	1.79%	1.44%	1.86%
Portfolio Turnover Rate[4]	22%	19%	19%	35%	60%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 5%, 5%, 15%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$44.59	$39.66	$49.02	$44.35	$39.24
Investment Operations
Net Investment Income[1]	1.033	.904	.765	.685	.747
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.000[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	5.427	5.971	(8.998)	5.554	5.541
Total from Investment Operations	6.460	6.875	(8.233)	6.239	6.288
Distributions
Dividends from Net Investment Income	(1.041)	(.912)	(.769)	(.684)	(.737)
Distributions from Realized Capital Gains	(1.519)	(1.033)	(.358)	(.885)	(.441)
Total Distributions	(2.560)	(1.945)	(1.127)	(1.569)	(1.178)
Net Asset Value, End of Period	$48.49	$44.59	$39.66	$49.02	$44.35
Total Return	14.60%	17.58%	-16.87%	14.20%	16.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,135	$9,989	$10,268	$13,081	$11,685
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.14%	1.80%	1.45%	1.87%
Portfolio Turnover Rate[3]	22%	19%	19%	35%	60%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 5%, 5%, 5%, 15%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Balanced Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,563,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Balanced Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,003,174	17	10	35,003,201
Preferred Stocks	—	—	—	—
Rights	—	—	96	96
Warrants	—	—	—	—
U.S. Government and Agency Obligations	—	15,027,168	—	15,027,168
Asset-Backed/Commercial Mortgage-Backed Securities	—	482,747	—	482,747
Corporate Bonds	—	5,751,501	—	5,751,501
Sovereign Bonds	—	709,534	—	709,534
Taxable Municipal Bonds	—	111,194	—	111,194
Temporary Cash Investments	469,291	—	—	469,291
Total	35,472,465	22,082,161	106	57,554,732

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(4,049)	—	—	(4,049)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	129,759
Total Distributable Earnings (Loss)	(129,759)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; the classification of securities for tax purposes; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	23,690
Undistributed Long-Term Gains	747,194
Net Unrealized Gains (Losses)	25,881,849
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	999
Total	26,653,732
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income	1,234,609	1,052,444
Long-Term Capital Gains*	1,725,658	1,188,556
Total	2,960,267	2,241,000
*	Includes short-term capital gains, if any.

Balanced Index Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,672,883
Gross Unrealized Appreciation	28,698,385
Gross Unrealized Depreciation	(2,816,536)
Net Unrealized Appreciation (Depreciation)	25,881,849
E.  During the year ended December 31, 2024, the fund purchased $2,615,458,000 of investment securities and sold $5,670,501,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,442,160,000 and $7,130,398,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $171,163,000 and sales were $75,194,000, resulting in net realized gain of $41,681,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	17,237	370	16,753	394
Issued in Lieu of Cash Distributions	9,281	193	8,298	193
Redeemed	(59,058)	(1,239)	(52,233)	(1,237)
Net Increase (Decrease)—Investor Shares	(32,540)	(676)	(27,182)	(650)
Admiral Shares
Issued	4,921,348	103,075	3,882,733	91,712
Issued in Lieu of Cash Distributions	2,149,876	44,574	1,632,032	37,935
Redeemed	(6,629,646)	(138,492)	(5,516,731)	(130,590)
Net Increase (Decrease)—Admiral Shares	441,578	9,157	(1,966)	(943)
Institutional Shares
Issued	1,353,755	28,566	1,143,853	26,989
Issued in Lieu of Cash Distributions	553,995	11,483	422,724	9,838
Redeemed	(1,630,180)	(34,417)	(2,997,365)	(71,707)
Net Increase (Decrease)—Institutional Shares	277,570	5,632	(1,430,788)	(34,880)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	722,008	NA1	NA1	22	59	20,088	—	469,291
Vanguard Total Bond Market ETF	6,573	39,033	14,249	(845)	52	1,135	—	30,564
Total	728,581	39,033	14,249	(823)	111	21,223	—	499,855
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.

Balanced Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 33.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $424,763,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $317,548,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,853,316,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 62.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $28,014,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q020 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.